Due to size constraints, this filing is being made in 3 related submissions. This submission is the third of the 3 related submissions. The accession numbers of the previous related submissions are as follows:

0000927730-20-000229
0000927730-20-000230

Accumulation Unit Values
Contract with Endorsements - 2.81%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$15.23	$16.82	$15.13	$14.68	$15.44	$15.54	$14.03	$12.99	$13.71	$12.47
End of period	$17.53	$15.23	$16.82	$15.13	$14.68	$15.44	$15.54	$14.03	$12.99	$13.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	16,084	16,537

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.47	$36.20	$29.26	$28.45	$30.70	$30.72	$24.21	$21.87	$23.03	$17.46
End of period	$45.54	$34.47	$36.20	$29.26	$28.45	$30.70	$30.72	$24.21	$21.87	$23.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,021	509

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.35	$18.53	$17.16	$14.26	$16.19	$16.63	$12.73	$11.14	$11.78	$9.55
End of period	$18.70	$15.35	$18.53	$17.16	$14.26	$16.19	$16.63	$12.73	$11.14	$11.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	548	664

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.74	$12.69	$11.19	$10.88	$11.36	$11.62	$10.35	$9.41	$10.17	$9.59
End of period	$13.78	$11.74	$12.69	$11.19	$10.88	$11.36	$11.62	$10.35	$9.41	$10.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	331	59

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.18	$12.23	$9.76	$9.57	$10.20	$11.43	$10.60	$9.29	$11.15	N/A
End of period	$12.73	$10.18	$12.23	$9.76	$9.57	$10.20	$11.43	$10.60	$9.29	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,294	3,510	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$12.11	$14.38	$12.02	$11.46	$11.99	$10.82	$8.30	$7.13	$8.21	$7.77
End of period	$14.83	$12.11	$14.38	$12.02	$11.46	$11.99	$10.82	$8.30	$7.13	$8.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$10.87	$12.11	$10.94	$10.82	$11.28	$11.39	$10.25	$9.62	$10.29	N/A
End of period	$12.44	$10.87	$12.11	$10.94	$10.82	$11.28	$11.39	$10.25	$9.62	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	772	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.80	$7.21	$7.64	$6.21	$8.37	$10.04	$9.43	$9.62	$10.68	$9.36
End of period	$6.47	$5.80	$7.21	$7.64	$6.21	$8.37	$10.04	$9.43	$9.62	$10.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	64	3,084

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.66	$41.06	$31.60	$32.35	$31.32	$29.59	$21.89	$20.36	$20.78	$18.97
End of period	$52.31	$40.66	$41.06	$31.60	$32.35	$31.32	$29.59	$21.89	$20.36	$20.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.90	$12.35	$9.89	$10.17	$10.84	$12.46	$10.55	$9.27	$10.94	$10.45
End of period	$11.46	$9.90	$12.35	$9.89	$10.17	$10.84	$12.46	$10.55	$9.27	$10.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,011	2,655	2,718

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.79	$25.41	$21.74	$19.61	$20.60	$19.29	$14.68	$13.28	$13.77	$12.66
End of period	$28.71	$22.79	$25.41	$21.74	$19.61	$20.60	$19.29	$14.68	$13.28	$13.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.27	$15.77	$15.39	$15.41	$15.79	$15.62	$16.40	$15.61	$15.31	$14.64
End of period	$16.00	$15.27	$15.77	$15.39	$15.41	$15.79	$15.62	$16.40	$15.61	$15.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,062	14,070	10,594

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$18.24	$19.06	$19.03	$19.17	$19.64	$19.16	$19.92	$19.01	$18.40	$17.58
End of period	$19.37	$18.24	$19.06	$19.03	$19.17	$19.64	$19.16	$19.92	$19.01	$18.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	96	1,994

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.82	$12.20	$11.30	$11.21	$12.69	$13.60	$11.31	$9.93	$11.03	N/A
End of period	$12.73	$10.82	$12.20	$11.30	$11.21	$12.69	$13.60	$11.31	$9.93	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.37	$11.78	$10.84	$9.83	$10.78	$10.79	$8.96	$7.94	$8.28	$7.72
End of period	$11.87	$10.37	$11.78	$10.84	$9.83	$10.78	$10.79	$8.96	$7.94	$8.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	13,496	14,209

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.40	$13.33	$12.47	$11.24	$12.48	$12.44	$11.21	$10.28	$10.31	$9.42
End of period	$14.00	$12.40	$13.33	$12.47	$11.24	$12.48	$12.44	$11.21	$10.28	$10.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,066

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.72	$11.18	$8.69	$9.05	$8.96	$10.18	$7.91	$6.39	$7.68	$6.55
End of period	$10.04	$8.72	$11.18	$8.69	$9.05	$8.96	$10.18	$7.91	$6.39	$7.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	564	564

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.46	$11.76	$10.50	$9.91	$11.62	$12.57	$14.03	$12.02	$12.97	$11.49
End of period	$11.51	$10.46	$11.76	$10.50	$9.91	$11.62	$12.57	$14.03	$12.02	$12.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,409

JNL/GQG Emerging Markets Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.41	$9.19	$6.21	$6.61	$7.16	$6.61	$6.96	$5.80	$8.27	$7.27
End of period	$8.28	$7.41	$9.19	$6.21	$6.61	$7.16	$6.61	$6.96	$5.80	$8.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	88

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.72	$15.07	$14.07	$14.12	$14.67	$13.12	$13.13	$10.52	$11.54	$10.14
End of period	$16.34	$13.72	$15.07	$14.07	$14.12	$14.67	$13.12	$13.13	$10.52	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	596	4,364	5,017

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.99	$16.95	$14.15	$14.73	$15.46	$15.86	$13.71	$12.18	$13.46	$12.32
End of period	$17.43	$13.99	$16.95	$14.15	$14.73	$15.46	$15.86	$13.71	$12.18	$13.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,359	3,023

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$23.76	$26.89	$22.13	$20.41	$21.38	$20.36	$14.99	$13.10	$13.66	$11.13
End of period	$28.74	$23.76	$26.89	$22.13	$20.41	$21.38	$20.36	$14.99	$13.10	$13.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,228	549

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.86	$37.75	$30.00	$30.69	$30.64	$28.35	$20.53	$18.16	$19.85	$16.25
End of period	$47.43	$34.86	$37.75	$30.00	$30.69	$30.64	$28.35	$20.53	$18.16	$19.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	307	619

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.86	$15.22	$15.27	$15.48	$15.85	$15.47	$16.49	$16.36	$15.32	$14.68
End of period	$15.39	$14.86	$15.22	$15.27	$15.48	$15.85	$15.47	$16.49	$16.36	$15.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,671	3,605

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.18	$12.82	$10.26	$8.84	$11.18	$12.14	$12.63	$10.63	$13.29	$11.21
End of period	$11.66	$10.18	$12.82	$10.26	$8.84	$11.18	$12.14	$12.63	$10.63	$13.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	309	309	3,570

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$11.16	$11.54	$11.52	$11.63	$11.97	$11.66	$12.33	$12.24	$11.75	$11.41
End of period	$11.71	$11.16	$11.54	$11.52	$11.63	$11.97	$11.66	$12.33	$12.24	$11.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	5,297	5,354

JNL/Mellon Communication Services Sector Division

Accumulation unit value:
Beginning of period	$6.99	$7.63	$7.58	$6.31	$6.32	$6.16	$5.23	$4.47	$4.75	$3.99
End of period	$8.59	$6.99	$7.63	$7.58	$6.31	$6.32	$6.16	$5.23	$4.47	$4.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	992	3,622	4,006

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.77	$22.67	$19.09	$18.50	$17.97	$16.68	$12.15	$10.12	$9.77	$8.19
End of period	$26.86	$21.77	$22.67	$19.09	$18.50	$17.97	$16.68	$12.15	$10.12	$9.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.35	$16.45	$13.26	$11.77	$12.18	$11.41	$8.99	$8.31	$7.25	$5.98
End of period	$18.58	$15.35	$16.45	$13.26	$11.77	$12.18	$11.41	$8.99	$8.31	$7.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	565	20,651	16,687

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.76	$25.54	$27.07	$21.88	$29.32	$33.64	$27.61	$27.21	$27.10	$23.40
End of period	$20.87	$19.76	$25.54	$27.07	$21.88	$29.32	$33.64	$27.61	$27.21	$27.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	424	3,596	2,990

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division

Accumulation unit value:
Beginning of period	$10.96	$13.09	$11.28	$9.35	$9.73	$8.85	$6.82	$5.57	$6.57	$5.96
End of period	$13.97	$10.96	$13.09	$11.28	$9.35	$9.73	$8.85	$6.82	$5.57	$6.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	269	446

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.48	$24.00	$20.12	$21.52	$20.77	$17.07	$12.46	$10.81	$10.03	$9.93
End of period	$28.90	$24.48	$24.00	$20.12	$21.52	$20.77	$17.07	$12.46	$10.81	$10.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,876	2,086

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.90	$13.37	$10.09	$9.16	$9.02	$7.69	$6.27	$5.80	$5.98	$5.49
End of period	$18.57	$12.90	$13.37	$10.09	$9.16	$9.02	$7.69	$6.27	$5.80	$5.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	923	1,121

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.81	$16.50	$13.57	$13.85	$14.40	$15.77	$13.35	$11.64	$13.64	$13.14
End of period	$16.27	$13.81	$16.50	$13.57	$13.85	$14.40	$15.77	$13.35	$11.64	$13.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	426	4,331	5,177

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$15.05	$16.98	$14.40	$13.85	$15.52	$14.40	$13.07	$10.94	$12.27	$11.00
End of period	$18.62	$15.05	$16.98	$14.40	$13.85	$15.52	$14.40	$13.07	$10.94	$12.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	713	20,812	23,049

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$24.23	$25.08	$19.53	$18.61	$18.87	$16.38	$11.94	$10.27	$10.35	$9.08
End of period	$32.64	$24.23	$25.08	$19.53	$18.61	$18.87	$16.38	$11.94	$10.27	$10.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,081	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.73	$27.61	$24.55	$21.02	$22.22	$20.92	$16.18	$14.19	$14.91	$12.19
End of period	$28.98	$23.73	$27.61	$24.55	$21.02	$22.22	$20.92	$16.18	$14.19	$14.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	5,852	6,618

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.38	$18.80	$15.96	$14.73	$15.02	$13.67	$10.68	$9.52	$9.65	$8.67
End of period	$22.11	$17.38	$18.80	$15.96	$14.73	$15.02	$13.67	$10.68	$9.52	$9.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,958	18,635	19,610

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.23	$23.98	$21.86	$17.86	$19.24	$18.91	$14.05	$12.47	$13.41	$10.92
End of period	$25.23	$21.23	$23.98	$21.86	$17.86	$19.24	$18.91	$14.05	$12.47	$13.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	4,041	4,697

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.64	$19.38	$17.63	$15.97	$18.04	$16.40	$12.71	$11.07	$12.19	$10.08
End of period	$21.18	$16.64	$19.38	$17.63	$15.97	$18.04	$16.40	$12.71	$11.07	$12.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	827

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.08	$20.25	$15.29	$15.71	$15.57	$15.71	$12.80	$10.92	$12.24	$10.91
End of period	$21.80	$17.08	$20.25	$15.29	$15.71	$15.57	$15.71	$12.80	$10.92	$12.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	6	413

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$11.26	$11.84	$11.81	$11.55	$12.26	$12.21	$13.82	$13.11	$12.07	$11.52
End of period	$11.86	$11.26	$11.84	$11.81	$11.55	$12.26	$12.21	$13.82	$13.11	$12.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,349	7,853	5,219

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.33	$16.65	$15.93	$14.00	$15.46	$15.88	$15.10	$13.30	$13.07	$11.62

End of period	$17.08	$15.33	$16.65	$15.93	$14.00	$15.46	$15.88	$15.10	$13.30	$13.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,330	2,416

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.22	$18.30	$16.75	$13.52	$15.13	$14.08	$10.27	$9.07	$10.08	$8.00
End of period	$16.49	$14.22	$18.30	$16.75	$13.52	$15.13	$14.08	$10.27	$9.07	$10.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.06	$19.41	$17.04	$13.42	$14.30	$13.90	$10.41	$8.94	$10.00	$8.05
End of period	$17.89	$15.06	$19.41	$17.04	$13.42	$14.30	$13.90	$10.41	$8.94	$10.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.20	$26.59	$23.79	$20.12	$22.66	$20.72	$15.19	$13.51	$14.67	$12.84
End of period	$26.30	$22.20	$26.59	$23.79	$20.12	$22.66	$20.72	$15.19	$13.51	$14.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	48

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$12.53	$16.74	$17.60	$13.47	$14.59	$14.50	$10.89	$9.84	$10.97	$9.34

End of period	$13.85	$12.53	$16.74	$17.60	$13.47	$14.59	$14.50	$10.89	$9.84	$10.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	630	2,982	5,573

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.91	$18.13	$15.94	$14.61	$15.50	$14.32	$11.18	$9.74	$10.23	$8.99
End of period	$18.49	$15.91	$18.13	$15.94	$14.61	$15.50	$14.32	$11.18	$9.74	$10.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	995	27,839	37,553

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.38	$20.18	$17.98	$16.77	$18.17	$16.33	$11.69	$10.35	$10.05	$9.09
End of period	$22.35	$18.38	$20.18	$17.98	$16.77	$18.17	$16.33	$11.69	$10.35	$10.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,634	7,457	24,419

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$21.05	$22.26	$19.13	$18.61	$18.92	$17.68	$12.72	$11.22	$10.44	$9.53
End of period	$26.48	$21.05	$22.26	$19.13	$18.61	$18.92	$17.68	$12.72	$11.22	$10.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,055	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$18.35	$19.94	$18.31	$15.99	$16.34	$14.78	$11.62	$10.60	$9.69	N/A
End of period	$22.77	$18.35	$19.94	$18.31	$15.99	$16.34	$14.78	$11.62	$10.60	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	7,248	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.30	$19.99	$17.29	$16.89	$20.16	$17.57	$12.05	$10.86	$10.49	$9.43
End of period	$21.58	$18.30	$19.99	$17.29	$16.89	$20.16	$17.57	$12.05	$10.86	$10.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,417	2,390

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.87	$19.70	$16.44	$15.95	$16.44	$15.87	$12.98	$11.52	$12.45	$10.93

End of period	$22.03	$17.87	$19.70	$16.44	$15.95	$16.44	$15.87	$12.98	$11.52	$12.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	83	57

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.45	$12.06	$11.61	$11.37	$11.88	$11.85	$11.66	$11.02	$10.99	$10.40
End of period	$12.37	$11.45	$12.06	$11.61	$11.37	$11.88	$11.85	$11.66	$11.02	$10.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	506	506	506

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.67	$19.33	$16.42	$15.94	$16.43	$16.00	$13.42	$11.97	$12.71	$11.26
End of period	$21.38	$17.67	$19.33	$16.42	$15.94	$16.43	$16.00	$13.42	$11.97	$12.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	809	3,324

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.20	$14.06	$13.01	$12.67	$13.18	$13.04	$12.14	$11.26	$11.48	$10.61
End of period	$14.74	$13.20	$14.06	$13.01	$12.67	$13.18	$13.04	$12.14	$11.26	$11.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,122	1,197	1,278

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.97	$17.28	$15.32	$14.92	$15.46	$15.22	$13.51	$12.22	$12.73	$11.56
End of period	$18.50	$15.97	$17.28	$15.32	$14.92	$15.46	$15.22	$13.51	$12.22	$12.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.51	$17.95	$16.63	$15.19	$16.93	$15.02	$10.19	$8.60	$9.35	$8.74
End of period	$18.41	$15.51	$17.95	$16.63	$15.19	$16.93	$15.02	$10.19	$8.60	$9.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$50.58	$52.78	$40.62	$41.19	$38.27	$36.21	$26.86	$23.24	$24.19	$21.31
End of period	$64.49	$50.58	$52.78	$40.62	$41.19	$38.27	$36.21	$26.86	$23.24	$24.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,923	391

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.89	$30.84	$27.53	$24.96	$26.50	$24.48	$19.21	$16.99	$17.84	$16.14
End of period	$33.34	$26.89	$30.84	$27.53	$24.96	$26.50	$24.48	$19.21	$16.99	$17.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.82%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.56	$40.96	$31.53	$32.28	$31.26	$29.53	$21.85	$20.32	$20.75	$18.94
End of period	$52.17	$40.56	$40.96	$31.53	$32.28	$31.26	$29.53	$21.85	$20.32	$20.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.23	$15.74	$15.36	$15.38	$15.76	$15.59	$16.38	$15.58	$15.29	$14.62
End of period	$15.97	$15.23	$15.74	$15.36	$15.38	$15.76	$15.59	$16.38	$15.58	$15.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$18.19	$19.02	$18.99	$19.13	$19.60	$19.13	$19.88	$18.98	$18.37	$17.56
End of period	$19.32	$18.19	$19.02	$18.99	$19.13	$19.60	$19.13	$19.88	$18.98	$18.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.70	$15.05	$14.05	$14.11	$14.65	$13.10	$13.12	$10.52	$11.54	$10.13
End of period	$16.32	$13.70	$15.05	$14.05	$14.11	$14.65	$13.10	$13.12	$10.52	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.32	$16.42	$13.23	$11.75	$12.16	$11.39	$8.98	$8.30	$7.24	$5.97
End of period	$18.54	$15.32	$16.42	$13.23	$11.75	$12.16	$11.39	$8.98	$8.30	$7.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.71	$25.49	$27.01	$21.84	$29.27	$33.58	$27.56	$27.17	$27.06	$23.37
End of period	$20.82	$19.71	$25.49	$27.01	$21.84	$29.27	$33.58	$27.56	$27.17	$27.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$15.01	$16.94	$14.37	$13.82	$15.49	$14.38	$13.05	$10.92	$12.25	$10.98
End of period	$18.57	$15.01	$16.94	$14.37	$13.82	$15.49	$14.38	$13.05	$10.92	$12.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$24.19	$25.05	$19.51	$18.59	$18.85	$16.37	$11.93	$10.26	$10.35	$9.08
End of period	$32.59	$24.19	$25.05	$19.51	$18.59	$18.85	$16.37	$11.93	$10.26	$10.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.19	$23.94	$21.82	$17.83	$19.22	$18.89	$14.03	$12.46	$13.39	$10.91
End of period	$25.18	$21.19	$23.94	$21.82	$17.83	$19.22	$18.89	$14.03	$12.46	$13.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.29	$16.61	$15.89	$13.97	$15.43	$15.85	$15.07	$13.27	$13.04	$11.60

End of period	$17.03	$15.29	$16.61	$15.89	$13.97	$15.43	$15.85	$15.07	$13.27	$13.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.88	$18.10	$15.92	$14.60	$15.48	$14.31	$11.17	$9.74	$10.23	$8.98
End of period	$18.46	$15.88	$18.10	$15.92	$14.60	$15.48	$14.31	$11.17	$9.74	$10.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.64	$19.29	$16.39	$15.92	$16.41	$15.97	$13.40	$11.96	$12.69	$11.25
End of period	$21.33	$17.64	$19.29	$16.39	$15.92	$16.41	$15.97	$13.40	$11.96	$12.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.94	$17.24	$15.29	$14.89	$15.43	$15.19	$13.49	$12.20	$12.71	$11.55
End of period	$18.46	$15.94	$17.24	$15.29	$14.89	$15.43	$15.19	$13.49	$12.20	$12.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.845%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.77	$12.38	$10.49	$9.98	$10.55	$10.34	$8.57	$7.70	$8.18	$7.46
End of period	$13.19	$10.77	$12.38	$10.49	$9.98	$10.55	$10.34	$8.57	$7.70	$8.18
Accumulation units outstanding at the end of period	—	—	—	—	—	15,905	16,977	17,393	17,451	15,220

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.43	$12.93	$11.22	$10.73	$11.27	$11.03	$9.25	$8.34	$8.65	$7.86
End of period	$13.74	$11.43	$12.93	$11.22	$10.73	$11.27	$11.03	$9.25	$8.34	$8.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,833

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$15.17	$16.77	$15.09	$14.64	$15.41	$15.51	$14.01	$12.97	$13.70	$12.47
End of period	$17.47	$15.17	$16.77	$15.09	$14.64	$15.41	$15.51	$14.01	$12.97	$13.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	310

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$14.85	$16.29	$15.17	$14.99	$15.74	$15.90	$14.82	$13.76	$14.84	$13.29
End of period	$16.66	$14.85	$16.29	$15.17	$14.99	$15.74	$15.90	$14.82	$13.76	$14.84
Accumulation units outstanding at the end of period	—	—	—	—	—	1,089	27,044	35,323	36,638	39,421

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.71	$12.90	$11.59	$11.12	$11.63	$11.35	$9.98	$9.06	$9.25	$8.57
End of period	$13.60	$11.71	$12.90	$11.59	$11.12	$11.63	$11.35	$9.98	$9.06	$9.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,919	7,145	7,348	7,692

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.19	$35.92	$29.04	$28.25	$30.50	$30.52	$24.07	$21.76	$22.91	$17.38
End of period	$45.16	$34.19	$35.92	$29.04	$28.25	$30.50	$30.52	$24.07	$21.76	$22.91
Accumulation units outstanding at the end of period	—	—	—	—	—	2,729	9,237	6,292	16,853	12,375

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.29	$18.47	$17.10	$14.22	$16.15	$16.59	$12.70	$11.11	$11.75	$9.53
End of period	$18.62	$15.29	$18.47	$17.10	$14.22	$16.15	$16.59	$12.70	$11.11	$11.75
Accumulation units outstanding at the end of period	—	—	—	—	—	128	7,368	6,823	4,711	5,758

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.66	$12.62	$11.12	$10.82	$11.31	$11.57	$10.30	$9.38	$10.13	$9.56
End of period	$13.69	$11.66	$12.62	$11.12	$10.82	$11.31	$11.57	$10.30	$9.38	$10.13
Accumulation units outstanding at the end of period	—	—	—	—	—	1,005	7,220	8,409	8,850	8,963

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.82	$19.02	$16.78	$14.59	$15.52	$13.89	$10.79	$9.79	$10.20	N/A
End of period	$19.77	$16.82	$19.02	$16.78	$14.59	$15.52	$13.89	$10.79	$9.79	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	2,941	6,405	5,812	8,662	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$9.09	$9.51	$9.18	$9.23	$9.91	$10.08	$10.69	$10.40	$10.25	N/A
End of period	$9.50	$9.09	$9.51	$9.18	$9.23	$9.91	$10.08	$10.69	$10.40	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,183	17,577	17,644	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.27	$14.15	$11.60	$11.73	$12.07	$12.20	$9.81	$8.57	$10.94	N/A
End of period	$15.64	$12.27	$14.15	$11.60	$11.73	$12.07	$12.20	$9.81	$8.57	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	719	2,133	204	584	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$18.28	$19.23	$16.23	$15.03	$15.31	$14.30	$11.07	$9.74	$10.25	N/A
End of period	$22.33	$18.28	$19.23	$16.23	$15.03	$15.31	$14.30	$11.07	$9.74	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	10,020	9,550	10,374	13,238	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$11.18	$13.30	$10.40	$10.37	$11.22	$11.90	$10.11	$8.86	$10.65	N/A
End of period	$13.30	$11.18	$13.30	$10.40	$10.37	$11.22	$11.90	$10.11	$8.86	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,968	205	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.26	$13.22	$11.75	$11.26	$11.61	$11.45	N/A	N/A	N/A	N/A
End of period	$14.13	$12.26	$13.22	$11.75	$11.26	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	5,091	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.14	$12.20	$9.74	$9.55	$10.18	$11.42	$10.59	$9.29	$11.15	N/A
End of period	$12.69	$10.14	$12.20	$9.74	$9.55	$10.18	$11.42	$10.59	$9.29	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	2,489	3,300	2,185	7,954	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$12.06	$14.32	$11.98	$11.42	$11.96	$10.80	$8.28	$7.12	$8.20	$7.76
End of period	$14.76	$12.06	$14.32	$11.98	$11.42	$11.96	$10.80	$8.28	$7.12	$8.20
Accumulation units outstanding at the end of period	—	—	—	—	—	3,005	3,111	3,456	7,791	10,422

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$10.84	$12.08	$10.91	$10.80	$11.26	$11.38	$10.24	$9.61	$10.28	N/A
End of period	$12.40	$10.84	$12.08	$10.91	$10.80	$11.26	$11.38	$10.24	$9.61	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	6,022	32,320	26,949	19,538	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.77	$7.18	$7.61	$6.19	$8.35	$10.01	$9.41	$9.61	$10.67	$9.35
End of period	$6.44	$5.77	$7.18	$7.61	$6.19	$8.35	$10.01	$9.41	$9.61	$10.67
Accumulation units outstanding at the end of period	—	—	—	—	—	2,224	69,850	82,388	95,587	120,500

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.33	$40.73	$31.36	$32.12	$31.11	$29.39	$21.76	$20.24	$20.67	$18.87
End of period	$51.86	$40.33	$40.73	$31.36	$32.12	$31.11	$29.39	$21.76	$20.24	$20.67
Accumulation units outstanding at the end of period	—	—	—	—	—	539	3,411	4,517	4,407	7,298

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.83	$12.26	$9.82	$10.10	$10.78	$12.39	$10.50	$9.22	$10.89	$10.41
End of period	$11.37	$9.83	$12.26	$9.82	$10.10	$10.78	$12.39	$10.50	$9.22	$10.89
Accumulation units outstanding at the end of period	—	—	—	—	—	454	14,218	10,749	11,606	15,455

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.61	$25.22	$21.58	$19.47	$20.46	$19.17	$14.59	$13.21	$13.70	$12.60
End of period	$28.47	$22.61	$25.22	$21.58	$19.47	$20.46	$19.17	$14.59	$13.21	$13.70
Accumulation units outstanding at the end of period	—	—	—	—	—	8,541	8,735	3,897	—	5,165

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.15	$15.66	$15.29	$15.31	$15.69	$15.53	$16.31	$15.53	$15.24	$14.58
End of period	$15.88	$15.15	$15.66	$15.29	$15.31	$15.69	$15.53	$16.31	$15.53	$15.24
Accumulation units outstanding at the end of period	—	—	—	—	—	40,173	56,330	84,763	98,339	79,114

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$18.07	$18.90	$18.87	$19.02	$19.49	$19.02	$19.78	$18.89	$18.29	$17.48
End of period	$19.19	$18.07	$18.90	$18.87	$19.02	$19.49	$19.02	$19.78	$18.89	$18.29
Accumulation units outstanding at the end of period	—	—	—	—	—	15,725	14,942	22,764	20,707	23,073

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$12.57	$13.82	$12.94	$11.82	$14.93	$14.31	N/A	N/A	N/A	N/A
End of period	$15.51	$12.57	$13.82	$12.94	$11.82	$14.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	3,626	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.78	$12.17	$11.27	$11.19	$12.67	$13.58	$11.30	$9.92	$11.03	N/A
End of period	$12.68	$10.78	$12.17	$11.27	$11.19	$12.67	$13.58	$11.30	$9.92	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	8,859	60,527	30,459	33,219	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division

Accumulation unit value:
Beginning of period	$9.01	$10.88	$9.52	$8.86	$9.74	$10.26	$8.10	$6.83	$7.48	$7.19
End of period	$10.02	$9.01	$10.88	$9.52	$8.86	$9.74	$10.26	$8.10	$6.83	$7.48
Accumulation units outstanding at the end of period	—	—	—	—	—	7,896	16,468	17,880	18,774	17,794

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.38	$10.60	$10.53	$10.44	$11.21	$11.58	$11.51	N/A	N/A	N/A
End of period	$10.19	$10.38	$10.60	$10.53	$10.44	$11.21	$11.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	156	1,016	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.33	$11.74	$10.80	$9.80	$10.75	$10.77	$8.94	$7.93	$8.27	$7.71
End of period	$11.82	$10.33	$11.74	$10.80	$9.80	$10.75	$10.77	$8.94	$7.93	$8.27
Accumulation units outstanding at the end of period	—	—	—	—	—	27,269	41,681	44,641	52,687	121,214

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.35	$13.28	$12.42	$11.20	$12.44	$12.40	$11.19	$10.26	$10.29	$9.41
End of period	$13.93	$12.35	$13.28	$12.42	$11.20	$12.44	$12.40	$11.19	$10.26	$10.29
Accumulation units outstanding at the end of period	—	—	—	—	—	17,750	56,832	49,527	49,257	55,654

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.69	$11.14	$8.67	$9.02	$8.94	$10.16	$7.89	$6.38	$7.67	$6.54
End of period	$10.00	$8.69	$11.14	$8.67	$9.02	$8.94	$10.16	$7.89	$6.38	$7.67
Accumulation units outstanding at the end of period	—	—	—	—	—	590	1,811	1,801	10,614	8,831

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.55	$11.93	$11.35	$10.09	$10.89	$10.45	$8.38	$7.58	$7.85	$7.25
End of period	$12.60	$10.55	$11.93	$11.35	$10.09	$10.89	$10.45	$8.38	$7.58	$7.85
Accumulation units outstanding at the end of period	—	—	—	—	—	1,015	34,272	37,003	37,997	40,431

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.42	$11.72	$10.47	$9.88	$11.60	$12.55	$14.01	$12.01	$12.96	$11.49
End of period	$11.46	$10.42	$11.72	$10.47	$9.88	$11.60	$12.55	$14.01	$12.01	$12.96
Accumulation units outstanding at the end of period	—	—	—	—	—	893	35,777	38,094	39,012	42,951

JNL/GQG Emerging Markets Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.38	$9.16	$6.19	$6.59	$7.14	$6.59	$6.95	$5.79	$8.26	$7.27
End of period	$8.24	$7.38	$9.16	$6.19	$6.59	$7.14	$6.59	$6.95	$5.79	$8.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	8,433	11,390	16,043	26,684

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.65	$15.01	$14.01	$14.07	$14.62	$13.08	$13.09	$10.50	$11.52	$10.12
End of period	$16.26	$13.65	$15.01	$14.01	$14.07	$14.62	$13.08	$13.09	$10.50	$11.52
Accumulation units outstanding at the end of period	—	—	—	—	—	3,073	6,304	6,328	10,356	8,051

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.88	$16.81	$14.04	$14.62	$15.35	$15.76	$13.63	$12.11	$13.38	$12.26
End of period	$17.28	$13.88	$16.81	$14.04	$14.62	$15.35	$15.76	$13.63	$12.11	$13.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,307	4,208	4,086	5,862

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$23.63	$26.75	$22.02	$20.32	$21.29	$20.28	$14.94	$13.06	$13.62	$11.10
End of period	$28.57	$23.63	$26.75	$22.02	$20.32	$21.29	$20.28	$14.94	$13.06	$13.62
Accumulation units outstanding at the end of period	—	—	—	—	—	1,097	5,574	2,666	3,368	1,588

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.57	$37.45	$29.77	$30.47	$30.44	$28.16	$20.40	$18.06	$19.74	$16.17
End of period	$47.02	$34.57	$37.45	$29.77	$30.47	$30.44	$28.16	$20.40	$18.06	$19.74
Accumulation units outstanding at the end of period	—	—	—	—	—	811	4,544	2,379	5,132	1,381

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.73	$15.09	$15.14	$15.36	$15.73	$15.35	$16.37	$16.25	$15.22	$14.59
End of period	$15.24	$14.73	$15.09	$15.14	$15.36	$15.73	$15.35	$16.37	$16.25	$15.22
Accumulation units outstanding at the end of period	—	—	—	—	—	12,906	15,176	29,013	42,360	31,453

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.13	$12.77	$10.22	$8.81	$11.15	$12.11	$12.60	$10.61	$13.27	$11.20
End of period	$11.61	$10.13	$12.77	$10.22	$8.81	$11.15	$12.11	$12.60	$10.61	$13.27
Accumulation units outstanding at the end of period	—	—	—	—	—	912	12,127	14,890	25,134	37,590

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$11.09	$11.48	$11.46	$11.57	$11.92	$11.61	$12.28	$12.20	$11.71	$11.38
End of period	$11.64	$11.09	$11.48	$11.46	$11.57	$11.92	$11.61	$12.28	$12.20	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	5,377	12,802	16,005	21,587	25,310

JNL/Mellon Communication Services Sector Division

Accumulation unit value:
Beginning of period	$6.94	$7.58	$7.53	$6.27	$6.28	$6.13	$5.21	$4.45	$4.73	$3.97
End of period	$8.53	$6.94	$7.58	$7.53	$6.27	$6.28	$6.13	$5.21	$4.45	$4.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	15,698	18,726	16,390	17,822

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.62	$22.52	$18.98	$18.39	$17.87	$16.59	$12.10	$10.08	$9.73	$8.16
End of period	$26.66	$21.62	$22.52	$18.98	$18.39	$17.87	$16.59	$12.10	$10.08	$9.73
Accumulation units outstanding at the end of period	—	—	—	—	—	1,465	2,129	4,436	10,180	2,035

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.25	$16.35	$13.18	$11.70	$12.12	$11.36	$8.95	$8.28	$7.22	$5.96
End of period	$18.45	$15.25	$16.35	$13.18	$11.70	$12.12	$11.36	$8.95	$8.28	$7.22
Accumulation units outstanding at the end of period	—	—	—	—	—	26,017	46,242	50,095	49,998	44,331

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.60	$10.45	$7.90	$7.38	$8.96	$9.57	$10.15	N/A	N/A	N/A
End of period	$9.86	$8.60	$10.45	$7.90	$7.38	$8.96	$9.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	12,855	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.62	$25.37	$26.89	$21.75	$29.16	$33.46	$27.47	$27.08	$26.98	$23.31
End of period	$20.71	$19.62	$25.37	$26.89	$21.75	$29.16	$33.46	$27.47	$27.08	$26.98
Accumulation units outstanding at the end of period	—	—	—	—	—	10,961	24,836	48,608	61,270	65,691

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division

Accumulation unit value:
Beginning of period	$10.89	$13.01	$11.22	$9.30	$9.67	$8.80	$6.79	$5.54	$6.54	$5.93
End of period	$13.87	$10.89	$13.01	$11.22	$9.30	$9.67	$8.80	$6.79	$5.54	$6.54
Accumulation units outstanding at the end of period	—	—	—	—	480	7,382	27,978	26,770	27,135	23,264

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.32	$23.84	$20.00	$21.40	$20.65	$16.98	$12.40	$10.76	$9.99	$9.89
End of period	$28.69	$24.32	$23.84	$20.00	$21.40	$20.65	$16.98	$12.40	$10.76	$9.99
Accumulation units outstanding at the end of period	—	—	—	—	871	20,453	32,528	37,681	37,054	37,982

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$12.43	$13.87	$12.38	$11.38	$11.88	$11.61	$9.65	$8.71	$9.16	$8.14
End of period	$14.66	$12.43	$13.87	$12.38	$11.38	$11.88	$11.61	$9.65	$8.71	$9.16
Accumulation units outstanding at the end of period	—	—	—	—	—	10,034	10,978	13,473	27,267	19,345

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.82	$13.29	$10.03	$9.11	$8.97	$7.66	$6.24	$5.77	$5.96	$5.47
End of period	$18.44	$12.82	$13.29	$10.03	$9.11	$8.97	$7.66	$6.24	$5.77	$5.96
Accumulation units outstanding at the end of period	—	—	—	—	2,577	38,419	76,138	65,429	80,597	57,276

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.73	$16.41	$13.50	$13.78	$14.33	$15.70	$13.30	$11.60	$13.60	$13.10
End of period	$16.17	$13.73	$16.41	$13.50	$13.78	$14.33	$15.70	$13.30	$11.60	$13.60
Accumulation units outstanding at the end of period	—	—	—	—	—	4,093	8,157	12,390	7,363	28,710

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.94	$16.86	$14.31	$13.76	$15.43	$14.32	$13.01	$10.89	$12.21	$10.95
End of period	$18.48	$14.94	$16.86	$14.31	$13.76	$15.43	$14.32	$13.01	$10.89	$12.21
Accumulation units outstanding at the end of period	—	—	—	—	—	2,868	25,997	31,619	34,732	39,727

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$24.11	$24.97	$19.45	$18.53	$18.80	$16.33	$11.91	$10.24	$10.33	$9.07
End of period	$32.47	$24.11	$24.97	$19.45	$18.53	$18.80	$16.33	$11.91	$10.24	$10.33
Accumulation units outstanding at the end of period	—	—	—	—	—	12,232	23,557	22,136	15,146	25,434

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.59	$27.46	$24.42	$20.92	$22.11	$20.83	$16.11	$14.14	$14.87	$12.16
End of period	$28.79	$23.59	$27.46	$24.42	$20.92	$22.11	$20.83	$16.11	$14.14	$14.87
Accumulation units outstanding at the end of period	—	—	—	—	—	12,306	35,392	22,254	26,668	28,347

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.28	$18.69	$15.87	$14.66	$14.95	$13.61	$10.64	$9.49	$9.62	$8.65
End of period	$21.97	$17.28	$18.69	$15.87	$14.66	$14.95	$13.61	$10.64	$9.49	$9.62
Accumulation units outstanding at the end of period	—	—	—	—	464	41,209	42,411	40,308	31,678	34,147

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.11	$23.84	$21.74	$17.77	$19.16	$18.83	$14.00	$12.43	$13.36	$10.89
End of period	$25.07	$21.11	$23.84	$21.74	$17.77	$19.16	$18.83	$14.00	$12.43	$13.36
Accumulation units outstanding at the end of period	—	—	—	—	—	12,696	58,056	25,248	24,649	19,892

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.57	$19.31	$17.57	$15.92	$17.99	$16.36	$12.68	$11.05	$12.17	$10.06
End of period	$21.08	$16.57	$19.31	$17.57	$15.92	$17.99	$16.36	$12.68	$11.05	$12.17
Accumulation units outstanding at the end of period	—	—	—	—	265	6,553	2,220	6,936	13,193	6,480

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$9.94	$10.50	$10.12	$9.83	$10.24	$10.04	$10.34	N/A	N/A	N/A

End of period	$10.57	$9.94	$10.50	$10.12	$9.83	$10.24	$10.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	569	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.97	$20.13	$15.21	$15.63	$15.49	$15.64	$12.75	$10.88	$12.20	$10.88
End of period	$21.66	$16.97	$20.13	$15.21	$15.63	$15.49	$15.64	$12.75	$10.88	$12.20
Accumulation units outstanding at the end of period	—	—	—	—	—	2,482	5,596	3,409	3,682	4,209

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$11.21	$11.80	$11.77	$11.51	$12.23	$12.18	$13.79	$13.08	$12.05	$11.51
End of period	$11.81	$11.21	$11.80	$11.77	$11.51	$12.23	$12.18	$13.79	$13.08	$12.05
Accumulation units outstanding at the end of period	—	—	—	—	1,371	15,955	28,115	47,694	44,257	43,429

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.95	$10.34	$10.34	$9.72	$10.13	$10.40	$10.26	$9.79	N/A	N/A
End of period	$10.46	$9.95	$10.34	$10.34	$9.72	$10.13	$10.40	$10.26	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	4,009	7,062	771	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.21	$16.52	$15.82	$13.90	$15.36	$15.78	$15.01	$13.23	$13.00	$11.57

End of period	$16.94	$15.21	$16.52	$15.82	$13.90	$15.36	$15.78	$15.01	$13.23	$13.00
Accumulation units outstanding at the end of period	—	—	—	—	—	20,145	43,240	48,960	62,279	52,994

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.16	$18.24	$16.70	$13.48	$15.09	$14.06	$10.25	$9.06	$10.07	$7.99
End of period	$16.42	$14.16	$18.24	$16.70	$13.48	$15.09	$14.06	$10.25	$9.06	$10.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,293	—	6,442

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.01	$19.35	$16.99	$13.39	$14.27	$13.87	$10.39	$8.93	N/A	N/A
End of period	$17.82	$15.01	$19.35	$16.99	$13.39	$14.27	$13.87	$10.39	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,848	681	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.02	$26.38	$23.60	$19.97	$22.50	$20.58	$15.10	$13.43	$14.59	$12.78
End of period	$26.07	$22.02	$26.38	$23.60	$19.97	$22.50	$20.58	$15.10	$13.43	$14.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,331	2,364	—	608

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$11.97	$14.45	$12.02	$12.59	$13.21	$14.07	$11.09	$10.50	$11.66	$11.75
End of period	$13.32	$11.97	$14.45	$12.02	$12.59	$13.21	$14.07	$11.09	$10.50	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	1,562	6,289	—	—	974

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$12.48	$16.67	$17.54	$13.43	$14.55	$14.46	$10.87	$9.82	$10.95	$9.33

End of period	$13.78	$12.48	$16.67	$17.54	$13.43	$14.55	$14.46	$10.87	$9.82	$10.95
Accumulation units outstanding at the end of period	—	—	—	—	—	1,939	11,802	12,711	22,931	24,644

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.83	$18.04	$15.87	$14.56	$15.44	$14.27	$11.15	$9.72	$10.21	$8.97
End of period	$18.39	$15.83	$18.04	$15.87	$14.56	$15.44	$14.27	$11.15	$9.72	$10.21
Accumulation units outstanding at the end of period	—	—	—	—	3,693	84,381	201,608	207,243	242,119	282,589

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.31	$20.11	$17.93	$16.72	$18.12	$16.30	$11.67	$10.33	$10.04	$9.08
End of period	$22.26	$18.31	$20.11	$17.93	$16.72	$18.12	$16.30	$11.67	$10.33	$10.04
Accumulation units outstanding at the end of period	—	—	—	—	—	41,270	66,151	32,613	34,972	43,589

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.97	$22.18	$19.07	$18.56	$18.87	$17.64	$12.70	$11.20	$10.43	$9.53
End of period	$26.37	$20.97	$22.18	$19.07	$18.56	$18.87	$17.64	$12.70	$11.20	$10.43
Accumulation units outstanding at the end of period	—	—	—	—	—	12,800	13,182	11,361	10,267	11,240

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$18.28	$19.87	$18.25	$15.95	$16.30	$14.75	$11.60	$10.58	$9.69	$8.43
End of period	$22.68	$18.28	$19.87	$18.25	$15.95	$16.30	$14.75	$11.60	$10.58	$9.69
Accumulation units outstanding at the end of period	—	—	—	—	—	11,295	42,261	20,053	14,023	10,728

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.23	$19.92	$17.23	$16.84	$20.11	$17.53	$12.03	$10.84	$10.47	$9.42
End of period	$21.49	$18.23	$19.92	$17.23	$16.84	$20.11	$17.53	$12.03	$10.84	$10.47
Accumulation units outstanding at the end of period	—	—	—	—	—	11,214	7,417	5,339	8,880	9,936

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.74	$19.57	$16.33	$15.85	$16.35	$15.78	$12.91	$11.47	$12.39	$10.89

End of period	$21.86	$17.74	$19.57	$16.33	$15.85	$16.35	$15.78	$12.91	$11.47	$12.39
Accumulation units outstanding at the end of period	—	—	—	—	—	9,166	13,775	15,476	16,048	13,453

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.40	$12.00	$11.56	$11.32	$11.83	$11.81	$11.62	$10.99	$10.97	$10.38
End of period	$12.30	$11.40	$12.00	$11.56	$11.32	$11.83	$11.81	$11.62	$10.99	$10.97
Accumulation units outstanding at the end of period	—	—	—	—	—	20,353	47,147	71,063	69,460	72,284

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.55	$19.19	$16.31	$15.84	$16.34	$15.91	$13.35	$11.91	$12.65	$11.21
End of period	$21.22	$17.55	$19.19	$16.31	$15.84	$16.34	$15.91	$13.35	$11.91	$12.65
Accumulation units outstanding at the end of period	—	—	—	—	—	12,453	23,717	36,810	41,641	41,364

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.14	$14.00	$12.96	$12.63	$13.13	$13.00	$12.11	$11.23	$11.46	$10.59
End of period	$14.68	$13.14	$14.00	$12.96	$12.63	$13.13	$13.00	$12.11	$11.23	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	4,211	12,237	32,920	47,608	43,230

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.85	$17.16	$15.21	$14.82	$15.37	$15.13	$13.44	$12.16	$12.67	$11.52
End of period	$18.36	$15.85	$17.16	$15.21	$14.82	$15.37	$15.13	$13.44	$12.16	$12.67
Accumulation units outstanding at the end of period	—	—	—	—	—	40,207	57,980	60,498	37,620	45,414

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.45	$17.89	$16.58	$15.14	$16.89	$14.99	$10.17	$8.59	$9.34	$8.73
End of period	$18.33	$15.45	$17.89	$16.58	$15.14	$16.89	$14.99	$10.17	$8.59	$9.34
Accumulation units outstanding at the end of period	—	—	—	—	—	2,927	4,429	7,002	5,336	6,279

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$50.16	$52.36	$40.31	$40.89	$38.01	$35.97	$26.69	$23.11	$24.06	$21.20
End of period	$63.94	$50.16	$52.36	$40.31	$40.89	$38.01	$35.97	$26.69	$23.11	$24.06
Accumulation units outstanding at the end of period	—	—	—	—	—	9,136	27,950	32,303	34,367	20,160

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.74	$30.67	$27.39	$24.84	$26.38	$24.38	$19.14	$16.93	$17.78	$16.09
End of period	$33.14	$26.74	$30.67	$27.39	$24.84	$26.38	$24.38	$19.14	$16.93	$17.78
Accumulation units outstanding at the end of period	—	—	—	—	—	4,688	10,907	6,495	8,341	10,089

Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.15	$35.88	$29.01	$28.23	$30.47	$30.49	$24.05	$21.74	$22.89	$17.37
End of period	$45.11	$34.15	$35.88	$29.01	$28.23	$30.47	$30.49	$24.05	$21.74	$22.89
Accumulation units outstanding at the end of period	—	—	—	—	—	122	113	119	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.37	$18.56	$17.19	$14.29	$16.23	$16.68	$12.77	$11.17	$11.82	$9.59
End of period	$18.71	$15.37	$18.56	$17.19	$14.29	$16.23	$16.68	$12.77	$11.17	$11.82
Accumulation units outstanding at the end of period	—	—	—	—	—	220	216	241	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.65	$12.61	$11.11	$10.81	$11.30	$11.56	$10.30	$9.37	$10.12	$9.56
End of period	$13.68	$11.65	$12.61	$11.11	$10.81	$11.30	$11.56	$10.30	$9.37	$10.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.28	$40.68	$31.32	$32.08	$31.08	$29.37	$21.74	$20.22	$20.65	$18.86
End of period	$51.79	$40.28	$40.68	$31.32	$32.08	$31.08	$29.37	$21.74	$20.22	$20.65
Accumulation units outstanding at the end of period	—	—	—	—	—	118	123	124	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.82	$12.25	$9.81	$10.09	$10.77	$12.38	$10.49	$9.21	$10.88	$10.41
End of period	$11.35	$9.82	$12.25	$9.81	$10.09	$10.77	$12.38	$10.49	$9.21	$10.88
Accumulation units outstanding at the end of period	—	—	—	—	—	309	285	292	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.59	$25.20	$21.56	$19.46	$20.45	$19.16	$14.58	$13.20	$13.69	$12.60
End of period	$28.44	$22.59	$25.20	$21.56	$19.46	$20.45	$19.16	$14.58	$13.20	$13.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.14	$15.65	$15.28	$15.30	$15.68	$15.52	$16.30	$15.52	$15.23	$14.57
End of period	$15.87	$15.14	$15.65	$15.28	$15.30	$15.68	$15.52	$16.30	$15.52	$15.23
Accumulation units outstanding at the end of period	—	—	—	—	—	475	425	352	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$18.05	$18.88	$18.85	$19.00	$19.47	$19.01	$19.77	$18.87	$18.28	$17.47
End of period	$19.16	$18.05	$18.88	$18.85	$19.00	$19.47	$19.01	$19.77	$18.87	$18.28
Accumulation units outstanding at the end of period	—	—	—	—	—	188	171	143	—	—

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.63	$14.98	$13.98	$14.05	$14.59	$13.07	$13.09	$10.50	$11.52	$10.12
End of period	$16.23	$13.63	$14.98	$13.98	$14.05	$14.59	$13.07	$13.09	$10.50	$11.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.86	$16.80	$14.03	$14.60	$15.34	$15.74	$13.62	$12.10	$13.37	$12.25
End of period	$17.26	$13.86	$16.80	$14.03	$14.60	$15.34	$15.74	$13.62	$12.10	$13.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$23.60	$26.72	$22.00	$20.30	$21.27	$20.26	$14.93	$13.05	$13.61	$11.10
End of period	$28.54	$23.60	$26.72	$22.00	$20.30	$21.27	$20.26	$14.93	$13.05	$13.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.69	$37.58	$29.88	$30.58	$30.55	$28.27	$20.48	$18.12	$19.82	$16.23
End of period	$47.18	$34.69	$37.58	$29.88	$30.58	$30.55	$28.27	$20.48	$18.12	$19.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.73	$15.09	$15.14	$15.36	$15.73	$15.35	$16.37	$16.26	$15.23	$14.60
End of period	$15.24	$14.73	$15.09	$15.14	$15.36	$15.73	$15.35	$16.37	$16.26	$15.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$11.08	$11.47	$11.45	$11.56	$11.91	$11.60	$12.27	$12.19	$11.70	$11.37
End of period	$11.62	$11.08	$11.47	$11.45	$11.56	$11.91	$11.60	$12.27	$12.19	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	11	10	9	—	—

JNL/Mellon Communication Services Sector Division

Accumulation unit value:
Beginning of period	$6.93	$7.58	$7.53	$6.27	$6.28	$6.12	$5.20	$4.45	$4.73	$3.97
End of period	$8.52	$6.93	$7.58	$7.53	$6.27	$6.28	$6.12	$5.20	$4.45	$4.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.24	$16.33	$13.17	$11.69	$12.11	$11.35	$8.95	$8.27	$7.21	$5.95
End of period	$18.43	$15.24	$16.33	$13.17	$11.69	$12.11	$11.35	$8.95	$8.27	$7.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.60	$25.35	$26.87	$21.73	$29.14	$33.44	$27.45	$27.07	$26.97	$23.30
End of period	$20.70	$19.60	$25.35	$26.87	$21.73	$29.14	$33.44	$27.45	$27.07	$26.97
Accumulation units outstanding at the end of period	—	—	—	—	—	202	210	200	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.32	$23.84	$20.00	$21.40	$20.66	$16.99	$12.40	$10.76	$9.99	$9.89
End of period	$28.69	$24.32	$23.84	$20.00	$21.40	$20.66	$16.99	$12.40	$10.76	$9.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.81	$13.28	$10.02	$9.10	$8.97	$7.65	$6.24	$5.77	$5.96	$5.47
End of period	$18.42	$12.81	$13.28	$10.02	$9.10	$8.97	$7.65	$6.24	$5.77	$5.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.72	$16.40	$13.49	$13.77	$14.33	$15.70	$13.30	$11.60	$13.60	$13.10
End of period	$16.16	$13.72	$16.40	$13.49	$13.77	$14.33	$15.70	$13.30	$11.60	$13.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.93	$16.86	$14.30	$13.76	$15.43	$14.32	$13.01	$10.89	$12.21	$10.95
End of period	$18.47	$14.93	$16.86	$14.30	$13.76	$15.43	$14.32	$13.01	$10.89	$12.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$24.09	$24.95	$19.43	$18.52	$18.79	$16.32	$11.90	$10.24	$10.33	$9.07
End of period	$32.44	$24.09	$24.95	$19.43	$18.52	$18.79	$16.32	$11.90	$10.24	$10.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.56	$27.43	$24.40	$20.89	$22.09	$20.81	$16.10	$14.13	$14.86	$12.15
End of period	$28.76	$23.56	$27.43	$24.40	$20.89	$22.09	$20.81	$16.10	$14.13	$14.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.27	$18.68	$15.86	$14.65	$14.95	$13.60	$10.63	$9.48	$9.61	$8.64
End of period	$21.96	$17.27	$18.68	$15.86	$14.65	$14.95	$13.60	$10.63	$9.48	$9.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.09	$23.83	$21.73	$17.76	$19.14	$18.82	$13.99	$12.42	$13.36	$10.88
End of period	$25.05	$21.09	$23.83	$21.73	$17.76	$19.14	$18.82	$13.99	$12.42	$13.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.57	$19.31	$17.58	$15.92	$17.98	$16.33	$12.66	$11.05	$12.16	$10.06
End of period	$21.08	$16.57	$19.31	$17.58	$15.92	$17.98	$16.33	$12.66	$11.05	$12.16
Accumulation units outstanding at the end of period	—	—	—	—	—	8	8	9	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.95	$20.10	$15.19	$15.61	$15.47	$15.62	$12.73	$10.87	$12.18	$10.86
End of period	$21.63	$16.95	$20.10	$15.19	$15.61	$15.47	$15.62	$12.73	$10.87	$12.18
Accumulation units outstanding at the end of period	—	—	—	—	—	230	228	238	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.26	$16.59	$15.88	$13.96	$15.42	$15.85	$15.07	$13.29	$13.06	$11.62

End of period	$17.00	$15.26	$16.59	$15.88	$13.96	$15.42	$15.85	$15.07	$13.29	$13.06
Accumulation units outstanding at the end of period	—	—	—	—	—	223	212	193	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.99	$26.35	$23.58	$19.95	$22.48	$20.56	$15.09	$13.42	$14.58	$12.77
End of period	$26.04	$21.99	$26.35	$23.58	$19.95	$22.48	$20.56	$15.09	$13.42	$14.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.82	$18.03	$15.86	$14.55	$15.44	$14.27	$11.15	$9.72	$10.21	$8.97
End of period	$18.38	$15.82	$18.03	$15.86	$14.55	$15.44	$14.27	$11.15	$9.72	$10.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.72	$19.55	$16.32	$15.84	$16.33	$15.77	$12.90	$11.46	$12.38	$10.88

End of period	$21.84	$17.72	$19.55	$16.32	$15.84	$16.33	$15.77	$12.90	$11.46	$12.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.39	$12.00	$11.55	$11.32	$11.83	$11.80	$11.62	$10.99	$10.96	$10.38
End of period	$12.29	$11.39	$12.00	$11.55	$11.32	$11.83	$11.80	$11.62	$10.99	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.60	$19.25	$16.36	$15.90	$16.39	$15.96	$13.37	$11.91	$12.65	$11.21
End of period	$21.28	$17.60	$19.25	$16.36	$15.90	$16.39	$15.96	$13.37	$11.91	$12.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.12	$13.98	$12.94	$12.61	$13.13	$12.99	$12.10	$11.23	$11.46	$10.59
End of period	$14.65	$13.12	$13.98	$12.94	$12.61	$13.13	$12.99	$12.10	$11.23	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.84	$17.14	$15.20	$14.81	$15.36	$15.12	$13.43	$12.15	$12.66	$11.51
End of period	$18.34	$15.84	$17.14	$15.20	$14.81	$15.36	$15.12	$13.43	$12.15	$12.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$50.12	$52.32	$40.28	$40.86	$37.98	$35.95	$26.67	$23.10	$24.05	$21.19
End of period	$63.88	$50.12	$52.32	$40.28	$40.86	$37.98	$35.95	$26.67	$23.10	$24.05
Accumulation units outstanding at the end of period	—	—	—	—	—	293	314	315	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.72	$30.66	$27.38	$24.83	$26.37	$24.38	$19.14	$16.93	$17.78	$16.09
End of period	$33.12	$26.72	$30.66	$27.38	$24.83	$26.37	$24.38	$19.14	$16.93	$17.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.08	$35.81	$28.95	$28.17	$30.41	$30.44	$24.01	$21.71	$22.86	$17.34
End of period	$45.00	$34.08	$35.81	$28.95	$28.17	$30.41	$30.44	$24.01	$21.71	$22.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.26	$18.43	$17.08	$14.19	$16.13	$16.57	$12.69	$11.10	$11.74	$9.53
End of period	$18.58	$15.26	$18.43	$17.08	$14.19	$16.13	$16.57	$12.69	$11.10	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.63	$12.58	$11.09	$10.80	$11.28	$11.55	$10.28	$9.36	$10.11	$9.55
End of period	$13.65	$11.63	$12.58	$11.09	$10.80	$11.28	$11.55	$10.28	$9.36	$10.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.76	$7.17	$7.60	$6.18	$8.34	$10.00	$9.40	$9.60	$10.66	$9.34
End of period	$6.43	$5.76	$7.17	$7.60	$6.18	$8.34	$10.00	$9.40	$9.60	$10.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	91

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$40.18	$40.59	$31.26	$32.02	$31.01	$29.31	$21.70	$20.19	$20.62	$18.83
End of period	$51.67	$40.18	$40.59	$31.26	$32.02	$31.01	$29.31	$21.70	$20.19	$20.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.80	$12.23	$9.79	$10.08	$10.75	$12.36	$10.47	$9.20	$10.86	$10.39
End of period	$11.33	$9.80	$12.23	$9.79	$10.08	$10.75	$12.36	$10.47	$9.20	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.54	$25.15	$21.52	$19.42	$20.41	$19.13	$14.56	$13.18	$13.68	$12.58
End of period	$28.37	$22.54	$25.15	$21.52	$19.42	$20.41	$19.13	$14.56	$13.18	$13.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.11	$15.62	$15.25	$15.27	$15.65	$15.49	$16.28	$15.50	$15.21	$14.55
End of period	$15.83	$15.11	$15.62	$15.25	$15.27	$15.65	$15.49	$16.28	$15.50	$15.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	163	74

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$18.02	$18.84	$18.82	$18.97	$19.44	$18.98	$19.74	$18.85	$18.26	$17.45
End of period	$19.13	$18.02	$18.84	$18.82	$18.97	$19.44	$18.98	$19.74	$18.85	$18.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division

Accumulation unit value:
Beginning of period	$8.99	$10.86	$9.51	$8.85	$9.73	$10.25	$8.10	$6.83	$7.48	$7.19
End of period	$10.01	$8.99	$10.86	$9.51	$8.85	$9.73	$10.25	$8.10	$6.83	$7.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	96

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.62	$14.98	$13.99	$14.05	$14.60	$13.06	$13.08	$10.49	$11.51	$10.11
End of period	$16.22	$13.62	$14.98	$13.99	$14.05	$14.60	$13.06	$13.08	$10.49	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.83	$16.76	$14.00	$14.58	$15.31	$15.72	$13.59	$12.09	$13.35	$12.24
End of period	$17.22	$13.83	$16.76	$14.00	$14.58	$15.31	$15.72	$13.59	$12.09	$13.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	$23.56	$26.68	$21.96	$20.27	$21.24	$20.24	$14.91	$13.04	$13.60	$11.09
End of period	$28.48	$23.56	$26.68	$21.96	$20.27	$21.24	$20.24	$14.91	$13.04	$13.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.69	$15.05	$15.11	$15.32	$15.70	$15.32	$16.34	$16.23	$15.20	$14.57
End of period	$15.20	$14.69	$15.05	$15.11	$15.32	$15.70	$15.32	$16.34	$16.23	$15.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	157	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.12	$12.75	$10.20	$8.80	$11.14	$12.09	$12.58	$10.60	$13.26	$11.19
End of period	$11.58	$10.12	$12.75	$10.20	$8.80	$11.14	$12.09	$12.58	$10.60	$13.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	76

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$11.06	$11.45	$11.43	$11.54	$11.89	$11.59	$12.26	$12.18	$11.69	$11.37
End of period	$11.60	$11.06	$11.45	$11.43	$11.54	$11.89	$11.59	$12.26	$12.18	$11.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division

Accumulation unit value:
Beginning of period	$6.92	$7.56	$7.51	$6.26	$6.27	$6.11	$5.20	$4.44	$4.72	$3.97
End of period	$8.50	$6.92	$7.56	$7.51	$6.26	$6.27	$6.11	$5.20	$4.44	$4.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.56	$22.46	$18.93	$18.35	$17.83	$16.55	$12.07	$10.06	$9.72	$8.15
End of period	$26.58	$21.56	$22.46	$18.93	$18.35	$17.83	$16.55	$12.07	$10.06	$9.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.20	$16.30	$13.14	$11.67	$12.09	$11.33	$8.93	$8.26	$7.21	$5.95
End of period	$18.39	$15.20	$16.30	$13.14	$11.67	$12.09	$11.33	$8.93	$8.26	$7.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.57	$25.31	$26.83	$21.70	$29.10	$33.40	$27.42	$27.04	$26.94	$23.28
End of period	$20.66	$19.57	$25.31	$26.83	$21.70	$29.10	$33.40	$27.42	$27.04	$26.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	31

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division

Accumulation unit value:
Beginning of period	$10.85	$12.97	$11.18	$9.27	$9.65	$8.78	$6.78	$5.53	$6.53	$5.92
End of period	$13.83	$10.85	$12.97	$11.18	$9.27	$9.65	$8.78	$6.78	$5.53	$6.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.24	$23.77	$19.94	$21.33	$20.60	$16.94	$12.37	$10.75	$9.97	$9.88
End of period	$28.59	$24.24	$23.77	$19.94	$21.33	$20.60	$16.94	$12.37	$10.75	$9.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.78	$13.25	$10.00	$9.08	$8.95	$7.64	$6.23	$5.76	$5.95	$5.46
End of period	$18.38	$12.78	$13.25	$10.00	$9.08	$8.95	$7.64	$6.23	$5.76	$5.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.69	$16.37	$13.47	$13.75	$14.30	$15.67	$13.28	$11.58	$13.58	$13.08
End of period	$16.13	$13.69	$16.37	$13.47	$13.75	$14.30	$15.67	$13.28	$11.58	$13.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.90	$16.82	$14.28	$13.73	$15.40	$14.30	$12.99	$10.87	$12.19	$10.94
End of period	$18.43	$14.90	$16.82	$14.28	$13.73	$15.40	$14.30	$12.99	$10.87	$12.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$24.06	$24.92	$19.41	$18.50	$18.77	$16.31	$11.89	$10.23	$10.32	$9.06
End of period	$32.39	$24.06	$24.92	$19.41	$18.50	$18.77	$16.31	$11.89	$10.23	$10.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.52	$27.38	$24.35	$20.86	$22.06	$20.78	$16.08	$14.12	$14.85	$12.14
End of period	$28.70	$23.52	$27.38	$24.35	$20.86	$22.06	$20.78	$16.08	$14.12	$14.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.24	$18.65	$15.84	$14.63	$14.93	$13.58	$10.62	$9.47	$9.60	$8.64
End of period	$21.92	$17.24	$18.65	$15.84	$14.63	$14.93	$13.58	$10.62	$9.47	$9.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.05	$23.79	$21.69	$17.73	$19.12	$18.80	$13.97	$12.41	$13.35	$10.87
End of period	$25.01	$21.05	$23.79	$21.69	$17.73	$19.12	$18.80	$13.97	$12.41	$13.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.52	$19.25	$17.53	$15.88	$17.94	$16.32	$12.65	$11.04	$12.15	$10.05
End of period	$21.01	$16.52	$19.25	$17.53	$15.88	$17.94	$16.32	$12.65	$11.04	$12.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.93	$20.07	$15.17	$15.59	$15.46	$15.61	$12.72	$10.86	$12.18	$10.86
End of period	$21.60	$16.93	$20.07	$15.17	$15.59	$15.46	$15.61	$12.72	$10.86	$12.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$11.19	$11.78	$11.75	$11.50	$12.21	$12.16	$13.78	$13.07	$12.04	$11.50
End of period	$11.78	$11.19	$11.78	$11.75	$11.50	$12.21	$12.16	$13.78	$13.07	$12.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	187	92

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.17	$16.48	$15.78	$13.87	$15.33	$15.76	$14.99	$13.21	$12.98	$11.55

End of period	$16.89	$15.17	$16.48	$15.78	$13.87	$15.33	$15.76	$14.99	$13.21	$12.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.79	$18.01	$15.84	$14.53	$15.42	$14.25	$11.14	$9.71	$10.20	$8.96
End of period	$18.35	$15.79	$18.01	$15.84	$14.53	$15.42	$14.25	$11.14	$9.71	$10.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.66	$19.49	$16.27	$15.79	$16.29	$15.73	$12.87	$11.44	$12.36	$10.87

End of period	$21.76	$17.66	$19.49	$16.27	$15.79	$16.29	$15.73	$12.87	$11.44	$12.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.37	$11.98	$11.54	$11.30	$11.82	$11.79	$11.61	$10.98	$10.96	$10.37
End of period	$12.27	$11.37	$11.98	$11.54	$11.30	$11.82	$11.79	$11.61	$10.98	$10.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.49	$19.14	$16.27	$15.80	$16.30	$15.87	$13.33	$11.89	$12.63	$11.19
End of period	$21.15	$17.49	$19.14	$16.27	$15.80	$16.30	$15.87	$13.33	$11.89	$12.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.10	$13.97	$12.93	$12.60	$13.11	$12.98	$12.09	$11.22	$11.45	$10.58
End of period	$14.63	$13.10	$13.97	$12.93	$12.60	$13.11	$12.98	$12.09	$11.22	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.81	$17.11	$15.17	$14.79	$15.33	$15.10	$13.41	$12.13	$12.64	$11.50
End of period	$18.30	$15.81	$17.11	$15.17	$14.79	$15.33	$15.10	$13.41	$12.13	$12.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.99	$52.19	$40.19	$40.77	$37.89	$35.87	$26.62	$23.05	$24.00	$21.15
End of period	$63.70	$49.99	$52.19	$40.19	$40.77	$37.89	$35.87	$26.62	$23.05	$24.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.66	$30.58	$27.32	$24.78	$26.32	$24.33	$19.10	$16.91	$17.76	$16.08
End of period	$33.03	$26.66	$30.58	$27.32	$24.78	$26.32	$24.33	$19.10	$16.91	$17.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.87%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$34.00	$35.73	$28.89	$28.12	$30.36	$30.39	$23.97	$21.67	$22.83	$17.32
End of period	$44.89	$34.00	$35.73	$28.89	$28.12	$30.36	$30.39	$23.97	$21.67	$22.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	179	221	225	405

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.24	$18.41	$17.06	$14.18	$16.11	$16.56	$12.68	$11.09	$11.74	$9.52
End of period	$18.55	$15.24	$18.41	$17.06	$14.18	$16.11	$16.56	$12.68	$11.09	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	347	443	486	759

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.78	$12.20	$9.78	$10.06	$10.73	$12.35	$10.46	$9.19	$10.85	$10.38
End of period	$11.31	$9.78	$12.20	$9.78	$10.06	$10.73	$12.35	$10.46	$9.19	$10.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	464	541	523	781

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.08	$15.59	$15.22	$15.25	$15.63	$15.47	$16.25	$15.48	$15.19	$14.53
End of period	$15.79	$15.08	$15.59	$15.22	$15.25	$15.63	$15.47	$16.25	$15.48	$15.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	323	308	372	474

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.30	$11.70	$10.78	$9.78	$10.72	$10.75	$8.92	$7.92	$8.26	$7.70
End of period	$11.78	$10.30	$11.70	$10.78	$9.78	$10.72	$10.75	$8.92	$7.92	$8.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,027	1,211	1,346	1,932

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.31	$13.24	$12.39	$11.17	$12.41	$12.38	$11.17	$10.24	$10.28	$9.40
End of period	$13.88	$12.31	$13.24	$12.39	$11.17	$12.41	$12.38	$11.17	$10.24	$10.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,723	1,857	2,167	3,029

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.51	$11.90	$11.32	$10.07	$10.87	$10.43	$8.37	$7.57	$7.85	$7.24
End of period	$12.56	$10.51	$11.90	$11.32	$10.07	$10.87	$10.43	$8.37	$7.57	$7.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,046	1,261	1,426	2,034

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.61	$14.96	$13.97	$14.03	$14.58	$13.05	$13.07	$10.48	$11.51	$10.11
End of period	$16.20	$13.61	$14.96	$13.97	$14.03	$14.58	$13.05	$13.07	$10.48	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	377	414	479	733

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$11.04	$11.43	$11.42	$11.53	$11.88	$11.58	$12.25	$12.16	$11.68	$11.36
End of period	$11.58	$11.04	$11.43	$11.42	$11.53	$11.88	$11.58	$12.25	$12.16	$11.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	855	802	969	1,222

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.52	$25.26	$26.78	$21.66	$29.04	$33.34	$27.37	$27.00	$26.90	$23.24
End of period	$20.61	$19.52	$25.26	$26.78	$21.66	$29.04	$33.34	$27.37	$27.00	$26.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	162	192	196	341

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.86	$16.78	$14.24	$13.71	$15.37	$14.27	$12.96	$10.85	$12.18	$10.93
End of period	$18.38	$14.86	$16.78	$14.24	$13.71	$15.37	$14.27	$12.96	$10.85	$12.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	377	433	468	695

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.51	$19.23	$17.51	$15.87	$17.93	$16.31	$12.65	$11.03	$12.15	$10.05
End of period	$20.99	$16.51	$19.23	$17.51	$15.87	$17.93	$16.31	$12.65	$11.03	$12.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	338	427	460	713

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.13	$16.44	$15.74	$13.84	$15.30	$15.72	$14.95	$13.18	$12.96	$11.53
End of period	$16.85	$15.13	$16.44	$15.74	$13.84	$15.30	$15.72	$14.95	$13.18	$12.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	333	353	426	602

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.08	$13.95	$12.91	$12.59	$13.10	$12.97	$12.08	$11.21	$11.44	$10.58
End of period	$14.61	$13.08	$13.95	$12.91	$12.59	$13.10	$12.97	$12.08	$11.21	$11.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.895%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.81	$35.54	$28.75	$27.98	$30.22	$30.26	$23.87	$21.59	$22.75	$17.26
End of period	$44.63	$33.81	$35.54	$28.75	$27.98	$30.22	$30.26	$23.87	$21.59	$22.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.19	$18.35	$17.00	$14.14	$16.07	$16.52	$12.65	$11.08	$11.72	$9.51
End of period	$18.48	$15.19	$18.35	$17.00	$14.14	$16.07	$16.52	$12.65	$11.08	$11.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.73	$12.14	$9.73	$10.01	$10.69	$12.30	$10.42	$9.16	$10.82	$10.35
End of period	$11.24	$9.73	$12.14	$9.73	$10.01	$10.69	$12.30	$10.42	$9.16	$10.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$15.00	$15.51	$15.15	$15.18	$15.56	$15.41	$16.20	$15.42	$15.15	$14.49
End of period	$15.71	$15.00	$15.51	$15.15	$15.18	$15.56	$15.41	$16.20	$15.42	$15.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.56	$14.91	$13.93	$14.00	$14.55	$13.02	$13.04	$10.46	$11.49	$10.10
End of period	$16.14	$13.56	$14.91	$13.93	$14.00	$14.55	$13.02	$13.04	$10.46	$11.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.71	$16.62	$13.89	$14.47	$15.20	$15.61	$13.51	$12.01	$13.28	$12.17
End of period	$17.07	$13.71	$16.62	$13.89	$14.47	$15.20	$15.61	$13.51	$12.01	$13.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.17	$37.03	$29.45	$30.16	$30.14	$27.90	$20.22	$17.91	$19.59	$16.05
End of period	$46.44	$34.17	$37.03	$29.45	$30.16	$30.14	$27.90	$20.22	$17.91	$19.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$11.00	$11.39	$11.38	$11.49	$11.84	$11.54	$12.21	$12.13	$11.66	$11.33
End of period	$11.53	$11.00	$11.39	$11.38	$11.49	$11.84	$11.54	$12.21	$12.13	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.41	$22.32	$18.81	$18.24	$17.73	$16.47	$12.02	$10.02	$9.68	$8.12
End of period	$26.39	$21.41	$22.32	$18.81	$18.24	$17.73	$16.47	$12.02	$10.02	$9.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.10	$16.20	$13.06	$11.61	$12.02	$11.27	$8.89	$8.23	$7.18	$5.93
End of period	$18.26	$15.10	$16.20	$13.06	$11.61	$12.02	$11.27	$8.89	$8.23	$7.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.43	$25.15	$26.67	$21.58	$28.94	$33.23	$27.29	$26.93	$26.84	$23.19
End of period	$20.51	$19.43	$25.15	$26.67	$21.58	$28.94	$33.23	$27.29	$26.93	$26.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.79	$12.89	$11.12	$9.22	$9.60	$8.74	$6.75	$5.51	$6.51	$5.90
End of period	$13.73	$10.79	$12.89	$11.12	$9.22	$9.60	$8.74	$6.75	$5.51	$6.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.09	$23.63	$19.83	$21.23	$20.50	$16.87	$12.32	$10.70	$9.93	$9.84
End of period	$28.41	$24.09	$23.63	$19.83	$21.23	$20.50	$16.87	$12.32	$10.70	$9.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.61	$16.28	$13.40	$13.68	$14.24	$15.61	$13.23	$11.54	$13.54	$13.05
End of period	$16.03	$13.61	$16.28	$13.40	$13.68	$14.24	$15.61	$13.23	$11.54	$13.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.80	$16.71	$14.19	$13.65	$15.32	$14.22	$12.92	$10.82	$12.15	$10.90
End of period	$18.30	$14.80	$16.71	$14.19	$13.65	$15.32	$14.22	$12.92	$10.82	$12.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.94	$24.80	$19.33	$18.43	$18.70	$16.26	$11.86	$10.20	$10.30	$9.04
End of period	$32.22	$23.94	$24.80	$19.33	$18.43	$18.70	$16.26	$11.86	$10.20	$10.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.39	$27.24	$24.24	$20.77	$21.97	$20.70	$16.02	$14.07	$14.80	$12.11
End of period	$28.53	$23.39	$27.24	$24.24	$20.77	$21.97	$20.70	$16.02	$14.07	$14.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.13	$18.54	$15.75	$14.56	$14.86	$13.53	$10.58	$9.44	$9.57	$8.61
End of period	$21.78	$17.13	$18.54	$15.75	$14.56	$14.86	$13.53	$10.58	$9.44	$9.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.92	$23.65	$21.57	$17.64	$19.03	$18.72	$13.92	$12.36	$13.30	$10.84
End of period	$24.84	$20.92	$23.65	$21.57	$17.64	$19.03	$18.72	$13.92	$12.36	$13.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.45	$19.17	$17.46	$15.82	$17.89	$16.28	$12.62	$11.01	$12.13	$10.04
End of period	$20.91	$16.45	$19.17	$17.46	$15.82	$17.89	$16.28	$12.62	$11.01	$12.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.83	$19.96	$15.09	$15.52	$15.39	$15.54	$12.67	$10.82	$12.14	$10.83
End of period	$21.46	$16.83	$19.96	$15.09	$15.52	$15.39	$15.54	$12.67	$10.82	$12.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.05	$16.36	$15.67	$13.78	$15.23	$15.66	$14.90	$13.14	$12.92	$11.50
End of period	$16.75	$15.05	$16.36	$15.67	$13.78	$15.23	$15.66	$14.90	$13.14	$12.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.71	$17.92	$15.78	$14.48	$15.36	$14.21	$11.11	$9.68	$10.18	$8.95
End of period	$18.25	$15.71	$17.92	$15.78	$14.48	$15.36	$14.21	$11.11	$9.68	$10.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	2,964

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.55	$19.37	$16.18	$15.71	$16.21	$15.66	$12.81	$11.39	$12.31	$10.82
End of period	$21.62	$17.55	$19.37	$16.18	$15.71	$16.21	$15.66	$12.81	$11.39	$12.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.37	$19.01	$16.16	$15.71	$16.20	$15.79	$13.26	$11.83	$12.57	$11.15
End of period	$20.99	$17.37	$19.01	$16.16	$15.71	$16.20	$15.79	$13.26	$11.83	$12.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.04	$13.90	$12.87	$12.55	$13.07	$12.94	$12.06	$11.19	$11.42	$10.56
End of period	$14.55	$13.04	$13.90	$12.87	$12.55	$13.07	$12.94	$12.06	$11.19	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.69	$16.99	$15.07	$14.69	$15.24	$15.01	$13.34	$12.07	$12.59	$11.45
End of period	$18.16	$15.69	$16.99	$15.07	$14.69	$15.24	$15.01	$13.34	$12.07	$12.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.58	$51.78	$39.88	$40.47	$37.64	$35.64	$26.46	$22.92	$23.87	$21.04
End of period	$63.16	$49.58	$51.78	$39.88	$40.47	$37.64	$35.64	$26.46	$22.92	$23.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.52	$30.44	$27.20	$24.68	$26.22	$24.25	$19.05	$16.85	$17.71	$16.03
End of period	$32.85	$26.52	$30.44	$27.20	$24.68	$26.22	$24.25	$19.05	$16.85	$17.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.90%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.77	$35.50	$28.72	$27.96	$30.19	$30.23	$23.85	$21.57	$22.73	$17.25
End of period	$44.58	$33.77	$35.50	$28.72	$27.96	$30.19	$30.23	$23.85	$21.57	$22.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.18	$18.34	$17.00	$14.13	$16.07	$16.51	$12.65	$11.07	$11.72	$9.51
End of period	$18.47	$15.18	$18.34	$17.00	$14.13	$16.07	$16.51	$12.65	$11.07	$11.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.51	$12.46	$11.00	$10.70	$11.20	$11.48	$10.23	$9.32	$10.07	$9.51
End of period	$13.51	$11.51	$12.46	$11.00	$10.70	$11.20	$11.48	$10.23	$9.32	$10.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.72	$12.13	$9.72	$10.01	$10.68	$12.29	$10.41	$9.15	$10.81	$10.34
End of period	$11.23	$9.72	$12.13	$9.72	$10.01	$10.68	$12.29	$10.41	$9.15	$10.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.34	$24.93	$21.35	$19.27	$20.26	$18.99	$14.46	$13.10	$13.60	$12.51
End of period	$28.11	$22.34	$24.93	$21.35	$19.27	$20.26	$18.99	$14.46	$13.10	$13.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.98	$15.50	$15.13	$15.17	$15.55	$15.39	$16.18	$15.41	$15.14	$14.48
End of period	$15.69	$14.98	$15.50	$15.13	$15.17	$15.55	$15.39	$16.18	$15.41	$15.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$17.84	$18.67	$18.66	$18.81	$19.29	$18.84	$19.60	$18.72	$18.14	$17.35
End of period	$18.93	$17.84	$18.67	$18.66	$18.81	$19.29	$18.84	$19.60	$18.72	$18.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.55	$14.90	$13.92	$13.99	$14.54	$13.01	$13.04	$10.46	$11.49	$10.09
End of period	$16.13	$13.55	$14.90	$13.92	$13.99	$14.54	$13.01	$13.04	$10.46	$11.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.70	$16.61	$13.88	$14.46	$15.19	$15.60	$13.50	$12.01	$13.27	$12.16
End of period	$17.05	$13.70	$16.61	$13.88	$14.46	$15.19	$15.60	$13.50	$12.01	$13.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.40	$26.51	$21.84	$20.16	$21.13	$20.14	$14.84	$12.99	$13.55	$11.05
End of period	$28.27	$23.40	$26.51	$21.84	$20.16	$21.13	$20.14	$14.84	$12.99	$13.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.09	$36.95	$29.41	$30.12	$30.09	$27.88	$20.20	$17.89	$19.57	$16.04
End of period	$46.34	$34.09	$36.95	$29.41	$30.12	$30.09	$27.88	$20.20	$17.89	$19.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.55	$14.92	$14.98	$15.20	$15.57	$15.21	$16.23	$16.12	$15.11	$14.49
End of period	$15.05	$14.55	$14.92	$14.98	$15.20	$15.57	$15.21	$16.23	$16.12	$15.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$11.00	$11.39	$11.38	$11.49	$11.84	$11.54	$12.21	$12.13	$11.65	$11.33
End of period	$11.53	$11.00	$11.39	$11.38	$11.49	$11.84	$11.54	$12.21	$12.13	$11.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.87	$7.51	$7.46	$6.22	$6.23	$6.08	$5.17	$4.42	$4.70	$3.95
End of period	$8.43	$6.87	$7.51	$7.46	$6.22	$6.23	$6.08	$5.17	$4.42	$4.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.08	$16.18	$13.05	$11.60	$12.01	$11.26	$8.88	$8.22	$7.17	$5.92
End of period	$18.24	$15.08	$16.18	$13.05	$11.60	$12.01	$11.26	$8.88	$8.22	$7.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.42	$25.12	$26.64	$21.56	$28.92	$33.21	$27.27	$26.91	$26.82	$23.18
End of period	$20.49	$19.42	$25.12	$26.64	$21.56	$28.92	$33.21	$27.27	$26.91	$26.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.10	$23.64	$19.84	$21.24	$20.51	$16.87	$12.33	$10.71	$9.94	$9.85
End of period	$28.41	$24.10	$23.64	$19.84	$21.24	$20.51	$16.87	$12.33	$10.71	$9.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.68	$13.16	$9.93	$9.02	$8.90	$7.59	$6.20	$5.73	$5.92	$5.44
End of period	$18.23	$12.68	$13.16	$9.93	$9.02	$8.90	$7.59	$6.20	$5.73	$5.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.60	$16.26	$13.39	$13.67	$14.23	$15.60	$13.22	$11.53	$13.53	$13.04
End of period	$16.01	$13.60	$16.26	$13.39	$13.67	$14.23	$15.60	$13.22	$11.53	$13.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.78	$16.70	$14.18	$13.64	$15.31	$14.22	$12.92	$10.82	$12.14	$10.90
End of period	$18.28	$14.78	$16.70	$14.18	$13.64	$15.31	$14.22	$12.92	$10.82	$12.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.37	$27.22	$24.22	$20.76	$21.96	$20.69	$16.02	$14.07	$14.79	$12.10
End of period	$28.51	$23.37	$27.22	$24.22	$20.76	$21.96	$20.69	$16.02	$14.07	$14.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.12	$18.53	$15.74	$14.55	$14.85	$13.52	$10.57	$9.43	$9.57	$8.61
End of period	$21.76	$17.12	$18.53	$15.74	$14.55	$14.85	$13.52	$10.57	$9.43	$9.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.91	$23.64	$21.56	$17.63	$19.02	$18.71	$13.91	$12.36	$13.30	$10.84
End of period	$24.83	$20.91	$23.64	$21.56	$17.63	$19.02	$18.71	$13.91	$12.36	$13.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.81	$19.94	$15.08	$15.51	$15.38	$15.53	$12.67	$10.82	$12.13	$10.83
End of period	$21.44	$16.81	$19.94	$15.08	$15.51	$15.38	$15.53	$12.67	$10.82	$12.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$11.14	$11.74	$11.71	$11.46	$12.18	$12.13	$13.74	$13.05	$12.02	$11.49
End of period	$11.73	$11.14	$11.74	$11.71	$11.46	$12.18	$12.13	$13.74	$13.05	$12.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.04	$16.35	$15.66	$13.78	$15.23	$15.65	$14.90	$13.14	$12.92	$11.50
End of period	$16.74	$15.04	$16.35	$15.66	$13.78	$15.23	$15.65	$14.90	$13.14	$12.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.71	$17.91	$15.77	$14.47	$15.36	$14.20	$11.10	$9.68	$10.18	$8.95
End of period	$18.24	$15.71	$17.91	$15.77	$14.47	$15.36	$14.20	$11.10	$9.68	$10.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.31	$11.92	$11.48	$11.25	$11.77	$11.75	$11.57	$10.95	$10.93	$10.35
End of period	$12.20	$11.31	$11.92	$11.48	$11.25	$11.77	$11.75	$11.57	$10.95	$10.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.70	$16.99	$15.07	$14.69	$15.23	$15.01	$13.33	$12.07	$12.58	$11.44
End of period	$18.16	$15.70	$16.99	$15.07	$14.69	$15.23	$15.01	$13.33	$12.07	$12.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.52	$51.72	$39.84	$40.44	$37.60	$35.61	$26.43	$22.90	$23.85	$21.03
End of period	$63.08	$49.52	$51.72	$39.84	$40.44	$37.60	$35.61	$26.43	$22.90	$23.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.50	$30.42	$27.18	$24.66	$26.21	$24.23	$19.04	$16.84	$17.70	$16.03
End of period	$32.83	$26.50	$30.42	$27.18	$24.66	$26.21	$24.23	$19.04	$16.84	$17.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.91%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.70	$35.43	$28.66	$27.90	$30.14	$30.18	$23.82	$21.54	$22.70	$17.23
End of period	$44.48	$33.70	$35.43	$28.66	$27.90	$30.14	$30.18	$23.82	$21.54	$22.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	284	1,400

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.16	$18.31	$16.97	$14.12	$16.05	$16.50	$12.64	$11.06	$11.71	$9.50
End of period	$18.44	$15.16	$18.31	$16.97	$14.12	$16.05	$16.50	$12.64	$11.06	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	431	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.52	$12.47	$11.00	$10.71	$11.20	$11.47	$10.22	$9.31	$10.06	$9.50
End of period	$13.52	$11.52	$12.47	$11.00	$10.71	$11.20	$11.47	$10.22	$9.31	$10.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	9,309

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.73	$7.13	$7.56	$6.15	$8.30	$9.97	$9.37	$9.57	$10.64	$9.33
End of period	$6.39	$5.73	$7.13	$7.56	$6.15	$8.30	$9.97	$9.37	$9.57	$10.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.72	$40.14	$30.92	$31.69	$30.71	$29.04	$21.51	$20.02	$20.46	$18.69
End of period	$51.04	$39.72	$40.14	$30.92	$31.69	$30.71	$29.04	$21.51	$20.02	$20.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	161

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.70	$12.11	$9.70	$9.99	$10.66	$12.27	$10.40	$9.14	$10.80	$10.33
End of period	$11.21	$9.70	$12.11	$9.70	$9.99	$10.66	$12.27	$10.40	$9.14	$10.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	341	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.29	$24.88	$21.30	$19.23	$20.23	$18.96	$14.44	$13.08	$13.58	$12.50
End of period	$28.04	$22.29	$24.88	$21.30	$19.23	$20.23	$18.96	$14.44	$13.08	$13.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	353	362

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.95	$15.47	$15.11	$15.14	$15.52	$15.37	$16.16	$15.39	$15.12	$14.47
End of period	$15.66	$14.95	$15.47	$15.11	$15.14	$15.52	$15.37	$16.16	$15.39	$15.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	283	283	580	881

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$17.81	$18.63	$18.62	$18.78	$19.26	$18.81	$19.57	$18.70	$18.12	$17.33
End of period	$18.90	$17.81	$18.63	$18.62	$18.78	$19.26	$18.81	$19.57	$18.70	$18.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	258	259	259	259

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.72	$12.10	$11.22	$11.14	$12.63	$13.55	$11.28	$9.90	$11.02	N/A
End of period	$12.60	$10.72	$12.10	$11.22	$11.14	$12.63	$13.55	$11.28	$9.90	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	890	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.63	$11.07	$8.62	$8.97	$8.90	$10.12	$7.87	$6.36	$7.65	$6.53
End of period	$9.92	$8.63	$11.07	$8.62	$8.97	$8.90	$10.12	$7.87	$6.36	$7.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.36	$11.65	$10.42	$9.83	$11.55	$12.51	$13.97	$11.98	$12.94	N/A
End of period	$11.38	$10.36	$11.65	$10.42	$9.83	$11.55	$12.51	$13.97	$11.98	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	370	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.33	$9.10	$6.15	$6.55	$7.11	$6.57	$6.92	$5.77	$8.24	$7.26
End of period	$8.18	$7.33	$9.10	$6.15	$6.55	$7.11	$6.57	$6.92	$5.77	$8.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.53	$14.88	$13.90	$13.98	$14.53	$13.00	$13.03	$10.45	$11.48	$10.09
End of period	$16.10	$13.53	$14.88	$13.90	$13.98	$14.53	$13.00	$13.03	$10.45	$11.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	442	415

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.67	$16.57	$13.85	$14.43	$15.16	$15.57	$13.47	$11.99	$13.25	$12.15
End of period	$17.01	$13.67	$16.57	$13.85	$14.43	$15.16	$15.57	$13.47	$11.99	$13.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.36	$26.47	$21.80	$20.13	$21.10	$20.12	$14.83	$12.97	$13.54	$11.04
End of period	$28.23	$23.36	$26.47	$21.80	$20.13	$21.10	$20.12	$14.83	$12.97	$13.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.05	$36.90	$29.36	$30.07	$30.05	$27.82	$20.17	$17.86	$19.54	$16.02
End of period	$46.27	$34.05	$36.90	$29.36	$30.07	$30.05	$27.82	$20.17	$17.86	$19.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	507	512

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.52	$14.88	$14.95	$15.17	$15.54	$15.18	$16.20	$16.09	$15.08	$14.47
End of period	$15.01	$14.52	$14.88	$14.95	$15.17	$15.54	$15.18	$16.20	$16.09	$15.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,280	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.05	$12.68	$10.15	$8.76	$11.09	$12.05	$12.54	$10.57	$13.23	$11.17
End of period	$11.51	$10.05	$12.68	$10.15	$8.76	$11.09	$12.05	$12.54	$10.57	$13.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	208	208	1,446	1,291

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.97	$11.36	$11.35	$11.47	$11.82	$11.52	$12.19	$12.12	$11.64	$11.32
End of period	$11.50	$10.97	$11.36	$11.35	$11.47	$11.82	$11.52	$12.19	$12.12	$11.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	552	553	554	554

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.86	$7.49	$7.45	$6.21	$6.22	$6.07	$5.16	$4.42	$4.70	$3.95
End of period	$8.42	$6.86	$7.49	$7.45	$6.21	$6.22	$6.07	$5.16	$4.42	$4.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.35	$22.25	$18.76	$18.19	$17.69	$16.43	$11.99	$10.00	$9.66	$8.10
End of period	$26.31	$21.35	$22.25	$18.76	$18.19	$17.69	$16.43	$11.99	$10.00	$9.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.06	$16.15	$13.03	$11.58	$12.00	$11.25	$8.87	$8.21	$7.16	$5.92
End of period	$18.21	$15.06	$16.15	$13.03	$11.58	$12.00	$11.25	$8.87	$8.21	$7.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,323

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.38	$25.08	$26.60	$21.52	$28.87	$33.16	$27.24	$26.87	$26.79	$23.16
End of period	$20.45	$19.38	$25.08	$26.60	$21.52	$28.87	$33.16	$27.24	$26.87	$26.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	116	66

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.75	$12.86	$11.09	$9.20	$9.58	$8.72	$6.74	$5.50	$6.50	$5.89
End of period	$13.69	$10.75	$12.86	$11.09	$9.20	$9.58	$8.72	$6.74	$5.50	$6.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$24.02	$23.57	$19.78	$21.17	$20.45	$16.83	$12.30	$10.68	$9.92	$9.83
End of period	$28.32	$24.02	$23.57	$19.78	$21.17	$20.45	$16.83	$12.30	$10.68	$9.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.66	$13.13	$9.92	$9.01	$8.89	$7.59	$6.19	$5.73	$5.92	$5.43
End of period	$18.20	$12.66	$13.13	$9.92	$9.01	$8.89	$7.59	$6.19	$5.73	$5.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	543

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.58	$16.24	$13.37	$13.65	$14.21	$15.58	$13.21	$11.52	$13.52	$13.03
End of period	$15.98	$13.58	$16.24	$13.37	$13.65	$14.21	$15.58	$13.21	$11.52	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	824	721

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.76	$16.67	$14.15	$13.62	$15.28	$14.19	$12.90	$10.81	$12.13	$10.88
End of period	$18.24	$14.76	$16.67	$14.15	$13.62	$15.28	$14.19	$12.90	$10.81	$12.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,191

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.89	$24.75	$19.29	$18.40	$18.68	$16.23	$11.85	$10.19	$10.29	$9.04
End of period	$32.15	$23.89	$24.75	$19.29	$18.40	$18.68	$16.23	$11.85	$10.19	$10.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	888	1,091

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.33	$27.17	$24.18	$20.72	$21.93	$20.67	$16.00	$14.05	$14.78	$12.09
End of period	$28.46	$23.33	$27.17	$24.18	$20.72	$21.93	$20.67	$16.00	$14.05	$14.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	340	331

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$17.09	$18.50	$15.72	$14.53	$14.83	$13.50	$10.56	$9.42	$9.56	$8.60
End of period	$21.72	$17.09	$18.50	$15.72	$14.53	$14.83	$13.50	$10.56	$9.42	$9.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	3,541	3,071

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.87	$23.60	$21.53	$17.61	$19.00	$18.69	$13.90	$12.35	$13.29	$10.83
End of period	$24.78	$20.87	$23.60	$21.53	$17.61	$19.00	$18.69	$13.90	$12.35	$13.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	128	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.41	$19.14	$17.43	$15.80	$17.86	$16.26	$12.61	$11.00	$12.12	$10.03
End of period	$20.87	$16.41	$19.14	$17.43	$15.80	$17.86	$16.26	$12.61	$11.00	$12.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	418	411

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.78	$19.91	$15.05	$15.48	$15.36	$15.51	$12.65	$10.81	$12.12	$10.82
End of period	$21.40	$16.78	$19.91	$15.05	$15.48	$15.36	$15.51	$12.65	$10.81	$12.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$11.12	$11.71	$11.69	$11.45	$12.16	$12.12	$13.73	$13.04	$12.02	$11.49
End of period	$11.71	$11.12	$11.71	$11.69	$11.45	$12.16	$12.12	$13.73	$13.04	$12.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.01	$16.32	$15.63	$13.75	$15.20	$15.63	$14.87	$13.12	$12.90	$11.49
End of period	$16.71	$15.01	$16.32	$15.63	$13.75	$15.20	$15.63	$14.87	$13.12	$12.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,053	1,075

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.06	$18.13	$16.61	$13.42	$15.02	$14.00	$10.22	$9.04	$10.05	$7.98
End of period	$16.29	$14.06	$18.13	$16.61	$13.42	$15.02	$14.00	$10.22	$9.04	$10.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	692	2,493

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.90	$19.23	$16.89	$13.32	$14.21	$13.82	$10.36	$8.91	$9.97	N/A
End of period	$17.68	$14.90	$19.23	$16.89	$13.32	$14.21	$13.82	$10.36	$8.91	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	360	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.68	$26.00	$23.28	$19.70	$22.22	$20.33	$14.93	$13.29	$14.44	$12.66
End of period	$25.66	$21.68	$26.00	$23.28	$19.70	$22.22	$20.33	$14.93	$13.29	$14.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$15.59	$18.64	$15.57	$14.62	$14.34	$14.31	$13.07	$12.02	$12.61	N/A
End of period	$17.55	$15.59	$18.64	$15.57	$14.62	$14.34	$14.31	$13.07	$12.02	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$12.39	$16.56	$17.43	$13.35	$14.48	$14.40	$10.83	$9.79	$10.93	$9.31
End of period	$13.67	$12.39	$16.56	$17.43	$13.35	$14.48	$14.40	$10.83	$9.79	$10.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	655	—

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.68	$17.89	$15.75	$14.45	$15.34	$14.19	$11.09	$9.67	$10.17	$8.94
End of period	$18.21	$15.68	$17.89	$15.75	$14.45	$15.34	$14.19	$11.09	$9.67	$10.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,481	5,565

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.18	$19.97	$17.82	$16.64	$18.04	$16.23	$11.63	$10.31	$10.02	$9.07
End of period	$22.08	$18.18	$19.97	$17.82	$16.64	$18.04	$16.23	$11.63	$10.31	$10.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.82	$22.03	$18.95	$18.46	$18.78	$17.57	$12.66	$11.17	$10.41	$9.51
End of period	$26.16	$20.82	$22.03	$18.95	$18.46	$18.78	$17.57	$12.66	$11.17	$10.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$18.15	$19.74	$18.15	$15.87	$16.22	$14.69	$11.56	$10.56	$9.67	$8.42
End of period	$22.50	$18.15	$19.74	$18.15	$15.87	$16.22	$14.69	$11.56	$10.56	$9.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.10	$19.79	$17.13	$16.75	$20.02	$17.46	$11.99	$10.82	$10.45	$9.41
End of period	$21.32	$18.10	$19.79	$17.13	$16.75	$20.02	$17.46	$11.99	$10.82	$10.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.50	$19.32	$16.14	$15.67	$16.17	$15.62	$12.79	$11.36	$12.29	$10.81
End of period	$21.55	$17.50	$19.32	$16.14	$15.67	$16.17	$15.62	$12.79	$11.36	$12.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.29	$11.90	$11.47	$11.24	$11.76	$11.74	$11.56	$10.94	$10.92	$10.35
End of period	$12.18	$11.29	$11.90	$11.47	$11.24	$11.76	$11.74	$11.56	$10.94	$10.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.31	$18.95	$16.12	$15.66	$16.16	$15.75	$13.23	$11.81	$12.55	$11.13
End of period	$20.92	$17.31	$18.95	$16.12	$15.66	$16.16	$15.75	$13.23	$11.81	$12.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.64	$16.94	$15.03	$14.66	$15.20	$14.98	$13.31	$12.05	$12.56	$11.43
End of period	$18.10	$15.64	$16.94	$15.03	$14.66	$15.20	$14.98	$13.31	$12.05	$12.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.34	$17.77	$16.48	$15.07	$16.81	$14.93	$10.13	$8.57	$9.32	$8.72
End of period	$18.19	$15.34	$17.77	$16.48	$15.07	$16.81	$14.93	$10.13	$8.57	$9.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$49.40	$51.60	$39.76	$40.35	$37.53	$35.54	$26.39	$22.86	$23.82	$21.00
End of period	$62.93	$49.40	$51.60	$39.76	$40.35	$37.53	$35.54	$26.39	$22.86	$23.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.46	$30.37	$27.14	$24.63	$26.18	$24.21	$19.02	$16.83	$17.69	$16.02
End of period	$32.77	$26.46	$30.37	$27.14	$24.63	$26.18	$24.21	$19.02	$16.83	$17.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.92%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.51	$14.86	$13.89	$13.96	$14.51	$12.99	$13.02	$10.45	$11.47	$10.08
End of period	$16.08	$13.51	$14.86	$13.89	$13.96	$14.51	$12.99	$13.02	$10.45	$11.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$15.02	$16.12	$13.00	$11.55	$11.97	$11.23	$8.86	$8.20	$7.15	$5.91
End of period	$18.16	$15.02	$16.12	$13.00	$11.55	$11.97	$11.23	$8.86	$8.20	$7.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,243

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.33	$25.02	$26.54	$21.48	$28.82	$33.10	$27.19	$26.83	$26.75	$23.12
End of period	$20.40	$19.33	$25.02	$26.54	$21.48	$28.82	$33.10	$27.19	$26.83	$26.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	166

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.72	$16.63	$14.12	$13.59	$15.25	$14.17	$12.88	$10.79	$12.11	$10.87
End of period	$18.20	$14.72	$16.63	$14.12	$13.59	$15.25	$14.17	$12.88	$10.79	$12.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	735

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.66	$17.86	$15.73	$14.44	$15.32	$14.17	$11.08	$9.67	$10.16	$8.94
End of period	$18.18	$15.66	$17.86	$15.73	$14.44	$15.32	$14.17	$11.08	$9.67	$10.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	7,598	8,224

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.46	$19.28	$16.10	$15.64	$16.14	$15.59	$12.77	$11.35	$12.27	$10.79
End of period	$21.51	$17.46	$19.28	$16.10	$15.64	$16.14	$15.59	$12.77	$11.35	$12.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.28	$18.91	$16.09	$15.64	$16.13	$15.73	$13.21	$11.79	$12.53	$11.11
End of period	$20.87	$17.28	$18.91	$16.09	$15.64	$16.13	$15.73	$13.21	$11.79	$12.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.61	$16.90	$15.00	$14.63	$15.18	$14.95	$13.29	$12.03	$12.55	$11.41
End of period	$18.06	$15.61	$16.90	$15.00	$14.63	$15.18	$14.95	$13.29	$12.03	$12.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	31,281	33,675

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.45	$12.40	$10.94	$10.65	$11.14	$11.41	$10.17	$9.27	$10.02	$9.47
End of period	$13.42	$11.45	$12.40	$10.94	$10.65	$11.14	$11.41	$10.17	$9.27	$10.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.70	$7.10	$7.53	$6.13	$8.28	$9.95	$9.35	$9.56	$10.63	$9.32
End of period	$6.36	$5.70	$7.10	$7.53	$6.13	$8.28	$9.95	$9.35	$9.56	$10.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.63	$12.02	$9.64	$9.92	$10.60	$12.20	$10.34	$9.09	$10.75	$10.29
End of period	$11.12	$9.63	$12.02	$9.64	$9.92	$10.60	$12.20	$10.34	$9.09	$10.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.30	$9.07	$6.13	$6.54	$7.09	$6.55	$6.91	$5.77	$8.23	$7.25
End of period	$8.14	$7.30	$9.07	$6.13	$6.54	$7.09	$6.55	$6.91	$5.77	$8.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.01	$12.62	$10.11	$8.73	$11.05	$12.02	$12.51	$10.55	$13.20	$11.15
End of period	$11.45	$10.01	$12.62	$10.11	$8.73	$11.05	$12.02	$12.51	$10.55	$13.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.95	$16.04	$12.94	$11.51	$11.93	$11.19	$8.83	$8.17	$7.13	$5.89
End of period	$18.07	$14.95	$16.04	$12.94	$11.51	$11.93	$11.19	$8.83	$8.17	$7.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.24	$24.91	$26.42	$21.39	$28.71	$32.98	$27.10	$26.75	$26.67	$23.06
End of period	$20.29	$19.24	$24.91	$26.42	$21.39	$28.71	$32.98	$27.10	$26.75	$26.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.68	$12.77	$11.02	$9.15	$9.53	$8.68	$6.70	$5.47	$6.47	$5.87
End of period	$13.59	$10.68	$12.77	$11.02	$9.15	$9.53	$8.68	$6.70	$5.47	$6.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.85	$23.41	$19.65	$21.04	$20.34	$16.74	$12.23	$10.63	$9.87	$9.79
End of period	$28.11	$23.85	$23.41	$19.65	$21.04	$20.34	$16.74	$12.23	$10.63	$9.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.57	$13.05	$9.86	$8.96	$8.84	$7.55	$6.16	$5.70	$5.89	$5.41
End of period	$18.06	$12.57	$13.05	$9.86	$8.96	$8.84	$7.55	$6.16	$5.70	$5.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.65	$16.55	$14.06	$13.54	$15.20	$14.12	$12.83	$10.75	$12.07	$10.84
End of period	$18.10	$14.65	$16.55	$14.06	$13.54	$15.20	$14.12	$12.83	$10.75	$12.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.75	$23.47	$21.42	$17.52	$18.91	$18.61	$13.84	$12.30	$13.25	$10.80
End of period	$24.63	$20.75	$23.47	$21.42	$17.52	$18.91	$18.61	$13.84	$12.30	$13.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.34	$19.05	$17.36	$15.74	$17.80	$16.21	$12.58	$10.98	$12.09	$10.01
End of period	$20.76	$16.34	$19.05	$17.36	$15.74	$17.80	$16.21	$12.58	$10.98	$12.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.68	$19.79	$14.97	$15.40	$15.28	$15.44	$12.60	$10.77	$12.08	$10.78
End of period	$21.26	$16.68	$19.79	$14.97	$15.40	$15.28	$15.44	$12.60	$10.77	$12.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.60	$17.80	$15.68	$14.39	$15.29	$14.14	$11.06	$9.65	$10.15	$8.92
End of period	$18.11	$15.60	$17.80	$15.68	$14.39	$15.29	$14.14	$11.06	$9.65	$10.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$18.08	$19.67	$18.09	$15.82	$16.18	$14.66	$11.54	$10.54	$9.65	$8.41
End of period	$22.41	$18.08	$19.67	$18.09	$15.82	$16.18	$14.66	$11.54	$10.54	$9.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.37	$19.18	$16.03	$15.57	$16.07	$15.53	$12.72	$11.31	$12.23	$10.76
End of period	$21.39	$17.37	$19.18	$16.03	$15.57	$16.07	$15.53	$12.72	$11.31	$12.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.23	$11.85	$11.42	$11.20	$11.71	$11.70	$11.53	$10.91	$10.90	$10.33
End of period	$12.11	$11.23	$11.85	$11.42	$11.20	$11.71	$11.70	$11.53	$10.91	$10.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.19	$18.82	$16.01	$15.57	$16.06	$15.66	$13.16	$11.75	$12.49	$11.08
End of period	$20.76	$17.19	$18.82	$16.01	$15.57	$16.06	$15.66	$13.16	$11.75	$12.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.95	$13.81	$12.79	$12.48	$13.00	$12.88	$12.01	$11.15	$11.39	$10.54
End of period	$14.44	$12.95	$13.81	$12.79	$12.48	$13.00	$12.88	$12.01	$11.15	$11.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.99	$51.19	$39.45	$40.06	$37.27	$35.30	$26.22	$22.73	$23.68	$20.89
End of period	$62.38	$48.99	$51.19	$39.45	$40.06	$37.27	$35.30	$26.22	$22.73	$23.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.95%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.39	$35.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$44.05	$33.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62	62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.07	$18.22	$16.90	$14.06	$15.99	$16.44	$12.60	$11.03	$11.68	N/A
End of period	$18.33	$15.07	$18.22	$16.90	$14.06	$15.99	$16.44	$12.60	$11.03	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,062	—	636	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.44	$12.39	$10.93	$10.64	$11.13	$11.40	$10.17	$9.26	$10.02	$9.46
End of period	$13.41	$11.44	$12.39	$10.93	$10.64	$11.13	$11.40	$10.17	$9.26	$10.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$18.12	$19.08	$16.12	$14.94	$15.24	$14.24	$11.04	$9.72	$10.25	N/A
End of period	$22.11	$18.12	$19.08	$16.12	$14.94	$15.24	$14.24	$11.04	$9.72	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	748	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$10.05	$12.10	$9.67	$9.49	$10.14	$11.37	$10.56	$9.27	$11.14	N/A
End of period	$12.56	$10.05	$12.10	$9.67	$9.49	$10.14	$11.37	$10.56	$9.27	N/A
Accumulation units outstanding at the end of period	610	661	711	161	195	—	19	—	—	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$11.91	$14.16	$11.86	$11.31	$11.86	N/A	N/A	N/A	N/A	N/A
End of period	$14.56	$11.91	$14.16	$11.86	$11.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	465	500	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$10.75	$11.99	$10.84	$10.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.29	$10.75	$11.99	$10.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	94	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.70	$7.10	$7.53	$6.13	$8.28	$9.94	$9.35	$9.55	$10.62	N/A
End of period	$6.35	$5.70	$7.10	$7.53	$6.13	$8.28	$9.94	$9.35	$9.55	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	811	—	695	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.09	$24.67	$21.13	$19.09	$20.08	$18.83	$14.35	$13.00	$13.50	$12.43
End of period	$27.78	$22.09	$24.67	$21.13	$19.09	$20.08	$18.83	$14.35	$13.00	$13.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.83	$15.34	$14.99	$15.03	$15.42	$15.27	$16.06	$15.31	$15.04	$14.40
End of period	$15.52	$14.83	$15.34	$14.99	$15.03	$15.42	$15.27	$16.06	$15.31	$15.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	891	429	2,111	2,216

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$17.65	$18.47	$18.47	$18.63	$19.11	$18.67	$19.43	$18.57	$18.00	$17.23
End of period	$18.71	$17.65	$18.47	$18.47	$18.63	$19.11	$18.67	$19.43	$18.57	$18.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	446	466

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	$12.48	$13.73	$12.87	$11.77	$14.88	$14.28	$11.92	N/A	N/A	N/A
End of period	$15.38	$12.48	$13.73	$12.87	$11.77	$14.88	$14.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	455	489	523	672	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.68	$12.06	$11.19	$11.11	$12.60	$13.52	$11.26	$9.89	$11.01	N/A
End of period	$12.54	$10.68	$12.06	$11.19	$11.11	$12.60	$13.52	$11.26	$9.89	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	687	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.89	$10.75	$9.41	$8.77	$9.65	$10.18	$8.05	N/A	N/A	N/A
End of period	$9.88	$8.89	$10.75	$9.41	$8.77	$9.65	$10.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	24	—	21	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.59	$11.03	$8.59	$8.95	$8.88	N/A	N/A	N/A	N/A	N/A
End of period	$9.87	$8.59	$11.03	$8.59	$8.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	56	60	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.31	$11.60	$10.38	$9.81	$11.52	$12.48	$13.95	$11.97	$12.93	N/A
End of period	$11.33	$10.31	$11.60	$10.38	$9.81	$11.52	$12.48	$13.95	$11.97	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	598	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.29	$9.06	$6.13	$6.53	$7.09	$6.55	$6.91	$5.76	$8.23	N/A
End of period	$8.13	$7.29	$9.06	$6.13	$6.53	$7.09	$6.55	$6.91	$5.76	N/A
Accumulation units outstanding at the end of period	—	—	—	—	32	—	1,291	6,944	7,890	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.46	$14.81	$13.84	$13.92	$14.47	$12.96	$12.99	$10.42	$11.45	$10.07
End of period	$16.01	$13.46	$14.81	$13.84	$13.92	$14.47	$12.96	$12.99	$10.42	$11.45
Accumulation units outstanding at the end of period	—	—	—	65	70	75	581	—	679	757

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.54	$16.42	$13.72	$14.31	$15.04	$15.45	$13.38	N/A	N/A	N/A
End of period	$16.84	$13.54	$16.42	$13.72	$14.31	$15.04	$15.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	179	192	—	316	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.72	$36.56	$29.10	$29.81	$29.81	N/A	N/A	N/A	N/A	N/A
End of period	$45.81	$33.72	$36.56	$29.10	$29.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	82	89	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.38	$14.75	$14.82	$15.04	$15.42	$15.07	$16.09	$15.99	$14.99	$14.38
End of period	$14.87	$14.38	$14.75	$14.82	$15.04	$15.42	$15.07	$16.09	$15.99	$14.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$10.00	$12.62	$10.10	$8.72	$11.05	$12.01	$12.51	$10.54	$13.20	N/A
End of period	$11.44	$10.00	$12.62	$10.10	$8.72	$11.05	$12.01	$12.51	$10.54	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	596	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.89	$11.29	$11.28	$11.40	$11.76	$11.46	$12.14	$12.07	$11.60	$11.28
End of period	$11.42	$10.89	$11.29	$11.28	$11.40	$11.76	$11.46	$12.14	$12.07	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	674	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.80	$7.44	$7.40	$6.16	$6.18	$6.03	$5.13	N/A	N/A	N/A
End of period	$8.35	$6.80	$7.44	$7.40	$6.16	$6.18	$6.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,739	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.18	$22.09	$18.63	$18.08	$17.58	$17.00	N/A	N/A	N/A	N/A
End of period	$26.10	$21.18	$22.09	$18.63	$18.08	$17.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	360	387	414	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.94	$16.03	$12.94	$11.50	$11.92	$11.18	$8.83	$8.17	$7.13	$5.89
End of period	$18.06	$14.94	$16.03	$12.94	$11.50	$11.92	$11.18	$8.83	$8.17	$7.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,903	2,061	2,168

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.22	$24.89	$26.40	$21.37	$28.68	$32.96	$27.08	$26.73	$26.66	$23.05
End of period	$20.28	$19.22	$24.89	$26.40	$21.37	$28.68	$32.96	$27.08	$26.73	$26.66
Accumulation units outstanding at the end of period	331	359	386	170	183	196	697	—	258	375

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.67	$12.76	$11.01	$9.14	$9.52	$8.67	$6.70	N/A	N/A	N/A
End of period	$13.57	$10.67	$12.76	$11.01	$9.14	$9.52	$8.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	200	200	200	61	23	—	1,912	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.82	$23.38	$19.64	$21.03	$20.32	$16.72	$12.23	N/A	N/A	N/A
End of period	$28.08	$23.82	$23.38	$19.64	$21.03	$20.32	$16.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93	93	—	47	61	—	1,138	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.55	$13.03	$9.84	$8.95	$8.83	$7.54	$6.15	$5.70	$5.89	N/A
End of period	$18.03	$12.55	$13.03	$9.84	$8.95	$8.83	$7.54	$6.15	$5.70	N/A
Accumulation units outstanding at the end of period	361	362	192	68	23	—	2,677	10,034	9,817	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.64	$16.54	$14.05	$13.53	$15.19	$14.11	$12.83	$10.75	$12.07	$10.84
End of period	$18.09	$14.64	$16.54	$14.05	$13.53	$15.19	$14.11	$12.83	$10.75	$12.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,618	5,001	5,261

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.75	$24.62	$19.20	$18.32	$18.60	$16.17	$11.81	$10.16	$10.26	$9.02
End of period	$31.95	$23.75	$24.62	$19.20	$18.32	$18.60	$16.17	$11.81	$10.16	$10.26
Accumulation units outstanding at the end of period	470	494	427	35	—	—	—	2,384	2,583	2,717

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.17	$27.00	$24.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.25	$23.17	$27.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	251	272	293	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.98	$18.39	$15.63	$14.45	$14.75	$13.44	$10.51	$9.39	$9.53	$8.57
End of period	$21.57	$16.98	$18.39	$15.63	$14.45	$14.75	$13.44	$10.51	$9.39	$9.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,987	—	792	973

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.73	$23.45	$21.40	$17.51	$18.90	$18.60	$13.84	$12.30	$13.24	$10.79
End of period	$24.60	$20.73	$23.45	$21.40	$17.51	$18.90	$18.60	$13.84	$12.30	$13.24
Accumulation units outstanding at the end of period	265	287	309	—	—	—	1,245	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.66	$19.78	$14.96	$15.39	$15.27	$15.43	$12.59	$10.76	$12.07	$10.78
End of period	$21.24	$16.66	$19.78	$14.96	$15.39	$15.27	$15.43	$12.59	$10.76	$12.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$11.07	$11.66	$11.65	$11.40	$12.12	$12.09	$12.50	N/A	N/A	N/A
End of period	$11.65	$11.07	$11.66	$11.65	$11.40	$12.12	$12.09	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	622	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.88	$16.18	$15.51	$13.65	$15.09	$15.53	$14.78	$13.04	$12.83	$11.43
End of period	$16.55	$14.88	$16.18	$15.51	$13.65	$15.09	$15.53	$14.78	$13.04	$12.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,196	1,365

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.84	$19.15	$16.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.59	$14.84	$19.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	118	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.48	$25.76	$23.08	$19.54	$22.04	$20.18	$14.82	$13.20	$14.35	$12.58
End of period	$25.40	$21.48	$25.76	$23.08	$19.54	$22.04	$20.18	$14.82	$13.20	$14.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$15.53	$18.57	$15.52	$14.58	$14.31	$14.28	$13.05	N/A	N/A	N/A
End of period	$17.47	$15.53	$18.57	$15.52	$14.58	$14.31	$14.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	365	393	423	—	—	—	310	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$12.31	$16.48	$17.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.58	$12.31	$16.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	21	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.59	$17.79	$15.67	$14.39	$15.28	$14.13	$11.06	$9.65	$10.14	$8.92
End of period	$18.10	$15.59	$17.79	$15.67	$14.39	$15.28	$14.13	$11.06	$9.65	$10.14
Accumulation units outstanding at the end of period	1,436	1,599	1,757	1,928	2,118	2,304	3,099	2,721	6,281	6,637

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.73	$21.94	$18.88	$18.40	$18.73	$17.53	$15.69	N/A	N/A	N/A
End of period	$26.03	$20.73	$21.94	$18.88	$18.40	$18.73	$17.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	134	145	—	1,352	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$18.07	$19.66	$18.08	$15.81	$16.18	$15.69	N/A	N/A	N/A	N/A
End of period	$22.39	$18.07	$19.66	$18.08	$15.81	$16.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	318	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.02	$19.71	$17.07	$16.70	$19.96	$19.24	N/A	N/A	N/A	N/A
End of period	$21.21	$18.02	$19.71	$17.07	$16.70	$19.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	348	377	406	269	302	442	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.17	$18.80	$15.99	$15.55	$16.05	$15.65	$13.15	$11.74	$12.49	$11.07
End of period	$20.74	$17.17	$18.80	$15.99	$15.55	$16.05	$15.65	$13.15	$11.74	$12.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.94	$13.80	$12.78	$12.47	$12.99	$12.87	$12.00	$11.15	$11.38	$10.53
End of period	$14.43	$12.94	$13.80	$12.78	$12.47	$12.99	$12.87	$12.00	$11.15	$11.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.51	$16.80	$14.92	$14.55	$15.10	$14.88	$13.23	$11.98	$12.50	$11.37
End of period	$17.94	$15.51	$16.80	$14.92	$14.55	$15.10	$14.88	$13.23	$11.98	$12.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,292	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.27	$17.70	$16.42	$15.01	$16.76	$14.89	$10.11	N/A	N/A	N/A
End of period	$18.10	$15.27	$17.70	$16.42	$15.01	$16.76	$14.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	380	422	437	14	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.94	$51.14	$39.41	$40.02	$37.23	$35.27	$26.20	$22.71	$23.67	$20.88
End of period	$62.31	$48.94	$51.14	$39.41	$40.02	$37.23	$35.27	$26.20	$22.71	$23.67
Accumulation units outstanding at the end of period	149	161	173	101	109	117	—	—	323	397

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.29	$30.19	$26.99	$24.50	$26.05	$24.10	$18.94	$16.77	$17.63	$15.97
End of period	$32.55	$26.29	$30.19	$26.99	$24.50	$26.05	$24.10	$18.94	$16.77	$17.63
Accumulation units outstanding at the end of period	208	225	242	—	—	—	907	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.27	$12.77	$11.09	$10.62	$11.16	$10.94	$9.19	$8.29	$8.61	$7.83
End of period	$13.54	$11.27	$12.77	$11.09	$10.62	$11.16	$10.94	$9.19	$8.29	$8.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$33.32	$35.05	$28.37	$27.63	$29.86	$29.92	$23.62	$21.37	$22.54	$17.11
End of period	$43.96	$33.32	$35.05	$28.37	$27.63	$29.86	$29.92	$23.62	$21.37	$22.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	634	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.05	$18.20	$16.88	$14.04	$15.97	$16.43	$12.59	$11.03	$11.68	N/A
End of period	$18.31	$15.05	$18.20	$16.88	$14.04	$15.97	$16.43	$12.59	$11.03	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.41	$12.36	$10.91	$10.63	$11.11	$11.39	$10.15	$9.25	$10.00	$9.45
End of period	$13.38	$11.41	$12.36	$10.91	$10.63	$11.11	$11.39	$10.15	$9.25	$10.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$11.89	$14.14	$11.85	$11.30	$11.85	$10.71	$8.22	$7.08	$8.16	$7.73
End of period	$14.54	$11.89	$14.14	$11.85	$11.30	$11.85	$10.71	$8.22	$7.08	$8.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.69	$7.09	$7.52	$6.12	$8.27	$9.93	$9.34	$9.55	$10.62	$9.31
End of period	$6.35	$5.69	$7.09	$7.52	$6.12	$8.27	$9.93	$9.34	$9.55	$10.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	510	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$39.24	$39.68	$30.59	$31.36	$30.41	$28.77	$21.32	$19.85	$20.30	$18.56
End of period	$50.41	$39.24	$39.68	$30.59	$31.36	$30.41	$28.77	$21.32	$19.85	$20.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.60	$11.99	$9.61	$9.90	$10.57	$12.17	$10.32	$9.07	$10.73	$10.27
End of period	$11.09	$9.60	$11.99	$9.61	$9.90	$10.57	$12.17	$10.32	$9.07	$10.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	495	577	772

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.04	$24.61	$21.09	$19.05	$20.04	$18.80	$14.32	$12.98	$13.48	$12.41
End of period	$27.72	$22.04	$24.61	$21.09	$19.05	$20.04	$18.80	$14.32	$12.98	$13.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.80	$15.32	$14.97	$15.01	$15.40	$15.25	$16.05	$15.29	$15.03	$14.39
End of period	$15.49	$14.80	$15.32	$14.97	$15.01	$15.40	$15.25	$16.05	$15.29	$15.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$17.60	$18.42	$18.42	$18.58	$19.07	$18.63	$19.40	$18.54	$17.97	$17.20
End of period	$18.66	$17.60	$18.42	$18.42	$18.58	$19.07	$18.63	$19.40	$18.54	$17.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.67	$12.05	$11.18	$11.11	$12.59	$13.52	$11.26	$9.89	$11.01	N/A
End of period	$12.53	$10.67	$12.05	$11.18	$11.11	$12.59	$13.52	$11.26	$9.89	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	12,771	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.19	$11.59	$10.68	$9.70	$10.65	$10.68	$8.88	$7.89	$8.23	$7.68
End of period	$11.64	$10.19	$11.59	$10.68	$9.70	$10.65	$10.68	$8.88	$7.89	$8.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.17	$13.10	$12.27	$11.08	$12.32	$12.29	$11.10	$10.19	$10.24	$9.37
End of period	$13.71	$12.17	$13.10	$12.27	$11.08	$12.32	$12.29	$11.10	$10.19	$10.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.58	$11.02	$8.58	$8.94	$8.87	$10.09	$7.85	$6.35	N/A	N/A
End of period	$9.86	$8.58	$11.02	$8.58	$8.94	$8.87	$10.09	$7.85	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	650	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.30	$11.59	$10.37	$9.80	$11.51	$12.48	$13.94	$11.96	$12.93	$11.47
End of period	$11.31	$10.30	$11.59	$10.37	$9.80	$11.51	$12.48	$13.94	$11.96	$12.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.44	$14.79	$13.82	$13.90	$14.46	$12.95	$12.98	$10.42	$11.45	$10.07
End of period	$15.99	$13.44	$14.79	$13.82	$13.90	$14.46	$12.95	$12.98	$10.42	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.51	$16.38	$13.70	$14.28	$15.01	$15.43	$13.36	$11.88	$13.15	$12.06
End of period	$16.80	$13.51	$16.38	$13.70	$14.28	$15.01	$15.43	$13.36	$11.88	$13.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.16	$26.25	$21.63	$19.98	$20.96	$19.99	$14.74	$12.90	$13.47	$11.00
End of period	$27.97	$23.16	$26.25	$21.63	$19.98	$20.96	$19.99	$14.74	$12.90	$13.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.64	$36.48	$29.04	$29.75	$29.75	$27.56	$19.99	$17.71	$19.38	$15.90
End of period	$45.70	$33.64	$36.48	$29.04	$29.75	$29.75	$27.56	$19.99	$17.71	$19.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.35	$14.71	$14.78	$15.01	$15.39	$15.04	$16.06	$15.96	$14.97	$14.36
End of period	$14.83	$14.35	$14.71	$14.78	$15.01	$15.39	$15.04	$16.06	$15.96	$14.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.99	$12.60	$10.09	$8.71	$11.04	$12.00	$12.50	$10.54	$13.19	$11.15
End of period	$11.43	$9.99	$12.60	$10.09	$8.71	$11.04	$12.00	$12.50	$10.54	$13.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	390	577

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.88	$11.27	$11.27	$11.39	$11.74	$11.45	$12.13	$12.06	$11.59	$11.27
End of period	$11.40	$10.88	$11.27	$11.27	$11.39	$11.74	$11.45	$12.13	$12.06	$11.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	6,136

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.79	$7.42	$7.38	$6.16	$6.17	$6.02	$5.13	$4.39	$4.67	$3.93
End of period	$8.33	$6.79	$7.42	$7.38	$6.16	$6.17	$6.02	$5.13	$4.39	$4.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$21.15	$22.06	$18.60	$18.05	$17.56	$16.32	$11.91	$9.94	$9.61	$8.06
End of period	$26.05	$21.15	$22.06	$18.60	$18.05	$17.56	$16.32	$11.91	$9.94	$9.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.91	$16.00	$12.91	$11.48	$11.90	$11.17	$8.81	$8.16	$7.12	$5.89
End of period	$18.02	$14.91	$16.00	$12.91	$11.48	$11.90	$11.17	$8.81	$8.16	$7.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	176	2,590	2,891

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.19	$24.85	$26.37	$21.35	$28.65	$32.92	$27.05	$26.71	$26.64	$23.03
End of period	$20.24	$19.19	$24.85	$26.37	$21.35	$28.65	$32.92	$27.05	$26.71	$26.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,391	14,102	16,208	13,420

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.65	$12.73	$10.99	$9.12	$9.50	$8.66	$6.69	$5.46	$6.46	$5.86
End of period	$13.55	$10.65	$12.73	$10.99	$9.12	$9.50	$8.66	$6.69	$5.46	$6.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.78	$23.34	$19.60	$20.99	$20.29	$16.70	$12.21	$10.61	$9.85	$9.77
End of period	$28.02	$23.78	$23.34	$19.60	$20.99	$20.29	$16.70	$12.21	$10.61	$9.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.52	$13.00	$9.82	$8.93	$8.81	$7.52	$6.14	$5.69	$5.88	$5.40
End of period	$17.99	$12.52	$13.00	$9.82	$8.93	$8.81	$7.52	$6.14	$5.69	$5.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.46	$16.11	$13.27	$13.56	$14.12	$15.49	$13.14	$11.47	$13.46	$12.98
End of period	$15.84	$13.46	$16.11	$13.27	$13.56	$14.12	$15.49	$13.14	$11.47	$13.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	4,028

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.61	$16.51	$14.03	$13.51	$15.17	$14.09	$12.81	$10.74	$12.06	$10.83
End of period	$18.05	$14.61	$16.51	$14.03	$13.51	$15.17	$14.09	$12.81	$10.74	$12.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	428	3,426	3,594

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.72	$24.59	$19.17	$18.30	$18.58	$16.16	$11.80	$10.15	$10.26	$9.01
End of period	$31.90	$23.72	$24.59	$19.17	$18.30	$18.58	$16.16	$11.80	$10.15	$10.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	208	2,033	2,260

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.13	$26.96	$24.01	$20.58	$21.79	$20.55	$15.91	$13.98	$14.72	$12.05
End of period	$28.21	$23.13	$26.96	$24.01	$20.58	$21.79	$20.55	$15.91	$13.98	$14.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,114	5,168	6,718	5,691

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.95	$18.35	$15.60	$14.43	$14.73	$13.42	$10.50	$9.38	$9.52	$8.57
End of period	$21.53	$16.95	$18.35	$15.60	$14.43	$14.73	$13.42	$10.50	$9.38	$9.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	5,778	4,348	6,284

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.70	$23.41	$21.37	$17.49	$18.87	$18.58	$13.82	$12.29	$13.23	$10.79
End of period	$24.56	$20.70	$23.41	$21.37	$17.49	$18.87	$18.58	$13.82	$12.29	$13.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,015	7,160	7,579	6,074

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.30	$19.02	$17.33	$15.71	$17.78	$16.19	$12.56	$10.96	$12.08	$10.01
End of period	$20.72	$16.30	$19.02	$17.33	$15.71	$17.78	$16.19	$12.56	$10.96	$12.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.63	$19.74	$14.94	$15.37	$15.25	$15.41	$12.58	$10.75	$12.06	$10.77
End of period	$21.20	$16.63	$19.74	$14.94	$15.37	$15.25	$15.41	$12.58	$10.75	$12.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.85	$16.15	$15.48	$13.62	$15.07	$15.50	$14.76	$13.02	$12.81	$11.41
End of period	$16.52	$14.85	$16.15	$15.48	$13.62	$15.07	$15.50	$14.76	$13.02	$12.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.43	$25.71	$23.03	$19.51	$22.01	$20.15	$14.80	$13.18	$14.33	$12.57
End of period	$25.35	$21.43	$25.71	$23.03	$19.51	$22.01	$20.15	$14.80	$13.18	$14.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$15.51	$18.55	$15.51	$14.57	$14.30	$14.27	$13.05	$12.00	$12.59	$11.49
End of period	$17.45	$15.51	$18.55	$15.51	$14.57	$14.30	$14.27	$13.05	$12.00	$12.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	26

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$12.32	$16.47	$17.35	$13.29	$14.42	$14.35	$10.80	$9.77	$10.91	$9.30
End of period	$13.58	$12.32	$16.47	$17.35	$13.29	$14.42	$14.35	$10.80	$9.77	$10.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	60

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.57	$17.77	$15.65	$14.37	$15.26	$14.12	$11.05	$9.64	$10.14	$8.92
End of period	$18.07	$15.57	$17.77	$15.65	$14.37	$15.26	$14.12	$11.05	$9.64	$10.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$18.08	$19.87	$17.74	$16.57	$17.97	$16.18	$11.61	$10.29	$10.01	$9.06
End of period	$21.95	$18.08	$19.87	$17.74	$16.57	$17.97	$16.18	$11.61	$10.29	$10.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	5,415	—	—	—

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$18.05	$19.64	$18.06	$15.80	$16.17	$14.65	$11.54	$10.53	$9.65	N/A
End of period	$22.37	$18.05	$19.64	$18.06	$15.80	$16.17	$14.65	$11.54	$10.53	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	647	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.21	$11.82	$11.40	$11.18	$11.70	$11.68	$11.51	$10.90	$10.89	$10.32
End of period	$12.09	$11.21	$11.82	$11.40	$11.18	$11.70	$11.68	$11.51	$10.90	$10.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	12,337	12,610

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.13	$18.76	$15.97	$15.53	$16.02	$15.63	$13.13	$11.73	$12.47	$11.06
End of period	$20.69	$17.13	$18.76	$15.97	$15.53	$16.02	$15.63	$13.13	$11.73	$12.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.92	$13.78	$12.77	$12.46	$12.98	$12.86	$11.99	$11.14	$11.38	$10.53
End of period	$14.41	$12.92	$13.78	$12.77	$12.46	$12.98	$12.86	$11.99	$11.14	$11.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.48	$16.77	$14.89	$14.53	$15.08	$14.86	$13.21	$11.97	$12.48	$11.36
End of period	$17.90	$15.48	$16.77	$14.89	$14.53	$15.08	$14.86	$13.21	$11.97	$12.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.82	$51.02	$39.32	$39.93	$37.16	$35.21	$26.15	$22.67	$23.63	$20.84
End of period	$62.15	$48.82	$51.02	$39.32	$39.93	$37.16	$35.21	$26.15	$22.67	$23.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	447	330	277

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.24	$30.14	$26.95	$24.47	$26.02	$24.07	$18.92	$16.75	$17.61	$15.96
End of period	$32.49	$26.24	$30.14	$26.95	$24.47	$26.02	$24.07	$18.92	$16.75	$17.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 2.985%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.83	$11.22	$11.22	$11.35	$11.70	$11.42	$12.09	$12.03	$11.56	$11.25
End of period	$11.34	$10.83	$11.22	$11.22	$11.35	$11.70	$11.42	$12.09	$12.03	$11.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,910

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.09	$24.72	$26.24	$21.25	$28.53	$32.79	$26.95	$26.61	$26.55	$22.97
End of period	$20.13	$19.09	$24.72	$26.24	$21.25	$28.53	$32.79	$26.95	$26.61	$26.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,181	2,923	5,432	3,413

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.40	$16.04	$13.22	$13.51	$14.07	$15.44	$13.10	$11.44	$13.43	$12.95
End of period	$15.77	$13.40	$16.04	$13.22	$13.51	$14.07	$15.44	$13.10	$11.44	$13.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,230

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.03	$26.85	$23.91	$20.51	$21.71	$20.48	$15.87	$13.94	$14.68	$12.02
End of period	$28.08	$23.03	$26.85	$23.91	$20.51	$21.71	$20.48	$15.87	$13.94	$14.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,537	2,047	730	1,527

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.87	$18.28	$15.54	$14.38	$14.69	$13.38	$10.47	$9.35	$9.50	$8.55
End of period	$21.43	$16.87	$18.28	$15.54	$14.38	$14.69	$13.38	$10.47	$9.35	$9.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,526	549	1,956

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.61	$23.32	$21.29	$17.42	$18.81	$18.52	$13.78	$12.25	$13.20	$10.76
End of period	$24.45	$20.61	$23.32	$21.29	$17.42	$18.81	$18.52	$13.78	$12.25	$13.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,982	2,380	843	1,658

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.01%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$14.93	$16.53	$14.90	$14.48	$15.26	$15.39	$13.93	N/A	N/A	N/A
End of period	$17.16	$14.93	$16.53	$14.90	$14.48	$15.26	$15.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	593	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.95	$34.68	$28.08	$27.37	$29.59	$29.66	$23.43	$21.21	$22.38	$17.00
End of period	$43.45	$32.95	$34.68	$28.08	$27.37	$29.59	$29.66	$23.43	$21.21	$22.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	364	657	2,771

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.95	$18.08	$16.78	$13.97	$15.90	$16.36	$12.54	$10.99	$11.64	$9.46
End of period	$18.17	$14.95	$18.08	$16.78	$13.97	$15.90	$16.36	$12.54	$10.99	$11.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	987	1,039	2,618

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.31	$12.26	$10.82	$10.55	$11.04	$11.31	$10.09	$9.20	$9.95	$9.41
End of period	$13.25	$11.31	$12.26	$10.82	$10.55	$11.04	$11.31	$10.09	$9.20	$9.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,418	1,516

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$11.82	$14.07	$11.79	$11.25	$11.80	$10.68	$8.20	$7.06	$8.15	$7.72
End of period	$14.45	$11.82	$14.07	$11.79	$11.25	$11.80	$10.68	$8.20	$7.06	$8.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.66	$7.05	$7.48	$6.10	$8.24	$9.90	$9.32	$9.53	$10.60	$9.30
End of period	$6.30	$5.66	$7.05	$7.48	$6.10	$8.24	$9.90	$9.32	$9.53	$10.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	558	507	1,544

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.79	$39.24	$30.26	$31.04	$30.12	$28.50	$21.13	$19.69	$20.14	$18.42
End of period	$49.79	$38.79	$39.24	$30.26	$31.04	$30.12	$28.50	$21.13	$19.69	$20.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.50	$11.87	$9.52	$9.81	$10.48	$12.08	$10.24	$9.01	$10.66	$10.21
End of period	$10.97	$9.50	$11.87	$9.52	$9.81	$10.48	$12.08	$10.24	$9.01	$10.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,418	4,136	5,853

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.80	$24.35	$20.87	$18.87	$19.86	$18.64	$14.21	$12.88	$13.38	$12.33
End of period	$27.40	$21.80	$24.35	$20.87	$18.87	$19.86	$18.64	$14.21	$12.88	$13.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.64	$15.16	$14.82	$14.87	$15.26	$15.13	$15.92	$15.18	$14.92	$14.30
End of period	$15.32	$14.64	$15.16	$14.82	$14.87	$15.26	$15.13	$15.92	$15.18	$14.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	619	2,795	4,538	5,684

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$17.39	$18.22	$18.22	$18.39	$18.88	$18.46	$19.23	$18.39	$17.83	$17.08
End of period	$18.43	$17.39	$18.22	$18.22	$18.39	$18.88	$18.46	$19.23	$18.39	$17.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,285	2,070	3,534

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.62	$12.00	$11.14	$11.07	$12.56	$13.49	$11.24	$9.88	$11.01	N/A
End of period	$12.47	$10.62	$12.00	$11.14	$11.07	$12.56	$13.49	$11.24	$9.88	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,057	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.83	$10.68	$9.36	$8.73	$9.61	$10.14	$8.02	$6.77	N/A	N/A
End of period	$9.81	$8.83	$10.68	$9.36	$8.73	$9.61	$10.14	$8.02	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	932	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.13	$11.53	$10.63	$9.66	$10.61	$10.65	$8.85	$7.87	$8.22	$7.67
End of period	$11.57	$10.13	$11.53	$10.63	$9.66	$10.61	$10.65	$8.85	$7.87	$8.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,405	2,799	6,078	6,794

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.09	$13.02	$12.21	$11.02	$12.26	$12.25	$11.06	$10.16	$10.21	$9.35
End of period	$13.62	$12.09	$13.02	$12.21	$11.02	$12.26	$12.25	$11.06	$10.16	$10.21
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,209	3,443	3,353	8,765

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.53	$10.96	$8.54	$8.90	$8.84	$10.06	$7.83	$6.34	$7.63	$6.52
End of period	$9.80	$8.53	$10.96	$8.54	$8.90	$8.84	$10.06	$7.83	$6.34	$7.63
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,272	1,417

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.34	$11.72	$11.17	$9.95	$10.75	$10.33	$8.30	$7.52	$7.80	$7.21
End of period	$12.34	$10.34	$11.72	$11.17	$9.95	$10.75	$10.33	$8.30	$7.52	$7.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,456	2,928	2,942	2,882

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.25	$11.54	$10.33	$9.76	$11.48	$12.44	$13.91	$11.95	$12.91	N/A
End of period	$11.25	$10.25	$11.54	$10.33	$9.76	$11.48	$12.44	$13.91	$11.95	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	356	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.26	$9.03	$6.11	$6.52	$7.07	$6.54	$6.90	$5.75	$8.22	$7.24
End of period	$8.10	$7.26	$9.03	$6.11	$6.52	$7.07	$6.54	$6.90	$5.75	$8.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	893

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.35	$14.70	$13.74	$13.83	$14.39	$12.89	$12.93	$10.38	$11.41	$10.04
End of period	$15.87	$13.35	$14.70	$13.74	$13.83	$14.39	$12.89	$12.93	$10.38	$11.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	984	1,304	1,354	2,612

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.35	$16.20	$13.55	$14.13	$14.87	$15.29	$13.24	$11.79	$13.04	$11.97
End of period	$16.60	$13.35	$16.20	$13.55	$14.13	$14.87	$15.29	$13.24	$11.79	$13.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	317	323	1,539

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.96	$26.04	$21.47	$19.84	$20.82	$19.87	$14.66	$12.84	$13.41	$10.95
End of period	$27.72	$22.96	$26.04	$21.47	$19.84	$20.82	$19.87	$14.66	$12.84	$13.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	146

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.25	$36.08	$28.73	$29.45	$29.46	$27.31	$19.81	$17.57	$19.24	$15.78
End of period	$45.15	$33.25	$36.08	$28.73	$29.45	$29.46	$27.31	$19.81	$17.57	$19.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	299	629	641

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.18	$14.55	$14.63	$14.86	$15.24	$14.90	$15.92	$15.83	$14.85	$14.26
End of period	$14.65	$14.18	$14.55	$14.63	$14.86	$15.24	$14.90	$15.92	$15.83	$14.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	251	1,838	821

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.93	$12.53	$10.04	$8.67	$10.99	$11.96	$12.46	$10.51	$13.16	$11.13
End of period	$11.35	$9.93	$12.53	$10.04	$8.67	$10.99	$11.96	$12.46	$10.51	$13.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	79

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.78	$11.18	$11.18	$11.31	$11.67	$11.38	$12.06	$12.00	$11.54	$11.23
End of period	$11.29	$10.78	$11.18	$11.18	$11.31	$11.67	$11.38	$12.06	$12.00	$11.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	2,932	3,712	3,674

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.94	$21.85	$18.44	$17.90	$17.42	$16.20	$11.83	$9.88	$9.55	$8.02
End of period	$25.78	$20.94	$21.85	$18.44	$17.90	$17.42	$16.20	$11.83	$9.88	$9.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	68	76	85

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.77	$15.86	$12.80	$11.39	$11.81	$11.09	$8.75	$8.11	$7.08	$5.86
End of period	$17.84	$14.77	$15.86	$12.80	$11.39	$11.81	$11.09	$8.75	$8.11	$7.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,911	11,973	14,011

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$19.00	$24.62	$26.14	$21.17	$28.43	$32.68	$26.87	$26.54	$26.48	$22.91
End of period	$20.03	$19.00	$24.62	$26.14	$21.17	$28.43	$32.68	$26.87	$26.54	$26.48
Accumulation units outstanding at the end of period	—	—	—	—	—	347	56	3,557	4,708	7,712

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.55	$12.62	$10.90	$9.05	$9.43	$8.60	$6.65	$5.43	$6.42	$5.83
End of period	$13.42	$10.55	$12.62	$10.90	$9.05	$9.43	$8.60	$6.65	$5.43	$6.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	141

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.56	$23.13	$19.44	$20.83	$20.14	$16.59	$12.13	$10.55	$9.80	$9.72
End of period	$27.74	$23.56	$23.13	$19.44	$20.83	$20.14	$16.59	$12.13	$10.55	$9.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.42	$12.90	$9.75	$8.87	$8.76	$7.48	$6.11	$5.66	$5.85	$5.38
End of period	$17.84	$12.42	$12.90	$9.75	$8.87	$8.76	$7.48	$6.11	$5.66	$5.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.35	$15.98	$13.17	$13.46	$14.03	$15.39	$13.06	$11.41	$13.40	$12.93
End of period	$15.70	$13.35	$15.98	$13.17	$13.46	$14.03	$15.39	$13.06	$11.41	$13.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,196	4,317

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.47	$16.36	$13.91	$13.40	$15.05	$13.99	$12.73	$10.67	$11.99	$10.77
End of period	$17.87	$14.47	$16.36	$13.91	$13.40	$15.05	$13.99	$12.73	$10.67	$11.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,328	9,009	11,321

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.54	$24.41	$19.05	$18.18	$18.47	$16.08	$11.74	$10.11	$10.22	$8.99
End of period	$31.64	$23.54	$24.41	$19.05	$18.18	$18.47	$16.08	$11.74	$10.11	$10.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.94	$26.75	$23.83	$20.44	$21.65	$20.42	$15.83	$13.91	$14.65	$12.00
End of period	$27.95	$22.94	$26.75	$23.83	$20.44	$21.65	$20.42	$15.83	$13.91	$14.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	73	2,104	14,085	12,520

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.80	$18.21	$15.49	$14.33	$14.64	$13.34	$10.45	$9.33	$9.48	$8.53
End of period	$21.33	$16.80	$18.21	$15.49	$14.33	$14.64	$13.34	$10.45	$9.33	$9.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,402	5,773	21,376	32,793

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.52	$23.22	$21.21	$17.37	$18.75	$18.46	$13.75	$12.22	$13.17	$10.74
End of period	$24.34	$20.52	$23.22	$21.21	$17.37	$18.75	$18.46	$13.75	$12.22	$13.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	94	2,447	5,736	4,954

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.19	$18.90	$17.23	$15.63	$17.69	$16.12	$12.51	$10.93	$12.05	$9.98
End of period	$20.56	$16.19	$18.90	$17.23	$15.63	$17.69	$16.12	$12.51	$10.93	$12.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	932	1,841	2,299	2,492

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.49	$19.58	$14.82	$15.26	$15.15	$15.32	$12.50	$10.69	$12.00	$10.72
End of period	$21.01	$16.49	$19.58	$14.82	$15.26	$15.15	$15.32	$12.50	$10.69	$12.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	649	2,114	2,651	2,001

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$10.99	$11.59	$11.58	$11.34	$12.07	$12.04	$13.65	$12.98	$11.97	$11.45
End of period	$11.56	$10.99	$11.59	$11.58	$11.34	$12.07	$12.04	$13.65	$12.98	$11.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	1,094	1,006	1,633

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.82	$10.22	$10.24	$9.64	$10.06	$10.35	$10.22	N/A	N/A	N/A
End of period	$10.31	$9.82	$10.22	$10.24	$9.64	$10.06	$10.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	5,795	7,269	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.70	$16.00	$15.34	$13.51	$14.95	$15.39	$14.66	$12.94	$12.74	$11.35
End of period	$16.35	$14.70	$16.00	$15.34	$13.51	$14.95	$15.39	$14.66	$12.94	$12.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	789	874	918

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$13.91	$17.95	$16.46	$13.31	$14.92	$13.92	$10.17	$9.00	$10.02	N/A
End of period	$16.10	$13.91	$17.95	$16.46	$13.31	$14.92	$13.92	$10.17	$9.00	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.18	$25.42	$22.78	$19.30	$21.79	$19.96	$14.67	$13.07	$14.22	$12.47
End of period	$25.03	$21.18	$25.42	$22.78	$19.30	$21.79	$19.96	$14.67	$13.07	$14.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.46	$17.65	$15.56	$14.29	$15.18	$14.06	$11.00	$9.60	$10.11	$8.89
End of period	$17.93	$15.46	$17.65	$15.56	$14.29	$15.18	$14.06	$11.00	$9.60	$10.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,611	34,125	21,350

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.98	$19.77	$17.66	$16.50	$17.91	$16.13	$11.58	N/A	N/A	N/A
End of period	$21.82	$17.98	$19.77	$17.66	$16.50	$17.91	$16.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	127	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.59	$21.81	$18.78	$18.31	$18.65	$17.46	$12.59	$11.13	$10.37	$9.49
End of period	$25.85	$20.59	$21.81	$18.78	$18.31	$18.65	$17.46	$12.59	$11.13	$10.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.95	$19.54	$17.98	$15.74	$16.11	$14.60	$11.51	$10.51	$9.64	$8.40
End of period	$22.23	$17.95	$19.54	$17.98	$15.74	$16.11	$14.60	$11.51	$10.51	$9.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	927	—	—

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.14	$18.94	$15.84	$15.40	$15.90	$15.38	$12.60	$11.21	$12.14	$10.68
End of period	$21.09	$17.14	$18.94	$15.84	$15.40	$15.90	$15.38	$12.60	$11.21	$12.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.13	$11.74	$11.33	$11.11	$11.64	$11.63	$11.47	$10.86	$10.86	$10.29
End of period	$12.00	$11.13	$11.74	$11.33	$11.11	$11.64	$11.63	$11.47	$10.86	$10.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,385	4,181	4,186	4,192

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.96	$18.58	$15.82	$15.39	$15.89	$15.50	$13.03	$11.65	$12.39	$11.00
End of period	$20.47	$16.96	$18.58	$15.82	$15.39	$15.89	$15.50	$13.03	$11.65	$12.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	5,773	7,293	7,956

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.83	$13.69	$12.69	$12.39	$12.91	$12.80	$11.94	$11.10	$11.34	$10.50
End of period	$14.30	$12.83	$13.69	$12.69	$12.39	$12.91	$12.80	$11.94	$11.10	$11.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.32	$16.61	$14.75	$14.40	$14.95	$14.74	$13.12	$11.89	$12.40	$11.29
End of period	$17.71	$15.32	$16.61	$14.75	$14.40	$14.95	$14.74	$13.12	$11.89	$12.40
Accumulation units outstanding at the end of period	—	—	—	—	—	864	875	886	897	909

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$48.25	$50.45	$38.90	$39.52	$36.80	$34.88	$25.92	$22.48	$23.44	$20.69
End of period	$61.39	$48.25	$50.45	$38.90	$39.52	$36.80	$34.88	$25.92	$22.48	$23.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	745	1,723	3,178

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.01	$29.89	$26.74	$24.29	$25.84	$23.92	$18.81	$16.66	$17.53	$15.89
End of period	$32.19	$26.01	$29.89	$26.74	$24.29	$25.84	$23.92	$18.81	$16.66	$17.53
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	284	309	404

Accumulation Unit Values
Contract with Endorsements - 3.045%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.69	$34.42	$27.88	$27.18	$29.40	$29.48	$23.29	N/A	N/A	N/A
End of period	$43.10	$32.69	$34.42	$27.88	$27.18	$29.40	$29.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	310	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$10.98	$13.10	$10.26	$10.26	$11.11	$11.81	$10.06	N/A	N/A	N/A
End of period	$13.05	$10.98	$13.10	$10.26	$10.26	$11.11	$11.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	126	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.97	$12.01	$9.61	$9.44	$10.09	$11.33	$10.54	$9.26	$11.13	N/A
End of period	$12.45	$9.97	$12.01	$9.61	$9.44	$10.09	$11.33	$10.54	$9.26	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	486	494	464	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.64	$7.03	$7.46	$6.08	$8.22	$9.88	$9.30	$9.51	$10.58	$9.29
End of period	$6.28	$5.64	$7.03	$7.46	$6.08	$8.22	$9.88	$9.30	$9.51	$10.58
Accumulation units outstanding at the end of period	—	—	—	—	—	1,826	2,937	2,091	2,364	2,365

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.53	$15.05	$14.72	$14.78	$15.17	$15.04	$15.84	$15.11	$14.86	N/A
End of period	$15.20	$14.53	$15.05	$14.72	$14.78	$15.17	$15.04	$15.84	$15.11	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	310	147	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.79	$10.64	$9.33	$8.70	$9.58	$10.12	$8.00	N/A	N/A	N/A
End of period	$9.76	$8.79	$10.64	$9.33	$8.70	$9.58	$10.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	153	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.08	$11.48	$10.59	$9.62	$10.58	$10.62	$8.83	$7.85	$8.21	$7.66
End of period	$11.51	$10.08	$11.48	$10.59	$9.62	$10.58	$10.62	$8.83	$7.85	$8.21
Accumulation units outstanding at the end of period	—	—	—	—	—	8,532	8,532	8,532	8,532	8,532

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.21	$11.50	$10.30	$9.74	$11.45	$12.42	$13.89	$11.93	$12.90	N/A
End of period	$11.21	$10.21	$11.50	$10.30	$9.74	$11.45	$12.42	$13.89	$11.93	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	369	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.28	$14.63	$13.69	$13.78	$14.34	$12.85	$12.89	$10.36	$11.39	$10.03
End of period	$15.79	$13.28	$14.63	$13.69	$13.78	$14.34	$12.85	$12.89	$10.36	$11.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.98	$35.79	$28.51	$29.24	$29.26	$27.13	$19.69	N/A	N/A	N/A
End of period	$44.76	$32.98	$35.79	$28.51	$29.24	$29.26	$27.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	495	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.88	$12.48	$10.00	$8.64	$10.96	$11.92	$12.43	$10.49	$13.14	N/A
End of period	$11.29	$9.88	$12.48	$10.00	$8.64	$10.96	$11.92	$12.43	$10.49	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	996	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.67	$15.75	$12.72	$11.32	$11.75	$11.03	$8.71	$8.07	$7.05	$5.83
End of period	$17.71	$14.67	$15.75	$12.72	$11.32	$11.75	$11.03	$8.71	$8.07	$7.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$18.87	$24.46	$25.98	$21.05	$28.28	$32.52	$26.75	$26.42	$26.38	$22.83
End of period	$19.89	$18.87	$24.46	$25.98	$21.05	$28.28	$32.52	$26.75	$26.42	$26.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	40	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.40	$22.99	$19.32	$20.71	$20.03	$16.50	$12.08	$10.50	$9.76	$9.69
End of period	$27.55	$23.40	$22.99	$19.32	$20.71	$20.03	$16.50	$12.08	$10.50	$9.76
Accumulation units outstanding at the end of period	—	—	—	—	—	2,126	2,126	2,126	2,237	2,126

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$12.14	$13.58	$12.14	$11.18	$11.70	$11.45	$9.54	$8.63	$9.09	$8.09
End of period	$14.29	$12.14	$13.58	$12.14	$11.18	$11.70	$11.45	$9.54	$8.63	$9.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	747	806	883	963

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.27	$15.89	$13.10	$13.40	$13.96	$15.33	$13.01	$11.37	$13.36	$12.89
End of period	$15.60	$13.27	$15.89	$13.10	$13.40	$13.96	$15.33	$13.01	$11.37	$13.36
Accumulation units outstanding at the end of period	—	—	—	—	—	1,333	1,333	1,333	1,333	1,333

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.37	$16.25	$13.82	$13.32	$14.97	$13.92	$12.67	$10.62	$11.94	$10.73
End of period	$17.74	$14.37	$16.25	$13.82	$13.32	$14.97	$13.92	$12.67	$10.62	$11.94
Accumulation units outstanding at the end of period	—	—	—	—	—	1,426	1,426	1,426	1,426	1,426

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.43	$24.31	$18.98	$18.12	$18.42	$16.03	$11.71	$10.09	$10.20	$8.97
End of period	$31.49	$23.43	$24.31	$18.98	$18.12	$18.42	$16.03	$11.71	$10.09	$10.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$10.94	$11.54	$11.54	$11.31	$12.03	$12.01	$13.62	$12.95	$11.95	N/A
End of period	$11.50	$10.94	$11.54	$11.54	$11.31	$12.03	$12.01	$13.62	$12.95	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	183	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$9.79	$10.20	$10.21	$9.62	$10.05	$10.34	$10.22	N/A	N/A	N/A
End of period	$10.27	$9.79	$10.20	$10.21	$9.62	$10.05	$10.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	253	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.58	$15.88	$15.23	$13.41	$14.85	$15.29	$14.57	$12.87	$12.67	N/A
End of period	$16.21	$14.58	$15.88	$15.23	$13.41	$14.85	$15.29	$14.57	$12.87	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	705	170	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.38	$17.57	$15.49	$14.23	$15.13	$14.01	$10.97	$9.58	$10.08	$8.88
End of period	$17.84	$15.38	$17.57	$15.49	$14.23	$15.13	$14.01	$10.97	$9.58	$10.08
Accumulation units outstanding at the end of period	—	—	—	—	—	2,754	3,446	3,501	3,572	3,646

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.91	$19.70	$17.60	$16.45	$17.86	$16.10	$11.55	$10.25	N/A	N/A
End of period	$21.72	$17.91	$19.70	$17.60	$16.45	$17.86	$16.10	$11.55	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,124	1,213	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.08	$11.69	$11.28	$11.07	$11.59	$11.59	$11.43	$10.84	$10.83	$10.27
End of period	$11.93	$11.08	$11.69	$11.28	$11.07	$11.59	$11.59	$11.43	$10.84	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	189	2,705

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.83	$18.45	$15.71	$15.29	$15.79	$15.41	$12.96	$11.59	$12.33	$10.95
End of period	$20.31	$16.83	$18.45	$15.71	$15.29	$15.79	$15.41	$12.96	$11.59	$12.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,502	1,622	1,688	710

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.76	$13.63	$12.64	$12.34	$12.87	$12.76	$11.91	$11.07	$11.32	$10.48
End of period	$14.22	$12.76	$13.63	$12.64	$12.34	$12.87	$12.76	$11.91	$11.07	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.21	$16.49	$14.66	$14.31	$14.86	$14.66	$13.05	$11.83	$12.35	$11.25
End of period	$17.58	$15.21	$16.49	$14.66	$14.31	$14.86	$14.66	$13.05	$11.83	$12.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	525	567	621	678

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.85	$50.05	$38.61	$39.24	$36.54	$34.65	$25.76	$22.35	N/A	N/A
End of period	$60.86	$47.85	$50.05	$38.61	$39.24	$36.54	$34.65	$25.76	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	194	190	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.05%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.15	$12.64	$10.99	$10.53	$11.08	$10.88	$9.14	N/A	N/A	N/A
End of period	$13.38	$11.15	$12.64	$10.99	$10.53	$11.08	$10.88	N/A	N/A	N/A
Accumulation units outstanding at the end of period	373	423	471	521	576	627	678	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$14.87	$16.47	$14.85	$14.44	$15.23	$15.36	$13.91	$12.90	$13.65	N/A
End of period	$17.09	$14.87	$16.47	$14.85	$14.44	$15.23	$15.36	$13.91	$12.90	N/A
Accumulation units outstanding at the end of period	—	—	—	289	311	332	347	352	365	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.40	$12.59	$11.33	$10.89	$11.44	$11.19	$9.85	N/A	N/A	N/A
End of period	$13.22	$11.40	$12.59	$11.33	$10.89	$11.44	$11.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	433	487	541	596	655	711	767	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.67	$34.39	$27.86	$27.16	$29.38	$29.47	$23.28	$21.09	$22.25	N/A
End of period	$43.06	$32.67	$34.39	$27.86	$27.16	$29.38	$29.47	$23.28	$21.09	N/A
Accumulation units outstanding at the end of period	216	234	—	—	—	—	—	22	—	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.87	$17.99	$16.70	$13.91	$15.83	$16.30	$12.51	$10.96	$11.62	$9.44
End of period	$18.07	$14.87	$17.99	$16.70	$13.91	$15.83	$16.30	$12.51	$10.96	$11.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	286	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.22	$12.17	$10.75	$10.48	$10.97	$11.25	$10.04	$9.16	$9.91	$9.37
End of period	$13.15	$11.22	$12.17	$10.75	$10.48	$10.97	$11.25	$10.04	$9.16	$9.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.52	$18.72	$16.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.38	$16.52	$18.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	298	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	$17.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	209	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$17.96	$18.93	$16.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.89	$17.96	$18.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	440	—	195	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$10.98	$13.09	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.04	$10.98	$13.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	142	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.96	$12.01	$9.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	$9.96	$12.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	199	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	$11.77	$14.01	$11.74	$11.21	$11.76	$10.65	$8.18	$7.05	$8.13	$7.71
End of period	$14.37	$11.77	$14.01	$11.74	$11.21	$11.76	$10.65	$8.18	$7.05	$8.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$10.66	$11.90	$10.78	$10.68	$11.17	$11.30	$10.19	N/A	N/A	N/A
End of period	$12.17	$10.66	$11.90	$10.78	$10.68	$11.17	$11.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	990	1,117	1,243	1,372	1,512	1,644	1,774	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.63	$7.02	$7.45	$6.07	$8.21	$9.87	$9.29	$9.51	$10.58	$9.29
End of period	$6.27	$5.63	$7.02	$7.45	$6.07	$8.21	$9.87	$9.29	$9.51	$10.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	53	95	131

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.42	$38.88	$30.00	$30.79	$29.88	$28.29	$20.98	$19.56	$20.01	$18.31
End of period	$49.30	$38.42	$38.88	$30.00	$30.79	$29.88	$28.29	$20.98	$19.56	$20.01
Accumulation units outstanding at the end of period	95	205	144	—	176	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.42	$11.78	$9.45	$9.74	$10.41	$12.00	$10.18	$8.96	$10.60	$10.16
End of period	$10.87	$9.42	$11.78	$9.45	$9.74	$10.41	$12.00	$10.18	$8.96	$10.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	237	—	755

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.42	$10.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.31	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	385	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.60	$24.15	$20.70	$18.72	$19.71	$18.50	$14.11	$12.80	$13.31	$12.26
End of period	$27.14	$21.60	$24.15	$20.70	$18.72	$19.71	$18.50	$14.11	$12.80	$13.31
Accumulation units outstanding at the end of period	—	—	232	—	—	—	—	—	—	—

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.52	$15.04	$14.71	$14.76	$15.16	$15.03	$15.83	$15.10	$14.85	$14.23
End of period	$15.19	$14.52	$15.04	$14.71	$14.76	$15.16	$15.03	$15.83	$15.10	$14.85
Accumulation units outstanding at the end of period	466	526	585	1,210	1,339	1,457	1,501	1,503	663	633

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$17.23	$18.05	$18.06	$18.24	$18.73	$18.32	$19.09	$18.27	$17.72	N/A
End of period	$18.25	$17.23	$18.05	$18.06	$18.24	$18.73	$18.32	$19.09	$18.27	N/A
Accumulation units outstanding at the end of period	—	—	—	229	256	276	275	302	378	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.58	$11.96	$11.11	$11.04	$12.53	$13.46	$11.23	N/A	N/A	N/A
End of period	$12.42	$10.58	$11.96	$11.11	$11.04	$12.53	$13.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,436	1,571	1,677	1,822	1,957	2,065	1,697	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.79	$10.64	$9.33	$8.69	$9.58	$10.11	$8.00	$6.76	$7.42	$7.14
End of period	$9.76	$8.79	$10.64	$9.33	$8.69	$9.58	$10.11	$8.00	$6.76	$7.42
Accumulation units outstanding at the end of period	173	196	218	241	267	291	314	339	367	397

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.08	$11.47	$10.58	$9.62	$10.57	$10.62	$8.83	$7.85	$8.20	N/A
End of period	$11.50	$10.08	$11.47	$10.58	$9.62	$10.57	$10.62	$8.83	$7.85	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	275	289	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.03	$12.96	$12.16	$10.98	$12.22	$12.21	$11.03	$10.14	$10.19	$9.34
End of period	$13.54	$12.03	$12.96	$12.16	$10.98	$12.22	$12.21	$11.03	$10.14	$10.19
Accumulation units outstanding at the end of period	320	362	404	446	493	537	581	627	679	734

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.50	$10.92	$8.51	$8.88	$8.82	$10.03	$7.81	$6.33	$7.62	$6.52
End of period	$9.76	$8.50	$10.92	$8.51	$8.88	$8.82	$10.03	$7.81	$6.33	$7.62
Accumulation units outstanding at the end of period	—	—	170	—	456	—	—	68	112	107

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.29	$11.66	$11.12	$9.91	$10.72	$10.30	$8.28	$7.51	$7.79	$7.21
End of period	$12.27	$10.29	$11.66	$11.12	$9.91	$10.72	$10.30	$8.28	$7.51	$7.79
Accumulation units outstanding at the end of period	172	195	514	241	266	290	313	338	366	396

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.21	$11.50	$10.30	$9.73	$11.45	$12.42	$13.89	$11.93	$12.90	N/A
End of period	$11.20	$10.21	$11.50	$10.30	$9.73	$11.45	$12.42	$13.89	$11.93	N/A
Accumulation units outstanding at the end of period	—	—	—	398	447	405	398	365	372	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.21	$8.97	$6.07	$6.48	$7.04	$6.51	$6.87	$5.74	$8.21	N/A
End of period	$8.04	$7.21	$8.97	$6.07	$6.48	$7.04	$6.51	$6.87	$5.74	N/A
Accumulation units outstanding at the end of period	—	—	208	1,300	652	734	847	822	656	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.29	$14.63	$13.69	$13.78	$14.34	$12.86	$12.90	$10.36	$11.39	$10.02
End of period	$15.79	$13.29	$14.63	$13.69	$13.78	$14.34	$12.86	$12.90	$10.36	$11.39
Accumulation units outstanding at the end of period	586	—	180	—	—	—	—	40	—	44

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.22	$16.05	$13.43	$14.01	$14.75	$15.17	$13.14	$11.71	$12.96	$11.90
End of period	$16.43	$13.22	$16.05	$13.43	$14.01	$14.75	$15.17	$13.14	$11.71	$12.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.80	$25.86	$21.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.51	$22.80	$25.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	147	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.94	$35.75	$28.48	$29.21	$29.23	$27.11	$19.68	$17.45	$19.12	$15.69
End of period	$44.70	$32.94	$35.75	$28.48	$29.21	$29.23	$27.11	$19.68	$17.45	$19.12
Accumulation units outstanding at the end of period	209	—	158	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.05	$14.42	$14.50	$14.73	$15.12	$14.79	$15.81	$15.72	$14.76	$14.17
End of period	$14.50	$14.05	$14.42	$14.50	$14.73	$15.12	$14.79	$15.81	$15.72	$14.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.87	$12.47	$10.00	$8.64	$10.95	$11.92	$12.43	$10.48	$13.14	$11.11
End of period	$11.29	$9.87	$12.47	$10.00	$8.64	$10.95	$11.92	$12.43	$10.48	$13.14
Accumulation units outstanding at the end of period	—	—	—	425	471	405	447	421	394	515

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.71	$11.11	$11.12	$11.24	$11.61	$11.33	$12.01	$11.95	$11.50	$11.19
End of period	$11.21	$10.71	$11.11	$11.12	$11.24	$11.61	$11.33	$12.01	$11.95	$11.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.77	$21.68	$18.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.56	$20.77	$21.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	191	128	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.65	$15.73	$12.71	$11.31	$11.73	$11.02	$8.70	$8.07	$7.05	$5.83
End of period	$17.68	$14.65	$15.73	$12.71	$11.31	$11.73	$11.02	$8.70	$8.07	$7.05
Accumulation units outstanding at the end of period	—	293	369	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$8.47	$10.31	$7.81	$7.31	$8.90	$9.52	$9.90	N/A	N/A	N/A
End of period	$9.69	$8.47	$10.31	$7.81	$7.31	$8.90	$9.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	181	—	—	—	285	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$18.85	$24.43	$25.95	$21.03	$28.25	$32.49	$26.72	$26.41	$26.35	$22.81
End of period	$19.87	$18.85	$24.43	$25.95	$21.03	$28.25	$32.49	$26.72	$26.41	$26.35
Accumulation units outstanding at the end of period	—	—	—	94	—	—	80	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.46	$12.52	$10.82	$8.99	$9.37	$8.55	$6.61	$5.40	$6.39	$5.81
End of period	$13.30	$10.46	$12.52	$10.82	$8.99	$9.37	$8.55	$6.61	$5.40	$6.39
Accumulation units outstanding at the end of period	—	—	452	456	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.36	$22.95	$19.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.51	$23.36	$22.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	175	78	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.32	$12.80	$9.68	$8.80	$8.69	$7.43	$6.07	$5.63	$5.82	$5.35
End of period	$17.68	$12.32	$12.80	$9.68	$8.80	$8.69	$7.43	$6.07	$5.63	$5.82
Accumulation units outstanding at the end of period	270	621	600	—	455	681	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.26	$15.88	$13.09	$13.39	$13.96	$15.32	$13.01	$11.36	$13.35	$12.89
End of period	$15.59	$13.26	$15.88	$13.09	$13.39	$13.96	$15.32	$13.01	$11.36	$13.35
Accumulation units outstanding at the end of period	—	—	117	—	—	—	186	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.35	$16.23	$13.80	$13.30	$14.95	$13.90	$12.65	$10.61	$11.93	$10.72
End of period	$17.72	$14.35	$16.23	$13.80	$13.30	$14.95	$13.90	$12.65	$10.61	$11.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.41	$24.30	$18.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$31.47	$23.41	$24.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	301	329	307	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	$9.32	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.57	$9.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	445	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	747	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.78	$26.58	$23.69	$20.33	$21.54	$20.33	$15.76	$13.86	$14.60	$11.96
End of period	$27.75	$22.78	$26.58	$23.69	$20.33	$21.54	$20.33	$15.76	$13.86	$14.60
Accumulation units outstanding at the end of period	546	602	848	692	775	829	1,070	887	255	255

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.69	$18.09	$15.39	$14.25	$14.56	$13.28	$10.40	$9.29	$9.44	$8.51
End of period	$21.18	$16.69	$18.09	$15.39	$14.25	$14.56	$13.28	$10.40	$9.29	$9.44
Accumulation units outstanding at the end of period	—	256	106	—	—	—	680	326	326	326

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.38	$23.07	$21.08	$17.27	$18.65	$18.37	$13.68	$12.17	$13.12	$10.71
End of period	$24.16	$20.38	$23.07	$21.08	$17.27	$18.65	$18.37	$13.68	$12.17	$13.12
Accumulation units outstanding at the end of period	—	—	—	233	—	—	159	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.10	$18.80	$17.15	$15.56	$17.62	$16.06	$12.47	$10.90	$12.02	$9.96
End of period	$20.44	$16.10	$18.80	$17.15	$15.56	$17.62	$16.06	$12.47	$10.90	$12.02
Accumulation units outstanding at the end of period	—	—	192	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$9.81	$10.38	$10.02	$9.75	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$10.40	$9.81	$10.38	$10.02	$9.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	582	541	541	565	581	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.37	$19.45	$14.73	$15.17	$15.06	$15.24	$12.45	$10.65	$11.96	$10.68
End of period	$20.84	$16.37	$19.45	$14.73	$15.17	$15.06	$15.24	$12.45	$10.65	$11.96
Accumulation units outstanding at the end of period	223	—	99	296	285	340	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$10.94	$11.53	$11.53	$11.30	$12.03	$12.00	$13.62	$12.95	$11.95	N/A
End of period	$11.50	$10.94	$11.53	$11.53	$11.30	$12.03	$12.00	$13.62	$12.95	N/A
Accumulation units outstanding at the end of period	—	—	—	363	400	411	406	349	394	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.57	$15.86	$15.21	$13.40	$14.84	$15.28	$14.56	$12.86	$12.66	$11.29
End of period	$16.19	$14.57	$15.86	$15.21	$13.40	$14.84	$15.28	$14.56	$12.86	$12.66
Accumulation units outstanding at the end of period	—	—	—	588	639	659	682	773	780	811

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$13.85	$17.88	$16.40	$13.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.03	$13.85	$17.88	$16.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	312	147	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.68	$18.96	$16.68	$13.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.39	$14.68	$18.96	$16.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	292	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	$15.37	$18.40	$15.39	$14.48	$14.22	$14.20	$13.00	$11.96	$12.57	N/A
End of period	$17.28	$15.37	$18.40	$15.39	$14.48	$14.22	$14.20	$13.00	$11.96	N/A
Accumulation units outstanding at the end of period	—	—	—	291	302	331	360	382	393	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	$11.72	$14.18	$11.81	$12.41	$13.05	$13.92	$10.99	$10.43	$11.61	N/A
End of period	$13.02	$11.72	$14.18	$11.81	$12.41	$13.05	$13.92	$10.99	$10.43	N/A
Accumulation units outstanding at the end of period	—	—	—	353	566	364	406	471	423	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$12.19	$16.31	$17.20	$13.19	$14.32	$14.27	$10.74	$9.73	$10.87	N/A
End of period	$13.43	$12.19	$16.31	$17.20	$13.19	$14.32	$14.27	$10.74	$9.73	N/A
Accumulation units outstanding at the end of period	—	—	—	577	339	364	391	475	492	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.37	$17.56	$15.48	$14.23	$15.12	$14.00	$10.96	$9.58	$10.08	$8.88
End of period	$17.82	$15.37	$17.56	$15.48	$14.23	$15.12	$14.00	$10.96	$9.58	$10.08
Accumulation units outstanding at the end of period	—	5,167	5,330	5,504	5,695	6,250	8,740	24,425	31,097	34,158

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.90	$19.69	$17.60	$16.45	$17.86	$16.09	$11.55	$10.25	$9.98	N/A
End of period	$21.71	$17.90	$19.69	$17.60	$16.45	$17.86	$16.09	$11.55	$10.25	N/A
Accumulation units outstanding at the end of period	373	395	601	924	997	772	348	438	489	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.50	$21.72	$18.71	$18.25	$18.60	$17.42	$12.57	$11.11	$10.36	N/A
End of period	$25.72	$20.50	$21.72	$18.71	$18.25	$18.60	$17.42	$12.57	$11.11	N/A
Accumulation units outstanding at the end of period	—	—	184	236	244	627	330	393	465	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$17.82	$19.51	$16.91	$16.56	$19.82	$17.31	$11.90	$10.75	$10.41	N/A
End of period	$20.96	$17.82	$19.51	$16.91	$16.56	$19.82	$17.31	$11.90	$10.75	N/A
Accumulation units outstanding at the end of period	—	216	—	253	248	585	325	442	457	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.00	$18.79	$15.71	$15.28	$15.79	$15.28	$12.52	$11.15	$12.07	$10.63
End of period	$20.90	$17.00	$18.79	$15.71	$15.28	$15.79	$15.28	$12.52	$11.15	$12.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.07	$11.68	$11.27	$11.06	$11.59	$11.59	$11.43	$10.83	$10.83	$10.27
End of period	$11.92	$11.07	$11.68	$11.27	$11.06	$11.59	$11.59	$11.43	$10.83	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.82	$18.43	$15.70	$15.28	$15.78	$15.41	$12.96	$11.58	$12.33	$10.95
End of period	$20.29	$16.82	$18.43	$15.70	$15.28	$15.78	$15.41	$12.96	$11.58	$12.33
Accumulation units outstanding at the end of period	399	421	657	481	491	522	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.75	$13.62	$12.63	$12.33	$12.86	$12.75	$11.91	$11.07	$11.31	$10.48
End of period	$14.21	$12.75	$13.62	$12.63	$12.33	$12.86	$12.75	$11.91	$11.07	$11.31
Accumulation units outstanding at the end of period	11,461	15,251	16,759	18,307	19,963	21,950	23,539	25,216	25,388	28,320

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.19	$16.48	$14.64	$14.30	$14.85	$14.65	$13.04	$11.82	$12.34	$11.24
End of period	$17.56	$15.19	$16.48	$14.64	$14.30	$14.85	$14.65	$13.04	$11.82	$12.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	5,675	5,702	6,312

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.79	$49.99	$38.57	$39.20	$36.51	$34.62	$25.74	$22.33	$23.30	$20.57
End of period	$60.79	$47.79	$49.99	$38.57	$39.20	$36.51	$34.62	$25.74	$22.33	$23.30
Accumulation units outstanding at the end of period	77	167	38	—	139	—	—	138	146	193

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	$14.86	$16.46	$14.84	$14.43	$15.22	$15.35	$13.90	$12.90	$13.65	$12.45
End of period	$17.07	$14.86	$16.46	$14.84	$14.43	$15.22	$15.35	$13.90	$12.90	$13.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.39	$12.58	$11.32	$10.88	$11.43	$11.18	$9.85	$8.96	$9.17	N/A
End of period	$13.20	$11.39	$12.58	$11.32	$10.88	$11.43	$11.18	$9.85	$8.96	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.58	$34.30	$27.80	$27.10	$29.31	$29.40	$23.24	$21.05	$22.22	$16.89
End of period	$42.94	$32.58	$34.30	$27.80	$27.10	$29.31	$29.40	$23.24	$21.05	$22.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.84	$17.95	$16.66	$13.88	$15.80	$16.27	$12.49	$10.96	$11.61	$9.44
End of period	$18.02	$14.84	$17.95	$16.66	$13.88	$15.80	$16.27	$12.49	$10.96	$11.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.20	$12.15	$10.73	$10.46	$10.95	$11.23	$10.02	$9.14	$9.90	$9.36
End of period	$13.12	$11.20	$12.15	$10.73	$10.46	$10.95	$11.23	$10.02	$9.14	$9.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.63	$7.01	$7.45	$6.07	$8.21	$9.87	$9.29	$9.50	$10.58	$9.29
End of period	$6.26	$5.63	$7.01	$7.45	$6.07	$8.21	$9.87	$9.29	$9.50	$10.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.32	$38.79	$29.93	$30.72	$29.81	$28.23	$20.94	$19.52	$19.98	$18.28
End of period	$49.17	$38.32	$38.79	$29.93	$30.72	$29.81	$28.23	$20.94	$19.52	$19.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.40	$11.75	$9.43	$9.72	$10.39	$11.98	$10.17	$8.95	$10.59	$10.15
End of period	$10.85	$9.40	$11.75	$9.43	$9.72	$10.39	$11.98	$10.17	$8.95	$10.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	3,817	3,654

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.55	$24.09	$20.66	$18.68	$19.68	$18.47	$14.09	$12.78	$13.29	$12.25
End of period	$27.08	$21.55	$24.09	$20.66	$18.68	$19.68	$18.47	$14.09	$12.78	$13.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	888	942

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.49	$15.01	$14.69	$14.74	$15.14	$15.01	$15.80	$15.08	$14.83	$14.21
End of period	$15.15	$14.49	$15.01	$14.69	$14.74	$15.14	$15.01	$15.80	$15.08	$14.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	8,238	9,123

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$17.19	$18.01	$18.02	$18.20	$18.69	$18.29	$19.06	$18.24	$17.69	$16.95
End of period	$18.21	$17.19	$18.01	$18.02	$18.20	$18.69	$18.29	$19.06	$18.24	$17.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,072	1,405

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.78	$10.63	$9.32	$8.69	$9.57	$10.11	$8.00	$6.76	$7.42	$7.14
End of period	$9.75	$8.78	$10.63	$9.32	$8.69	$9.57	$10.11	$8.00	$6.76	$7.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.07	$11.46	$10.57	$9.61	$10.56	$10.61	$8.82	$7.85	$8.20	$7.66
End of period	$11.49	$10.07	$11.46	$10.57	$9.61	$10.56	$10.61	$8.82	$7.85	$8.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.01	$12.95	$12.14	$10.97	$12.21	$12.20	$11.03	$10.13	$10.19	$9.33
End of period	$13.53	$12.01	$12.95	$12.14	$10.97	$12.21	$12.20	$11.03	$10.13	$10.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.26	$14.60	$13.66	$13.75	$14.32	$12.83	$12.88	$10.35	$11.38	$10.02
End of period	$15.75	$13.26	$14.60	$13.66	$13.75	$14.32	$12.83	$12.88	$10.35	$11.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.19	$16.02	$13.40	$13.99	$14.72	$15.14	$13.12	$11.69	$12.94	$11.88
End of period	$16.39	$13.19	$16.02	$13.40	$13.99	$14.72	$15.14	$13.12	$11.69	$12.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.76	$25.83	$21.31	$19.70	$20.68	$19.75	$14.58	$12.77	$13.35	$10.91
End of period	$27.46	$22.76	$25.83	$21.31	$19.70	$20.68	$19.75	$14.58	$12.77	$13.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.86	$35.67	$28.42	$29.15	$29.18	$27.06	$19.64	$17.42	$19.09	$15.67
End of period	$44.59	$32.86	$35.67	$28.42	$29.15	$29.18	$27.06	$19.64	$17.42	$19.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	243	249

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.01	$14.38	$14.47	$14.70	$15.09	$14.76	$15.78	$15.70	$14.73	$14.15
End of period	$14.47	$14.01	$14.38	$14.47	$14.70	$15.09	$14.76	$15.78	$15.70	$14.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	802	920

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.86	$12.46	$9.99	$8.63	$10.94	$11.91	$12.42	$10.48	$13.13	$11.11
End of period	$11.27	$9.86	$12.46	$9.99	$8.63	$10.94	$11.91	$12.42	$10.48	$13.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.69	$11.09	$11.10	$11.23	$11.59	$11.32	$12.00	$11.94	$11.49	$11.19
End of period	$11.19	$10.69	$11.09	$11.10	$11.23	$11.59	$11.32	$12.00	$11.94	$11.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,954	3,935

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.66	$7.29	$7.26	$6.05	$6.08	$5.94	$5.06	$4.33	$4.62	$3.88
End of period	$8.16	$6.66	$7.29	$7.26	$6.05	$6.08	$5.94	$5.06	$4.33	$4.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.74	$21.65	$18.28	$17.76	$17.29	$16.09	$11.75	$9.82	$9.50	$7.98
End of period	$25.52	$20.74	$21.65	$18.28	$17.76	$17.29	$16.09	$11.75	$9.82	$9.50
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.62	$15.71	$12.69	$11.30	$11.72	$11.01	$8.70	$8.06	$7.04	$5.83
End of period	$17.65	$14.62	$15.71	$12.69	$11.30	$11.72	$11.01	$8.70	$8.06	$7.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	5,709	6,254

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$18.81	$24.38	$25.90	$20.99	$28.20	$32.44	$26.68	$26.37	$26.32	$22.79
End of period	$19.82	$18.81	$24.38	$25.90	$20.99	$28.20	$32.44	$26.68	$26.37	$26.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.44	$12.50	$10.80	$8.97	$9.36	$8.53	$6.60	$5.39	$6.38	$5.80
End of period	$13.27	$10.44	$12.50	$10.80	$8.97	$9.36	$8.53	$6.60	$5.39	$6.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.33	$22.92	$19.27	$20.66	$19.98	$16.47	$12.05	$10.48	$9.75	$9.67
End of period	$27.46	$23.33	$22.92	$19.27	$20.66	$19.98	$16.47	$12.05	$10.48	$9.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$12.12	$13.55	$12.12	$11.17	$11.68	$11.44	$9.53	$8.63	$9.08	$8.09
End of period	$14.27	$12.12	$13.55	$12.12	$11.17	$11.68	$11.44	$9.53	$8.63	$9.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.30	$12.78	$9.66	$8.79	$8.68	$7.42	$6.07	$5.62	$5.82	$5.35
End of period	$17.65	$12.30	$12.78	$9.66	$8.79	$8.68	$7.42	$6.07	$5.62	$5.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.24	$15.85	$13.07	$13.37	$13.94	$15.30	$12.99	$11.35	$13.34	$12.88
End of period	$15.56	$13.24	$15.85	$13.07	$13.37	$13.94	$15.30	$12.99	$11.35	$13.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	9,477	11,010

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.33	$16.21	$13.78	$13.29	$14.93	$13.89	$12.64	$10.60	$11.92	$10.71
End of period	$17.69	$14.33	$16.21	$13.78	$13.29	$14.93	$13.89	$12.64	$10.60	$11.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	4,520	4,786

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.38	$24.27	$18.94	$18.09	$18.39	$16.01	$11.70	$10.08	$10.19	$8.97
End of period	$31.42	$23.38	$24.27	$18.94	$18.09	$18.39	$16.01	$11.70	$10.08	$10.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	5,223	5,211

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.75	$26.53	$23.65	$20.30	$21.51	$20.30	$15.74	$13.84	$14.58	$11.95
End of period	$27.70	$22.75	$26.53	$23.65	$20.30	$21.51	$20.30	$15.74	$13.84	$14.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	4,389	6,360

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.66	$18.06	$15.37	$14.23	$14.54	$13.26	$10.39	$9.29	$9.43	$8.50
End of period	$21.14	$16.66	$18.06	$15.37	$14.23	$14.54	$13.26	$10.39	$9.29	$9.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	10,988	15,594

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.35	$23.04	$21.05	$17.24	$18.63	$18.35	$13.67	$12.16	$13.11	$10.70
End of period	$24.12	$20.35	$23.04	$21.05	$17.24	$18.63	$18.35	$13.67	$12.16	$13.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	7,880	10,262

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.07	$18.77	$17.12	$15.54	$17.60	$16.04	$12.46	$10.89	$12.01	$9.96
End of period	$20.40	$16.07	$18.77	$17.12	$15.54	$17.60	$16.04	$12.46	$10.89	$12.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.34	$19.42	$14.70	$15.15	$15.04	$15.22	$12.43	$10.63	$11.95	$10.68
End of period	$20.81	$16.34	$19.42	$14.70	$15.15	$15.04	$15.22	$12.43	$10.63	$11.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	263	258

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.55	$15.84	$15.20	$13.39	$14.82	$15.27	$14.55	$12.85	$12.66	$11.28
End of period	$16.17	$14.55	$15.84	$15.20	$13.39	$14.82	$15.27	$14.55	$12.85	$12.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	987	1,078

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$20.93	$25.13	$22.53	$19.10	$21.57	$19.77	$14.54	$12.96	$14.11	$12.38
End of period	$24.72	$20.93	$25.13	$22.53	$19.10	$21.57	$19.77	$14.54	$12.96	$14.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.35	$17.54	$15.46	$14.21	$15.11	$13.99	$10.96	$9.57	$10.08	$8.87
End of period	$17.80	$15.35	$17.54	$15.46	$14.21	$15.11	$13.99	$10.96	$9.57	$10.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	8,372	8,451

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.95	$18.73	$15.67	$15.24	$15.75	$15.24	$12.49	$11.13	$12.05	$10.61
End of period	$20.84	$16.95	$18.73	$15.67	$15.24	$15.75	$15.24	$12.49	$11.13	$12.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.78	$18.40	$15.67	$15.25	$15.76	$15.38	$12.94	$11.57	$12.31	$10.93
End of period	$20.25	$16.78	$18.40	$15.67	$15.25	$15.76	$15.38	$12.94	$11.57	$12.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	18,933	21,155	22,550

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.74	$13.60	$12.61	$12.32	$12.85	$12.74	$11.90	$11.06	$11.31	$10.47
End of period	$14.19	$12.74	$13.60	$12.61	$12.32	$12.85	$12.74	$11.90	$11.06	$11.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.16	$16.44	$14.61	$14.27	$14.83	$14.63	$13.02	$11.80	$12.33	$11.23
End of period	$17.52	$15.16	$16.44	$14.61	$14.27	$14.83	$14.63	$13.02	$11.80	$12.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.72	$49.92	$38.52	$39.15	$36.47	$34.59	$25.70	$22.30	$23.26	$20.54
End of period	$60.69	$47.72	$49.92	$38.52	$39.15	$36.47	$34.59	$25.70	$22.30	$23.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	697	730

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.82	$29.69	$26.57	$24.15	$25.70	$23.80	$18.73	$16.60	$17.47	$15.84
End of period	$31.93	$25.82	$29.69	$26.57	$24.15	$25.70	$23.80	$18.73	$16.60	$17.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	435	451

Accumulation Unit Values
Contract with Endorsements - 3.07%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.59	$15.67	$12.66	$11.27	$11.70	$10.99	$8.68	$8.05	$7.03	$5.82
End of period	$17.61	$14.59	$15.67	$12.66	$11.27	$11.70	$10.99	$8.68	$8.05	$7.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$18.78	$24.34	$25.85	$20.96	$28.16	$32.39	$26.65	$26.33	$26.29	$22.76
End of period	$19.78	$18.78	$24.34	$25.85	$20.96	$28.16	$32.39	$26.65	$26.33	$26.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.30	$16.17	$13.75	$13.26	$14.90	$13.86	$12.62	$10.59	$11.90	$10.70
End of period	$17.64	$14.30	$16.17	$13.75	$13.26	$14.90	$13.86	$12.62	$10.59	$11.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.71	$26.49	$23.61	$20.27	$21.48	$20.28	$15.72	$13.83	$14.57	$11.94
End of period	$27.65	$22.71	$26.49	$23.61	$20.27	$21.48	$20.28	$15.72	$13.83	$14.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.63	$18.04	$15.35	$14.21	$14.53	$13.25	$10.38	$9.28	$9.43	$8.49
End of period	$21.11	$16.63	$18.04	$15.35	$14.21	$14.53	$13.25	$10.38	$9.28	$9.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.32	$23.00	$21.02	$17.22	$18.61	$18.33	$13.66	$12.15	$13.10	$10.69
End of period	$24.08	$20.32	$23.00	$21.02	$17.22	$18.61	$18.33	$13.66	$12.15	$13.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.31	$19.38	$14.68	$15.12	$15.02	$15.20	$12.42	$10.62	$11.93	$10.67
End of period	$20.77	$16.31	$19.38	$14.68	$15.12	$15.02	$15.20	$12.42	$10.62	$11.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.13	$16.41	$14.59	$14.24	$14.80	$14.60	$13.00	$11.79	$12.31	$11.22
End of period	$17.48	$15.13	$16.41	$14.59	$14.24	$14.80	$14.60	$13.00	$11.79	$12.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.085%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$10.63	$11.87	$10.75	$10.67	$11.15	$11.29	$10.19	$9.59	$10.28	N/A
End of period	$12.13	$10.63	$11.87	$10.75	$10.67	$11.15	$11.29	$10.19	$9.59	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.61	$6.99	$7.43	$6.05	$8.19	$9.85	$9.27	$9.49	$10.57	N/A
End of period	$6.24	$5.61	$6.99	$7.43	$6.05	$8.19	$9.85	$9.27	$9.49	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.35	$11.69	$9.39	$9.68	$10.35	$11.93	$10.13	$8.92	$10.56	$10.12
End of period	$10.79	$9.35	$11.69	$9.39	$9.68	$10.35	$11.93	$10.13	$8.92	$10.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.46	$10.88	$8.48	$8.85	$8.79	$10.01	$7.80	$6.32	$7.61	N/A
End of period	$9.71	$8.46	$10.88	$8.48	$8.85	$8.79	$10.01	$7.80	$6.32	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.17	$11.46	$10.27	$9.71	$11.42	$12.39	$13.87	$11.92	$12.89	N/A
End of period	$11.16	$10.17	$11.46	$10.27	$9.71	$11.42	$12.39	$13.87	$11.92	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.19	$8.94	$6.05	$6.46	$7.02	$6.50	$6.86	$5.73	$8.20	N/A
End of period	$8.01	$7.19	$8.94	$6.05	$6.46	$7.02	$6.50	$6.86	$5.73	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.83	$12.42	$9.96	$8.61	$10.92	$11.89	$12.40	$10.46	$13.12	N/A
End of period	$11.23	$9.83	$12.42	$9.96	$8.61	$10.92	$11.89	$12.40	$10.46	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.65	$11.05	$11.06	$11.19	$11.55	$11.28	$11.96	$11.91	$11.46	$11.16
End of period	$11.14	$10.65	$11.05	$11.06	$11.19	$11.55	$11.28	$11.96	$11.91	$11.46
Accumulation units outstanding at the end of period	—	—	—	—	—	231	232	244	2,710	9,059

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$18.72	$24.27	$25.79	$20.90	$28.09	$32.32	$26.59	$26.28	$26.25	$22.73
End of period	$19.72	$18.72	$24.27	$25.79	$20.90	$28.09	$32.32	$26.59	$26.28	$26.25
Accumulation units outstanding at the end of period	—	—	—	—	3,135	17,588	22,230	44,181	61,863	61,242

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.39	$12.44	$10.75	$8.94	$9.32	$8.50	$6.58	$5.38	$6.37	N/A
End of period	$13.20	$10.39	$12.44	$10.75	$8.94	$9.32	$8.50	$6.58	$5.38	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	13,775	—	—	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.23	$12.71	$9.62	$8.75	$8.65	$7.39	$6.04	$5.60	$5.80	N/A
End of period	$17.55	$12.23	$12.71	$9.62	$8.75	$8.65	$7.39	$6.04	$5.60	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.18	$15.79	$13.02	$13.32	$13.89	$15.26	$12.95	$11.32	$13.31	$12.85
End of period	$15.49	$13.18	$15.79	$13.02	$13.32	$13.89	$15.26	$12.95	$11.32	$13.31
Accumulation units outstanding at the end of period	—	—	—	—	—	36	36	38	2,118	7,869

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.65	$26.43	$23.57	$20.23	$21.44	$20.25	$15.70	$13.81	$14.55	$11.93
End of period	$27.58	$22.65	$26.43	$23.57	$20.23	$21.44	$20.25	$15.70	$13.81	$14.55
Accumulation units outstanding at the end of period	—	—	—	—	477	5,485	18,243	26,000	16,104	11,227

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.60	$18.00	$15.32	$14.18	$14.50	$13.23	$10.36	$9.26	$9.41	$8.48
End of period	$21.05	$16.60	$18.00	$15.32	$14.18	$14.50	$13.23	$10.36	$9.26	$9.41
Accumulation units outstanding at the end of period	—	—	—	—	—	58	58	19,410	13,666	11,955

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.27	$22.95	$20.98	$17.19	$18.57	$18.30	$13.63	$12.13	$13.08	$10.68
End of period	$24.02	$20.27	$22.95	$20.98	$17.19	$18.57	$18.30	$13.63	$12.13	$13.08
Accumulation units outstanding at the end of period	—	—	—	—	1,060	12,128	23,530	30,235	18,555	12,350

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$10.89	$11.49	$11.49	$11.27	$11.99	$11.97	$13.59	$12.93	$11.93	N/A
End of period	$11.44	$10.89	$11.49	$11.49	$11.27	$11.99	$11.97	$13.59	$12.93	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.46	$15.76	$15.12	$13.32	$14.75	$15.20	$14.48	$12.80	$12.61	N/A
End of period	$16.07	$14.46	$15.76	$15.12	$13.32	$14.75	$15.20	$14.48	$12.80	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$13.80	$17.82	$16.35	$13.24	$14.85	$13.86	$10.13	$8.98	$10.00	N/A
End of period	$15.96	$13.80	$17.82	$16.35	$13.24	$14.85	$13.86	$10.13	$8.98	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.83	$19.62	$17.54	$16.40	$17.81	$16.06	N/A	N/A	N/A	N/A
End of period	$21.62	$17.83	$19.62	$17.54	$16.40	$17.81	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	1,584	18,061	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.05	$16.33	$14.52	$14.18	$14.74	$14.55	$12.95	$11.75	$12.27	$11.18
End of period	$17.39	$15.05	$16.33	$14.52	$14.18	$14.74	$14.55	$12.95	$11.75	$12.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.11%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$32.23	$33.95	$27.52	$26.85	$29.05	$29.16	$23.05	$20.89	$22.06	$16.78
End of period	$42.46	$32.23	$33.95	$27.52	$26.85	$29.05	$29.16	$23.05	$20.89	$22.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	66

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.75	$17.86	$16.58	$13.82	$15.74	$16.22	$12.45	$10.92	$11.58	$9.42
End of period	$17.91	$14.75	$17.86	$16.58	$13.82	$15.74	$16.22	$12.45	$10.92	$11.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	805	869

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.10	$12.04	$10.64	$10.38	$10.87	$11.16	$9.96	$9.09	$9.85	$9.32
End of period	$12.99	$11.10	$12.04	$10.64	$10.38	$10.87	$11.16	$9.96	$9.09	$9.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	991	1,005

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.59	$6.98	$7.41	$6.04	$8.17	$9.83	$9.26	$9.48	$10.56	$9.27
End of period	$6.22	$5.59	$6.98	$7.41	$6.04	$8.17	$9.83	$9.26	$9.48	$10.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	879	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.88	$38.36	$29.61	$30.41	$29.53	$27.97	$20.76	$19.36	$19.83	$18.15
End of period	$48.58	$37.88	$38.36	$29.61	$30.41	$29.53	$27.97	$20.76	$19.36	$19.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,802

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.30	$11.64	$9.34	$9.64	$10.31	$11.88	$10.09	$8.89	$10.52	$10.09
End of period	$10.73	$9.30	$11.64	$9.34	$9.64	$10.31	$11.88	$10.09	$8.89	$10.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	752	1,676

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.31	$23.84	$20.45	$18.50	$19.50	$18.31	$13.98	$12.68	$13.19	N/A
End of period	$26.76	$21.31	$23.84	$20.45	$18.50	$19.50	$18.31	$13.98	$12.68	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.34	$14.86	$14.55	$14.61	$15.01	$14.89	$15.69	$14.97	$14.73	$14.13
End of period	$14.99	$14.34	$14.86	$14.55	$14.61	$15.01	$14.89	$15.69	$14.97	$14.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	6,701	6,250

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$16.99	$17.81	$17.83	$18.01	$18.51	$18.12	$18.89	$18.08	$17.56	$16.83
End of period	$17.98	$16.99	$17.81	$17.83	$18.01	$18.51	$18.12	$18.89	$18.08	$17.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	3,258	2,177

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.73	$10.57	$9.27	$8.65	$9.53	$10.07	$7.97	$6.74	$7.40	$7.13
End of period	$9.69	$8.73	$10.57	$9.27	$8.65	$9.53	$10.07	$7.97	$6.74	$7.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,448	2,104

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.94	$12.87	$12.08	$10.92	$12.16	$12.15	$10.99	$10.11	$10.17	$9.32
End of period	$13.43	$11.94	$12.87	$12.08	$10.92	$12.16	$12.15	$10.99	$10.11	$10.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.44	$10.85	$8.46	$8.83	$8.78	$9.99	$7.79	$6.31	$7.61	$6.51
End of period	$9.68	$8.44	$10.85	$8.46	$8.83	$8.78	$9.99	$7.79	$6.31	$7.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	725	174

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.22	$11.59	$11.06	$9.86	$10.67	$10.26	$8.25	$7.48	$7.77	$7.19
End of period	$12.18	$10.22	$11.59	$11.06	$9.86	$10.67	$10.26	$8.25	$7.48	$7.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	4,043	4,144

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.15	$11.43	$10.25	$9.69	$11.41	$12.38	$13.86	$11.91	$12.88	$11.45
End of period	$11.13	$10.15	$11.43	$10.25	$9.69	$11.41	$12.38	$13.86	$11.91	$12.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,897	—

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.17	$8.92	$6.04	$6.45	$7.01	$6.49	$6.85	$5.73	$8.19	$7.23
End of period	$7.98	$7.17	$8.92	$6.04	$6.45	$7.01	$6.49	$6.85	$5.73	$8.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	326	—

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.17	$14.51	$13.58	$13.68	$14.25	$12.78	$12.83	$10.31	$11.35	$9.99
End of period	$15.64	$13.17	$14.51	$13.58	$13.68	$14.25	$12.78	$12.83	$10.31	$11.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	910	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$13.03	$15.84	$13.26	$13.84	$14.57	$15.00	$13.01	$11.59	$12.84	$11.79
End of period	$16.19	$13.03	$15.84	$13.26	$13.84	$14.57	$15.00	$13.01	$11.59	$12.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	560	4,920

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.57	$25.62	$21.15	$19.56	$20.55	$19.63	$14.50	$12.71	$13.29	$10.86
End of period	$27.21	$22.57	$25.62	$21.15	$19.56	$20.55	$19.63	$14.50	$12.71	$13.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$13.85	$14.22	$14.31	$14.55	$14.94	$14.63	$15.64	$15.57	$14.62	$14.05
End of period	$14.29	$13.85	$14.22	$14.31	$14.55	$14.94	$14.63	$15.64	$15.57	$14.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,652	2,608

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.80	$12.38	$9.93	$8.59	$10.90	$11.87	$12.38	$10.45	$13.10	$11.09
End of period	$11.20	$9.80	$12.38	$9.93	$8.59	$10.90	$11.87	$12.38	$10.45	$13.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	845	8,816

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.59	$10.99	$11.00	$11.13	$11.50	$11.23	$11.91	$11.86	$11.42	$11.12
End of period	$11.08	$10.59	$10.99	$11.00	$11.13	$11.50	$11.23	$11.91	$11.86	$11.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	646	848

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.48	$15.56	$12.58	$11.20	$11.63	$10.93	$8.64	$8.01	$7.00	$5.79
End of period	$17.47	$14.48	$15.56	$12.58	$11.20	$11.63	$10.93	$8.64	$8.01	$7.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	9,267	10,811

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$18.64	$24.17	$25.68	$20.82	$27.99	$32.21	$26.51	$26.21	$26.18	$22.67
End of period	$19.63	$18.64	$24.17	$25.68	$20.82	$27.99	$32.21	$26.51	$26.21	$26.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	869	1,450

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.34	$12.39	$10.71	$8.90	$9.29	$8.47	$6.56	$5.36	$6.35	$5.77
End of period	$13.14	$10.34	$12.39	$10.71	$8.90	$9.29	$8.47	$6.56	$5.36	$6.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	346	12,266

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$23.09	$22.70	$19.09	$20.48	$19.82	$16.34	$11.96	$10.41	$9.69	$9.62
End of period	$27.17	$23.09	$22.70	$19.09	$20.48	$19.82	$16.34	$11.96	$10.41	$9.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,641	922

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$12.05	$13.48	$12.06	$11.12	$11.64	$11.40	$9.51	$8.61	$9.07	N/A
End of period	$14.18	$12.05	$13.48	$12.06	$11.12	$11.64	$11.40	$9.51	$8.61	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.17	$12.65	$9.57	$8.72	$8.61	$7.37	$6.02	$5.59	$5.78	$5.32
End of period	$17.46	$12.17	$12.65	$9.57	$8.72	$8.61	$7.37	$6.02	$5.59	$5.78
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	5,491	2,009

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.12	$15.73	$12.98	$13.28	$13.85	$15.21	$12.92	$11.30	$13.28	$12.83
End of period	$15.42	$13.12	$15.73	$12.98	$13.28	$13.85	$15.21	$12.92	$11.30	$13.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,908	1,893

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.19	$16.06	$13.66	$13.18	$14.82	$13.79	$12.55	$10.54	$11.85	$10.66
End of period	$17.51	$14.19	$16.06	$13.66	$13.18	$14.82	$13.79	$12.55	$10.54	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,781	6,307

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.22	$24.11	$18.83	$17.99	$18.30	$15.94	$11.65	$10.05	$10.16	$8.94
End of period	$31.18	$23.22	$24.11	$18.83	$17.99	$18.30	$15.94	$11.65	$10.05	$10.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.55	$26.32	$23.47	$20.16	$21.37	$20.18	$15.65	$13.77	$14.52	$11.90
End of period	$27.45	$22.55	$26.32	$23.47	$20.16	$21.37	$20.18	$15.65	$13.77	$14.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,160	4,944

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.52	$17.92	$15.26	$14.13	$14.45	$13.18	$10.33	$9.24	$9.39	$8.47
End of period	$20.95	$16.52	$17.92	$15.26	$14.13	$14.45	$13.18	$10.33	$9.24	$9.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,229	4,162

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.18	$22.86	$20.90	$17.12	$18.51	$18.24	$13.60	$12.10	$13.05	$10.66
End of period	$23.91	$20.18	$22.86	$20.90	$17.12	$18.51	$18.24	$13.60	$12.10	$13.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	945	1,206

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.97	$18.66	$17.03	$15.46	$17.52	$15.98	$12.42	$10.86	$11.98	$9.94
End of period	$20.27	$15.97	$18.66	$17.03	$15.46	$17.52	$15.98	$12.42	$10.86	$11.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	310	851

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.20	$19.26	$14.59	$15.03	$14.94	$15.12	$12.36	$10.58	$11.89	$10.63
End of period	$20.61	$16.20	$19.26	$14.59	$15.03	$14.94	$15.12	$12.36	$10.58	$11.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.40	$15.69	$15.05	$13.27	$14.70	$15.15	$14.44	$12.76	$12.57	$11.22
End of period	$15.99	$14.40	$15.69	$15.05	$13.27	$14.70	$15.15	$14.44	$12.76	$12.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	4,009	4,970

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$20.68	$24.84	$22.29	$18.90	$21.36	$19.59	$14.41	$12.85	$13.99	N/A
End of period	$24.42	$20.68	$24.84	$22.29	$18.90	$21.36	$19.59	$14.41	$12.85	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	180	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$12.10	$16.21	$17.10	$13.12	$14.26	$14.21	$10.71	$9.70	$10.85	$9.26
End of period	$13.33	$12.10	$16.21	$17.10	$13.12	$14.26	$14.21	$10.71	$9.70	$10.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.24	$17.42	$15.37	$14.13	$15.03	$13.93	$10.91	$9.54	$10.04	$8.85
End of period	$17.66	$15.24	$17.42	$15.37	$14.13	$15.03	$13.93	$10.91	$9.54	$10.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	16,121	36,075

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$20.36	$21.59	$18.61	$18.17	$18.52	$17.36	$12.53	$11.08	$10.34	$9.47
End of period	$25.54	$20.36	$21.59	$18.61	$18.17	$18.52	$17.36	$12.53	$11.08	$10.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$17.70	$19.39	$16.82	$16.48	$19.73	$17.25	$11.86	$10.73	$10.39	$9.37
End of period	$20.81	$17.70	$19.39	$16.82	$16.48	$19.73	$17.25	$11.86	$10.73	$10.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.79	$18.57	$15.54	$15.12	$15.64	$15.13	$12.41	$11.05	$11.98	$10.55
End of period	$20.63	$16.79	$18.57	$15.54	$15.12	$15.64	$15.13	$12.41	$11.05	$11.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	568	604

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.97	$11.59	$11.19	$10.99	$11.52	$11.52	$11.37	$10.79	$10.79	$10.24
End of period	$11.81	$10.97	$11.59	$11.19	$10.99	$11.52	$11.52	$11.37	$10.79	$10.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,824

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.61	$18.22	$15.52	$15.12	$15.63	$15.26	$12.84	$11.49	$12.23	$10.87
End of period	$20.03	$16.61	$18.22	$15.52	$15.12	$15.63	$15.26	$12.84	$11.49	$12.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	11,517	11,876

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.64	$13.51	$12.54	$12.25	$12.78	$12.68	$11.85	$11.02	$11.27	$10.45
End of period	$14.08	$12.64	$13.51	$12.54	$12.25	$12.78	$12.68	$11.85	$11.02	$11.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.01	$16.28	$14.48	$14.14	$14.70	$14.51	$12.92	$11.72	$12.25	$11.16
End of period	$17.33	$15.01	$16.28	$14.48	$14.14	$14.70	$14.51	$12.92	$11.72	$12.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$47.11	$49.31	$38.06	$38.71	$36.07	$34.23	$25.47	$22.11	$23.08	$20.39
End of period	$59.89	$47.11	$49.31	$38.06	$38.71	$36.07	$34.23	$25.47	$22.11	$23.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	52	63

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.61	$29.46	$26.38	$23.99	$25.54	$23.67	$18.63	$16.52	$17.40	$15.79
End of period	$31.66	$25.61	$29.46	$26.38	$23.99	$25.54	$23.67	$18.63	$16.52	$17.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	167	167

Accumulation Unit Values
Contract with Endorsements - 3.145%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	$10.39	$11.98	$10.18	$9.72	$10.30	$10.12	$8.42	$7.59	N/A	N/A
End of period	$12.69	$10.39	$11.98	$10.18	$9.72	$10.30	$10.12	$8.42	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,433	2,548	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.03	$12.52	$10.89	$10.45	$11.00	$10.81	$9.09	$8.21	$8.55	$7.79
End of period	$13.22	$11.03	$12.52	$10.89	$10.45	$11.00	$10.81	$9.09	$8.21	$8.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	$11.27	$12.46	$11.23	$10.80	$11.35	$11.12	$9.80	$8.92	$9.14	$8.49
End of period	$13.06	$11.27	$12.46	$11.23	$10.80	$11.35	$11.12	$9.80	$8.92	$9.14
Accumulation units outstanding at the end of period	—	—	—	—	—	5,046	4,993	5,001	4,964	4,990

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.98	$33.69	$27.32	$26.66	$28.87	$28.98	$22.92	$20.78	$21.95	$16.70
End of period	$42.11	$31.98	$33.69	$27.32	$26.66	$28.87	$28.98	$22.92	$20.78	$21.95
Accumulation units outstanding at the end of period	—	—	—	—	—	131	1,455	1,592	1,818	2,275

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.68	$17.78	$16.52	$13.77	$15.69	$16.17	$12.41	$10.89	$11.56	$9.40
End of period	$17.82	$14.68	$17.78	$16.52	$13.77	$15.69	$16.17	$12.41	$10.89	$11.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,472	2,843	3,447	3,967

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$11.03	$11.97	$10.58	$10.32	$10.82	$11.10	$9.92	$9.05	$9.81	$9.29
End of period	$12.91	$11.03	$11.97	$10.58	$10.32	$10.82	$11.10	$9.92	$9.05	$9.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	335	316	320	302

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$16.39	$18.58	$16.45	$14.34	$15.30	$13.74	$10.70	$9.74	N/A	N/A
End of period	$19.21	$16.39	$18.58	$16.45	$14.34	$15.30	$13.74	$10.70	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	3,714	3,837	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$9.88	$11.92	$9.54	$9.39	$10.04	$11.29	$10.51	$9.24	N/A	N/A
End of period	$12.33	$9.88	$11.92	$9.54	$9.39	$10.04	$11.29	$10.51	N/A	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	267	268	270	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.57	$6.95	$7.38	$6.02	$8.15	$9.81	$9.24	$9.46	$10.54	$9.26
End of period	$6.20	$5.57	$6.95	$7.38	$6.02	$8.15	$9.81	$9.24	$9.46	$10.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	709	775	784	2,460

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.24	$11.56	$9.28	$9.58	$10.25	$11.82	$10.04	$8.84	$10.47	$10.05
End of period	$10.65	$9.24	$11.56	$9.28	$9.58	$10.25	$11.82	$10.04	$8.84	$10.47
Accumulation units outstanding at the end of period	—	—	—	—	—	4,545	7,658	9,142	10,249	11,275

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.11	$23.62	$20.27	$18.35	$19.34	$18.22	$13.96	$12.62	$13.13	$12.11
End of period	$26.50	$21.11	$23.62	$20.27	$18.35	$19.34	$18.22	$13.96	$12.62	$13.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	11	12	13	442

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.24	$14.76	$14.45	$14.52	$14.92	$14.81	$15.60	$14.90	$14.67	$14.07
End of period	$14.87	$14.24	$14.76	$14.45	$14.52	$14.92	$14.81	$15.60	$14.90	$14.67
Accumulation units outstanding at the end of period	—	—	—	—	—	12,758	18,995	18,152	19,871	24,005

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$16.85	$17.67	$17.70	$17.89	$18.39	$18.00	$18.78	$17.98	$17.46	$16.74
End of period	$17.83	$16.85	$17.67	$17.70	$17.89	$18.39	$18.00	$18.78	$17.98	$17.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	206	201	512	3,380

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.49	$11.88	$11.03	$10.98	$12.48	$13.41	$11.19	$9.85	$10.99	N/A
End of period	$12.30	$10.49	$11.88	$11.03	$10.98	$12.48	$13.41	$11.19	$9.85	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	83	84	84	2,683	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.69	$10.53	$9.24	$8.62	$9.51	$10.05	$7.96	$6.73	$7.39	$7.12
End of period	$9.64	$8.69	$10.53	$9.24	$8.62	$9.51	$10.05	$7.96	$6.73	$7.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$9.96	$11.36	$10.49	$9.54	$10.49	$10.55	$8.78	$7.81	$8.17	$7.64
End of period	$11.36	$9.96	$11.36	$10.49	$9.54	$10.49	$10.55	$8.78	$7.81	$8.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,096	6,522	8,557	9,039

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.88	$12.82	$12.03	$10.88	$12.12	$12.12	$10.96	$10.09	$10.15	$9.30
End of period	$13.37	$11.88	$12.82	$12.03	$10.88	$12.12	$12.12	$10.96	$10.09	$10.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	10,000	9,788	12,220	12,438

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.17	$11.54	$11.02	$9.83	$10.64	$10.23	$8.23	$7.47	$7.76	$7.19
End of period	$12.12	$10.17	$11.54	$11.02	$9.83	$10.64	$10.23	$8.23	$7.47	$7.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,298	6,836	7,238	9,936

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.14	$8.89	$6.02	$6.43	$6.99	$6.47	$6.84	$5.72	$8.18	N/A
End of period	$7.95	$7.14	$8.89	$6.02	$6.43	$6.99	$6.47	$6.84	$5.72	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.10	$14.45	$13.53	$13.63	$14.20	$12.74	$12.79	$10.29	$11.33	$9.98
End of period	$15.56	$13.10	$14.45	$13.53	$13.63	$14.20	$12.74	$12.79	$10.29	$11.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,121	1,177	1,687	2,786

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$12.93	$15.71	$13.16	$13.74	$14.47	$14.90	$12.92	$11.52	$12.77	$11.73
End of period	$16.05	$12.93	$15.71	$13.16	$13.74	$14.47	$14.90	$12.92	$11.52	$12.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,423	1,453	1,375	1,355

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.43	$25.47	$21.04	$19.47	$20.45	$19.55	$14.44	$12.66	$13.25	$10.83
End of period	$27.04	$22.43	$25.47	$21.04	$19.47	$20.45	$19.55	$14.44	$12.66	$13.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.21	$34.99	$27.90	$28.64	$28.69	$26.63	$19.35	$17.18	$18.84	$15.48
End of period	$43.67	$32.21	$34.99	$27.90	$28.64	$28.69	$26.63	$19.35	$17.18	$18.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	932	1,068	1,115	1,164

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$13.73	$14.11	$14.20	$14.45	$14.84	$14.53	$15.54	$15.48	$14.54	$13.98
End of period	$14.17	$13.73	$14.11	$14.20	$14.45	$14.84	$14.53	$15.54	$15.48	$14.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	5,354	5,385	5,792	12,004

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.76	$12.33	$9.90	$8.56	$10.86	$11.83	$12.35	$10.43	$13.08	$11.07
End of period	$11.14	$9.76	$12.33	$9.90	$8.56	$10.86	$11.83	$12.35	$10.43	$13.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,031	1,892	1,768	1,857

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.54	$10.94	$10.96	$11.09	$11.46	$11.20	$11.88	$11.84	$11.40	$11.11
End of period	$11.02	$10.54	$10.94	$10.96	$11.09	$11.46	$11.20	$11.88	$11.84	$11.40
Accumulation units outstanding at the end of period	—	—	—	—	—	—	12,590	11,853	11,992	16,609

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.49	$7.11	$7.09	$5.92	$5.95	$5.82	$4.96	$4.25	$4.56	$3.85
End of period	$7.95	$6.49	$7.11	$7.09	$5.92	$5.95	$5.82	$4.96	$4.25	$4.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	19

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.40	$21.31	$18.01	$17.51	$17.06	$15.89	$11.62	$9.71	$9.40	$7.91
End of period	$25.08	$20.40	$21.31	$18.01	$17.51	$17.06	$15.89	$11.62	$9.71	$9.40
Accumulation units outstanding at the end of period	—	—	—	—	—	97	97	98	99	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.38	$15.46	$12.50	$11.13	$11.56	$10.87	$8.59	$7.97	$6.97	$5.77
End of period	$17.34	$14.38	$15.46	$12.50	$11.13	$11.56	$10.87	$8.59	$7.97	$6.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,921	3,065	3,224	8,649

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$18.50	$24.00	$25.52	$20.70	$27.83	$32.04	$26.38	$26.09	$26.07	$22.58
End of period	$19.48	$18.50	$24.00	$25.52	$20.70	$27.83	$32.04	$26.38	$26.09	$26.07
Accumulation units outstanding at the end of period	—	—	—	—	—	1,692	5,542	11,270	16,559	18,950

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.27	$12.31	$10.64	$8.85	$9.23	$8.43	$6.52	$5.34	$6.32	$5.75
End of period	$13.04	$10.27	$12.31	$10.64	$8.85	$9.23	$8.43	$6.52	$5.34	$6.32
Accumulation units outstanding at the end of period	—	—	—	—	—	10,166	17,707	19,456	21,391	29,073

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.94	$22.56	$18.98	$20.36	$19.72	$16.26	$11.91	$10.37	$9.65	$9.58
End of period	$26.98	$22.94	$22.56	$18.98	$20.36	$19.72	$16.26	$11.91	$10.37	$9.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	9,185	9,211	8,329	13,708

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$12.00	$13.43	$12.02	$11.08	$11.61	$11.38	$9.49	$8.59	$9.05	$8.07
End of period	$14.11	$12.00	$13.43	$12.02	$11.08	$11.61	$11.38	$9.49	$8.59	$9.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	7,398	6,966	7,403	17,786

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$12.09	$12.57	$9.52	$8.67	$8.57	$7.33	$5.99	$5.56	$5.76	$5.30
End of period	$17.34	$12.09	$12.57	$9.52	$8.67	$8.57	$7.33	$5.99	$5.56	$5.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	905	2,828	13,967

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$13.04	$15.64	$12.91	$13.21	$13.78	$15.15	$12.87	$11.26	$13.24	$12.79
End of period	$15.32	$13.04	$15.64	$12.91	$13.21	$13.78	$15.15	$12.87	$11.26	$13.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	3,723

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$14.09	$15.95	$13.58	$13.10	$14.73	$13.71	$12.49	$10.49	$11.80	$10.61
End of period	$17.37	$14.09	$15.95	$13.58	$13.10	$14.73	$13.71	$12.49	$10.49	$11.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	5,613	5,820	6,481	8,825

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$23.10	$24.00	$18.74	$17.92	$18.23	$15.88	$11.62	$10.02	$10.14	$8.93
End of period	$31.02	$23.10	$24.00	$18.74	$17.92	$18.23	$15.88	$11.62	$10.02	$10.14
Accumulation units outstanding at the end of period	—	—	—	—	—	266	8,526	8,684	8,682	13,763

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.42	$26.18	$23.35	$20.06	$21.27	$20.09	$15.59	$13.72	$14.47	$11.87
End of period	$27.28	$22.42	$26.18	$23.35	$20.06	$21.27	$20.09	$15.59	$13.72	$14.47
Accumulation units outstanding at the end of period	—	—	—	—	—	698	4,861	6,571	4,582	3,115

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.42	$17.82	$15.18	$14.06	$14.39	$13.13	$10.29	$9.21	$9.36	$8.44
End of period	$20.82	$16.42	$17.82	$15.18	$14.06	$14.39	$13.13	$10.29	$9.21	$9.36
Accumulation units outstanding at the end of period	—	—	—	—	—	9,776	29,696	37,205	34,638	40,007

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.06	$22.73	$20.79	$17.04	$18.42	$18.17	$13.54	$12.06	$13.01	$10.63
End of period	$23.76	$20.06	$22.73	$20.79	$17.04	$18.42	$18.17	$13.54	$12.06	$13.01
Accumulation units outstanding at the end of period	—	—	—	—	—	1,550	8,262	9,463	6,741	5,023

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.90	$18.58	$16.96	$15.41	$17.46	$15.93	$12.38	$10.83	$11.96	$9.92
End of period	$20.16	$15.90	$18.58	$16.96	$15.41	$17.46	$15.93	$12.38	$10.83	$11.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	2,667	3,001	3,510	4,193

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.10	$19.14	$14.51	$14.96	$14.87	$15.06	$12.31	$10.54	$11.85	$10.60
End of period	$20.48	$16.10	$19.14	$14.51	$14.96	$14.87	$15.06	$12.31	$10.54	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	385	414	394	958

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$10.81	$11.41	$11.42	$11.21	$11.94	$11.93	$13.54	$12.89	$11.91	$11.41
End of period	$11.36	$10.81	$11.41	$11.42	$11.21	$11.94	$11.93	$13.54	$12.89	$11.91
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,595	6,633	6,704	9,345

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.29	$15.57	$14.95	$13.18	$14.61	$15.05	$14.36	$12.69	$12.51	$11.16
End of period	$15.86	$14.29	$15.57	$14.95	$13.18	$14.61	$15.05	$14.36	$12.69	$12.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	1,783	1,719	2,221	2,734

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$13.71	$17.71	$16.27	$13.17	$14.79	$13.82	$10.11	$8.96	$9.98	N/A
End of period	$15.85	$13.71	$17.71	$16.27	$13.17	$14.79	$13.82	$10.11	$8.96	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$20.51	$24.65	$22.12	$18.77	$21.22	$19.46	$14.32	$12.78	$13.92	$12.23
End of period	$24.21	$20.51	$24.65	$22.12	$18.77	$21.22	$19.46	$14.32	$12.78	$13.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$12.05	$16.15	$17.04	$13.08	$14.22	$14.18	$10.69	$9.69	$10.83	$9.26
End of period	$13.27	$12.05	$16.15	$17.04	$13.08	$14.22	$14.18	$10.69	$9.69	$10.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.16	$17.34	$15.30	$14.07	$14.98	$13.88	$10.88	$9.51	$10.02	$8.83
End of period	$17.57	$15.16	$17.34	$15.30	$14.07	$14.98	$13.88	$10.88	$9.51	$10.02
Accumulation units outstanding at the end of period	—	—	—	—	—	3,141	35,372	37,560	39,753	52,957

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.71	$19.51	$17.45	$16.32	$17.74	$16.00	$11.50	$10.21	$9.95	$9.02
End of period	$21.46	$17.71	$19.51	$17.45	$16.32	$17.74	$16.00	$11.50	$10.21	$9.95
Accumulation units outstanding at the end of period	—	—	—	—	—	2,309	36,292	20,354	19,729	17,558

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.68	$19.27	$17.76	$15.57	$15.96	$14.48	$11.43	$10.45	$9.60	$8.37
End of period	$21.87	$17.68	$19.27	$17.76	$15.57	$15.96	$14.48	$11.43	$10.45	$9.60
Accumulation units outstanding at the end of period	—	—	—	—	—	11,736	13,826	8,057	9,239	10,686

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$17.63	$19.32	$16.77	$16.43	$19.68	$17.21	$11.84	$10.71	$10.38	$9.36
End of period	$20.72	$17.63	$19.32	$16.77	$16.43	$19.68	$17.21	$11.84	$10.71	$10.38
Accumulation units outstanding at the end of period	—	—	—	—	—	84	85	85	86	1,972

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.67	$18.44	$15.44	$15.03	$15.54	$15.05	$12.35	$11.00	$11.92	$10.51
End of period	$20.48	$16.67	$18.44	$15.44	$15.03	$15.54	$15.05	$12.35	$11.00	$11.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	6,809	7,540	7,653	8,703

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.92	$11.54	$11.14	$10.95	$11.48	$11.48	$11.34	$10.76	$10.76	$10.22
End of period	$11.75	$10.92	$11.54	$11.14	$10.95	$11.48	$11.48	$11.34	$10.76	$10.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,234	4,568

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.49	$18.09	$15.42	$15.02	$15.54	$15.18	$12.78	$11.43	$12.18	$10.82
End of period	$19.88	$16.49	$18.09	$15.42	$15.02	$15.54	$15.18	$12.78	$11.43	$12.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	42,177	34,347	33,805	39,587

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.58	$13.45	$12.48	$12.20	$12.74	$12.64	$11.81	$10.99	$11.25	$10.43
End of period	$14.01	$12.58	$13.45	$12.48	$12.20	$12.74	$12.64	$11.81	$10.99	$11.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	4,092	3,351	3,478	4,389

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.90	$16.17	$14.38	$14.06	$14.62	$14.43	$12.86	$11.67	$12.19	$11.12
End of period	$17.20	$14.90	$16.17	$14.38	$14.06	$14.62	$14.43	$12.86	$11.67	$12.19
Accumulation units outstanding at the end of period	—	—	—	—	—	38,656	44,773	46,138	49,070	53,009

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.73	$48.93	$37.78	$38.44	$35.83	$34.01	$25.31	$21.98	$22.95	$20.29
End of period	$59.38	$46.73	$48.93	$37.78	$38.44	$35.83	$34.01	$25.31	$21.98	$22.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	228	224	683	706

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.20%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.73	$15.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.99	$14.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	—	11,661	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.21%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$31.52	$33.24	$26.97	$26.34	$28.53	$28.66	$22.68	$20.58	$21.75	$16.56
End of period	$41.48	$31.52	$33.24	$26.97	$26.34	$28.53	$28.66	$22.68	$20.58	$21.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.53	$6.90	$7.34	$5.99	$8.11	$9.76	$9.21	$9.43	$10.52	$9.25
End of period	$6.14	$5.53	$6.90	$7.34	$5.99	$8.11	$9.76	$9.21	$9.43	$10.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	143	143	143

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.99	$37.50	$28.98	$29.79	$28.95	$27.46	$20.40	$19.05	$19.52	$17.89
End of period	$47.40	$36.99	$37.50	$28.98	$29.79	$28.95	$27.46	$20.40	$19.05	$19.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$9.11	$11.41	$9.17	$9.47	$10.14	$11.70	$9.94	$8.77	$10.39	$9.97
End of period	$10.50	$9.11	$11.41	$9.17	$9.47	$10.14	$11.70	$9.94	$8.77	$10.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	430	414

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$14.05	$14.57	$14.28	$14.35	$14.76	$14.66	$15.46	$14.77	$14.55	$13.96
End of period	$14.66	$14.05	$14.57	$14.28	$14.35	$14.76	$14.66	$15.46	$14.77	$14.55
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,684

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$16.59	$17.41	$17.45	$17.65	$18.15	$17.78	$18.56	$17.79	$17.28	$16.58
End of period	$17.55	$16.59	$17.41	$17.45	$17.65	$18.15	$17.78	$18.56	$17.79	$17.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	707

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.04	$11.33	$10.16	$9.62	$11.33	$12.31	$13.80	$11.87	$12.86	$11.44
End of period	$11.00	$10.04	$11.33	$10.16	$9.62	$11.33	$12.31	$13.80	$11.87	$12.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,065

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.03	$14.37	$13.47	$13.58	$14.16	$12.71	$12.77	$10.28	$11.32	$9.95
End of period	$15.46	$13.03	$14.37	$13.47	$13.58	$14.16	$12.71	$12.77	$10.28	$11.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.18	$25.21	$20.83	$19.29	$20.28	$19.39	$14.34	$12.58	$13.17	$10.78
End of period	$26.73	$22.18	$25.21	$20.83	$19.29	$20.28	$19.39	$14.34	$12.58	$13.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.71	$34.47	$27.50	$28.25	$28.32	$26.30	$19.12	$16.99	$18.64	$15.33
End of period	$42.96	$31.71	$34.47	$27.50	$28.25	$28.32	$26.30	$19.12	$16.99	$18.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$13.52	$13.90	$14.01	$14.26	$14.65	$14.36	$15.36	$15.31	$14.39	$13.84
End of period	$13.94	$13.52	$13.90	$14.01	$14.26	$14.65	$14.36	$15.36	$15.31	$14.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.68	$12.24	$9.83	$8.51	$10.80	$11.77	$12.29	$10.39	$13.04	$11.05
End of period	$11.04	$9.68	$12.24	$9.83	$8.51	$10.80	$11.77	$12.29	$10.39	$13.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	142	142	142

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.42	$10.83	$10.85	$11.00	$11.37	$11.12	$11.80	$11.76	$11.33	$11.05
End of period	$10.90	$10.42	$10.83	$10.85	$11.00	$11.37	$11.12	$11.80	$11.76	$11.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.47	$7.09	$7.07	$5.91	$5.94	$5.81	$4.96	$4.26	$4.54	$3.83
End of period	$7.92	$6.47	$7.09	$7.07	$5.91	$5.94	$5.81	$4.96	$4.26	$4.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	251	269

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$20.14	$21.06	$17.81	$17.32	$16.89	$15.74	$11.52	$9.63	$9.34	$7.86
End of period	$24.75	$20.14	$21.06	$17.81	$17.32	$16.89	$15.74	$11.52	$9.63	$9.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$14.20	$15.28	$12.36	$11.02	$11.45	$10.77	$8.52	$7.91	$6.92	$5.73
End of period	$17.12	$14.20	$15.28	$12.36	$11.02	$11.45	$10.77	$8.52	$7.91	$6.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,707	1,842

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$18.27	$23.72	$25.23	$20.48	$27.56	$31.74	$26.15	$25.88	$25.88	$22.43
End of period	$19.22	$18.27	$23.72	$25.23	$20.48	$27.56	$31.74	$26.15	$25.88	$25.88
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	368	455

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$10.14	$12.16	$10.53	$8.76	$9.15	$8.35	$6.47	$5.30	$6.28	$5.71
End of period	$12.88	$10.14	$12.16	$10.53	$8.76	$9.15	$8.35	$6.47	$5.30	$6.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,092	1,064

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$22.66	$22.30	$18.77	$20.15	$19.53	$16.11	$11.81	$10.29	$9.58	$9.52
End of period	$26.63	$22.66	$22.30	$18.77	$20.15	$19.53	$16.11	$11.81	$10.29	$9.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	168	180

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.90	$12.39	$9.38	$8.55	$8.46	$7.24	$5.93	$5.50	$5.70	$5.26
End of period	$17.06	$11.90	$12.39	$9.38	$8.55	$8.46	$7.24	$5.93	$5.50	$5.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$12.90	$15.48	$12.78	$13.09	$13.67	$15.03	$12.78	$11.18	$13.16	$12.72
End of period	$15.14	$12.90	$15.48	$12.78	$13.09	$13.67	$15.03	$12.78	$11.18	$13.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$13.92	$15.77	$13.43	$12.96	$14.59	$13.59	$12.39	$10.41	$11.71	$10.55
End of period	$17.15	$13.92	$15.77	$13.43	$12.96	$14.59	$13.59	$12.39	$10.41	$11.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,543	1,616

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.89	$23.79	$18.60	$17.79	$18.11	$15.79	$11.56	$9.97	$10.10	$8.90
End of period	$30.71	$22.89	$23.79	$18.60	$17.79	$18.11	$15.79	$11.56	$9.97	$10.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.17	$25.91	$23.13	$19.88	$21.09	$19.94	$15.48	$13.64	$14.39	$11.81
End of period	$26.97	$22.17	$25.91	$23.13	$19.88	$21.09	$19.94	$15.48	$13.64	$14.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.24	$17.64	$15.03	$13.93	$14.26	$13.03	$10.22	$9.15	$9.31	$8.40
End of period	$20.58	$16.24	$17.64	$15.03	$13.93	$14.26	$13.03	$10.22	$9.15	$9.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.84	$22.49	$20.58	$16.89	$18.27	$18.03	$13.45	$11.98	$12.93	$10.57
End of period	$23.48	$19.84	$22.49	$20.58	$16.89	$18.27	$18.03	$13.45	$11.98	$12.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.91	$18.94	$14.36	$14.81	$14.74	$14.93	$12.22	$10.47	$11.77	$10.54
End of period	$20.23	$15.91	$18.94	$14.36	$14.81	$14.74	$14.93	$12.22	$10.47	$11.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$14.09	$15.37	$14.77	$13.03	$14.45	$14.90	$14.22	$12.58	$12.41	$11.08
End of period	$15.64	$14.09	$15.37	$14.77	$13.03	$14.45	$14.90	$14.22	$12.58	$12.41
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	312	348

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$15.03	$17.19	$15.18	$13.97	$14.88	$13.80	$10.82	$9.47	$9.98	$8.80
End of period	$17.39	$15.03	$17.19	$15.18	$13.97	$14.88	$13.80	$10.82	$9.47	$9.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.48	$18.24	$15.28	$14.89	$15.41	$14.93	$12.26	$10.93	$11.85	$10.44
End of period	$20.23	$16.48	$18.24	$15.28	$14.89	$15.41	$14.93	$12.26	$10.93	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.82	$11.44	$11.05	$10.87	$11.40	$11.42	$11.28	$10.71	$10.72	$10.18
End of period	$11.64	$10.82	$11.44	$11.05	$10.87	$11.40	$11.42	$11.28	$10.71	$10.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.29	$17.88	$15.25	$14.87	$15.39	$15.04	$12.67	$11.34	$12.09	$10.75
End of period	$19.62	$16.29	$17.88	$15.25	$14.87	$15.39	$15.04	$12.67	$11.34	$12.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,207	2,210

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.70	$15.96	$14.21	$13.90	$14.46	$14.29	$12.73	$11.56	$12.09	$11.03
End of period	$16.96	$14.70	$15.96	$14.21	$13.90	$14.46	$14.29	$12.73	$11.56	$12.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.02	$48.21	$37.25	$37.92	$35.38	$33.60	$25.02	$21.75	$22.72	$20.09
End of period	$58.44	$46.02	$48.21	$37.25	$37.92	$35.38	$33.60	$25.02	$21.75	$22.72
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.20	$29.01	$26.00	$23.67	$25.23	$23.40	$18.44	$16.37	$17.26	$15.67
End of period	$31.12	$25.20	$29.01	$26.00	$23.67	$25.23	$23.40	$18.44	$16.37	$17.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 3.26%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$13.36	$13.75	$13.85	$14.11	$14.51	$14.22	$15.23	$15.18	$14.28	N/A
End of period	$13.77	$13.36	$13.75	$13.85	$14.11	$14.51	$14.22	$15.23	$15.18	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	3,160	2,535	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$10.67	$11.27	$11.29	$11.09	$11.83	$11.83	$13.45	$12.82	$11.85	N/A
End of period	$11.19	$10.67	$11.27	$11.29	$11.09	$11.83	$11.83	$13.45	$12.82	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	7,284	6,110	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.92	$17.08	$15.09	$13.89	$14.80	$13.74	$10.78	$9.43	$9.95	$8.78
End of period	$17.26	$14.92	$17.08	$15.09	$13.89	$14.80	$13.74	$10.78	$9.43	$9.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$17.46	$19.05	$17.58	$15.42	$15.83	$14.38	$11.36	$10.41	$9.56	N/A
End of period	$21.57	$17.46	$19.05	$17.58	$15.42	$15.83	$14.38	$11.36	$10.41	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	4,537	8,094	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$16.10	$17.68	$15.09	$14.72	$15.24	$14.90	$12.56	$11.25	$12.00	$10.68
End of period	$19.39	$16.10	$17.68	$15.09	$14.72	$15.24	$14.90	$12.56	$11.25	$12.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.38	$13.24	$12.31	$12.05	$12.59	$12.51	$11.70	$10.90	$11.17	$10.36
End of period	$13.77	$12.38	$13.24	$12.31	$12.05	$12.59	$12.51	$11.70	$10.90	$11.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.55	$15.81	$14.08	$13.77	$14.34	$14.17	$12.64	$11.48	$12.02	$10.97
End of period	$16.77	$14.55	$15.81	$14.08	$13.77	$14.34	$14.17	$12.64	$11.48	$12.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.31%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.35	$17.41	$16.20	$13.53	$15.44	$15.94	$12.26	$10.77	$11.45	$9.33
End of period	$17.39	$14.35	$17.41	$16.20	$13.53	$15.44	$15.94	$12.26	$10.77	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.46	$6.82	$7.26	$5.93	$8.04	$9.70	$9.15	$9.39	$10.47	$9.22
End of period	$6.06	$5.46	$6.82	$7.26	$5.93	$8.04	$9.70	$9.15	$9.39	$10.47
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.13	$36.66	$28.35	$29.18	$28.39	$26.95	$20.04	$18.73	$19.21	N/A
End of period	$46.24	$36.13	$36.66	$28.35	$29.18	$28.39	$26.95	$20.04	$18.73	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	265	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$8.92	$11.18	$9.00	$9.30	$9.97	$11.51	$9.80	$8.65	$10.25	$9.85
End of period	$10.27	$8.92	$11.18	$9.00	$9.30	$9.97	$11.51	$9.80	$8.65	$10.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$13.76	$14.28	$14.01	$14.10	$14.51	$14.43	$15.23	$14.56	$14.36	$13.80
End of period	$14.35	$13.76	$14.28	$14.01	$14.10	$14.51	$14.43	$15.23	$14.56	$14.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,762	2,763

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$16.20	$17.02	$17.08	$17.29	$17.80	$17.46	$18.24	$17.49	$17.02	$16.34
End of period	$17.12	$16.20	$17.02	$17.08	$17.29	$17.80	$17.46	$18.24	$17.49	$17.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,164	1,164

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.52	$10.34	$9.09	$8.49	$9.38	$9.93	$7.88	$6.67	$7.34	$7.09
End of period	$9.44	$8.52	$10.34	$9.09	$8.49	$9.38	$9.93	$7.88	$6.67	$7.34
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$9.77	$11.15	$10.32	$9.40	$10.36	$10.43	$8.69	$7.75	$8.12	$7.60
End of period	$11.13	$9.77	$11.15	$10.32	$9.40	$10.36	$10.43	$8.69	$7.75	$8.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	$8.25	$10.63	$8.31	$8.69	$8.65	$9.87	$7.71	$6.26	$7.56	$6.48
End of period	$9.45	$8.25	$10.63	$8.31	$8.69	$8.65	$9.87	$7.71	$6.26	$7.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$9.94	$11.23	$10.08	$9.55	$11.26	$12.25	$13.74	$11.83	$12.83	$11.42
End of period	$10.88	$9.94	$11.23	$10.08	$9.55	$11.26	$12.25	$13.74	$11.83	$12.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,729	1,729

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$7.01	$8.74	$5.93	$6.35	$6.91	$6.41	$6.78	$5.68	$8.14	$7.20
End of period	$7.79	$7.01	$8.74	$5.93	$6.35	$6.91	$6.41	$6.78	$5.68	$8.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$12.81	$14.15	$13.27	$13.39	$13.98	$12.56	$12.63	$10.18	$11.22	$9.90
End of period	$15.19	$12.81	$14.15	$13.27	$13.39	$13.98	$12.56	$12.63	$10.18	$11.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$12.43	$15.14	$12.70	$13.28	$14.01	$14.45	$12.55	$11.21	$12.44	$11.45
End of period	$15.41	$12.43	$15.14	$12.70	$13.28	$14.01	$14.45	$12.55	$11.21	$12.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	418	418

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.98	$33.71	$26.93	$27.69	$27.78	$25.83	$18.80	$16.72	$18.36	$15.11
End of period	$41.94	$30.98	$33.71	$26.93	$27.69	$27.78	$25.83	$18.80	$16.72	$18.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.55	$12.10	$9.72	$8.43	$10.71	$11.68	$12.21	$10.33	$12.98	$11.01
End of period	$10.89	$9.55	$12.10	$9.72	$8.43	$10.71	$11.68	$12.21	$10.33	$12.98
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,238	1,238

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.25	$10.66	$10.69	$10.84	$11.22	$10.98	$11.67	$11.64	$11.23	$10.97
End of period	$10.70	$10.25	$10.66	$10.69	$10.84	$11.22	$10.98	$11.67	$11.64	$11.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$13.92	$14.99	$12.14	$10.83	$11.27	$10.61	$8.40	$7.81	$6.84	$5.67
End of period	$16.77	$13.92	$14.99	$12.14	$10.83	$11.27	$10.61	$8.40	$7.81	$6.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	845	1,067

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$17.91	$23.28	$24.79	$20.14	$27.12	$31.27	$25.79	$25.55	$25.57	$22.19
End of period	$18.83	$17.91	$23.28	$24.79	$20.14	$27.12	$31.27	$25.79	$25.55	$25.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	107	107

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$9.94	$11.93	$10.34	$8.61	$9.00	$8.23	$6.38	$5.23	$6.20	$5.65
End of period	$12.61	$9.94	$11.93	$10.34	$8.61	$9.00	$8.23	$6.38	$5.23	$6.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,546	1,546

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$11.77	$13.20	$11.83	$10.93	$11.46	$11.25	$9.40	$8.53	$9.00	N/A
End of period	$13.82	$11.77	$13.20	$11.83	$10.93	$11.46	$11.25	$9.40	$8.53	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	287	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.70	$12.19	$9.24	$8.43	$8.35	$7.16	$5.86	$5.45	$5.65	$5.21
End of period	$16.76	$11.70	$12.19	$9.24	$8.43	$8.35	$7.16	$5.86	$5.45	$5.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$12.69	$15.23	$12.59	$12.91	$13.49	$14.85	$12.64	$11.07	$13.04	$12.62
End of period	$14.88	$12.69	$15.23	$12.59	$12.91	$13.49	$14.85	$12.64	$11.07	$13.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$13.64	$15.47	$13.19	$12.75	$14.36	$13.39	$12.22	$10.27	$11.58	$10.43
End of period	$16.80	$13.64	$15.47	$13.19	$12.75	$14.36	$13.39	$12.22	$10.27	$11.58
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	881	867

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.80	$25.49	$22.78	$19.60	$20.82	$19.70	$15.31	$13.50	$14.26	$11.71
End of period	$26.49	$21.80	$25.49	$22.78	$19.60	$20.82	$19.70	$15.31	$13.50	$14.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	376	376

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.97	$17.35	$14.81	$13.74	$14.08	$12.87	$10.11	$9.06	$9.22	$8.33
End of period	$20.21	$15.97	$17.35	$14.81	$13.74	$14.08	$12.87	$10.11	$9.06	$9.22
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	276	276

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.50	$22.14	$20.28	$16.65	$18.03	$17.81	$13.30	$11.86	$12.82	$10.49
End of period	$23.06	$19.50	$22.14	$20.28	$16.65	$18.03	$17.81	$13.30	$11.86	$12.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.54	$18.19	$16.64	$15.14	$17.19	$15.70	$12.23	$10.71	$11.85	$9.84
End of period	$19.68	$15.54	$18.19	$16.64	$15.14	$17.19	$15.70	$12.23	$10.71	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.64	$18.63	$14.14	$14.60	$14.54	$14.75	$12.07	$10.35	$11.66	$10.45
End of period	$19.86	$15.64	$18.63	$14.14	$14.60	$14.54	$14.75	$12.07	$10.35	$11.66
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$13.81	$15.07	$14.49	$12.80	$14.21	$14.67	$14.01	$12.41	$12.25	$10.95
End of period	$15.30	$13.81	$15.07	$14.49	$12.80	$14.21	$14.67	$14.01	$12.41	$12.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$11.82	$15.86	$16.77	$12.90	$14.04	$14.02	$10.59	$9.61	$10.77	$9.22
End of period	$12.99	$11.82	$15.86	$16.77	$12.90	$14.04	$14.02	$10.59	$9.61	$10.77
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.81	$16.97	$15.00	$13.82	$14.73	$13.67	$10.73	$9.40	$9.92	$8.75
End of period	$17.13	$14.81	$16.97	$15.00	$13.82	$14.73	$13.67	$10.73	$9.40	$9.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	59	64

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.92	$21.16	$18.28	$17.87	$18.26	$17.15	$12.40	$10.99	$10.28	$9.43
End of period	$24.93	$19.92	$21.16	$18.28	$17.87	$18.26	$17.15	$12.40	$10.99	$10.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$17.31	$19.01	$16.52	$16.22	$19.46	$17.04	$11.75	$10.64	$10.32	$9.33
End of period	$20.31	$17.31	$19.01	$16.52	$16.22	$19.46	$17.04	$11.75	$10.64	$10.32
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.11	$17.85	$14.97	$14.60	$15.12	$14.67	$12.05	$10.76	$11.68	$10.31
End of period	$19.76	$16.11	$17.85	$14.97	$14.60	$15.12	$14.67	$12.05	$10.76	$11.68
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$10.67	$11.29	$10.92	$10.75	$11.28	$11.31	$11.19	$10.63	$10.65	$10.13
End of period	$11.46	$10.67	$11.29	$10.92	$10.75	$11.28	$11.31	$11.19	$10.63	$10.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$15.93	$17.51	$14.95	$14.59	$15.11	$14.79	$12.47	$11.18	$11.93	$10.62
End of period	$19.18	$15.93	$17.51	$14.95	$14.59	$15.11	$14.79	$12.47	$11.18	$11.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,883	1,990

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$14.40	$15.65	$13.95	$13.65	$14.22	$14.06	$12.55	$11.41	$11.94	$10.90
End of period	$16.59	$14.40	$15.65	$13.95	$13.65	$14.22	$14.06	$12.55	$11.41	$11.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	636	654

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.79	$28.57	$25.64	$23.36	$24.92	$23.14	$18.25	$16.22	$17.11	$15.56
End of period	$30.58	$24.79	$28.57	$25.64	$23.36	$24.92	$23.14	$18.25	$16.22	$17.11
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 3.35%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.50	$6.88	$7.33	$5.99	$8.12	$9.79	$9.24	$9.50	$10.46	$9.21
End of period	$6.11	$5.50	$6.88	$7.33	$5.99	$8.12	$9.79	$9.24	$9.50	$10.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$13.64	$14.17	$13.90	$13.99	$14.41	$14.33	$15.14	$14.48	$14.28	N/A
End of period	$14.22	$13.64	$14.17	$13.90	$13.99	$14.41	$14.33	$15.14	$14.48	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,405	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.02	$12.99	$12.22	$11.07	$12.36	$12.38	$11.22	$10.21	$10.05	$9.23
End of period	$13.49	$12.02	$12.99	$12.22	$11.07	$12.36	$12.38	$11.22	$10.21	$10.05
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1	—

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$13.08	$13.47	$13.59	$13.85	$14.26	$13.99	$14.99	$14.96	$14.08	$13.56
End of period	$13.47	$13.08	$13.47	$13.59	$13.85	$14.26	$13.99	$14.99	$14.96	$14.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,266	1,343

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$17.78	$23.11	$24.62	$20.01	$26.96	$31.10	$25.66	$25.43	$25.46	$22.10
End of period	$18.68	$17.78	$23.11	$24.62	$20.01	$26.96	$31.10	$25.66	$25.43	$25.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	593	629

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$12.96	$15.57	$12.87	$13.20	$13.80	$15.20	$12.94	$11.23	$13.00	$12.58
End of period	$15.19	$12.96	$15.57	$12.87	$13.20	$13.80	$15.20	$12.94	$11.23	$13.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.77	$17.15	$14.63	$13.59	$13.93	$12.74	$10.01	$8.98	$9.19	$8.31
End of period	$19.95	$15.77	$17.15	$14.63	$13.59	$13.93	$12.74	$10.01	$8.98	$9.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	9	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$10.55	$11.16	$11.19	$11.00	$11.74	$11.76	$13.38	$12.76	$11.81	N/A
End of period	$11.06	$10.55	$11.16	$11.19	$11.00	$11.74	$11.76	$13.38	$12.76	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	1,683	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.92	$17.10	$15.12	$13.93	$14.86	$13.80	$10.84	$9.45	$9.89	$8.74
End of period	$17.25	$14.92	$17.10	$15.12	$13.93	$14.86	$13.80	$10.84	$9.45	$9.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	3	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.59	$28.35	$25.44	$23.19	$24.76	$23.00	$18.15	$16.13	$17.03	$15.48
End of period	$30.32	$24.59	$28.35	$25.44	$23.19	$24.76	$23.00	$18.15	$16.13	$17.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$8.83	$11.07	$8.91	$9.22	$9.88	$11.42	$9.73	$8.59	$10.19	$9.79
End of period	$10.16	$8.83	$11.07	$8.91	$9.22	$9.88	$11.42	$9.73	$8.59	$10.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$13.61	$14.14	$13.88	$13.97	$14.39	$14.31	$15.11	$14.46	$14.27	$13.72
End of period	$14.19	$13.61	$14.14	$13.88	$13.97	$14.39	$14.31	$15.11	$14.46	$14.27
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$12.72	$14.06	$13.19	$13.32	$13.91	$12.51	$12.58	$10.14	$11.19	$9.88
End of period	$15.08	$12.72	$14.06	$13.19	$13.32	$13.91	$12.51	$12.58	$10.14	$11.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$12.29	$14.96	$12.56	$13.15	$13.88	$14.32	$12.44	$11.12	$12.35	$11.37
End of period	$15.22	$12.29	$14.96	$12.56	$13.15	$13.88	$14.32	$12.44	$11.12	$12.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.49	$12.03	$9.67	$8.38	$10.66	$11.64	$12.17	$10.30	$12.95	$10.99
End of period	$10.82	$9.49	$12.03	$9.67	$8.38	$10.66	$11.64	$12.17	$10.30	$12.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$10.16	$10.57	$10.61	$10.77	$11.15	$10.92	$11.61	$11.58	$11.18	$10.92
End of period	$10.60	$10.16	$10.57	$10.61	$10.77	$11.15	$10.92	$11.61	$11.58	$11.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.28	$6.89	$6.89	$5.76	$5.80	$5.69	$4.86	$4.18	$4.46	$3.76
End of period	$7.67	$6.28	$6.89	$6.89	$5.76	$5.80	$5.69	$4.86	$4.18	$4.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	$19.55	$20.48	$17.34	$16.89	$16.50	$15.40	$11.28	$9.45	$9.17	$7.73
End of period	$23.99	$19.55	$20.48	$17.34	$16.89	$16.50	$15.40	$11.28	$9.45	$9.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$13.79	$14.86	$12.04	$10.75	$11.18	$10.53	$8.35	$7.76	$6.80	$5.64
End of period	$16.59	$13.79	$14.86	$12.04	$10.75	$11.18	$10.53	$8.35	$7.76	$6.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$17.74	$23.07	$24.57	$19.98	$26.92	$31.05	$25.62	$25.40	$25.43	$22.08
End of period	$18.64	$17.74	$23.07	$24.57	$19.98	$26.92	$31.05	$25.62	$25.40	$25.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$9.85	$11.83	$10.25	$8.54	$8.93	$8.17	$6.34	$5.20	$6.17	$5.62
End of period	$12.48	$9.85	$11.83	$10.25	$8.54	$8.93	$8.17	$6.34	$5.20	$6.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.59	$12.08	$9.16	$8.36	$8.29	$7.10	$5.82	$5.41	$5.62	$5.18
End of period	$16.59	$11.59	$12.08	$9.16	$8.36	$8.29	$7.10	$5.82	$5.41	$5.62
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$12.58	$15.11	$12.50	$12.82	$13.41	$14.76	$12.57	$11.02	$12.99	$12.57
End of period	$14.74	$12.58	$15.11	$12.50	$12.82	$13.41	$14.76	$12.57	$11.02	$12.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$13.51	$15.33	$13.07	$12.64	$14.25	$13.29	$12.13	$10.21	$11.51	$10.38
End of period	$16.63	$13.51	$15.33	$13.07	$12.64	$14.25	$13.29	$12.13	$10.21	$11.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$22.40	$23.32	$18.26	$17.49	$17.83	$15.57	$11.41	$9.87	$10.00	$8.83
End of period	$30.02	$22.40	$23.32	$18.26	$17.49	$17.83	$15.57	$11.41	$9.87	$10.00
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.62	$25.29	$22.61	$19.46	$20.68	$19.58	$15.23	$13.43	$14.20	$11.67
End of period	$26.25	$21.62	$25.29	$22.61	$19.46	$20.68	$19.58	$15.23	$13.43	$14.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.83	$17.22	$14.70	$13.64	$13.99	$12.79	$10.05	$9.01	$9.18	$8.30
End of period	$20.03	$15.83	$17.22	$14.70	$13.64	$13.99	$12.79	$10.05	$9.01	$9.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.34	$21.96	$20.13	$16.54	$17.92	$17.71	$13.23	$11.81	$12.76	$10.45
End of period	$22.86	$19.34	$21.96	$20.13	$16.54	$17.92	$17.71	$13.23	$11.81	$12.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.49	$18.46	$14.02	$14.48	$14.43	$14.64	$11.99	$10.29	$11.60	$10.39
End of period	$19.66	$15.49	$18.46	$14.02	$14.48	$14.43	$14.64	$11.99	$10.29	$11.60
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$13.66	$14.92	$14.35	$12.68	$14.09	$14.55	$13.91	$12.32	$12.17	$10.88
End of period	$15.14	$13.66	$14.92	$14.35	$12.68	$14.09	$14.55	$13.91	$12.32	$12.17
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.71	$16.85	$14.90	$13.74	$14.65	$13.61	$10.69	$9.36	$9.89	$8.73
End of period	$17.00	$14.71	$16.85	$14.90	$13.74	$14.65	$13.61	$10.69	$9.36	$9.89
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$15.77	$17.34	$14.81	$14.46	$14.99	$14.67	$12.38	$11.10	$11.85	$10.55
End of period	$18.97	$15.77	$17.34	$14.81	$14.46	$14.99	$14.67	$12.38	$11.10	$11.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.41	$46.60	$36.06	$36.77	$34.35	$32.68	$24.37	$21.21	$22.20	$19.66
End of period	$56.32	$44.41	$46.60	$36.06	$36.77	$34.35	$32.68	$24.37	$21.21	$22.20
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.59	$28.36	$25.45	$23.21	$24.77	$23.01	$18.16	$16.14	$17.04	$15.50
End of period	$30.32	$24.59	$28.36	$25.45	$23.21	$24.77	$23.01	$18.16	$16.14	$17.04
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 3.41%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$30.14	$31.85	$25.90	$25.34	$27.50	$27.68	$21.95	$19.95	$21.13	$16.12
End of period	$39.59	$30.14	$31.85	$25.90	$25.34	$27.50	$27.68	$21.95	$19.95	$21.13
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	133	145

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.16	$17.19	$16.01	$13.39	$15.29	$15.80	$12.17	$10.70	$11.38	$9.29
End of period	$17.14	$14.16	$17.19	$16.01	$13.39	$15.29	$15.80	$12.17	$10.70	$11.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	264	262

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	$10.49	$11.42	$10.12	$9.90	$10.41	$10.71	$9.59	$8.78	$9.54	$9.05
End of period	$12.25	$10.49	$11.42	$10.12	$9.90	$10.41	$10.71	$9.59	$8.78	$9.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.29	$35.85	$27.75	$28.59	$27.84	$26.46	$19.70	$18.43	$18.92	$17.37
End of period	$45.13	$35.29	$35.85	$27.75	$28.59	$27.84	$26.46	$19.70	$18.43	$18.92
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	140	141

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$8.74	$10.96	$8.83	$9.13	$9.80	$11.33	$9.65	$8.53	$10.12	$9.74
End of period	$10.05	$8.74	$10.96	$8.83	$9.13	$9.80	$11.33	$9.65	$8.53	$10.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	283	269

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$13.47	$14.00	$13.75	$13.85	$14.27	$14.20	$15.00	$14.36	$14.18	$13.64
End of period	$14.04	$13.47	$14.00	$13.75	$13.85	$14.27	$14.20	$15.00	$14.36	$14.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	350	325

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$15.82	$16.64	$16.71	$16.93	$17.45	$17.13	$17.92	$17.21	$16.75	$16.11
End of period	$16.70	$15.82	$16.64	$16.71	$16.93	$17.45	$17.13	$17.92	$17.21	$16.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	144	135

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$12.64	$13.97	$13.12	$13.25	$13.84	$12.45	$12.54	$10.11	$11.16	$9.86
End of period	$14.97	$12.64	$13.97	$13.12	$13.25	$13.84	$12.45	$12.54	$10.11	$11.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$12.14	$14.80	$12.43	$13.01	$13.74	$14.18	$12.34	$11.03	$12.25	$11.29
End of period	$15.04	$12.14	$14.80	$12.43	$13.01	$13.74	$14.18	$12.34	$11.03	$12.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.43	$24.41	$20.21	$18.75	$19.75	$18.93	$14.02	$12.33	$12.93	$10.60
End of period	$25.77	$21.43	$24.41	$20.21	$18.75	$19.75	$18.93	$14.02	$12.33	$12.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$12.90	$13.29	$13.41	$13.68	$14.09	$13.83	$14.83	$14.81	$13.95	$13.45
End of period	$13.27	$12.90	$13.29	$13.41	$13.68	$14.09	$13.83	$14.83	$14.81	$13.95
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$9.96	$10.37	$10.41	$10.57	$10.95	$10.73	$11.41	$11.43	$11.08	$10.88
End of period	$10.39	$9.96	$10.37	$10.41	$10.57	$10.95	$10.73	$11.41	$11.43	$11.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	8	9

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$6.22	$6.83	$6.83	$5.72	$5.76	$5.64	$4.83	$4.15	$4.43	$3.74
End of period	$7.60	$6.22	$6.83	$6.83	$5.72	$5.76	$5.64	$4.83	$4.15	$4.43
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$13.66	$14.73	$11.94	$10.66	$11.10	$10.46	$8.29	$7.71	$6.76	$5.61
End of period	$16.43	$13.66	$14.73	$11.94	$10.66	$11.10	$10.46	$8.29	$7.71	$6.76
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$17.61	$22.90	$24.41	$19.85	$26.77	$30.89	$25.50	$25.29	$25.33	$22.01
End of period	$18.49	$17.61	$22.90	$24.41	$19.85	$26.77	$30.89	$25.50	$25.29	$25.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	210	238

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$21.83	$21.52	$18.16	$19.53	$18.96	$15.68	$11.51	$10.05	$9.38	$9.34
End of period	$25.60	$21.83	$21.52	$18.16	$19.53	$18.96	$15.68	$11.51	$10.05	$9.38
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$13.38	$15.19	$12.97	$12.54	$14.14	$13.20	$12.06	$10.15	$11.45	$10.33
End of period	$16.46	$13.38	$15.19	$12.97	$12.54	$14.14	$13.20	$12.06	$10.15	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.73	$17.11	$14.61	$13.57	$13.92	$12.74	$10.01	$8.98	$9.16	$8.28
End of period	$19.89	$15.73	$17.11	$14.61	$13.57	$13.92	$12.74	$10.01	$8.98	$9.16
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.15	$21.76	$19.95	$16.40	$17.78	$17.58	$13.14	$11.73	$12.69	$10.39
End of period	$22.62	$19.15	$21.76	$19.95	$16.40	$17.78	$17.58	$13.14	$11.73	$12.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.22	$17.83	$16.32	$14.86	$16.89	$15.45	$12.04	$10.55	$11.67	$9.72
End of period	$19.25	$15.22	$17.83	$16.32	$14.86	$16.89	$15.45	$12.04	$10.55	$11.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	10	10

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.40	$18.36	$13.95	$14.42	$14.37	$14.59	$11.96	$10.27	$11.57	$10.38
End of period	$19.54	$15.40	$18.36	$13.95	$14.42	$14.37	$14.59	$11.96	$10.27	$11.57
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	242	235

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$13.52	$14.77	$14.22	$12.57	$13.97	$14.43	$13.80	$12.23	$12.09	$10.82
End of period	$14.97	$13.52	$14.77	$14.22	$12.57	$13.97	$14.43	$13.80	$12.23	$12.09
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	208	201

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.60	$16.74	$14.81	$13.66	$14.57	$13.55	$10.64	$9.33	$9.86	$8.71
End of period	$16.87	$14.60	$16.74	$14.81	$13.66	$14.57	$13.55	$10.64	$9.33	$9.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.90	$46.08	$35.68	$36.40	$34.02	$32.38	$24.16	$21.03	$22.02	$19.51
End of period	$55.63	$43.90	$46.08	$35.68	$36.40	$34.02	$32.38	$24.16	$21.03	$22.02
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	372	383

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.39	$28.14	$25.27	$23.05	$24.62	$22.88	$18.07	$16.07	$16.97	$15.45
End of period	$30.06	$24.39	$28.14	$25.27	$23.05	$24.62	$22.88	$18.07	$16.07	$16.97
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 3.445%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.09	$17.12	$15.95	$13.34	$15.24	$15.75	$12.13	$10.68	$11.36	$9.27
End of period	$17.05	$14.09	$17.12	$15.95	$13.34	$15.24	$15.75	$12.13	$10.68	$11.36
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.38	$6.73	$7.17	$5.87	$7.96	$9.61	$9.08	$9.33	$10.42	$9.18
End of period	$5.96	$5.38	$6.73	$7.17	$5.87	$7.96	$9.61	$9.08	$9.33	$10.42
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.38	$10.18	$8.97	$8.39	$9.28	$9.84	$7.81	$6.63	$7.30	$7.06
End of period	$9.27	$8.38	$10.18	$8.97	$8.39	$9.28	$9.84	$7.81	$6.63	$7.30
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	$9.61	$10.99	$10.17	$9.28	$10.24	$10.33	$8.62	$7.70	$8.08	$7.57
End of period	$10.93	$9.61	$10.99	$10.17	$9.28	$10.24	$10.33	$8.62	$7.70	$8.08
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$12.60	$13.93	$13.08	$13.22	$13.82	$12.43	$12.52	$10.10	$11.15	$9.85
End of period	$14.91	$12.60	$13.93	$13.08	$13.22	$13.82	$12.43	$12.52	$10.10	$11.15
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$29.99	$32.68	$26.14	$26.91	$27.04	$25.17	$18.34	$16.33	$17.96	$14.80
End of period	$40.54	$29.99	$32.68	$26.14	$26.91	$27.04	$25.17	$18.34	$16.33	$17.96
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$17.49	$22.75	$24.26	$19.74	$26.62	$30.74	$25.38	$25.18	$25.23	$21.92
End of period	$18.36	$17.49	$22.75	$24.26	$19.74	$26.62	$30.74	$25.38	$25.18	$25.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$9.70	$11.66	$10.11	$8.43	$8.83	$8.08	$6.27	$5.15	$6.12	$5.58
End of period	$12.28	$9.70	$11.66	$10.11	$8.43	$8.83	$8.08	$6.27	$5.15	$6.12
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.40	$11.90	$9.03	$8.25	$8.18	$7.02	$5.76	$5.36	$5.56	$5.14
End of period	$16.31	$11.40	$11.90	$9.03	$8.25	$8.18	$7.02	$5.76	$5.36	$5.56
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.25	$17.88	$16.37	$14.92	$16.96	$15.52	$12.10	$10.61	$11.75	$9.78
End of period	$19.29	$15.25	$17.88	$16.37	$14.92	$16.96	$15.52	$12.10	$10.61	$11.75
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.53	$16.66	$14.75	$13.61	$14.52	$13.50	$10.61	$9.31	$9.84	$8.69
End of period	$16.78	$14.53	$16.66	$14.75	$13.61	$14.52	$13.50	$10.61	$9.31	$9.84
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$17.06	$18.75	$16.32	$16.04	$19.27	$16.90	$11.67	$10.58	$10.28	$9.30
End of period	$19.99	$17.06	$18.75	$16.32	$16.04	$19.27	$16.90	$11.67	$10.58	$10.28
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.47%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.48	$16.61	$14.70	$13.57	$14.49	$13.47	$10.59	$9.29	$9.82	$8.68
End of period	$16.72	$14.48	$16.61	$14.70	$13.57	$14.49	$13.47	$10.59	$9.29	$9.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,833	3,045

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.93	$15.17	$13.53	$13.27	$13.84	$13.71	$12.26	$11.16	$11.70	$10.70
End of period	$16.03	$13.93	$15.17	$13.53	$13.27	$13.84	$13.71	$12.26	$11.16	$11.70
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	2,346	2,521

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.51%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$29.47	$31.17	$25.37	$24.85	$27.00	$27.20	$21.59	$19.65	$20.83	N/A
End of period	$38.67	$29.47	$31.17	$25.37	$24.85	$27.00	$27.20	$21.59	$19.65	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.33	$6.68	$7.12	$5.83	$7.92	$9.56	$9.04	$9.29	$10.39	$9.16
End of period	$5.91	$5.33	$6.68	$7.12	$5.83	$7.92	$9.56	$9.04	$9.29	$10.39
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$8.56	$10.75	$8.67	$8.97	$9.64	$11.16	$9.51	$8.41	$9.99	$9.62
End of period	$9.83	$8.56	$10.75	$8.67	$8.97	$9.64	$11.16	$9.51	$8.41	$9.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$13.19	$13.73	$13.49	$13.60	$14.03	$13.98	$14.78	$14.17	$13.99	$13.47
End of period	$13.73	$13.19	$13.73	$13.49	$13.60	$14.03	$13.98	$14.78	$14.17	$13.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$15.46	$16.27	$16.36	$16.59	$17.12	$16.82	$17.61	$16.92	$16.49	$15.87
End of period	$16.30	$15.46	$16.27	$16.36	$16.59	$17.12	$16.82	$17.61	$16.92	$16.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$12.47	$13.79	$12.96	$13.11	$13.71	$12.34	$12.44	$10.04	$11.10	$9.81
End of period	$14.75	$12.47	$13.79	$12.96	$13.11	$13.71	$12.34	$12.44	$10.04	$11.10
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$12.60	$12.99	$13.13	$13.40	$13.82	$13.58	$14.57	$14.57	$13.73	$13.25
End of period	$12.95	$12.60	$12.99	$13.13	$13.40	$13.82	$13.58	$14.57	$14.57	$13.73
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	728	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.32	$11.82	$9.52	$8.26	$10.53	$11.51	$12.05	$10.21	$12.86	$10.93
End of period	$10.60	$9.32	$11.82	$9.52	$8.26	$10.53	$11.51	$12.05	$10.21	$12.86
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$9.91	$10.32	$10.38	$10.54	$10.93	$10.72	$11.42	$11.41	$11.03	$10.79
End of period	$10.32	$9.91	$10.32	$10.38	$10.54	$10.93	$10.72	$11.42	$11.41	$11.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$13.39	$14.46	$11.73	$10.49	$10.93	$10.31	$8.18	$7.62	$6.69	$5.56
End of period	$16.10	$13.39	$14.46	$11.73	$10.49	$10.93	$10.31	$8.18	$7.62	$6.69
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$17.23	$22.44	$23.94	$19.49	$26.30	$30.39	$25.11	$24.92	$24.99	$21.73
End of period	$18.08	$17.23	$22.44	$23.94	$19.49	$26.30	$30.39	$25.11	$24.92	$24.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	$12.26	$14.76	$12.22	$12.56	$13.15	$14.50	$12.37	$10.85	$12.81	$12.42
End of period	$14.35	$12.26	$14.76	$12.22	$12.56	$13.15	$14.50	$12.37	$10.85	$12.81
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$13.12	$14.91	$12.74	$12.33	$13.92	$13.01	$11.89	$10.02	$11.31	$10.22
End of period	$16.12	$13.12	$14.91	$12.74	$12.33	$13.92	$13.01	$11.89	$10.02	$11.31
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.07	$24.69	$22.11	$19.06	$20.29	$19.24	$14.98	$13.24	$14.01	$11.53
End of period	$25.55	$21.07	$24.69	$22.11	$19.06	$20.29	$19.24	$14.98	$13.24	$14.01
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.44	$16.81	$14.37	$13.36	$13.72	$12.57	$9.89	$8.88	$9.06	$8.20
End of period	$19.50	$15.44	$16.81	$14.37	$13.36	$13.72	$12.57	$9.89	$8.88	$9.06
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.85	$21.44	$19.68	$16.19	$17.57	$17.39	$13.01	$11.63	$12.59	$10.32
End of period	$22.25	$18.85	$21.44	$19.68	$16.19	$17.57	$17.39	$13.01	$11.63	$12.59
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.09	$18.01	$13.70	$14.18	$14.14	$14.38	$11.79	$10.14	$11.44	$10.27
End of period	$19.13	$15.09	$18.01	$13.70	$14.18	$14.14	$14.38	$11.79	$10.14	$11.44
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$10.35	$10.97	$11.02	$10.85	$11.60	$11.63	$13.25	$12.66	$11.74	$11.28
End of period	$10.83	$10.35	$10.97	$11.02	$10.85	$11.60	$11.63	$13.25	$12.66	$11.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$13.24	$14.48	$13.95	$12.35	$13.74	$14.21	$13.60	$12.07	$11.94	$10.69
End of period	$14.65	$13.24	$14.48	$13.95	$12.35	$13.74	$14.21	$13.60	$12.07	$11.94
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$13.19	$17.10	$15.76	$12.81	$14.43	$13.53	$9.93	$8.84	$9.88	N/A
End of period	$15.18	$13.19	$17.10	$15.76	$12.81	$14.43	$13.53	$9.93	$8.84	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.40	$16.52	$14.63	$13.51	$14.43	$13.42	$10.56	$9.26	$9.80	$8.66
End of period	$16.62	$14.40	$16.52	$14.63	$13.51	$14.43	$13.42	$10.56	$9.26	$9.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.81	$15.05	$13.43	$13.18	$13.75	$13.63	$12.18	$11.10	$11.64	$10.65
End of period	$15.89	$13.81	$15.05	$13.43	$13.18	$13.75	$13.63	$12.18	$11.10	$11.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.00	$27.72	$24.92	$22.75	$24.32	$22.63	$17.88	$15.92	$16.83	$15.34
End of period	$29.55	$24.00	$27.72	$24.92	$22.75	$24.32	$22.63	$17.88	$15.92	$16.83
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Accumulation Unit Values
Contract with Endorsements - 3.61%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$28.83	$30.52	$24.86	$24.37	$26.51	$26.74	$21.25	$19.35	$20.54	$15.70
End of period	$37.78	$28.83	$30.52	$24.86	$24.37	$26.51	$26.74	$21.25	$19.35	$20.54
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	147

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$13.77	$16.76	$15.64	$13.10	$15.00	$15.53	$11.98	$10.56	$11.25	$9.20
End of period	$16.64	$13.77	$16.76	$15.64	$13.10	$15.00	$15.53	$11.98	$10.56	$11.25
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$10.18	$11.43	$10.41	$10.38	$10.91	$11.10	$10.07	$9.53	$10.27	N/A
End of period	$11.56	$10.18	$11.43	$10.41	$10.38	$10.91	$11.10	$10.07	$9.53	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	$5.27	$6.60	$7.05	$5.78	$7.85	$9.50	$8.99	$9.25	$10.35	$9.14
End of period	$5.83	$5.27	$6.60	$7.05	$5.78	$7.85	$9.50	$8.99	$9.25	$10.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.65	$34.25	$26.57	$27.42	$26.76	$25.48	$19.01	$17.82	$18.33	N/A
End of period	$42.94	$33.65	$34.25	$26.57	$27.42	$26.76	$25.48	$19.01	$17.82	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$8.38	$10.54	$8.50	$8.81	$9.48	$10.98	$9.37	$8.29	$9.87	$9.51
End of period	$9.62	$8.38	$10.54	$8.50	$8.81	$9.48	$10.98	$9.37	$8.29	$9.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$12.92	$13.46	$13.24	$13.36	$13.79	$13.76	$14.56	$13.97	$13.82	$13.31
End of period	$13.44	$12.92	$13.46	$13.24	$13.36	$13.79	$13.76	$14.56	$13.97	$13.82
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$15.09	$15.90	$16.00	$16.25	$16.78	$16.51	$17.30	$16.64	$16.24	$15.64
End of period	$15.90	$15.09	$15.90	$16.00	$16.25	$16.78	$16.51	$17.30	$16.64	$16.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	$10.05	$11.42	$10.66	$10.66	$12.17	$13.15	$11.02	$9.75	$10.92	N/A
End of period	$11.72	$10.05	$11.42	$10.66	$10.66	$12.17	$13.15	$11.02	$9.75	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division
Accumulation unit value:
Beginning of period	$8.22	$10.00	$8.82	$8.27	$9.16	$9.73	$7.74	$6.57	$7.26	$7.03
End of period	$9.08	$8.22	$10.00	$8.82	$8.27	$9.16	$9.73	$7.74	$6.57	$7.26
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$9.64	$10.92	$9.83	$9.35	$11.06	$12.06	$13.56	$11.72	$12.74	$11.38
End of period	$10.52	$9.64	$10.92	$9.83	$9.35	$11.06	$12.06	$13.56	$11.72	$12.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	586

JNL/GQG Emerging Markets Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	$6.78	$8.48	$5.77	$6.19	$6.76	$6.29	$6.68	$5.61	$8.07	$7.15
End of period	$7.51	$6.78	$8.48	$5.77	$6.19	$6.76	$6.29	$6.68	$5.61	$8.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$12.30	$13.62	$12.81	$12.97	$13.58	$12.24	$12.35	$9.98	$11.03	$9.76
End of period	$14.53	$12.30	$13.62	$12.81	$12.97	$13.58	$12.24	$12.35	$9.98	$11.03
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$11.58	$14.14	$11.90	$12.48	$13.21	$13.66	$11.91	$10.67	$11.87	$10.96
End of period	$14.31	$11.58	$14.14	$11.90	$12.48	$13.21	$13.66	$11.91	$10.67	$11.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$28.86	$31.50	$25.23	$26.02	$26.19	$24.42	$17.82	$15.90	$17.51	$14.46
End of period	$38.94	$28.86	$31.50	$25.23	$26.02	$26.19	$24.42	$17.82	$15.90	$17.51
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$12.30	$12.70	$12.84	$13.12	$13.55	$13.32	$14.32	$14.32	$13.52	$13.06
End of period	$12.63	$12.30	$12.70	$12.84	$13.12	$13.55	$13.32	$14.32	$14.32	$13.52
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$9.20	$11.68	$9.42	$8.18	$10.44	$11.42	$11.97	$10.16	$12.80	$10.89
End of period	$10.46	$9.20	$11.68	$9.42	$8.18	$10.44	$11.42	$11.97	$10.16	$12.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	601

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$9.74	$10.16	$10.22	$10.40	$10.79	$10.59	$11.29	$11.30	$10.93	$10.70
End of period	$10.14	$9.74	$10.16	$10.22	$10.40	$10.79	$10.59	$11.29	$11.30	$10.93
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division
Accumulation unit value:
Beginning of period	$5.98	$6.58	$6.59	$5.53	$5.58	$5.48	$4.70	$4.05	$4.33	$3.67
End of period	$7.29	$5.98	$6.58	$6.59	$5.53	$5.58	$5.48	$4.70	$4.05	$4.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,223

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	$13.14	$14.19	$11.53	$10.32	$10.76	$10.16	$8.07	$7.52	$6.61	$5.50
End of period	$15.77	$13.14	$14.19	$11.53	$10.32	$10.76	$10.16	$8.07	$7.52	$6.61
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$16.90	$22.02	$23.52	$19.17	$25.90	$29.95	$24.77	$24.61	$24.71	$21.51
End of period	$17.71	$16.90	$22.02	$23.52	$19.17	$25.90	$29.95	$24.77	$24.61	$24.71
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	124

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division
Accumulation unit value:
Beginning of period	$9.38	$11.29	$9.81	$8.19	$8.59	$7.88	$6.13	$5.04	$5.99	$5.48
End of period	$11.86	$9.38	$11.29	$9.81	$8.19	$8.59	$7.88	$6.13	$5.04	$5.99
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.94	$20.69	$17.49	$18.86	$18.34	$15.20	$11.18	$9.78	$9.14	$9.13
End of period	$24.52	$20.94	$20.69	$17.49	$18.86	$18.34	$15.20	$11.18	$9.78	$9.14
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	$11.37	$12.78	$11.49	$10.65	$11.20	$11.03	$9.24	$8.41	$8.90	$7.97
End of period	$13.30	$11.37	$12.78	$11.49	$10.65	$11.20	$11.03	$9.24	$8.41	$8.90
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	$11.04	$11.53	$8.77	$8.03	$7.97	$6.85	$5.63	$5.25	$5.46	$5.05
End of period	$15.76	$11.04	$11.53	$8.77	$8.03	$7.97	$6.85	$5.63	$5.25	$5.46
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	1,025

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$12.87	$14.64	$12.52	$12.14	$13.71	$12.82	$11.74	$9.90	$11.19	$10.11
End of period	$15.80	$12.87	$14.64	$12.52	$12.14	$13.71	$12.82	$11.74	$9.90	$11.19
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	724

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	$21.62	$22.56	$17.71	$17.01	$17.38	$15.22	$11.18	$9.69	$9.85	$8.71
End of period	$28.89	$21.62	$22.56	$17.71	$17.01	$17.38	$15.22	$11.18	$9.69	$9.85
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	285

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.53	$21.10	$19.39	$15.97	$17.34	$17.18	$12.87	$11.51	$12.48	N/A
End of period	$21.85	$18.53	$21.10	$19.39	$15.97	$17.34	$17.18	$12.87	$11.51	N/A
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.92	$17.51	$16.06	$14.66	$16.69	$15.30	$11.95	$10.50	$11.65	$9.71
End of period	$18.83	$14.92	$17.51	$16.06	$14.66	$16.69	$15.30	$11.95	$10.50	$11.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$14.83	$17.72	$13.49	$13.97	$13.95	$14.19	$11.66	$10.03	$11.33	$10.18
End of period	$18.78	$14.83	$17.72	$13.49	$13.97	$13.95	$14.19	$11.66	$10.03	$11.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.97	$14.20	$13.69	$12.13	$13.51	$13.98	$13.40	$11.90	$11.79	$10.57
End of period	$14.33	$12.97	$14.20	$13.69	$12.13	$13.51	$13.98	$13.40	$11.90	$11.79
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	427

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	$11.42	$15.36	$16.29	$12.56	$13.72	$13.74	$10.41	$9.48	$10.65	$9.14
End of period	$12.51	$11.42	$15.36	$16.29	$12.56	$13.72	$13.74	$10.41	$9.48	$10.65
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	$14.19	$16.30	$14.45	$13.36	$14.28	$13.30	$10.47	$9.20	$9.74	$8.62
End of period	$16.37	$14.19	$16.30	$14.45	$13.36	$14.28	$13.30	$10.47	$9.20	$9.74
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.27	$20.53	$17.79	$17.45	$17.87	$16.84	$12.21	$10.86	$10.18	$9.38
End of period	$24.04	$19.27	$20.53	$17.79	$17.45	$17.87	$16.84	$12.21	$10.86	$10.18
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$16.75	$18.44	$16.07	$15.83	$19.05	$16.73	$11.57	$10.51	$10.23	$9.27
End of period	$19.59	$16.75	$18.44	$16.07	$15.83	$19.05	$16.73	$11.57	$10.51	$10.23
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$15.13	$16.82	$14.15	$13.84	$14.38	$13.99	$11.53	$10.32	$11.24	$9.95
End of period	$18.51	$15.13	$16.82	$14.15	$13.84	$14.38	$13.99	$11.53	$10.32	$11.24
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$14.97	$16.51	$14.13	$13.83	$14.37	$14.11	$11.93	$10.73	$11.48	$10.25
End of period	$17.97	$14.97	$16.51	$14.13	$13.83	$14.37	$14.11	$11.93	$10.73	$11.48
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.53	$14.75	$13.18	$12.94	$13.52	$13.42	$12.01	$10.94	$11.49	$10.53
End of period	$15.55	$13.53	$14.75	$13.18	$12.94	$13.52	$13.42	$12.01	$10.94	$11.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.87	$44.04	$34.17	$34.92	$32.71	$31.19	$23.32	$20.35	$21.35	$18.95
End of period	$52.96	$41.87	$44.04	$34.17	$34.92	$32.71	$31.19	$23.32	$20.35	$21.35
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.91%

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Aggressive Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Conservative Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL iShares Tactical Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL iShares Tactical Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Multi-Manager Mid Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL Multi-Manager Small Cap Growth Division
Accumulation unit value:
Beginning of period	$26.96	$28.63	$23.40	$23.00	$25.09	$25.39	$20.23	$18.48	$19.67	$15.08
End of period	$35.23	$26.96	$28.63	$23.40	$23.00	$25.09	$25.39	$20.23	$18.48	$19.67
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL Multi-Manager Small Cap Value Division
Accumulation unit value:
Beginning of period	$13.22	$16.14	$15.11	$12.69	$14.57	$15.13	$11.71	$10.35	$11.07	$9.07
End of period	$15.93	$13.22	$16.14	$15.11	$12.69	$14.57	$15.13	$11.71	$10.35	$11.07
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/American Funds Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Capital Income Builder Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/American Funds Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Large Cap Relaxed Constraint Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/AQR Managed Futures Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Natural Resources Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Boston Partners Global Long Short Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Causeway International Value Select Division
Accumulation unit value:
Beginning of period	$7.87	$9.93	$8.04	$8.36	$9.01	$10.47	$8.96	$7.96	$9.49	$9.18
End of period	$9.01	$7.87	$9.93	$8.04	$8.36	$9.01	$10.47	$8.96	$7.96	$9.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/ClearBridge Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Crescent High Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DFA Moderate Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Core Fixed Income Division
Accumulation unit value:
Beginning of period	$12.14	$12.68	$12.51	$12.66	$13.12	$13.12	$13.93	$13.40	$13.29	$12.85
End of period	$12.59	$12.14	$12.68	$12.51	$12.66	$13.12	$13.12	$13.93	$13.40	$13.29
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/DoubleLine Emerging Markets Fixed Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DoubleLine Shiller Enhanced CAPE Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/DoubleLine Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eaton Vance Global Macro Absolute Return Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FAMCO Flex Core Covered Call Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Fidelity Institutional Asset Management Total Bond Division
Accumulation unit value:
Beginning of period	$14.06	$14.86	$15.00	$15.27	$15.82	$15.61	$16.40	$15.83	$15.49	$14.97
End of period	$14.77	$14.06	$14.86	$15.00	$15.27	$15.82	$15.61	$16.40	$15.83	$15.49
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/First State Global Infrastructure Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/FPA + Doubleline Flexible Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Franklin Templeton Global Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/GQG Emerging Markets Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Harris Oakmark Global Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Heitman U.S. Focused Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Diversified Dividend Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$10.79	$13.21	$11.15	$11.73	$12.45	$12.92	$11.29	$10.15	$11.33	$10.49
End of period	$13.29	$10.79	$13.21	$11.15	$11.73	$12.45	$12.92	$11.29	$10.15	$11.33
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan Hedged Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard International Strategic Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Bond Index Division
Accumulation unit value:
Beginning of period	$9.26	$9.68	$9.77	$9.97	$10.38	$10.22	$10.93	$10.97	$10.64	$10.45
End of period	$9.61	$9.26	$9.68	$9.77	$9.97	$10.38	$10.22	$10.93	$10.97	$10.64
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Communication Services Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Discretionary Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Consumer Staples Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Dow Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Energy Sector Division
Accumulation unit value:
Beginning of period	$15.94	$20.84	$22.32	$18.24	$24.72	$28.67	$23.79	$23.71	$23.87	$20.84
End of period	$16.65	$15.94	$20.84	$22.32	$18.24	$24.72	$28.67	$23.79	$23.71	$23.87
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Equity Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Industrials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Information Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Materials Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon MSCI KLD 400 Social Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon MSCI World Index Division
Accumulation unit value:
Beginning of period	$12.14	$13.85	$11.87	$11.54	$13.08	$12.27	$11.26	$9.53	$10.80	$9.80
End of period	$14.85	$12.14	$13.85	$11.87	$11.54	$13.08	$12.27	$11.26	$9.53	$10.80
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Mellon Nasdaq 100 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Real Estate Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Growth Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 1500 Value Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Mellon S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Utilities Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MFS Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.32	$16.86	$15.51	$14.20	$16.22	$14.91	$11.68	$10.29	$11.45	$9.57
End of period	$18.02	$14.32	$16.86	$15.51	$14.20	$16.22	$14.91	$11.68	$10.29	$11.45
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

JNL/Morningstar Wide Moat Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Currency Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Nicholas Convertible Arbitrage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Investment Grade Credit Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Total Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/RAFI Fundamental Asia Developed Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental Europe Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Fundamental U.S Small Cap Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/RAFI Multi-Factor U.S. Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P International 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Capital Appreciation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.00	$41.15	$32.02	$32.82	$30.83	$29.49	$22.12	$19.36	$20.37	$18.14
End of period	$49.18	$39.00	$41.15	$32.02	$32.82	$30.83	$29.49	$22.12	$19.36	$20.37
Accumulation units outstanding at the end of period	—	—	—	—	—	—	—	—	—	—

Investment Divisions	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2019

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Assets
Investments, at fair value	$1,427,117,160	$8,118,135	$427,061,318	$3,152,694	$2,261,023,227	$11,608,831	$200,084,401
Receivables:
Investments in Fund shares sold	419,164	12,583	218,357	39	498,439	18,935	79,201
Investment Division units sold	267,894	—	1,114,685	—	155,570	—	41,053
Total assets	1,427,804,218	8,130,718	428,394,360	3,152,733	2,261,677,236	11,627,766	200,204,655

Liabilities
Payables:
Investments in Fund shares purchased	267,894	—	1,114,685	—	155,570	—	41,053
Investment Division units redeemed	368,755	12,486	204,838	—	417,550	18,798	73,566
Insurance fees due to Jackson	50,409	97	13,519	39	80,889	137	5,635
Total liabilities	687,058	12,583	1,333,042	39	654,009	18,935	120,254
Net assets	$1,427,117,160	$8,118,135	$427,061,318	$3,152,694	$2,261,023,227	$11,608,831	$200,084,401

Investments in Funds, shares outstanding	97,347,692	550,009	33,079,885	242,702	148,263,818	756,276	17,944,789
Investments in Funds, at cost	$1,121,581,439	$7,185,930	$392,076,236	$2,988,277	$1,733,356,745	$10,520,235	$190,061,425

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	17,712,009	27,937	4,324,957	10,569	28,527,310	37,821	2,222,096
Total expenses	17,712,009	27,937	4,324,957	10,569	28,527,310	37,821	2,222,096
Net investment income (loss)	(17,712,009)	(27,937)	(4,324,957)	(10,569)	(28,527,310)	(37,821)	(2,222,096)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	43,214,907	51,267	7,541,473	50,919	68,078,512	110,106	327,037
Net change in unrealized appreciation
(depreciation) on investments	270,395,886	1,300,290	34,828,678	174,135	388,287,622	1,642,827	22,812,641
Net realized and unrealized gain (loss)	313,610,793	1,351,557	42,370,151	225,054	456,366,134	1,752,933	23,139,678

Net change in net assets
from operations	$295,898,784	$1,323,620	$38,045,194	$214,485	$427,838,824	$1,715,112	$20,917,582

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Assets
Investments, at fair value	$2,536,214,162	$954,975	$2,124,643,726	$1,198,099	$227,774,038	$3,075,046	$139,383,480
Receivables:
Investments in Fund shares sold	713,280	12	809,056	14	11,678	38	115,864
Investment Division units sold	26,250	—	179,435	14,188	597,054	—	138,856
Total assets	2,536,953,692	954,987	2,125,632,217	1,212,301	228,382,770	3,075,084	139,638,200

Liabilities
Payables:
Investments in Fund shares purchased	26,250	—	179,435	14,188	597,054	—	138,856
Investment Division units redeemed	618,006	—	729,207	—	5,050	—	111,684
Insurance fees due to Jackson	95,274	12	79,849	14	6,628	38	4,180
Total liabilities	739,530	12	988,491	14,202	608,732	38	254,720
Net assets	$2,536,214,162	$954,975	$2,124,643,726	$1,198,099	$227,774,038	$3,075,046	$139,383,480

Investments in Funds, shares outstanding	134,761,645	50,394	114,659,672	64,207	15,235,722	205,140	11,070,967
Investments in Funds, at cost	$2,135,765,715	$867,303	$1,832,333,503	$1,107,920	$199,354,114	$2,955,645	$129,363,406

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$3,533,456	$55,252	$2,564,823
Expenses
Asset-based charges	35,295,359	3,420	30,097,966	4,713	2,198,143	12,801	1,375,565
Total expenses	35,295,359	3,420	30,097,966	4,713	2,198,143	12,801	1,375,565
Net investment income (loss)	(35,295,359)	(3,420)	(30,097,966)	(4,713)	1,335,313	42,451	1,189,258

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	4,058,740	54,228	1,542,085
Investments	50,081,360	1,022	42,103,839	8,689	4,250,548	(3,589)	1,897,671
Net change in unrealized appreciation
(depreciation) on investments	383,373,025	120,424	271,273,389	148,453	28,191,979	441,447	10,908,890
Net realized and unrealized gain (loss)	433,454,385	121,446	313,377,228	157,142	36,501,267	492,086	14,348,646

Net change in net assets
from operations	$398,159,026	$118,026	$283,279,262	$152,429	$37,836,580	$534,537	$15,537,904

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$1,910,777	$264,879,235	$3,340,458	$563,413,187	$5,882,843	$2,219,871,730	$3,966,175
Receivables:
Investments in Fund shares sold	23	1,054,890	40	202,246	209	1,313,979	217
Investment Division units sold	—	1,045,925	—	448,036	—	200,951	—
Total assets	1,910,800	266,980,050	3,340,498	564,063,469	5,883,052	2,221,386,660	3,966,392

Liabilities
Payables:
Investments in Fund shares purchased	—	1,045,925	—	448,036	—	200,951	—
Investment Division units redeemed	—	1,047,072	—	184,825	139	1,237,460	168
Insurance fees due to Jackson	23	7,818	40	17,421	70	76,519	49
Total liabilities	23	2,100,815	40	650,282	209	1,514,930	217
Net assets	$1,910,777	$264,879,235	$3,340,458	$563,413,187	$5,882,843	$2,219,871,730	$3,966,175

Investments in Funds, shares outstanding	151,169	19,042,361	239,459	38,936,640	403,764	145,089,656	257,544
Investments in Funds, at cost	$1,825,537	$235,109,591	$3,210,938	$488,239,333	$5,489,008	$1,810,533,905	$3,576,122

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Investment Income
Dividends	$40,726	$4,807,757	$69,012	$—	$—	$—	$—
Expenses
Asset-based charges	7,001	2,663,518	12,860	5,688,535	16,371	27,201,561	14,828
Total expenses	7,001	2,663,518	12,860	5,688,535	16,371	27,201,561	14,828
Net investment income (loss)	33,725	2,144,239	56,152	(5,688,535)	(16,371)	(27,201,561)	(14,828)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	21,466	3,560,216	44,179	—	—	—	—
Investments	12,285	4,389,173	4,155	11,166,916	21,986	56,793,781	43,321
Net change in unrealized appreciation
(depreciation) on investments	133,783	28,324,108	358,201	61,370,311	508,063	324,379,724	492,166
Net realized and unrealized gain (loss)	167,534	36,273,497	406,535	72,537,227	530,049	381,173,505	535,487

Net change in net assets
from operations	$201,259	$38,417,736	$462,687	$66,848,692	$513,678	$353,971,944	$520,659

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Assets
Investments, at fair value	$15,123,273	$6,057,508	$192,437,232	$2,783,770	$1,869,734,627	$11,377,584	$665,293,985
Receivables:
Investments in Fund shares sold	1,386	1,364	132,332	1,165	1,326,188	351	405,891
Investment Division units sold	2,650	—	419,460	—	725,025	—	210,367
Total assets	15,127,309	6,058,872	192,989,024	2,784,935	1,871,785,840	11,377,935	665,910,243

Liabilities
Payables:
Investments in Fund shares purchased	2,650	—	419,460	—	725,025	—	210,367
Investment Division units redeemed	974	1,206	125,575	1,131	1,256,961	213	381,401
Insurance fees due to Jackson	412	158	6,757	34	69,227	138	24,490
Total liabilities	4,036	1,364	551,792	1,165	2,051,213	351	616,258
Net assets	$15,123,273	$6,057,508	$192,437,232	$2,783,770	$1,869,734,627	$11,377,584	$665,293,985

Investments in Funds, shares outstanding	1,414,712	572,003	13,561,468	195,489	58,374,481	336,416	46,752,915
Investments in Funds, at cost	$14,168,094	$5,500,436	$170,700,419	$2,501,614	$1,537,424,536	$10,157,290	$643,787,471

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Investment Income
Dividends	$—	$20,186	$—	$—	$—	$—	$—
Expenses
Asset-based charges	140,860	20,987	1,909,020	9,418	22,833,984	36,632	8,300,365
Total expenses	140,860	20,987	1,909,020	9,418	22,833,984	36,632	8,300,365
Net investment income (loss)	(140,860)	(801)	(1,909,020)	(9,418)	(22,833,984)	(36,632)	(8,300,365)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	141,124	16,413	2,250,493	34,787	47,253,346	92,905	(8,526,598)
Net change in unrealized appreciation
(depreciation) on investments	1,085,391	615,124	32,346,828	462,403	431,607,793	2,037,517	144,168,841
Net realized and unrealized gain (loss)	1,226,515	631,537	34,597,321	497,190	478,861,139	2,130,422	135,642,243

Net change in net assets
from operations	$1,085,655	$630,736	$32,688,301	$487,772	$456,027,155	$2,093,790	$127,341,878

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A
Assets
Investments, at fair value	$3,022,121	$81,274,023	$1,466,520,586	$21,731,585	$3,046,357,744	$14,079,093	$120,087,774
Receivables:
Investments in Fund shares sold	260	48,731	638,642	1,049	1,520,929	311	11,031
Investment Division units sold	1,193	2,974,556	1,160,107	—	1,121,328	444	273,044
Total assets	3,023,574	84,297,310	1,468,319,335	21,732,634	3,049,000,001	14,079,848	120,371,849

Liabilities
Payables:
Investments in Fund shares purchased	1,193	2,974,556	1,160,107	—	1,121,328	444	273,044
Investment Division units redeemed	223	47,787	584,670	784	1,407,786	142	7,042
Insurance fees due to Jackson	37	944	53,972	265	113,143	169	3,989
Total liabilities	1,453	3,023,287	1,798,749	1,049	2,642,257	755	284,075
Net assets	$3,022,121	$81,274,023	$1,466,520,586	$21,731,585	$3,046,357,744	$14,079,093	$120,087,774

Investments in Funds, shares outstanding	211,485	6,047,174	117,887,507	1,682,011	125,107,094	568,393	10,867,672
Investments in Funds, at cost	$2,878,786	$71,470,576	$1,312,341,630	$20,106,228	$2,192,710,777	$12,756,295	$111,535,054

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	8,789	225,882	16,546,696	70,199	39,730,314	43,709	828,676
Total expenses	8,789	225,882	16,546,696	70,199	39,730,314	43,709	828,676
Net investment income (loss)	(8,789)	(225,882)	(16,546,696)	(70,199)	(39,730,314)	(43,709)	(828,676)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(13,850)	909,083	7,981,805	33,642	127,208,095	71,512	599,805
Net change in unrealized appreciation
(depreciation) on investments	444,139	12,224,629	216,528,244	2,859,549	423,352,455	1,894,123	9,283,845
Net realized and unrealized gain (loss)	430,289	13,133,712	224,510,049	2,893,191	550,560,550	1,965,635	9,883,650

Net change in net assets
from operations	$421,500	$12,907,830	$207,963,353	$2,822,992	$510,830,236	$1,921,926	$9,054,974

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Assets
Investments, at fair value	$2,892,372	$468,665,728	$2,181,073	$425,321,726	$6,994,609	$707,894,220	$4,662,029
Receivables:
Investments in Fund shares sold	148	129,982	40	41,860	333	188,599	173
Investment Division units sold	—	139,382	—	440,929	—	3,227,204	—
Total assets	2,892,520	468,935,092	2,181,113	425,804,515	6,994,942	711,310,023	4,662,202

Liabilities
Payables:
Investments in Fund shares purchased	—	139,382	—	440,929	—	3,227,204	—
Investment Division units redeemed	113	112,337	13	28,454	247	162,484	117
Insurance fees due to Jackson	35	17,645	27	13,406	86	26,115	56
Total liabilities	148	269,364	40	482,789	333	3,415,803	173
Net assets	$2,892,372	$468,665,728	$2,181,073	$425,321,726	$6,994,609	$707,894,220	$4,662,029

Investments in Funds, shares outstanding	260,339	41,438,172	190,653	24,373,738	398,326	42,618,556	276,023
Investments in Funds, at cost	$2,624,147	$444,647,226	$2,095,071	$351,763,567	$6,097,597	$585,527,113	$4,084,648

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	8,950	6,501,338	7,093	3,523,662	21,083	8,917,273	16,689
Total expenses	8,950	6,501,338	7,093	3,523,662	21,083	8,917,273	16,689
Net investment income (loss)	(8,950)	(6,501,338)	(7,093)	(3,523,662)	(21,083)	(8,917,273)	(16,689)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	28,356	2,492,277	6,922	6,793,274	50,641	11,770,485	45,795
Net change in unrealized appreciation
(depreciation) on investments	301,775	31,489,818	100,608	82,196,351	1,323,513	162,945,923	920,940
Net realized and unrealized gain (loss)	330,131	33,982,095	107,530	88,989,625	1,374,154	174,716,408	966,735

Net change in net assets
from operations	$321,181	$27,480,757	$100,437	$85,465,963	$1,353,071	$165,799,135	$950,046

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Assets
Investments, at fair value	$2,668,218,952	$16,541,239	$1,108,231,987	$19,893,460	$7,349,008,047	$52,426,519	$1,826,376,890
Receivables:
Investments in Fund shares sold	1,113,453	202	538,192	6,447	4,505,981	2,336	597,533
Investment Division units sold	1,215,929	—	1,203,092	—	4,544,433	29,901	654,543
Total assets	2,670,548,334	16,541,441	1,109,973,271	19,899,907	7,358,058,461	52,458,756	1,827,628,966

Liabilities
Payables:
Investments in Fund shares purchased	1,215,929	—	1,203,092	—	4,544,433	29,901	654,543
Investment Division units redeemed	1,016,851	—	502,130	6,205	4,243,544	1,710	531,587
Insurance fees due to Jackson	96,602	202	36,062	242	262,437	626	65,946
Total liabilities	2,329,382	202	1,741,284	6,447	9,050,414	32,237	1,252,076
Net assets	$2,668,218,952	$16,541,239	$1,108,231,987	$19,893,460	$7,349,008,047	$52,426,519	$1,826,376,890

Investments in Funds, shares outstanding	139,990,501	861,523	39,850,125	709,974	268,898,941	1,886,525	117,906,836
Investments in Funds, at cost	$2,064,652,548	$14,587,172	$882,733,446	$17,110,390	$5,151,410,605	$46,220,362	$1,565,904,960

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	32,621,902	60,387	9,778,251	65,520	87,591,829	174,128	23,295,364
Total expenses	32,621,902	60,387	9,778,251	65,520	87,591,829	174,128	23,295,364
Net investment income (loss)	(32,621,902)	(60,387)	(9,778,251)	(65,520)	(87,591,829)	(174,128)	(23,295,364)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	66,158,953	126,959	29,410,975	224,657	269,797,908	374,179	24,721,824
Net change in unrealized appreciation
(depreciation) on investments	439,915,183	2,599,048	181,901,049	3,614,846	1,224,256,897	8,263,452	327,381,525
Net realized and unrealized gain (loss)	506,074,136	2,726,007	211,312,024	3,839,503	1,494,054,805	8,637,631	352,103,349

Net change in net assets
from operations	$473,452,234	$2,665,620	$201,533,773	$3,773,983	$1,406,462,976	$8,463,503	$328,807,985

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Assets
Investments, at fair value	$9,844,615	$2,294,071,276	$15,404,728	$1,390,051,622	$12,214,492	$34,341,963	$570,037
Receivables:
Investments in Fund shares sold	119	841,845	233	673,374	186	71,361	7
Investment Division units sold	405	1,438,985	—	624,117	5,449	4,284	—
Total assets	9,845,139	2,296,352,106	15,404,961	1,391,349,113	12,220,127	34,417,608	570,044

Liabilities
Payables:
Investments in Fund shares purchased	405	1,438,985	—	624,117	5,449	4,284	—
Investment Division units redeemed	—	757,773	45	621,582	39	70,132	—
Insurance fees due to Jackson	119	84,072	188	51,792	147	1,229	7
Total liabilities	524	2,280,830	233	1,297,491	5,635	75,645	7
Net assets	$9,844,615	$2,294,071,276	$15,404,728	$1,390,051,622	$12,214,492	$34,341,963	$570,037

Investments in Funds, shares outstanding	626,248	136,065,912	907,228	96,531,363	837,182	3,209,529	53,225
Investments in Funds, at cost	$9,223,703	$1,813,031,765	$14,059,673	$1,132,731,146	$10,806,264	$32,703,926	$541,005

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A(a)	JNL/AQR Large Cap Defensive Style Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	35,774	29,255,565	49,847	17,635,735	41,402	109,950	671
Total expenses	35,774	29,255,565	49,847	17,635,735	41,402	109,950	671
Net investment income (loss)	(35,774)	(29,255,565)	(49,847)	(17,635,735)	(41,402)	(109,950)	(671)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(50,013)	63,169,062	103,736	26,315,025	108,923	120,711	1,106
Net change in unrealized appreciation
(depreciation) on investments	1,644,534	304,170,846	1,799,943	293,240,095	2,176,153	1,638,037	29,032
Net realized and unrealized gain (loss)	1,594,521	367,339,908	1,903,679	319,555,120	2,285,076	1,758,748	30,138

Net change in net assets
from operations	$1,558,747	$338,084,343	$1,853,832	$301,919,385	$2,243,674	$1,648,798	$29,467

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I
Assets
Investments, at fair value	$283,683,811	$1,211,086	$84,498,913	$3,205,381	$159,356	$3,409,302,601	$14,738,468
Receivables:
Investments in Fund shares sold	83,516	15	396,511	136	2	1,667,875	424
Investment Division units sold	8,600	—	68,006	30,456	—	790,417	—
Total assets	283,775,927	1,211,101	84,963,430	3,235,973	159,358	3,411,760,893	14,738,892

Liabilities
Payables:
Investments in Fund shares purchased	8,600	—	68,006	30,456	—	790,417	—
Investment Division units redeemed	73,014	—	394,058	28	—	1,544,458	249
Insurance fees due to Jackson	10,502	15	2,453	108	2	123,417	175
Total liabilities	92,116	15	464,517	30,592	2	2,458,292	424
Net assets	$283,683,811	$1,211,086	$84,498,913	$3,205,381	$159,356	$3,409,302,601	$14,738,468

Investments in Funds, shares outstanding	21,091,733	88,400	11,118,278	304,694	15,134	255,187,320	1,090,123
Investments in Funds, at cost	$238,320,952	$1,102,431	$106,102,579	$3,049,824	$155,095	$2,990,595,968	$13,454,342

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class I(a)	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$19,501	$1,082	$—	$—
Expenses
Asset-based charges	3,847,109	4,078	995,337	8,451	84	44,831,150	54,870
Total expenses	3,847,109	4,078	995,337	8,451	84	44,831,150	54,870
Net investment income (loss)	(3,847,109)	(4,078)	(995,337)	11,050	998	(44,831,150)	(54,870)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	5,378,340	(5,783)	(7,607,937)	499	12	40,626,375	(29,043)
Net change in unrealized appreciation
(depreciation) on investments	59,475,325	211,138	7,966,268	155,557	4,261	508,106,301	2,106,122
Net realized and unrealized gain (loss)	64,853,665	205,355	358,331	156,056	4,273	548,732,676	2,077,079

Net change in net assets
from operations	$61,006,556	$201,277	$(637,006)	$167,106	$5,271	$503,901,526	$2,022,209

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Assets
Investments, at fair value	$601,723,819	$3,030,216	$2,839,944,374	$19,637,087	$39,687,703	$454,830	$463,205,939
Receivables:
Investments in Fund shares sold	272,530	63	1,916,768	396	33,102	6	258,280
Investment Division units sold	289,207	2,548	1,827,496	—	23,505	—	192,049
Total assets	602,285,556	3,032,827	2,843,688,638	19,637,483	39,744,310	454,836	463,656,268

Liabilities
Payables:
Investments in Fund shares purchased	289,207	2,548	1,827,496	—	23,505	—	192,049
Investment Division units redeemed	250,307	26	1,810,492	158	31,908	—	240,842
Insurance fees due to Jackson	22,223	37	106,276	238	1,194	6	17,438
Total liabilities	561,737	2,611	3,744,264	396	56,607	6	450,329
Net assets	$601,723,819	$3,030,216	$2,839,944,374	$19,637,087	$39,687,703	$454,830	$463,205,939

Investments in Funds, shares outstanding	73,831,143	367,745	63,151,976	417,100	3,898,596	44,330	30,474,075
Investments in Funds, at cost	$659,910,034	$2,882,418	$2,135,679,992	$17,485,928	$39,990,957	$456,376	$462,746,086

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$12,735,412
Expenses
Asset-based charges	8,274,647	7,030	35,588,619	64,163	405,218	1,658	6,108,324
Total expenses	8,274,647	7,030	35,588,619	64,163	405,218	1,658	6,108,324
Net investment income (loss)	(8,274,647)	(7,030)	(35,588,619)	(64,163)	(405,218)	(1,658)	6,627,088

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	23,595,331
Investments	(22,134,750)	4,796	106,438,142	121,938	(488,278)	(2,811)	(1,834,617)
Net change in unrealized appreciation
(depreciation) on investments	106,449,905	190,948	587,992,720	3,469,124	2,226,090	19,988	42,362,902
Net realized and unrealized gain (loss)	84,315,155	195,744	694,430,862	3,591,062	1,737,812	17,177	64,123,616

Net change in net assets
from operations	$76,040,508	$188,714	$658,842,243	$3,526,899	$1,332,594	$15,519	$70,750,704

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I
Assets
Investments, at fair value	$2,138,251	$286,978,268	$8,307,768	$127,010,798	$1,453,319	$200,026,667	$4,873,734
Receivables:
Investments in Fund shares sold	26	205,905	138	398,104	12,469	151,118	60
Investment Division units sold	—	516,856	13,798	128,182	—	556,302	—
Total assets	2,138,277	287,701,029	8,321,704	127,537,084	1,465,788	200,734,087	4,873,794

Liabilities
Payables:
Investments in Fund shares purchased	—	516,856	13,798	128,182	—	556,302	—
Investment Division units redeemed	—	195,887	38	393,842	12,451	144,179	—
Insurance fees due to Jackson	26	10,018	100	4,262	18	6,939	60
Total liabilities	26	722,761	13,936	526,286	12,469	707,420	60
Net assets	$2,138,251	$286,978,268	$8,307,768	$127,010,798	$1,453,319	$200,026,667	$4,873,734

Investments in Funds, shares outstanding	136,892	20,124,703	579,342	11,525,481	132,723	17,348,367	420,875
Investments in Funds, at cost	$2,144,616	$248,377,474	$7,357,327	$122,704,569	$1,411,094	$185,212,404	$4,541,069

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I
Investment Income
Dividends	$69,524	$—	$—	$—	$—	$2,403,093	$68,532
Expenses
Asset-based charges	8,922	3,021,068	23,541	1,354,662	5,523	2,324,263	17,731
Total expenses	8,922	3,021,068	23,541	1,354,662	5,523	2,324,263	17,731
Net investment income (loss)	60,602	(3,021,068)	(23,541)	(1,354,662)	(5,523)	78,830	50,801

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	115,744	—	—	—	—	1,951,045	47,964
Investments	(40,086)	9,572,975	126,019	(80,183)	2,902	1,068,046	5,290
Net change in unrealized appreciation
(depreciation) on investments	193,332	46,267,232	1,148,363	9,596,056	115,585	27,893,086	603,673
Net realized and unrealized gain (loss)	268,990	55,840,207	1,274,382	9,515,873	118,487	30,912,177	656,927

Net change in net assets
from operations	$329,592	$52,819,139	$1,250,841	$8,161,211	$112,964	$30,991,007	$707,728

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A
Assets
Investments, at fair value	$8,695,471	$231,881	$157,128,686	$5,555,067	$1,167,572,062	$8,424,851	$142,659,744
Receivables:
Investments in Fund shares sold	1,088	3	15,374	66	1,166,703	103	122,250
Investment Division units sold	49,945	—	119,586	—	821,731	114	393,947
Total assets	8,746,504	231,884	157,263,646	5,555,133	1,169,560,496	8,425,068	143,175,941

Liabilities
Payables:
Investments in Fund shares purchased	49,945	—	119,586	—	821,731	114	393,947
Investment Division units redeemed	806	—	9,876	—	1,124,560	—	117,705
Insurance fees due to Jackson	282	3	5,498	66	42,143	103	4,545
Total liabilities	51,033	3	134,960	66	1,988,434	217	516,197
Net assets	$8,695,471	$231,881	$157,128,686	$5,555,067	$1,167,572,062	$8,424,851	$142,659,744

Investments in Funds, shares outstanding	803,648	21,391	13,795,319	484,735	73,156,144	495,871	17,250,271
Investments in Funds, at cost	$8,177,572	$219,299	$147,415,020	$5,204,748	$884,466,070	$7,448,456	$153,457,269

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/DFA International Core Equity Fund - Class A(a)	JNL/DFA International Core Equity Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A
Investment Income
Dividends	$—	$—	$2,143,805	$85,010	$—	$—	$559,730
Expenses
Asset-based charges	22,227	158	1,749,721	20,432	14,282,902	28,454	1,268,244
Total expenses	22,227	158	1,749,721	20,432	14,282,902	28,454	1,268,244
Net investment income (loss)	(22,227)	(158)	394,084	64,578	(14,282,902)	(28,454)	(708,514)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,459,234	50,267	—	—	10,149,798
Investments	16,574	59	722,906	13,599	39,922,760	51,589	(3,640,455)
Net change in unrealized appreciation
(depreciation) on investments	517,899	12,582	18,149,569	631,501	231,435,560	1,471,553	12,744,672
Net realized and unrealized gain (loss)	534,473	12,641	20,331,709	695,367	271,358,320	1,523,142	19,254,015

Net change in net assets
from operations	$512,246	$12,483	$20,725,793	$759,945	$257,075,418	$1,494,688	$18,545,501

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
Assets
Investments, at fair value	$4,924,858	$2,591,296,426	$13,753,802	$45,279,454	$1,627,562	$1,411,536,150	$14,825,473
Receivables:
Investments in Fund shares sold	69	889,388	561	6,600	10,216	393,668	315
Investment Division units sold	—	1,096,810	—	75,978	—	1,181,360	40,580
Total assets	4,924,927	2,593,282,624	13,754,363	45,362,032	1,637,778	1,413,111,178	14,866,368

Liabilities
Payables:
Investments in Fund shares purchased	—	1,096,810	—	75,978	—	1,181,360	40,580
Investment Division units redeemed	10	793,385	399	5,040	10,196	343,508	136
Insurance fees due to Jackson	59	96,003	162	1,560	20	50,160	179
Total liabilities	69	1,986,198	561	82,578	10,216	1,575,028	40,895
Net assets	$4,924,858	$2,591,296,426	$13,753,802	$45,279,454	$1,627,562	$1,411,536,150	$14,825,473

Investments in Funds, shares outstanding	595,509	196,757,511	965,857	3,824,278	139,465	85,032,298	888,817
Investments in Funds, at cost	$5,165,827	$2,512,880,227	$13,682,847	$43,386,740	$1,530,861	$1,244,429,728	$13,242,582

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
Investment Income
Dividends	$40,993	$69,183,982	$337,868	$—	$—	$—	$—
Expenses
Asset-based charges	15,114	35,613,654	35,623	389,284	5,557	14,628,673	45,974
Total expenses	15,114	35,613,654	35,623	389,284	5,557	14,628,673	45,974
Net investment income (loss)	25,879	33,570,328	302,245	(389,284)	(5,557)	(14,628,673)	(45,974)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	342,407	—	—	—	—	—	—
Investments	(78,893)	15,395,048	78,157	620,838	3,332	6,719,130	88,048
Net change in unrealized appreciation
(depreciation) on investments	338,345	112,038,036	111,143	2,122,657	118,170	297,703,761	2,615,844
Net realized and unrealized gain (loss)	601,859	127,433,084	189,300	2,743,495	121,502	304,422,891	2,703,892

Net change in net assets
from operations	$627,738	$161,003,412	$491,545	$2,354,211	$115,945	$289,794,218	$2,657,918

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
Assets
Investments, at fair value	$1,012,628,310	$11,642,944	$48,753,368	$1,128,678	$144,044,030	$930,657	$832,360,988
Receivables:
Investments in Fund shares sold	484,706	260	749,185	13	55,797	11	305,118
Investment Division units sold	1,094,148	23,323	1,200	—	84,326	—	297,267
Total assets	1,014,207,164	11,666,527	49,503,753	1,128,691	144,184,153	930,668	832,963,373

Liabilities
Payables:
Investments in Fund shares purchased	1,094,148	23,323	1,200	—	84,326	—	297,267
Investment Division units redeemed	449,508	119	747,717	—	51,280	—	273,667
Insurance fees due to Jackson	35,198	141	1,468	13	4,517	11	31,451
Total liabilities	1,578,854	23,583	750,385	13	140,123	11	602,385
Net assets	$1,012,628,310	$11,642,944	$48,753,368	$1,128,678	$144,044,030	$930,657	$832,360,988

Investments in Funds, shares outstanding	89,851,669	1,030,349	4,770,388	110,008	11,432,066	73,512	69,305,661
Investments in Funds, at cost	$977,181,274	$11,364,289	$46,284,745	$1,048,651	$134,753,620	$882,305	$820,828,239

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
Investment Income
Dividends	$—	$—	$767,934	$20,206	$—	$—	$14,581,216
Expenses
Asset-based charges	12,188,994	40,791	465,727	4,287	1,598,540	3,610	11,514,812
Total expenses	12,188,994	40,791	465,727	4,287	1,598,540	3,610	11,514,812
Net investment income (loss)	(12,188,994)	(40,791)	302,207	15,919	(1,598,540)	(3,610)	3,066,404

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	5,249,467	219,189	(339,046)	(2,298)	(440,558)	3,861	(495,716)
Net change in unrealized appreciation
(depreciation) on investments	45,952,038	330,463	5,637,410	122,385	27,489,246	148,406	58,858,664
Net realized and unrealized gain (loss)	51,201,505	549,652	5,298,364	120,087	27,048,688	152,267	58,362,948

Net change in net assets
from operations	$39,012,511	$508,861	$5,600,571	$136,006	$25,450,148	$148,657	$61,429,352

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I
Assets
Investments, at fair value	$3,977,755	$714,400,638	$1,866,877	$1,465,982,671	$1,137,659	$410,746,742	$1,352,352
Receivables:
Investments in Fund shares sold	10,092	450,236	22	1,202,702	64	210,423	16
Investment Division units sold	17,005	347,775	—	342,841	—	175,949	—
Total assets	4,004,852	715,198,649	1,866,899	1,467,528,214	1,137,723	411,133,114	1,352,368

Liabilities
Payables:
Investments in Fund shares purchased	17,005	347,775	—	342,841	—	175,949	—
Investment Division units redeemed	10,044	424,757	—	1,147,688	50	194,824	—
Insurance fees due to Jackson	48	25,479	22	55,014	14	15,599	16
Total liabilities	27,097	798,011	22	1,545,543	64	386,372	16
Net assets	$3,977,755	$714,400,638	$1,866,877	$1,465,982,671	$1,137,659	$410,746,742	$1,352,352

Investments in Funds, shares outstanding	324,980	44,566,478	115,525	110,058,759	84,773	38,567,769	126,152
Investments in Funds, at cost	$3,873,608	$626,409,940	$1,671,574	$1,367,443,593	$1,073,161	$402,528,802	$1,306,171

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I
Investment Income
Dividends	$73,863	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	12,136	9,286,105	5,766	20,464,527	3,732	5,699,342	3,955
Total expenses	12,136	9,286,105	5,766	20,464,527	3,732	5,699,342	3,955
Net investment income (loss)	61,727	(9,286,105)	(5,766)	(20,464,527)	(3,732)	(5,699,342)	(3,955)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	17,940	8,936,154	32,897	346,284	(887)	(4,827,774)	(4,257)
Net change in unrealized appreciation
(depreciation) on investments	125,698	158,885,744	262,219	282,299,404	149,436	60,455,346	153,211
Net realized and unrealized gain (loss)	143,638	167,821,898	295,116	282,645,688	148,549	55,627,572	148,954

Net change in net assets
from operations	$205,365	$158,535,793	$289,350	$262,181,161	$144,817	$49,928,230	$144,999

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A
Assets
Investments, at fair value	$579,354,856	$2,786,553	$1,137,251,174	$1,435,876	$1,723,946,698	$3,182,021	$555,346,801
Receivables:
Investments in Fund shares sold	306,860	33	584,669	16	666,795	108	417,841
Investment Division units sold	160,473	—	59,707	—	779,198	—	161,292
Total assets	579,822,189	2,786,586	1,137,895,550	1,435,892	1,725,392,691	3,182,129	555,925,934

Liabilities
Payables:
Investments in Fund shares purchased	160,473	—	59,707	—	779,198	—	161,292
Investment Division units redeemed	286,093	—	541,190	—	603,265	69	397,545
Insurance fees due to Jackson	20,767	33	43,479	16	63,530	39	20,296
Total liabilities	467,333	33	644,376	16	1,445,993	108	579,133
Net assets	$579,354,856	$2,786,553	$1,137,251,174	$1,435,876	$1,723,946,698	$3,182,021	$555,346,801

Investments in Funds, shares outstanding	58,758,099	279,774	76,376,842	95,789	135,743,835	261,464	56,610,275
Investments in Funds, at cost	$641,377,941	$3,016,761	$839,477,238	$1,342,774	$1,545,558,550	$3,001,941	$557,810,956

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A
Investment Income
Dividends	$56,456,479	$250,141	$—	$—	$—	$—	$3,227,648
Expenses
Asset-based charges	8,112,513	8,967	15,931,412	5,318	22,960,255	10,200	7,292,020
Total expenses	8,112,513	8,967	15,931,412	5,318	22,960,255	10,200	7,292,020
Net investment income (loss)	48,343,966	241,174	(15,931,412)	(5,318)	(22,960,255)	(10,200)	(4,064,372)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	13,014,897
Investments	(3,703,251)	(4,367)	48,080,807	794	19,147,971	7,455	(6,696,830)
Net change in unrealized appreciation
(depreciation) on investments	(46,973,847)	(240,949)	136,642,117	203,120	232,601,906	291,462	81,753,283
Net realized and unrealized gain (loss)	(50,677,098)	(245,316)	184,722,924	203,914	251,749,877	298,917	88,071,350

Net change in net assets
from operations	$(2,333,132)	$(4,142)	$168,791,512	$198,596	$228,789,622	$288,717	$84,006,978

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments, at fair value	$2,243,585	$586,356,805	$1,391,357	$111,858,542	$77,122,871	$3,197,659	$427,770,420
Receivables:
Investments in Fund shares sold	27	306,465	16	30,505	37,955	10,789	169,659
Investment Division units sold	—	36,253	—	37,986	98,956	—	64,774
Total assets	2,243,612	586,699,523	1,391,373	111,927,033	77,259,782	3,208,448	428,004,853

Liabilities
Payables:
Investments in Fund shares purchased	—	36,253	—	37,986	98,956	—	64,774
Investment Division units redeemed	—	284,131	—	26,638	35,220	10,750	155,212
Insurance fees due to Jackson	27	22,334	16	3,867	2,735	39	14,447
Total liabilities	27	342,718	16	68,491	136,911	10,789	234,433
Net assets	$2,243,585	$586,356,805	$1,391,357	$111,858,542	$77,122,871	$3,197,659	$427,770,420

Investments in Funds, shares outstanding	225,940	47,210,693	110,513	9,407,783	7,154,255	294,715	38,888,220
Investments in Funds, at cost	$2,257,980	$504,042,662	$1,240,364	$110,597,070	$71,763,843	$2,935,186	$443,848,240

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$20,315	$—	$—	$—	$287,458	$12,997	$6,261,748
Expenses
Asset-based charges	8,060	7,929,880	4,387	1,467,846	569,629	10,451	5,078,980
Total expenses	8,060	7,929,880	4,387	1,467,846	569,629	10,451	5,078,980
Net investment income (loss)	12,255	(7,929,880)	(4,387)	(1,467,846)	(282,171)	2,546	1,182,768

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	51,041	—	—	—	—	—	21,095,576
Investments	(16,757)	6,929,399	2,227	(1,376,383)	488,274	25,055	(10,923,954)
Net change in unrealized appreciation
(depreciation) on investments	238,930	109,581,424	200,885	15,711,006	6,256,277	386,172	83,542,821
Net realized and unrealized gain (loss)	273,214	116,510,823	203,112	14,334,623	6,744,551	411,227	93,714,443

Net change in net assets
from operations	$285,469	$108,580,943	$198,725	$12,866,777	$6,462,380	$413,773	$94,897,211

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I
Assets
Investments, at fair value	$3,510,894	$30,837,834	$641,242	$500,272,434	$1,251,286	$97,997,820	$2,327,810
Receivables:
Investments in Fund shares sold	43	62,223	8	153,365	15	11,354	187
Investment Division units sold	—	73,013	—	244,181	928	50,841	—
Total assets	3,510,937	30,973,070	641,250	500,669,980	1,252,229	98,060,015	2,327,997

Liabilities
Payables:
Investments in Fund shares purchased	—	73,013	—	244,181	928	50,841	—
Investment Division units redeemed	1	61,112	—	134,870	—	7,878	158
Insurance fees due to Jackson	42	1,111	8	18,495	15	3,476	29
Total liabilities	43	135,236	8	397,546	943	62,195	187
Net assets	$3,510,894	$30,837,834	$641,242	$500,272,434	$1,251,286	$97,997,820	$2,327,810

Investments in Funds, shares outstanding	318,882	2,644,754	54,760	52,882,921	131,025	8,514,146	200,846
Investments in Funds, at cost	$3,485,805	$29,882,211	$608,555	$459,740,284	$1,202,243	$89,974,931	$2,133,359

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I
Investment Income
Dividends	$54,692	$233,378	$3,919	$1,010,854	$5,789	$1,797,710	$37,422
Expenses
Asset-based charges	11,246	215,125	1,369	6,671,053	3,737	923,038	6,681
Total expenses	11,246	215,125	1,369	6,671,053	3,737	923,038	6,681
Net investment income (loss)	43,446	18,253	2,550	(5,660,199)	2,052	874,672	30,741

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	149,171	—	—	22,882,255	47,424	505,752	10,071
Investments	(46,387)	554,127	5,557	8,611,070	13,714	898,108	7,098
Net change in unrealized appreciation
(depreciation) on investments	470,601	1,145,928	34,236	34,643,466	62,048	11,280,405	250,634
Net realized and unrealized gain (loss)	573,385	1,700,055	39,793	66,136,791	123,186	12,684,265	267,803

Net change in net assets
from operations	$616,831	$1,718,308	$42,343	$60,476,592	$125,238	$13,558,937	$298,544

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Assets
Investments, at fair value	$1,111,643,185	$2,436,792	$855,463,438	$2,824,515	$1,660,791,182	$8,209,342	$33,778,558
Receivables:
Investments in Fund shares sold	573,410	30	1,516,368	6,585	1,274,763	255	1,400
Investment Division units sold	130,830	440	814,747	—	524,168	1,710	1,318
Total assets	1,112,347,425	2,437,262	857,794,553	2,831,100	1,662,590,113	8,211,307	33,781,276

Liabilities
Payables:
Investments in Fund shares purchased	130,830	440	814,747	—	524,168	1,710	1,318
Investment Division units redeemed	532,644	—	1,485,280	6,551	1,214,502	156	415
Insurance fees due to Jackson	40,766	30	31,088	34	60,261	99	985
Total liabilities	704,240	470	2,331,115	6,585	1,798,931	1,965	2,718
Net assets	$1,111,643,185	$2,436,792	$855,463,438	$2,824,515	$1,660,791,182	$8,209,342	$33,778,558

Investments in Funds, shares outstanding	102,173,087	219,729	61,544,132	191,753	61,946,706	293,086	2,726,276
Investments in Funds, at cost	$1,020,670,680	$2,296,991	$772,728,230	$2,719,615	$1,393,046,378	$7,912,055	$29,276,128

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$14,134,914	$48,421	$—	$—	$—
Expenses
Asset-based charges	15,062,612	4,906	11,093,737	10,379	21,552,488	34,173	310,837
Total expenses	15,062,612	4,906	11,093,737	10,379	21,552,488	34,173	310,837
Net investment income (loss)	(15,062,612)	(4,906)	3,041,177	38,042	(21,552,488)	(34,173)	(310,837)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	46,773,870	134,286	—	—	—
Investments	5,347,181	10,586	14,348,808	5,346	46,166,559	(158,129)	696,030
Net change in unrealized appreciation
(depreciation) on investments	219,782,133	154,235	128,645,550	373,184	299,152,542	1,745,849	4,214,218
Net realized and unrealized gain (loss)	225,129,314	164,821	189,768,228	512,816	345,319,101	1,587,720	4,910,248

Net change in net assets
from operations	$210,066,702	$159,915	$192,809,405	$550,858	$323,766,613	$1,553,547	$4,599,411

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
Assets
Investments, at fair value	$21,480	$74,524,974	$3,568,170	$1,982,072,759	$14,393,904	$902,107,425	$9,004,923
Receivables:
Investments in Fund shares sold	—	18,620	43	3,467,074	12,641	753,522	108
Investment Division units sold	—	114,150	—	797,503	—	1,219,222	—
Total assets	21,480	74,657,744	3,568,213	1,986,337,336	14,406,545	904,080,169	9,005,031

Liabilities
Payables:
Investments in Fund shares purchased	—	114,150	—	797,503	—	1,219,222	—
Investment Division units redeemed	—	16,005	—	3,395,831	12,466	721,247	—
Insurance fees due to Jackson	—	2,615	43	71,243	175	32,275	108
Total liabilities	—	132,770	43	4,264,577	12,641	1,972,744	108
Net assets	$21,480	$74,524,974	$3,568,170	$1,982,072,759	$14,393,904	$902,107,425	$9,004,923

Investments in Funds, shares outstanding	1,725	7,010,816	334,725	47,922,455	336,936	66,723,922	631,039
Investments in Funds, at cost	$20,455	$70,439,275	$3,404,149	$1,591,869,070	$12,895,621	$886,036,465	$8,754,296

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/JPMorgan Global Allocation Fund - Class I(a)	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
Investment Income
Dividends	$—	$781	$38	$—	$—	$—	$—
Expenses
Asset-based charges	39	634,831	7,729	22,726,697	44,669	11,093,142	28,240
Total expenses	39	634,831	7,729	22,726,697	44,669	11,093,142	28,240
Net investment income (loss)	(39)	(634,050)	(7,691)	(22,726,697)	(44,669)	(11,093,142)	(28,240)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,046,622	40,196	—	—	—	—
Investments	148	466,870	3,668	48,717,490	210,051	(376,624)	114,422
Net change in unrealized appreciation
(depreciation) on investments	1,025	4,437,701	191,122	492,177,525	2,720,648	50,383,298	249,203
Net realized and unrealized gain (loss)	1,173	5,951,193	234,986	540,895,015	2,930,699	50,006,674	363,625

Net change in net assets
from operations	$1,134	$5,317,143	$227,295	$518,168,318	$2,886,030	$38,913,532	$335,385

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019. The Statement of Operations is from June 24, 2019 through December 31, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I
Assets
Investments, at fair value	$392,405,072	$5,455,312	$78,109,859	$1,716,818	$3,473,093	$855,248,857	$5,421,957
Receivables:
Investments in Fund shares sold	397,210	93	9,369	60	2,250	243,592	65
Investment Division units sold	164,012	1,000	16,365	—	—	1,556,527	—
Total assets	392,966,294	5,456,405	78,135,593	1,716,878	3,475,343	857,048,976	5,422,022

Liabilities
Payables:
Investments in Fund shares purchased	164,012	1,000	16,365	—	—	1,556,527	—
Investment Division units redeemed	383,451	28	6,974	39	2,171	212,995	—
Insurance fees due to Jackson	13,759	65	2,395	21	79	30,597	65
Total liabilities	561,222	1,093	25,734	60	2,250	1,800,119	65
Net assets	$392,405,072	$5,455,312	$78,109,859	$1,716,818	$3,473,093	$855,248,857	$5,421,957

Investments in Funds, shares outstanding	36,984,455	513,200	5,416,772	118,811	300,961	70,916,157	432,718
Investments in Funds, at cost	$374,042,271	$5,258,675	$68,062,278	$1,598,588	$3,187,200	$839,664,428	$5,361,748

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I
Investment Income
Dividends	$7,561,188	$112,616	$153,538	$7,084	$4,757	$18,911,191	$118,710
Expenses
Asset-based charges	4,815,838	18,102	762,744	5,419	18,172	10,810,006	15,378
Total expenses	4,815,838	18,102	762,744	5,419	18,172	10,810,006	15,378
Net investment income (loss)	2,745,350	94,514	(609,206)	1,665	(13,415)	8,101,185	103,332

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	476,095	10,512	—	—	—
Investments	(2,522,133)	(43,795)	1,301,476	3,957	49,352	1,802,991	38,529
Net change in unrealized appreciation
(depreciation) on investments	54,516,879	614,567	11,589,938	194,700	323,555	40,456,854	75,635
Net realized and unrealized gain (loss)	51,994,746	570,772	13,367,509	209,169	372,907	42,259,845	114,164

Net change in net assets
from operations	$54,740,096	$665,286	$12,758,303	$210,834	$359,492	$50,361,030	$217,496

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A
Assets
Investments, at fair value	$145,443,757	$1,284,026	$1,217,410,398	$4,508,516	$143,890,295	$1,460,563	$997,657,270
Receivables:
Investments in Fund shares sold	37,248	22	762,075	82	114,450	18	598,493
Investment Division units sold	30,987	—	360,359	—	18,168	—	261,908
Total assets	145,511,992	1,284,048	1,218,532,832	4,508,598	144,022,913	1,460,581	998,517,671

Liabilities
Payables:
Investments in Fund shares purchased	30,987	—	360,359	—	18,168	—	261,908
Investment Division units redeemed	32,040	7	717,479	28	109,301	—	560,965
Insurance fees due to Jackson	5,208	15	44,596	54	5,149	18	37,528
Total liabilities	68,235	22	1,122,434	82	132,618	18	860,401
Net assets	$145,443,757	$1,284,026	$1,217,410,398	$4,508,516	$143,890,295	$1,460,563	$997,657,270

Investments in Funds, shares outstanding	10,065,312	95,184	47,854,182	173,205	11,813,653	119,132	30,186,302
Investments in Funds, at cost	$133,437,700	$1,187,511	$957,658,623	$4,032,396	$129,665,834	$1,312,937	$708,550,247

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,802,797	3,997	15,985,962	15,574	1,226,037	3,989	12,630,929
Total expenses	1,802,797	3,997	15,985,962	15,574	1,226,037	3,989	12,630,929
Net investment income (loss)	(1,802,797)	(3,997)	(15,985,962)	(15,574)	(1,226,037)	(3,989)	(12,630,929)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	90,135	(1,209)	49,720,722	46,367	1,872,269	14,046	64,084,742
Net change in unrealized appreciation
(depreciation) on investments	29,450,150	158,004	224,696,950	710,316	17,809,654	168,846	130,009,692
Net realized and unrealized gain (loss)	29,540,285	156,795	274,417,672	756,683	19,681,923	182,892	194,094,434

Net change in net assets
from operations	$27,737,488	$152,798	$258,431,710	$741,109	$18,455,886	$178,903	$181,463,505

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I
Assets
Investments, at fair value	$6,273,846	$1,090,071,742	$8,270,589	$995,708,482	$3,543,896	$214,116,381	$2,460,789
Receivables:
Investments in Fund shares sold	186	646,856	164	654,510	44	226,854	30
Investment Division units sold	—	922,945	1,665	319,251	596	34,000	—
Total assets	6,274,032	1,091,641,543	8,272,418	996,682,243	3,544,536	214,377,235	2,460,819

Liabilities
Payables:
Investments in Fund shares purchased	—	922,945	1,665	319,251	596	34,000	—
Investment Division units redeemed	112	606,641	65	617,529	1	220,435	—
Insurance fees due to Jackson	74	40,215	99	36,981	43	6,419	30
Total liabilities	186	1,569,801	1,829	973,761	640	260,854	30
Net assets	$6,273,846	$1,090,071,742	$8,270,589	$995,708,482	$3,543,896	$214,116,381	$2,460,789

Investments in Funds, shares outstanding	188,291	96,466,526	728,045	45,507,700	158,635	11,649,422	133,160
Investments in Funds, at cost	$5,594,388	$991,359,990	$7,880,822	$1,180,446,171	$3,732,272	$182,956,296	$2,239,837

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I
Investment Income
Dividends	$—	$21,581,035	$179,559	$—	$—	$—	$—
Expenses
Asset-based charges	17,784	14,437,044	28,090	14,330,164	9,769	2,093,964	7,624
Total expenses	17,784	14,437,044	28,090	14,330,164	9,769	2,093,964	7,624
Net investment income (loss)	(17,784)	7,143,991	151,469	(14,330,164)	(9,769)	(2,093,964)	(7,624)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	41,752	7,511,709	(44,952)	(55,863,170)	(133,114)	3,780,511	(3,917)
Net change in unrealized appreciation
(depreciation) on investments	759,446	142,069,691	912,761	141,837,178	263,847	43,207,570	417,965
Net realized and unrealized gain (loss)	801,198	149,581,400	867,809	85,974,008	130,733	46,988,081	414,048

Net change in net assets
from operations	$783,414	$156,725,391	$1,019,278	$71,643,844	$120,964	$44,894,117	$406,424

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Assets
Investments, at fair value	$1,233,577,333	$5,262,431	$3,047,855,514	$12,722,878	$1,256,259,349	$1,168,841	$72,386,646
Receivables:
Investments in Fund shares sold	905,832	468	1,567,662	495	520,251	14	36,737
Investment Division units sold	686,016	—	745,210	—	110,491	—	45,892
Total assets	1,235,169,181	5,262,899	3,050,168,386	12,723,373	1,256,890,091	1,168,855	72,469,275

Liabilities
Payables:
Investments in Fund shares purchased	686,016	—	745,210	—	110,491	—	45,892
Investment Division units redeemed	860,551	404	1,455,568	342	473,185	—	34,158
Insurance fees due to Jackson	45,281	64	112,094	153	47,066	14	2,579
Total liabilities	1,591,848	468	2,312,872	495	630,742	14	82,629
Net assets	$1,233,577,333	$5,262,431	$3,047,855,514	$12,722,878	$1,256,259,349	$1,168,841	$72,386,646

Investments in Funds, shares outstanding	81,693,863	346,213	95,694,051	395,858	76,788,469	70,925	6,098,285
Investments in Funds, at cost	$994,547,580	$4,748,145	$2,381,320,496	$11,193,784	$1,003,748,479	$1,069,525	$66,868,549

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	15,717,859	19,893	39,063,217	40,197	14,268,081	4,921	744,904
Total expenses	15,717,859	19,893	39,063,217	40,197	14,268,081	4,921	744,904
Net investment income (loss)	(15,717,859)	(19,893)	(39,063,217)	(40,197)	(14,268,081)	(4,921)	(744,904)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	32,234,595	(19,491)	90,089,948	27,444	34,135,429	1,650	924,936
Net change in unrealized appreciation
(depreciation) on investments	280,880,345	1,200,187	470,132,868	1,891,312	154,759,762	191,352	9,987,343
Net realized and unrealized gain (loss)	313,114,940	1,180,696	560,222,816	1,918,756	188,895,191	193,002	10,912,279

Net change in net assets
from operations	$297,397,081	$1,160,803	$521,159,599	$1,878,559	$174,627,110	$188,081	$10,167,375

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Assets
Investments, at fair value	$1,052,167	$3,166,557,879	$21,560,004	$1,406,188,317	$11,708,123	$23,081,551	$570,344
Receivables:
Investments in Fund shares sold	14	1,524,120	582	602,789	346	14,928	7
Investment Division units sold	—	3,682,523	—	488,003	—	26,553	—
Total assets	1,052,181	3,171,764,522	21,560,586	1,407,279,109	11,708,469	23,123,032	570,351

Liabilities
Payables:
Investments in Fund shares purchased	—	3,682,523	—	488,003	—	26,553	—
Investment Division units redeemed	1	1,407,832	321	551,877	205	14,103	—
Insurance fees due to Jackson	13	116,288	261	50,912	141	825	7
Total liabilities	14	5,206,643	582	1,090,792	346	41,481	7
Net assets	$1,052,167	$3,166,557,879	$21,560,004	$1,406,188,317	$11,708,123	$23,081,551	$570,344

Investments in Funds, shares outstanding	87,974	143,024,294	950,199	101,897,704	810,812	2,163,219	53,105
Investments in Funds, at cost	$946,962	$1,990,767,564	$17,678,144	$1,379,207,188	$11,725,042	$21,832,298	$536,024

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$36,047,459	$299,394	$—	$—
Expenses
Asset-based charges	3,771	36,801,609	60,814	18,050,891	38,185	260,592	2,016
Total expenses	3,771	36,801,609	60,814	18,050,891	38,185	260,592	2,016
Net investment income (loss)	(3,771)	(36,801,609)	(60,814)	17,996,568	261,209	(260,592)	(2,016)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	28,319,024	209,723	—	—
Investments	15,268	191,834,021	321,418	(7,343,118)	(100,368)	(422,792)	177
Net change in unrealized appreciation
(depreciation) on investments	179,154	845,862,553	4,766,296	200,819,399	1,239,319	4,205,877	90,135
Net realized and unrealized gain (loss)	194,422	1,037,696,574	5,087,714	221,795,305	1,348,674	3,783,085	90,312

Net change in net assets
from operations	$190,651	$1,000,894,965	$5,026,900	$239,791,873	$1,609,883	$3,522,493	$88,296

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Assets
Investments, at fair value	$59,621,514	$381,799	$359,890,388	$2,826,519	$3,171,091,752	$26,141,548	$157,669,304
Receivables:
Investments in Fund shares sold	9,653	5	195,191	34	1,973,832	3,801	160,947
Investment Division units sold	4,399	—	52,298	—	1,254,207	—	244,085
Total assets	59,635,566	381,804	360,137,877	2,826,553	3,174,319,791	26,145,349	158,074,336

Liabilities
Payables:
Investments in Fund shares purchased	4,399	—	52,298	—	1,254,207	—	244,085
Investment Division units redeemed	7,667	—	181,325	—	1,857,881	3,488	155,275
Insurance fees due to Jackson	1,986	5	13,866	34	115,951	313	5,672
Total liabilities	14,052	5	247,489	34	3,228,039	3,801	405,032
Net assets	$59,621,514	$381,799	$359,890,388	$2,826,519	$3,171,091,752	$26,141,548	$157,669,304

Investments in Funds, shares outstanding	4,323,533	27,547	13,091,684	102,410	101,670,143	1,271,476	12,715,266
Investments in Funds, at cost	$50,913,507	$343,020	$297,089,312	$2,666,766	$2,300,562,417	$22,335,282	$144,405,325

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Investment Income
Dividends	$—	$—	$6,046,257	$54,557	$—	$—	$—
Expenses
Asset-based charges	492,330	1,001	4,753,444	9,941	37,104,619	76,269	1,629,557
Total expenses	492,330	1,001	4,753,444	9,941	37,104,619	76,269	1,629,557
Net investment income (loss)	(492,330)	(1,001)	1,292,813	44,616	(37,104,619)	(76,269)	(1,629,557)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	1,952,316	14,931	—	—	—
Investments	401,224	3,123	8,885,001	(39,360)	123,396,215	629,012	5,679,539
Net change in unrealized appreciation
(depreciation) on investments	10,027,231	54,175	63,167,393	487,018	755,854,105	5,059,605	15,446,821
Net realized and unrealized gain (loss)	10,428,455	57,298	74,004,710	462,589	879,250,320	5,688,617	21,126,360

Net change in net assets
from operations	$9,936,125	$56,297	$75,297,523	$507,205	$842,145,701	$5,612,348	$19,496,803

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
Assets
Investments, at fair value	$4,041,406	$134,419,716	$4,726,824	$98,490,296	$4,706,238	$2,688,525,072	$21,703,855
Receivables:
Investments in Fund shares sold	608	28,879	549	89,668	236	2,322,906	682
Investment Division units sold	—	174,674	—	183,007	—	1,940,630	—
Total assets	4,042,014	134,623,269	4,727,373	98,762,971	4,706,474	2,692,788,608	21,704,537

Liabilities
Payables:
Investments in Fund shares purchased	—	174,674	—	183,007	—	1,940,630	—
Investment Division units redeemed	559	24,068	493	86,112	181	2,225,306	421
Insurance fees due to Jackson	49	4,811	56	3,556	55	97,600	261
Total liabilities	608	203,553	549	272,675	236	4,263,536	682
Net assets	$4,041,406	$134,419,716	$4,726,824	$98,490,296	$4,706,238	$2,688,525,072	$21,703,855

Investments in Funds, shares outstanding	324,611	9,768,875	340,795	7,847,832	372,329	119,596,311	943,236
Investments in Funds, at cost	$3,593,226	$119,731,822	$4,211,139	$87,458,938	$4,214,577	$2,322,520,077	$20,259,356

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	13,971	1,359,123	11,966	753,406	11,123	34,198,566	66,433
Total expenses	13,971	1,359,123	11,966	753,406	11,123	34,198,566	66,433
Net investment income (loss)	(13,971)	(1,359,123)	(11,966)	(753,406)	(11,123)	(34,198,566)	(66,433)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	144,738	(2,034,790)	20,141	747,600	12,873	33,376,489	(13,722)
Net change in unrealized appreciation
(depreciation) on investments	507,496	28,953,310	634,887	14,132,254	588,321	534,760,695	3,107,081
Net realized and unrealized gain (loss)	652,234	26,918,520	655,028	14,879,854	601,194	568,137,184	3,093,359

Net change in net assets
from operations	$638,263	$25,559,397	$643,062	$14,126,448	$590,071	$533,938,618	$3,026,926

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Assets
Investments, at fair value	$8,185,612,688	$2,137,359,054	$18,393,899	$325,692,778	$4,443,782	$1,132,599,603	$5,864,749
Receivables:
Investments in Fund shares sold	3,460,219	1,016,335	8,816	359,958	61	610,643	13,213
Investment Division units sold	9,188,075	894,055	—	138,814	—	446,148	—
Total assets	8,198,260,982	2,139,269,444	18,402,715	326,191,550	4,443,843	1,133,656,394	5,877,962

Liabilities
Payables:
Investments in Fund shares purchased	9,188,075	894,055	—	138,814	—	446,148	—
Investment Division units redeemed	3,163,298	938,182	8,595	348,588	7	567,682	13,142
Insurance fees due to Jackson	296,921	78,153	221	11,370	54	42,961	71
Total liabilities	12,648,294	1,910,390	8,816	498,772	61	1,056,791	13,213
Net assets	$8,185,612,688	$2,137,359,054	$18,393,899	$325,692,778	$4,443,782	$1,132,599,603	$5,864,749

Investments in Funds, shares outstanding	338,528,234	109,495,853	920,616	20,166,735	273,632	85,933,202	440,296
Investments in Funds, at cost	$6,471,518,065	$1,933,870,427	$17,882,551	$294,881,903	$4,104,967	$1,002,813,476	$5,256,346

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Investment Income
Dividends	$108,240,627	$—	$—	$2,145,207	$24,111	$—	$—
Expenses
Asset-based charges	98,512,450	26,975,427	58,427	3,002,490	10,138	14,783,815	20,544
Total expenses	98,512,450	26,975,427	58,427	3,002,490	10,138	14,783,815	20,544
Net investment income (loss)	9,728,177	(26,975,427)	(58,427)	(857,283)	13,973	(14,783,815)	(20,544)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	287,812,220	—	—	4,509,787	45,383	—	—
Investments	266,494,718	6,878,320	(135,312)	8,860,969	29,867	4,352,333	33,706
Net change in unrealized appreciation
(depreciation) on investments	1,275,823,675	386,999,199	2,668,759	30,838,236	357,725	275,531,561	1,156,082
Net realized and unrealized gain (loss)	1,830,130,613	393,877,519	2,533,447	44,208,992	432,975	279,883,894	1,189,788

Net change in net assets
from operations	$1,839,858,790	$366,902,092	$2,475,020	$43,351,709	$446,948	$265,100,079	$1,169,244

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Assets
Investments, at fair value	$141,684,979	$1,815,919	$16,228,680	$10,416,797	$86,451	$624,362,507	$3,538,822
Receivables:
Investments in Fund shares sold	99,541	755	10,958	9,071	1	233,971	69
Investment Division units sold	276,041	—	15,175	—	—	1,805,593	461
Total assets	142,060,561	1,816,674	16,254,813	10,425,868	86,452	626,402,071	3,539,352

Liabilities
Payables:
Investments in Fund shares purchased	276,041	—	15,175	—	—	1,805,593	461
Investment Division units redeemed	94,482	734	10,521	8,752	—	211,009	27
Insurance fees due to Jackson	5,059	21	437	319	1	22,962	42
Total liabilities	375,582	755	26,133	9,071	1	2,039,564	530
Net assets	$141,684,979	$1,815,919	$16,228,680	$10,416,797	$86,451	$624,362,507	$3,538,822

Investments in Funds, shares outstanding	11,407,808	145,623	1,472,657	1,038,564	8,759	55,400,400	311,516
Investments in Funds, at cost	$125,836,847	$1,705,768	$17,131,410	$10,440,845	$86,748	$607,578,959	$3,489,054

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Investment Income
Dividends	$594,680	$5,485	$354,401	$—	$—	$15,933,286	$97,405
Expenses
Asset-based charges	1,034,677	2,224	167,660	120,136	280	8,224,449	11,249
Total expenses	1,034,677	2,224	167,660	120,136	280	8,224,449	11,249
Net investment income (loss)	(439,997)	3,261	186,741	(120,136)	(280)	7,708,837	86,156

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(592,227)	20,938	(690,620)	3,445	(3,364)	2,418,198	14,613
Net change in unrealized appreciation
(depreciation) on investments	23,227,514	118,752	2,137,361	6,034	5,070	35,089,919	88,006
Net realized and unrealized gain (loss)	22,635,287	139,690	1,446,741	9,479	1,706	37,508,117	102,619

Net change in net assets
from operations	$22,195,290	$142,951	$1,633,482	$(110,657)	$1,426	$45,216,954	$188,775

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I
Assets
Investments, at fair value	$62,320,265	$129,061	$39,422,131	$1,700,378,706	$9,997,391	$644,538,996	$17,135,924
Receivables:
Investments in Fund shares sold	2,367	2	148,367	798,105	395	182,744	337
Investment Division units sold	2,666	—	23,759	845,405	—	1,097,457	—
Total assets	62,325,298	129,063	39,594,257	1,702,022,216	9,997,786	645,819,197	17,136,261

Liabilities
Payables:
Investments in Fund shares purchased	2,666	—	23,759	845,405	—	1,097,457	—
Investment Division units redeemed	552	—	147,307	733,754	274	159,863	134
Insurance fees due to Jackson	1,815	2	1,060	64,351	121	22,881	203
Total liabilities	5,033	2	172,126	1,643,510	395	1,280,201	337
Net assets	$62,320,265	$129,061	$39,422,131	$1,700,378,706	$9,997,391	$644,538,996	$17,135,924

Investments in Funds, shares outstanding	5,706,984	11,830	3,630,030	90,541,997	522,057	61,326,260	1,621,185
Investments in Funds, at cost	$59,427,817	$123,248	$38,526,444	$1,408,887,675	$9,700,517	$629,733,283	$16,853,696

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I
Investment Income
Dividends	$—	$—	$—	$9,782,798	$70,895	$16,225,861	$446,176
Expenses
Asset-based charges	670,588	546	358,097	22,559,845	29,191	6,967,966	51,991
Total expenses	670,588	546	358,097	22,559,845	29,191	6,967,966	51,991
Net investment income (loss)	(670,588)	(546)	(358,097)	(12,777,047)	41,704	9,257,895	394,185

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	652,135	125,611,581	591,807	—	—
Investments	265,221	996	(851,734)	53,758,718	(9,381)	6,129,535	114,584
Net change in unrealized appreciation
(depreciation) on investments	5,620,153	11,696	7,916,110	243,657,888	1,084,986	14,128,697	249,334
Net realized and unrealized gain (loss)	5,885,374	12,692	7,716,511	423,028,187	1,667,412	20,258,232	363,918

Net change in net assets
from operations	$5,214,786	$12,146	$7,358,414	$410,251,140	$1,709,116	$29,516,127	$758,103

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
Assets
Investments, at fair value	$461,897,733	$5,838,371	$950,318,998	$3,067,624	$1,312,217,245	$5,675,857	$1,469,608,021
Receivables:
Investments in Fund shares sold	345,988	284	285,692	256	1,101,108	129	725,504
Investment Division units sold	463,188	9,185	309,844	—	1,316,108	—	789,116
Total assets	462,706,909	5,847,840	950,914,534	3,067,880	1,314,634,461	5,675,986	1,471,122,641

Liabilities
Payables:
Investments in Fund shares purchased	463,188	9,185	309,844	—	1,316,108	—	789,116
Investment Division units redeemed	329,782	219	250,413	219	1,053,484	60	671,747
Insurance fees due to Jackson	16,206	65	35,279	37	47,624	69	53,757
Total liabilities	809,176	9,469	595,536	256	2,417,216	129	1,514,620
Net assets	$461,897,733	$5,838,371	$950,318,998	$3,067,624	$1,312,217,245	$5,675,857	$1,469,608,021

Investments in Funds, shares outstanding	37,675,182	475,437	90,765,902	289,126	119,946,732	516,457	105,727,196
Investments in Funds, at cost	$443,371,450	$5,636,032	$979,009,778	$2,926,017	$1,277,988,912	$5,493,550	$1,408,882,959

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
Investment Income
Dividends	$10,640,305	$127,305	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,652,364	13,008	13,175,706	10,379	18,965,761	25,310	19,440,673
Total expenses	4,652,364	13,008	13,175,706	10,379	18,965,761	25,310	19,440,673
Net investment income (loss)	5,987,941	114,297	(13,175,706)	(10,379)	(18,965,761)	(25,310)	(19,440,673)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	5,682,812	18,967	(15,377,938)	6,040	(2,094,034)	23,630	(2,274,117)
Net change in unrealized appreciation
(depreciation) on investments	28,301,737	223,686	93,359,483	179,412	116,731,718	439,399	194,697,218
Net realized and unrealized gain (loss)	33,984,549	242,653	77,981,545	185,452	114,637,684	463,029	192,423,101

Net change in net assets
from operations	$39,972,490	$356,950	$64,805,839	$175,073	$95,671,923	$437,719	$172,982,428

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments, at fair value	$10,658,314	$496,438,914	$1,844,048	$477,385,460	$1,351,792	$419,540,781	$3,863,686
Receivables:
Investments in Fund shares sold	195	267,886	23	363,758	17	180,967	127
Investment Division units sold	98,244	201,089	—	160,663	420	817,192	—
Total assets	10,756,753	496,907,889	1,844,071	477,909,881	1,352,229	420,538,940	3,863,813

Liabilities
Payables:
Investments in Fund shares purchased	98,244	201,089	—	160,663	420	817,192	—
Investment Division units redeemed	70	250,173	—	345,761	—	166,266	81
Insurance fees due to Jackson	125	17,713	23	17,997	17	14,701	46
Total liabilities	98,439	468,975	23	524,421	437	998,159	127
Net assets	$10,658,314	$496,438,914	$1,844,048	$477,385,460	$1,351,792	$419,540,781	$3,863,686

Investments in Funds, shares outstanding	652,683	37,130,809	136,293	37,619,028	102,954	33,060,739	304,467
Investments in Funds, at cost	$10,232,251	$513,538,966	$1,851,042	$481,126,956	$1,520,596	$398,533,898	$3,638,427

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	30,134	6,406,326	7,865	7,036,947	6,427	4,725,762	13,608
Total expenses	30,134	6,406,326	7,865	7,036,947	6,427	4,725,762	13,608
Net investment income (loss)	(30,134)	(6,406,326)	(7,865)	(7,036,947)	(6,427)	(4,725,762)	(13,608)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	43,414	(14,730,598)	(82,137)	(13,576,944)	(98,119)	3,417,499	25,878
Net change in unrealized appreciation
(depreciation) on investments	677,058	98,475,233	349,113	118,514,741	390,968	29,960,163	267,749
Net realized and unrealized gain (loss)	720,472	83,744,635	266,976	104,937,797	292,849	33,377,662	293,627

Net change in net assets
from operations	$690,338	$77,338,309	$259,111	$97,900,850	$286,422	$28,651,900	$280,019

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
Assets
Investments, at fair value	$188,816,196	$961,329	$204,583,818	$445,085	$293,868,683	$476,260	$398,125,371
Receivables:
Investments in Fund shares sold	75,039	384	534,671	5	65,542	7	653,059
Investment Division units sold	14,080	6,368	66,028	—	44,687	—	203,158
Total assets	188,905,315	968,081	205,184,517	445,090	293,978,912	476,267	398,981,588

Liabilities
Payables:
Investments in Fund shares purchased	14,080	6,368	66,028	—	44,687	—	203,158
Investment Division units redeemed	67,823	372	527,240	—	54,886	1	638,375
Insurance fees due to Jackson	7,216	12	7,431	5	10,656	6	14,684
Total liabilities	89,119	6,752	600,699	5	110,229	7	856,217
Net assets	$188,816,196	$961,329	$204,583,818	$445,085	$293,868,683	$476,260	$398,125,371

Investments in Funds, shares outstanding	7,700,497	38,795	16,288,521	34,963	24,367,221	39,134	64,735,833
Investments in Funds, at cost	$155,129,281	$879,994	$232,699,312	$472,846	$307,626,735	$462,276	$512,904,660

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A(a)
Investment Income
Dividends	$—	$—	$8,276,150	$12,023	$15,742,264	$16,489	$5,446,392
Expenses
Asset-based charges	2,511,927	2,639	2,848,667	1,198	4,074,334	1,236	5,611,049
Total expenses	2,511,927	2,639	2,848,667	1,198	4,074,334	1,236	5,611,049
Net investment income (loss)	(2,511,927)	(2,639)	5,427,483	10,825	11,667,930	15,253	(164,657)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	30,212,739	40,182	—	—	6,852,240
Investments	5,278,353	1,096	(3,291,629)	2,264	(7,280,162)	912	(52,482,373)
Net change in unrealized appreciation
(depreciation) on investments	29,834,664	115,884	(3,799,664)	(19,819)	33,407,961	21,147	89,793,848
Net realized and unrealized gain (loss)	35,113,017	116,980	23,121,446	22,627	26,127,799	22,059	44,163,715

Net change in net assets
from operations	$32,601,090	$114,341	$28,548,929	$33,452	$37,795,729	$37,312	$43,999,058

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P Smid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I
Assets
Investments, at fair value	$1,179,323	$2,563,415,982	$5,712,497	$5,955,743,482	$11,172,623	$964,054,955	$2,624,763
Receivables:
Investments in Fund shares sold	14	2,353,420	585	3,727,052	547	792,685	2,684
Investment Division units sold	6,407	85,982	—	558,200	—	307,781	—
Total assets	1,185,744	2,565,855,384	5,713,082	5,960,028,734	11,173,170	965,155,421	2,627,447

Liabilities
Payables:
Investments in Fund shares purchased	6,407	85,982	—	558,200	—	307,781	—
Investment Division units redeemed	—	2,252,749	516	3,510,372	411	756,785	2,652
Insurance fees due to Jackson	14	100,671	69	216,680	136	35,900	32
Total liabilities	6,421	2,439,402	585	4,285,252	547	1,100,466	2,684
Net assets	$1,179,323	$2,563,415,982	$5,712,497	$5,955,743,482	$11,172,623	$964,054,955	$2,624,763

Investments in Funds, shares outstanding	196,882	179,636,719	399,475	248,985,932	463,979	54,221,314	146,799
Investments in Funds, at cost	$1,328,559	$2,210,561,754	$6,028,446	$4,297,734,415	$9,901,323	$873,792,948	$2,621,371

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I(a)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A(b)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I
Investment Income
Dividends	$24,355	$67,025,367	$174,969	$—	$—	$11,837,110	$55,724
Expenses
Asset-based charges	5,738	37,103,264	24,242	77,545,214	37,407	12,662,075	11,450
Total expenses	5,738	37,103,264	24,242	77,545,214	37,407	12,662,075	11,450
Net investment income (loss)	18,617	29,922,103	150,727	(77,545,214)	(37,407)	(824,965)	44,274

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	23,625	272,850,839	627,228	—	—	93,123,454	352,881
Investments	(192,693)	64,784,806	(293,320)	254,112,751	61,711	22,343,240	(65,155)
Net change in unrealized appreciation
(depreciation) on investments	235,946	54,687,928	461,784	1,035,885,610	1,755,278	109,441,774	385,421
Net realized and unrealized gain (loss)	66,878	392,323,573	795,692	1,289,998,361	1,816,989	224,908,468	673,147

Net change in net assets
from operations	$85,495	$422,245,676	$946,419	$1,212,453,147	$1,779,582	$224,083,503	$717,421
(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P Smid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

(b)

JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statements of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A
Assets
Investments, at fair value	$3,344,086,383	$12,012,303	$57,395,094	$1,538,730	$723,231,626	$3,550,896	$2,152,146,149
Receivables:
Investments in Fund shares sold	1,720,661	27,120	6,345	19	629,709	377	1,310,242
Investment Division units sold	631,605	—	231,805	4,764	250,562	2,514	253,105
Total assets	3,346,438,649	12,039,423	57,633,244	1,543,513	724,111,897	3,553,787	2,153,709,496

Liabilities
Payables:
Investments in Fund shares purchased	631,605	—	231,805	4,764	250,562	2,514	253,105
Investment Division units redeemed	1,597,314	26,975	4,613	—	602,866	334	1,228,844
Insurance fees due to Jackson	123,347	145	1,732	19	26,843	43	81,398
Total liabilities	2,352,266	27,120	238,150	4,783	880,271	2,891	1,563,347
Net assets	$3,344,086,383	$12,012,303	$57,395,094	$1,538,730	$723,231,626	$3,550,896	$2,152,146,149

Investments in Funds, shares outstanding	218,853,821	772,992	5,466,199	146,406	51,659,402	248,836	81,924,102
Investments in Funds, at cost	$3,229,595,825	$12,108,980	$55,871,953	$1,537,497	$741,082,869	$3,730,564	$1,419,590,915

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A
Investment Income
Dividends	$109,028,984	$377,964	$1,422,478	$40,972	$16,680,818	$122,574	$—
Expenses
Asset-based charges	42,337,912	35,905	530,062	4,959	9,808,719	16,271	28,579,396
Total expenses	42,337,912	35,905	530,062	4,959	9,808,719	16,271	28,579,396
Net investment income (loss)	66,691,072	342,059	892,416	36,013	6,872,099	106,303	(28,579,396)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	234,190,636	747,669	—	—	71,788,168	464,520	—
Investments	19,504,914	(15,651)	(318,206)	(3,548)	(1,360,564)	(243,278)	118,244,766
Net change in unrealized appreciation
(depreciation) on investments	385,450,070	797,892	6,738,268	139,855	49,698,055	413,736	361,243,217
Net realized and unrealized gain (loss)	639,145,620	1,529,910	6,420,062	136,307	120,125,659	634,978	479,487,983

Net change in net assets
from operations	$705,836,692	$1,871,969	$7,312,478	$172,320	$126,997,758	$741,281	$450,908,587

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/S&P Managed Aggressive Growth Fund - Class I	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I
Assets
Investments, at fair value	$10,668,863	$1,103,850,356	$2,082,694	$5,060,005,032	$8,148,408	$2,650,993,997	$3,285,122
Receivables:
Investments in Fund shares sold	129	682,970	26	1,358,731	192	991,020	38
Investment Division units sold	—	122,783	—	206,932	—	95,632	—
Total assets	10,668,992	1,104,656,109	2,082,720	5,061,570,695	8,148,600	2,652,080,649	3,285,160

Liabilities
Payables:
Investments in Fund shares purchased	—	122,783	—	206,932	—	95,632	—
Investment Division units redeemed	—	640,777	—	1,166,413	92	890,117	—
Insurance fees due to Jackson	129	42,193	26	192,318	100	100,903	38
Total liabilities	129	805,753	26	1,565,663	192	1,086,652	38
Net assets	$10,668,863	$1,103,850,356	$2,082,694	$5,060,005,032	$8,148,408	$2,650,993,997	$3,285,122

Investments in Funds, shares outstanding	403,360	75,813,898	142,455	229,270,731	366,715	154,847,780	190,663
Investments in Funds, at cost	$9,544,395	$937,796,778	$1,991,318	$3,283,330,629	$7,253,446	$1,999,373,370	$2,978,989

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/S&P Managed Aggressive Growth Fund - Class I	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	35,486	15,971,105	6,160	68,639,663	29,875	37,324,962	12,409
Total expenses	35,486	15,971,105	6,160	68,639,663	29,875	37,324,962	12,409
Net investment income (loss)	(35,486)	(15,971,105)	(6,160)	(68,639,663)	(29,875)	(37,324,962)	(12,409)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	65,555	37,021,949	33,689	273,271,631	95,212	106,566,000	37,059
Net change in unrealized appreciation
(depreciation) on investments	1,635,739	81,722,986	97,032	789,818,433	1,246,528	263,432,928	364,622
Net realized and unrealized gain (loss)	1,701,294	118,744,935	130,721	1,063,090,064	1,341,740	369,998,928	401,681

Net change in net assets
from operations	$1,665,808	$102,773,830	$124,561	$994,450,401	$1,311,865	$332,673,966	$389,272

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A
Assets
Investments, at fair value	$5,311,356,271	$5,781,621	$207,022,160	$488,342	$390,634,121	$792,436	$39,518,974
Receivables:
Investments in Fund shares sold	3,078,960	110	48,019	6	220,584	10	1,087
Investment Division units sold	804,966	—	61,288	—	230,865	428	22,097
Total assets	5,315,240,197	5,781,731	207,131,467	488,348	391,085,570	792,874	39,542,158

Liabilities
Payables:
Investments in Fund shares purchased	804,966	—	61,288	—	230,865	428	22,097
Investment Division units redeemed	2,876,856	42	40,707	—	206,221	—	6
Insurance fees due to Jackson	202,104	68	7,312	6	14,363	10	1,081
Total liabilities	3,883,926	110	109,307	6	451,449	438	23,184
Net assets	$5,311,356,271	$5,781,621	$207,022,160	$488,342	$390,634,121	$792,436	$39,518,974

Investments in Funds, shares outstanding	267,305,298	288,937	17,280,648	40,661	29,481,820	59,537	3,844,258
Investments in Funds, at cost	$3,685,220,219	$5,196,204	$198,643,819	$495,260	$397,085,850	$801,874	$37,920,342

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A
Investment Income
Dividends	$—	$—	$3,367,774	$9,530	$8,041,048	$17,065	$—
Expenses
Asset-based charges	73,956,287	28,200	2,660,750	2,181	5,234,466	2,480	401,396
Total expenses	73,956,287	28,200	2,660,750	2,181	5,234,466	2,480	401,396
Net investment income (loss)	(73,956,287)	(28,200)	707,024	7,349	2,806,582	14,585	(401,396)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	10,866,326	25,132	19,427,161	35,306	—
Investments	264,021,697	400,827	1,847,747	(8,751)	(4,542,792)	(18,511)	156,084
Net change in unrealized appreciation
(depreciation) on investments	657,637,503	891,959	22,255,447	52,656	53,974,726	85,820	2,034,099
Net realized and unrealized gain (loss)	921,659,200	1,292,786	34,969,520	69,037	68,859,095	102,615	2,190,183

Net change in net assets
from operations	$847,702,913	$1,264,586	$35,676,544	$76,386	$71,665,677	$117,200	$1,788,787

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Assets
Investments, at fair value	$5,451,153,869	$72,859,923	$6,861,910,066	$44,956,200	$481,521,093	$5,518,629,758	$33,387,429
Receivables:
Investments in Fund shares sold	2,154,745	2,632	4,876,940	1,983	1,641,477	3,272,911	8,591
Investment Division units sold	4,841,299	40,719	2,042,749	—	257,856	1,684,713	50,000
Total assets	5,458,149,913	72,903,274	6,868,829,755	44,958,183	483,420,426	5,523,587,382	33,446,020

Liabilities
Payables:
Investments in Fund shares purchased	4,841,299	40,719	2,042,749	—	257,856	1,684,713	50,000
Investment Division units redeemed	1,969,163	1,759	4,626,933	1,448	1,627,697	3,066,703	8,187
Insurance fees due to Jackson	185,582	873	250,007	535	13,780	206,208	404
Total liabilities	6,996,044	43,351	6,919,689	1,983	1,899,333	4,957,624	58,591
Net assets	$5,451,153,869	$72,859,923	$6,861,910,066	$44,956,200	$481,521,093	$5,518,629,758	$33,387,429

Investments in Funds, shares outstanding	316,559,458	4,209,123	137,706,403	869,391	35,379,948	98,388,835	565,505
Investments in Funds, at cost	$4,636,775,053	$66,035,148	$5,301,482,383	$40,975,638	$415,366,960	$4,112,542,476	$29,754,084

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	53,560,673	198,769	84,912,198	141,624	4,947,712	70,877,424	113,983
Total expenses	53,560,673	198,769	84,912,198	141,624	4,947,712	70,877,424	113,983
Net investment income (loss)	(53,560,673)	(198,769)	(84,912,198)	(141,624)	(4,947,712)	(70,877,424)	(113,983)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	72,503,984	697,916	193,992,428	48,831	7,638,781	188,876,213	326,348
Net change in unrealized appreciation
(depreciation) on investments	788,594,088	7,919,951	1,474,495,135	8,165,579	89,682,210	1,174,111,454	5,855,082
Net realized and unrealized gain (loss)	861,098,072	8,617,867	1,668,487,563	8,214,410	97,320,991	1,362,987,667	6,181,430

Net change in net assets
from operations	$807,537,399	$8,419,098	$1,583,575,365	$8,072,786	$92,373,279	$1,292,110,243	$6,067,447

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Assets
Investments, at fair value	$1,089,491,523	$11,448,426	$1,961,880,038	$12,740,400	$32,599,317	$1,071,402	$63,964,117
Receivables:
Investments in Fund shares sold	838,056	80,738	1,000,117	182	1,473	13	51,760
Investment Division units sold	1,928,529	—	605,519	7	22,801	—	4,577
Total assets	1,092,258,108	11,529,164	1,963,485,674	12,740,589	32,623,591	1,071,415	64,020,454

Liabilities
Payables:
Investments in Fund shares purchased	1,928,529	—	605,519	7	22,801	—	4,577
Investment Division units redeemed	799,869	80,601	929,104	28	522	—	50,007
Insurance fees due to Jackson	38,187	137	71,013	154	951	13	1,753
Total liabilities	2,766,585	80,738	1,605,636	189	24,274	13	56,337
Net assets	$1,089,491,523	$11,448,426	$1,961,880,038	$12,740,400	$32,599,317	$1,071,402	$63,964,117

Investments in Funds, shares outstanding	107,127,977	1,111,498	113,141,871	699,254	2,648,198	87,676	5,675,609
Investments in Funds, at cost	$1,062,831,397	$11,253,035	$1,772,965,233	$11,772,729	$33,803,552	$1,155,343	$55,789,274

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$443,080	$16,498	$—
Expenses
Asset-based charges	13,545,800	33,113	24,390,179	45,612	292,224	3,314	558,590
Total expenses	13,545,800	33,113	24,390,179	45,612	292,224	3,314	558,590
Net investment income (loss)	(13,545,800)	(33,113)	(24,390,179)	(45,612)	150,856	13,184	(558,590)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	5,533,079	178,143	—
Investments	4,339,766	90,802	5,859,174	31,340	86,726	(2,228)	304,821
Net change in unrealized appreciation
(depreciation) on investments	36,750,151	199,834	410,329,296	2,203,568	88,002	(21,227)	16,743,724
Net realized and unrealized gain (loss)	41,089,917	290,636	416,188,470	2,234,908	5,707,807	154,688	17,048,545

Net change in net assets
from operations	$27,544,117	$257,523	$391,798,291	$2,189,296	$5,858,663	$167,872	$16,489,955

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Assets
Investments, at fair value	$368,352,406	$8,204,941	$327,445,504	$9,093,996	$122,883,604	$3,803,977	$392,364,802
Receivables:
Investments in Fund shares sold	167,485	150	86,360	223	14,964	105	68,306
Investment Division units sold	151,581	74	377,661	219	2,985,797	—	318,802
Total assets	368,671,472	8,205,165	327,909,525	9,094,438	125,884,365	3,804,082	392,751,910

Liabilities
Payables:
Investments in Fund shares purchased	151,581	74	377,661	219	2,985,797	—	318,802
Investment Division units redeemed	154,327	50	74,765	115	10,824	60	54,618
Insurance fees due to Jackson	13,158	100	11,595	108	4,140	45	13,688
Total liabilities	319,066	224	464,021	442	3,000,761	105	387,108
Net assets	$368,352,406	$8,204,941	$327,445,504	$9,093,996	$122,883,604	$3,803,977	$392,364,802

Investments in Funds, shares outstanding	27,591,941	610,033	26,513,806	731,029	11,263,392	345,816	33,055,164
Investments in Funds, at cost	$317,684,217	$7,181,006	$291,529,339	$8,092,290	$118,155,961	$3,682,598	$353,688,474

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,130,732	29,442	3,175,576	27,592	1,101,317	9,767	4,043,868
Total expenses	4,130,732	29,442	3,175,576	27,592	1,101,317	9,767	4,043,868
Net investment income (loss)	(4,130,732)	(29,442)	(3,175,576)	(27,592)	(1,101,317)	(9,767)	(4,043,868)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,842,457	74,062	4,898,231	62,490	1,469,123	47,953	1,884,899
Net change in unrealized appreciation
(depreciation) on investments	67,337,004	1,434,280	45,071,237	1,186,624	3,815,205	98,817	59,389,215
Net realized and unrealized gain (loss)	71,179,461	1,508,342	49,969,468	1,249,114	5,284,328	146,770	61,274,114

Net change in net assets
from operations	$67,048,729	$1,478,900	$46,793,892	$1,221,522	$4,183,011	$137,003	$57,230,246

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Assets
Investments, at fair value	$20,133,745	$593,931,339	$11,324,385	$312,215,080	$7,832,697	$299,395,224	$10,626,773
Receivables:
Investments in Fund shares sold	327	205,418	467	115,386	94	24,271	12,523
Investment Division units sold	—	315,393	—	360,985	—	252,570	—
Total assets	20,134,072	594,452,150	11,324,852	312,691,451	7,832,791	299,672,065	10,639,296

Liabilities
Payables:
Investments in Fund shares purchased	—	315,393	—	360,985	—	252,570	—
Investment Division units redeemed	85	184,128	330	103,955	—	13,983	12,395
Insurance fees due to Jackson	242	21,290	137	11,431	94	10,288	128
Total liabilities	327	520,811	467	476,371	94	276,841	12,523
Net assets	$20,133,745	$593,931,339	$11,324,385	$312,215,080	$7,832,697	$299,395,224	$10,626,773

Investments in Funds, shares outstanding	1,679,211	50,676,735	960,508	29,070,305	725,250	26,495,153	931,356
Investments in Funds, at cost	$18,098,904	$532,116,707	$10,015,328	$293,083,366	$7,270,044	$278,045,239	$9,740,780

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	65,552	6,798,974	39,031	3,553,590	29,634	2,610,870	37,014
Total expenses	65,552	6,798,974	39,031	3,553,590	29,634	2,610,870	37,014
Net investment income (loss)	(65,552)	(6,798,974)	(39,031)	(3,553,590)	(29,634)	(2,610,870)	(37,014)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	155,587	(1,400,845)	59,093	(1,414,806)	(43,348)	1,701,176	94,663
Net change in unrealized appreciation
(depreciation) on investments	2,843,815	134,251,867	2,215,282	49,497,304	1,164,955	26,434,157	1,121,284
Net realized and unrealized gain (loss)	2,999,402	132,851,022	2,274,375	48,082,498	1,121,607	28,135,333	1,215,947

Net change in net assets
from operations	$2,933,850	$126,052,048	$2,235,344	$44,528,908	$1,091,973	$25,524,463	$1,178,933

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Assets
Investments, at fair value	$362,388,460	$14,592,945	$255,060,153	$5,272,051	$517,914,969	$13,974,145	$235,077,003
Receivables:
Investments in Fund shares sold	25,822	220	87,287	336	59,091	161	140,518
Investment Division units sold	650,121	—	6,675	—	1,256,479	—	49,196
Total assets	363,064,403	14,593,165	255,154,115	5,272,387	519,230,539	13,974,306	235,266,717

Liabilities
Payables:
Investments in Fund shares purchased	650,121	—	6,675	—	1,256,479	—	49,196
Investment Division units redeemed	13,652	42	78,132	272	40,745	—	132,296
Insurance fees due to Jackson	12,170	178	9,155	64	18,346	161	8,222
Total liabilities	675,943	220	93,962	336	1,315,570	161	189,714
Net assets	$362,388,460	$14,592,945	$255,060,153	$5,272,051	$517,914,969	$13,974,145	$235,077,003

Investments in Funds, shares outstanding	31,294,340	1,247,260	20,242,869	415,449	39,445,161	1,056,247	14,001,013
Investments in Funds, at cost	$329,585,514	$13,155,382	$234,447,752	$4,821,444	$453,076,037	$12,401,204	$212,250,884

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$924,163
Expenses
Asset-based charges	3,472,526	53,495	3,471,388	21,626	4,954,190	38,254	1,592,392
Total expenses	3,472,526	53,495	3,471,388	21,626	4,954,190	38,254	1,592,392
Net investment income (loss)	(3,472,526)	(53,495)	(3,471,388)	(21,626)	(4,954,190)	(38,254)	(668,229)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	7,047,114
Investments	1,781,953	82,249	(5,085,572)	14,876	8,114,507	92,973	2,738,397
Net change in unrealized appreciation
(depreciation) on investments	45,299,766	1,955,314	64,221,430	1,008,482	84,916,957	2,115,588	25,050,037
Net realized and unrealized gain (loss)	47,081,719	2,037,563	59,135,858	1,023,358	93,031,464	2,208,561	34,835,548

Net change in net assets
from operations	$43,609,193	$1,984,068	$55,664,470	$1,001,732	$88,077,274	$2,170,307	$34,167,319

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Assets
Investments, at fair value	$4,231,401	$45,928,818	$667,735	$8,382,355,678	$34,219,171	$1,190,469,999	$13,000,694
Receivables:
Investments in Fund shares sold	406	9,627	8	2,754,990	13,942	13,514,344	415
Investment Division units sold	—	10,838	—	2,653,543	—	6,653,347	2,896
Total assets	4,231,807	45,949,283	667,743	8,387,764,211	34,233,113	1,210,637,690	13,004,005

Liabilities
Payables:
Investments in Fund shares purchased	—	10,838	—	2,653,543	—	6,653,347	2,896
Investment Division units redeemed	355	8,091	—	2,455,600	13,532	13,472,187	256
Insurance fees due to Jackson	51	1,536	8	299,390	410	42,157	159
Total liabilities	406	20,465	8	5,408,533	13,942	20,167,691	3,311
Net assets	$4,231,401	$45,928,818	$667,735	$8,382,355,678	$34,219,171	$1,190,469,999	$13,000,694

Investments in Funds, shares outstanding	251,719	4,134,007	60,319	315,838,571	1,244,334	1,190,469,999	13,000,694
Investments in Funds, at cost	$3,831,987	$42,870,280	$627,691	$6,896,021,641	$30,981,590	$1,190,469,998	$13,000,694

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Investment Income
Dividends	$19,835	$—	$—	$—	$—	$18,677,044	$242,583
Expenses
Asset-based charges	11,978	467,978	2,231	101,472,595	111,733	15,870,747	54,628
Total expenses	11,978	467,978	2,231	101,472,595	111,733	15,870,747	54,628
Net investment income (loss)	7,857	(467,978)	(2,231)	(101,472,595)	(111,733)	2,806,297	187,955

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	133,980	—	—	—	—	—	—
Investments	41,476	630,760	5,482	141,548,806	165,431	—	—
Net change in unrealized appreciation
(depreciation) on investments	591,011	3,348,337	48,379	1,344,715,070	4,573,435	—	—
Net realized and unrealized gain (loss)	766,467	3,979,097	53,861	1,486,263,876	4,738,866	—	—

Net change in net assets
from operations	$774,324	$3,511,119	$51,630	$1,384,791,281	$4,627,133	$2,806,297	$187,955

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2019

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$766,539,735	$2,332,503
Receivables:
Investments in Fund shares sold	271,189	28
Investment Division units sold	587,954	—
Total assets	767,398,878	2,332,531

Liabilities
Payables:
Investments in Fund shares purchased	587,954	—
Investment Division units redeemed	242,028	—
Insurance fees due to Jackson	29,161	28
Total liabilities	859,143	28
Net assets	$766,539,735	$2,332,503

Investments in Funds, shares outstanding	32,302,559	95,165
Investments in Funds, at cost	$693,197,443	$2,228,594

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL/AQR Risk Parity Fund - Class A(a)	JNL/BlackRock Global Long Short Credit Fund - Class A(a)	JNL/Epoch Global Shareholder Yield Fund - Class A(a)	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A(a)
Investment Income
Dividends	$—	$—	$249,652	$3,578,577	$857,174	$3,051	$—
Expenses
Asset-based charges	9,925,900	6,171	122,978	191,988	122,553	175	2,577,986
Total expenses	9,925,900	6,171	122,978	191,988	122,553	175	2,577,986
Net investment income (loss)	(9,925,900)	(6,171)	126,674	3,386,589	734,621	2,876	(2,577,986)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(162,124)	(21,256)	(9,097,017)	(4,590,593)	(180,197)	(2,746)	101,587,013
Net change in unrealized appreciation
(depreciation) on investments	170,983,026	373,129	11,625,267	2,080,344	2,213,098	8,706	(57,562,538)
Net realized and unrealized gain (loss)	170,820,902	351,873	2,528,250	(2,510,249)	2,032,901	5,960	44,024,475

Net change in net assets
from operations	$160,895,002	$345,702	$2,654,924	$876,340	$2,767,522	$8,836	$41,446,489

(a)	The period is from January 1, 2019 through June 24, 2019, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2019

	JNL/MC 10 x 10 Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A(a)	JNL/PPM America Long Short Credit Fund - Class I(a)
Investment Income
Dividends	$—	$856,555	$18,116
Expenses
Asset-based charges	34	89,581	501
Total expenses	34	89,581	501
Net investment income (loss)	(34)	766,974	17,615

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—
Investments	1,902	(1,485,757)	(40,967)
Net change in unrealized appreciation
(depreciation) on investments	365	1,340,868	3,247
Net realized and unrealized gain (loss)	2,267	(144,889)	(37,720)

Net change in net assets
from operations	$2,233	$622,085	$(20,105)

(a)	The period is from January 1, 2019 through June 24, 2019, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(17,712,009)	$(27,937)	$(4,324,957)	$(10,569)	$(28,527,310)	$(37,821)	$(2,222,096)
Net realized gain (loss) on investments	43,214,907	51,267	7,541,473	50,919	68,078,512	110,106	327,037
Net change in unrealized appreciation
(depreciation) on investments	270,395,886	1,300,290	34,828,678	174,135	388,287,622	1,642,827	22,812,641
Net change in net assets
from operations	295,898,784	1,323,620	38,045,194	214,485	427,838,824	1,715,112	20,917,582

Contract transactions
Purchase payments	62,583,181	3,338,537	54,424,483	3,236,662	78,869,584	4,793,264	3,840,283
Surrenders and terminations	(116,711,038)	(47,710)	(56,830,391)	(511,622)	(154,278,376)	(90,342)	(38,393,034)
Transfers between Investment Divisions	(54,914,583)	(126,011)	71,068,352	(121,304)	(76,590,706)	(661,782)	(16,255,595)
Contract owner charges	(15,285,428)	(86,250)	(1,724,826)	(22,736)	(26,214,054)	(53,191)	(185,724)
Net change in net assets
from contract transactions	(124,327,868)	3,078,566	66,937,618	2,581,000	(178,213,552)	3,987,949	(50,994,070)

Net change in net assets	171,570,916	4,402,186	104,982,812	2,795,485	249,625,272	5,703,061	(30,076,488)

Net assets beginning of year	1,255,546,244	3,715,949	322,078,506	357,209	2,011,397,955	5,905,770	230,160,889

Net assets end of year	$1,427,117,160	$8,118,135	$427,061,318	$3,152,694	$2,261,023,227	$11,608,831	$200,084,401

Contract unit transactions
Units outstanding at beginning of year	96,925,296	306,822	29,228,563	31,132	146,725,103	446,073	23,362,558
Units issued	10,562,888	295,155	16,445,956	330,990	12,374,330	490,769	886,734
Units redeemed	(19,073,676)	(77,211)	(10,739,303)	(116,926)	(24,294,168)	(233,688)	(5,800,081)
Units outstanding at end of year	88,414,508	524,766	34,935,216	245,196	134,805,265	703,154	18,449,211
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$155,147,023	$4,168,446	$192,828,522	$4,037,979	$190,978,753	$7,616,634	$9,162,027
Proceeds from sales	$297,186,900	$1,117,817	$130,215,861	$1,467,548	$397,719,615	$3,666,506	$62,378,193

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(35,295,359)	$(3,420)	$(30,097,966)	$(4,713)	$1,335,313	$42,451	$1,189,258
Net realized gain (loss) on investments	50,081,360	1,022	42,103,839	8,689	8,309,288	50,639	3,439,756
Net change in unrealized appreciation
(depreciation) on investments	383,373,025	120,424	271,273,389	148,453	28,191,979	441,447	10,908,890
Net change in net assets
from operations	398,159,026	118,026	283,279,262	152,429	37,836,580	534,537	15,537,904

Contract transactions
Purchase payments	19,163,743	224,430	21,200,046	171,576	23,725,587	369,086	15,656,702
Surrenders and terminations	(227,763,141)	(10,111)	(200,156,211)	(16,659)	(17,562,313)	(35,744)	(13,901,614)
Transfers between Investment Divisions	(125,295,126)	127,748	(139,249,280)	(120,137)	2,741,725	(59,649)	6,167,121
Contract owner charges	(37,574,126)	(10,409)	(30,837,064)	(12,884)	(384,138)	(40,392)	(279,298)
Net change in net assets
from contract transactions	(371,468,650)	331,658	(349,042,509)	21,896	8,520,861	233,301	7,642,911

Net change in net assets	26,690,376	449,684	(65,763,247)	174,325	46,357,441	767,838	23,180,815

Net assets beginning of year	2,509,523,786	505,291	2,190,406,973	1,023,774	181,416,597	2,307,208	116,202,665

Net assets end of year	$2,536,214,162	$954,975	$2,124,643,726	$1,198,099	$227,774,038	$3,075,046	$139,383,480

Contract unit transactions
Units outstanding at beginning of year	143,487,935	31,884	127,971,204	63,030	12,581,876	175,047	9,665,518
Units issued	5,428,734	21,246	5,583,620	24,918	3,409,587	47,850	3,358,715
Units redeemed	(24,991,627)	(1,172)	(24,718,852)	(24,933)	(2,831,873)	(30,640)	(2,636,424)
Units outstanding at end of year	123,925,042	51,958	108,835,972	63,015	13,159,590	192,257	10,387,809
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$102,850,949	$352,356	$103,120,441	$447,007	$59,627,911	$790,612	$45,168,575
Proceeds from sales	$509,614,958	$24,118	$482,260,916	$429,824	$45,712,997	$460,632	$34,794,321

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$33,725	$2,144,239	$56,152	$(5,688,535)	$(16,371)	$(27,201,561)	$(14,828)
Net realized gain (loss) on investments	33,751	7,949,389	48,334	11,166,916	21,986	56,793,781	43,321
Net change in unrealized appreciation
(depreciation) on investments	133,783	28,324,108	358,201	61,370,311	508,063	324,379,724	492,166
Net change in net assets
from operations	201,259	38,417,736	462,687	66,848,692	513,678	353,971,944	520,659

Contract transactions
Purchase payments	733,255	21,656,030	829,110	64,312,225	3,233,172	91,266,178	1,499,825
Surrenders and terminations	(57,820)	(22,478,598)	(34,395)	(65,219,072)	(379,727)	(219,475,853)	(341,326)
Transfers between Investment Divisions	(55,223)	(2,595,142)	(169,724)	45,879,333	(51,742)	(8,265,481)	469,730
Contract owner charges	(20,735)	(376,378)	(29,468)	(1,885,395)	(29,513)	(19,712,175)	(38,119)
Net change in net assets
from contract transactions	599,477	(3,794,088)	595,523	43,087,091	2,772,190	(156,187,331)	1,590,110

Net change in net assets	800,736	34,623,648	1,058,210	109,935,783	3,285,868	197,784,613	2,110,769

Net assets beginning of year	1,110,041	230,255,587	2,282,248	453,477,404	2,596,975	2,022,087,117	1,855,406

Net assets end of year	$1,910,777	$264,879,235	$3,340,458	$563,413,187	$5,882,843	$2,219,871,730	$3,966,175

Contract unit transactions
Units outstanding at beginning of year	92,527	17,199,507	176,123	36,646,040	208,284	143,286,956	145,324
Units issued	74,056	3,043,657	65,770	11,462,572	270,017	15,565,611	157,434
Units redeemed	(25,687)	(3,293,464)	(18,861)	(7,922,458)	(76,148)	(26,266,249)	(42,385)
Units outstanding at end of year	140,896	16,949,700	223,032	40,186,154	402,153	132,586,318	260,373
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$987,978	$52,658,617	$974,083	$149,221,987	$3,790,544	$242,830,673	$2,210,399
Proceeds from sales	$333,310	$50,748,250	$278,229	$111,823,431	$1,034,725	$426,219,565	$635,117

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$(140,860)	$(801)	$(1,909,020)	$(9,418)	$(22,833,984)	$(36,632)	$(8,300,365)
Net realized gain (loss) on investments	141,124	16,413	2,250,493	34,787	47,253,346	92,905	(8,526,598)
Net change in unrealized appreciation
(depreciation) on investments	1,085,391	615,124	32,346,828	462,403	431,607,793	2,037,517	144,168,841
Net change in net assets
from operations	1,085,655	630,736	32,688,301	487,772	456,027,155	2,093,790	127,341,878

Contract transactions
Purchase payments	1,334,448	784,644	27,326,936	1,131,899	120,814,492	3,528,583	29,126,227
Surrenders and terminations	(1,305,394)	(73,018)	(7,690,397)	(54,244)	(126,267,106)	(356,834)	(45,469,414)
Transfers between Investment Divisions	328,797	4,303,854	40,449,063	(268,157)	121,005,158	1,731,892	20,559,256
Contract owner charges	(5,746)	(195)	(1,769,844)	(22,850)	(20,664,175)	(85,458)	(7,194,847)
Net change in net assets
from contract transactions	352,105	5,015,285	58,315,758	786,648	94,888,369	4,818,183	(2,978,778)

Net change in net assets	1,437,760	5,646,021	91,004,059	1,274,420	550,915,524	6,911,973	124,363,100

Net assets beginning of year	13,685,513	411,487	101,433,173	1,509,350	1,318,819,103	4,465,611	540,930,885

Net assets end of year	$15,123,273	$6,057,508	$192,437,232	$2,783,770	$1,869,734,627	$11,377,584	$665,293,985

Contract unit transactions
Units outstanding at beginning of year	1,427,450	51,123	8,948,522	129,862	27,849,298	67,706	28,899,860
Units issued	427,597	611,755	7,238,057	126,127	7,990,940	80,943	5,723,850
Units redeemed	(395,642)	(86,201)	(2,826,983)	(69,678)	(6,570,160)	(22,473)	(5,931,482)
Units outstanding at end of year	1,459,405	576,677	13,359,596	186,311	29,270,078	126,176	28,692,228
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,307,787	$5,846,551	$95,888,151	$1,731,875	$472,094,338	$6,662,221	$122,154,139
Proceeds from sales	$4,096,542	$832,067	$39,481,413	$954,645	$400,039,953	$1,880,670	$133,433,282

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A
Operations
Net investment income (loss)	$(8,789)	$(225,882)	$(16,546,696)	$(70,199)	$(39,730,314)	$(43,709)	$(828,676)
Net realized gain (loss) on investments	(13,850)	909,083	7,981,805	33,642	127,208,095	71,512	599,805
Net change in unrealized appreciation
(depreciation) on investments	444,139	12,224,629	216,528,244	2,859,549	423,352,455	1,894,123	9,283,845
Net change in net assets
from operations	421,500	12,907,830	207,963,353	2,822,992	510,830,236	1,921,926	9,054,974

Contract transactions
Purchase payments	1,188,681	39,212,031	242,177,007	8,629,962	146,759,626	6,871,869	52,961,343
Surrenders and terminations	(69,213)	(1,706,609)	(69,465,671)	(286,637)	(200,955,753)	(681,895)	(2,574,665)
Transfers between Investment Divisions	446,243	3,545,575	137,530,686	524,734	(70,632,426)	243,342	39,541,826
Contract owner charges	(20,494)	(484,252)	(15,466,316)	(160,262)	(39,441,730)	(114,588)	(643,022)
Net change in net assets
from contract transactions	1,545,217	40,566,745	294,775,706	8,707,797	(164,270,283)	6,318,728	89,285,482

Net change in net assets	1,966,717	53,474,575	502,739,059	11,530,789	346,559,953	8,240,654	98,340,456

Net assets beginning of year	1,055,404	27,799,448	963,781,527	10,200,796	2,699,797,791	5,838,439	21,747,318

Net assets end of year	$3,022,121	$81,274,023	$1,466,520,586	$21,731,585	$3,046,357,744	$14,079,093	$120,087,774

Contract unit transactions
Units outstanding at beginning of year	45,714	2,729,944	62,689,945	500,900	141,339,101	268,332	2,310,714
Units issued	71,616	4,596,748	27,795,889	486,933	17,529,873	422,070	10,195,442
Units redeemed	(12,531)	(1,207,615)	(10,612,798)	(102,794)	(25,541,173)	(152,953)	(1,478,780)
Units outstanding at end of year	104,799	6,119,077	79,873,036	885,039	133,327,801	537,449	11,027,376
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,878,173	$55,029,566	$472,727,808	$11,074,564	$362,824,320	$9,983,864	$104,529,606
Proceeds from sales	$341,745	$14,688,703	$194,498,798	$2,436,966	$566,824,917	$3,708,845	$16,072,800

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Operations
Net investment income (loss)	$(8,950)	$(6,501,338)	$(7,093)	$(3,523,662)	$(21,083)	$(8,917,273)	$(16,689)
Net realized gain (loss) on investments	28,356	2,492,277	6,922	6,793,274	50,641	11,770,485	45,795
Net change in unrealized appreciation
(depreciation) on investments	301,775	31,489,818	100,608	82,196,351	1,323,513	162,945,923	920,940
Net change in net assets
from operations	321,181	27,480,757	100,437	85,465,963	1,353,071	165,799,135	950,046

Contract transactions
Purchase payments	1,666,957	18,252,944	879,541	68,275,679	2,735,161	32,125,327	1,351,241
Surrenders and terminations	(48,825)	(38,001,663)	(51,814)	(19,565,020)	(151,906)	(42,214,180)	(218,779)
Transfers between Investment Divisions	(240,482)	(4,882,484)	142,911	86,066,375	315,533	(21,576,808)	68,681
Contract owner charges	(18,332)	(6,265,166)	(12,791)	(1,454,142)	(52,705)	(8,913,642)	(37,147)
Net change in net assets
from contract transactions	1,359,318	(30,896,369)	957,847	133,322,892	2,846,083	(40,579,303)	1,163,996

Net change in net assets	1,680,499	(3,415,612)	1,058,284	218,788,855	4,199,154	125,219,832	2,114,042

Net assets beginning of year	1,211,873	472,081,340	1,122,789	206,532,871	2,795,455	582,674,388	2,547,987

Net assets end of year	$2,892,372	$468,665,728	$2,181,073	$425,321,726	$6,994,609	$707,894,220	$4,662,029

Contract unit transactions
Units outstanding at beginning of year	128,401	45,804,120	95,227	15,303,097	211,396	41,752,217	160,808
Units issued	191,264	6,767,616	103,958	12,612,051	250,148	5,730,291	114,276
Units redeemed	(58,053)	(9,801,820)	(26,139)	(4,156,941)	(70,803)	(8,287,244)	(50,300)
Units outstanding at end of year	261,612	42,769,916	173,046	23,758,207	390,741	39,195,264	224,784
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,958,880	$72,194,907	$1,277,143	$198,115,095	$3,982,329	$93,099,613	$2,110,843
Proceeds from sales	$608,512	$109,592,614	$326,389	$68,315,865	$1,157,329	$142,596,189	$963,536

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$(32,621,902)	$(60,387)	$(9,778,251)	$(65,520)	$(87,591,829)	$(174,128)	$(23,295,364)
Net realized gain (loss) on investments	66,158,953	126,959	29,410,975	224,657	269,797,908	374,179	24,721,824
Net change in unrealized appreciation
(depreciation) on investments	439,915,183	2,599,048	181,901,049	3,614,846	1,224,256,897	8,263,452	327,381,525
Net change in net assets
from operations	473,452,234	2,665,620	201,533,773	3,773,983	1,406,462,976	8,463,503	328,807,985

Contract transactions
Purchase payments	214,000,659	4,662,975	292,333,669	7,558,912	682,251,065	21,955,889	86,629,625
Surrenders and terminations	(124,125,375)	(388,496)	(52,359,294)	(819,550)	(388,877,352)	(1,203,113)	(103,379,834)
Transfers between Investment Divisions	(33,749,923)	494,306	153,450,161	269,945	(47,405,708)	(499,313)	(97,413,788)
Contract owner charges	(32,069,694)	(153,326)	(5,389,256)	(163,930)	(83,501,355)	(494,213)	(21,123,504)
Net change in net assets
from contract transactions	24,055,667	4,615,459	388,035,280	6,845,377	162,466,650	19,759,250	(135,287,501)

Net change in net assets	497,507,901	7,281,079	589,569,053	10,619,360	1,568,929,626	28,222,753	193,520,484

Net assets beginning of year	2,170,711,051	9,260,160	518,662,934	9,274,100	5,780,078,421	24,203,766	1,632,856,406

Net assets end of year	$2,668,218,952	$16,541,239	$1,108,231,987	$19,893,460	$7,349,008,047	$52,426,519	$1,826,376,890

Contract unit transactions
Units outstanding at beginning of year	146,895,742	599,359	25,442,043	434,247	277,013,360	1,027,526	128,182,615
Units issued	23,511,302	419,769	25,179,937	464,942	49,162,736	1,185,581	14,181,734
Units redeemed	(22,286,876)	(150,655)	(8,112,466)	(181,410)	(42,436,934)	(428,582)	(23,925,091)
Units outstanding at end of year	148,120,168	868,473	42,509,514	717,779	283,739,162	1,784,525	118,439,258
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$389,702,873	$7,244,710	$576,226,859	$11,319,741	$1,156,056,491	$31,100,421	$201,465,512
Proceeds from sales	$398,269,108	$2,689,638	$197,969,830	$4,539,884	$1,081,181,670	$11,515,299	$360,048,377

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A(a)	JNL/AQR Large Cap Defensive Style Fund - Class I(a)
Operations
Net investment income (loss)	$(35,774)	$(29,255,565)	$(49,847)	$(17,635,735)	$(41,402)	$(109,950)	$(671)
Net realized gain (loss) on investments	(50,013)	63,169,062	103,736	26,315,025	108,923	120,711	1,106
Net change in unrealized appreciation
(depreciation) on investments	1,644,534	304,170,846	1,799,943	293,240,095	2,176,153	1,638,037	29,032
Net change in net assets
from operations	1,558,747	338,084,343	1,853,832	301,919,385	2,243,674	1,648,798	29,467

Contract transactions
Purchase payments	2,713,306	146,509,129	7,035,514	64,354,301	4,263,333	5,372,690	284,879
Surrenders and terminations	(406,565)	(154,976,229)	(834,713)	(79,339,443)	(428,463)	(743,734)	(1,170)
Transfers between Investment Divisions	(401,089)	(18,198,079)	(480,204)	(27,289,173)	65,612	28,156,072	257,538
Contract owner charges	(83,982)	(26,962,534)	(104,415)	(17,670,516)	(94,928)	(91,863)	(677)
Net change in net assets
from contract transactions	1,821,670	(53,627,713)	5,616,182	(59,944,831)	3,805,554	32,693,165	540,570

Net change in net assets	3,380,417	284,456,630	7,470,014	241,974,554	6,049,228	34,341,963	570,037

Net assets beginning of year	6,464,198	2,009,614,646	7,934,714	1,148,077,068	6,165,264	—	—

Net assets end of year	$9,844,615	$2,294,071,276	$15,404,728	$1,390,051,622	$12,214,492	$34,341,963	$570,037

Contract unit transactions
Units outstanding at beginning of year	447,287	148,503,193	557,601	99,661,537	471,130	—	—
Units issued	244,762	20,608,309	529,221	13,571,010	437,854	3,723,105	61,171
Units redeemed	(134,200)	(24,519,912)	(169,253)	(18,288,350)	(180,996)	(491,709)	(7,822)
Units outstanding at end of year	557,849	144,591,590	917,569	94,944,197	727,988	3,231,396	53,349
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,995,904	$306,071,963	$8,276,199	$179,665,852	$6,558,327	$37,759,323	$619,546
Proceeds from sales	$2,210,008	$388,955,241	$2,709,864	$257,246,418	$2,794,175	$5,176,108	$79,647

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class I(a)	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I
Operations
Net investment income (loss)	$(3,847,109)	$(4,078)	$(995,337)	$11,050	$998	$(44,831,150)	$(54,870)
Net realized gain (loss) on investments	5,378,340	(5,783)	(7,607,937)	499	12	40,626,375	(29,043)
Net change in unrealized appreciation
(depreciation) on investments	59,475,325	211,138	7,966,268	155,557	4,261	508,106,301	2,106,122
Net change in net assets
from operations	61,006,556	201,277	(637,006)	167,106	5,271	503,901,526	2,022,209

Contract transactions
Purchase payments	4,554,546	125,008	1,726,100	1,897,310	127,339	116,491,155	4,793,364
Surrenders and terminations	(22,156,897)	(1,611)	(12,096,594)	(11,724)	—	(272,659,837)	(667,802)
Transfers between Investment Divisions	(27,896,520)	275,314	(8,957,321)	1,159,699	26,899	(187,987,615)	(841,473)
Contract owner charges	(3,538,927)	(10,734)	(193,027)	(7,010)	(153)	(43,829,362)	(166,177)
Net change in net assets
from contract transactions	(49,037,798)	387,977	(19,520,842)	3,038,275	154,085	(387,985,659)	3,117,912

Net change in net assets	11,968,758	589,254	(20,157,848)	3,205,381	159,356	115,915,867	5,140,121

Net assets beginning of year	271,715,053	621,832	104,656,761	—	—	3,293,386,734	9,598,347

Net assets end of year	$283,683,811	$1,211,086	$84,498,913	$3,205,381	$159,356	$3,409,302,601	$14,738,468

Contract unit transactions
Units outstanding at beginning of year	18,892,156	35,977	11,588,656	—	—	268,415,432	696,969
Units issued	1,396,187	27,319	989,384	310,134	15,079	21,183,820	603,763
Units redeemed	(4,451,697)	(7,383)	(3,140,594)	(5,352)	(15)	(50,845,102)	(372,816)
Units outstanding at end of year	15,836,646	55,913	9,437,446	304,782	15,064	238,754,150	927,916
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$22,651,551	$527,946	$8,822,861	$3,110,720	$155,320	$281,915,385	$8,569,776
Proceeds from sales	$75,536,458	$144,047	$29,339,040	$61,395	$237	$714,732,194	$5,506,734

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Operations
Net investment income (loss)	$(8,274,647)	$(7,030)	$(35,588,619)	$(64,163)	$(405,218)	$(1,658)	$6,627,088
Net realized gain (loss) on investments	(22,134,750)	4,796	106,438,142	121,938	(488,278)	(2,811)	21,760,714
Net change in unrealized appreciation
(depreciation) on investments	106,449,905	190,948	587,992,720	3,469,124	2,226,090	19,988	42,362,902
Net change in net assets
from operations	76,040,508	188,714	658,842,243	3,526,899	1,332,594	15,519	70,750,704

Contract transactions
Purchase payments	15,838,153	1,343,595	172,538,978	5,902,942	4,862,945	158,490	15,558,804
Surrenders and terminations	(53,461,455)	(20,642)	(190,930,062)	(776,114)	(3,294,460)	(510)	(31,709,148)
Transfers between Investment Divisions	(18,550,596)	926,100	67,318,857	2,488,392	2,768,463	41,472	(3,200,004)
Contract owner charges	(7,834,306)	(21,976)	(33,088,470)	(165,222)	(126,166)	(3,572)	(5,566,473)
Net change in net assets
from contract transactions	(64,008,204)	2,227,077	15,839,303	7,449,998	4,210,782	195,880	(24,916,821)

Net change in net assets	12,032,304	2,415,791	674,681,546	10,976,897	5,543,376	211,399	45,833,883

Net assets beginning of year	589,691,515	614,425	2,165,262,828	8,660,190	34,144,327	243,431	417,372,056

Net assets end of year	$601,723,819	$3,030,216	$2,839,944,374	$19,637,087	$39,687,703	$454,830	$463,205,939

Contract unit transactions
Units outstanding at beginning of year	85,587,050	77,960	38,218,840	105,384	3,437,579	24,317	31,251,676
Units issued	9,316,495	298,255	7,947,685	106,684	1,786,636	26,937	4,289,978
Units redeemed	(17,902,391)	(37,571)	(7,924,495)	(28,631)	(1,352,785)	(7,950)	(6,050,622)
Units outstanding at end of year	77,001,154	338,644	38,242,030	183,437	3,871,430	43,304	29,491,032
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$68,939,425	$2,552,860	$538,300,521	$10,306,930	$17,889,458	$277,069	$98,830,794
Proceeds from sales	$141,222,276	$332,813	$558,049,837	$2,921,095	$14,083,894	$82,847	$93,525,196

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$60,602	$(3,021,068)	$(23,541)	$(1,354,662)	$(5,523)	$78,830	$50,801
Net realized gain (loss) on investments	75,658	9,572,975	126,019	(80,183)	2,902	3,019,091	53,254
Net change in unrealized appreciation
(depreciation) on investments	193,332	46,267,232	1,148,363	9,596,056	115,585	27,893,086	603,673
Net change in net assets
from operations	329,592	52,819,139	1,250,841	8,161,211	112,964	30,991,007	707,728

Contract transactions
Purchase payments	657,194	52,630,670	3,316,558	11,435,518	522,669	34,349,040	1,306,298
Surrenders and terminations	(263,403)	(13,135,095)	(150,065)	(9,497,302)	(209,196)	(6,489,296)	(38,909)
Transfers between Investment Divisions	22,948	84,852,990	1,522,569	36,567,025	56,681	(5,135,935)	239,642
Contract owner charges	(24,018)	(2,671,964)	(58,833)	(1,046,370)	(10,812)	(2,247,326)	(41,488)
Net change in net assets
from contract transactions	392,721	121,676,601	4,630,229	37,458,871	359,342	20,476,483	1,465,543

Net change in net assets	722,313	174,495,740	5,881,070	45,620,082	472,306	51,467,490	2,173,271

Net assets beginning of year	1,415,938	112,482,528	2,426,698	81,390,716	981,013	148,559,177	2,700,463

Net assets end of year	$2,138,251	$286,978,268	$8,307,768	$127,010,798	$1,453,319	$200,026,667	$4,873,734

Contract unit transactions
Units outstanding at beginning of year	76,820	10,559,538	224,508	7,794,525	92,752	15,299,343	269,793
Units issued	78,507	19,067,258	487,328	7,023,712	62,114	6,355,365	152,818
Units redeemed	(56,682)	(8,942,318)	(126,684)	(3,646,824)	(27,906)	(4,479,864)	(21,197)
Units outstanding at end of year	98,645	20,684,478	585,152	11,171,413	126,960	17,174,844	401,414
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,707,147	$234,375,552	$6,289,851	$77,548,867	$678,861	$72,990,972	$1,821,937
Proceeds from sales	$1,138,080	$115,720,019	$1,683,163	$41,444,658	$325,042	$50,484,614	$257,629

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DFA International Core Equity Fund - Class A(a)	JNL/DFA International Core Equity Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(22,227)	$(158)	$394,084	$64,578	$(14,282,902)	$(28,454)	$(708,514)
Net realized gain (loss) on investments	16,574	59	2,182,140	63,866	39,922,760	51,589	6,509,343
Net change in unrealized appreciation
(depreciation) on investments	517,899	12,582	18,149,569	631,501	231,435,560	1,471,553	12,744,672
Net change in net assets
from operations	512,246	12,483	20,725,793	759,945	257,075,418	1,494,688	18,545,501

Contract transactions
Purchase payments	3,588,089	222,134	28,680,630	1,128,990	55,952,763	3,866,649	24,039,853
Surrenders and terminations	(198,913)	—	(8,671,701)	(84,506)	(77,001,035)	(249,858)	(7,766,161)
Transfers between Investment Divisions	4,810,721	(2,203)	3,188,356	21,601	33,009,102	(309,403)	35,267,406
Contract owner charges	(16,672)	(533)	(1,601,804)	(29,958)	(12,287,025)	(59,740)	(645,830)
Net change in net assets
from contract transactions	8,183,225	219,398	21,595,481	1,036,127	(326,195)	3,247,648	50,895,268

Net change in net assets	8,695,471	231,881	42,321,274	1,796,072	256,749,223	4,742,336	69,440,769

Net assets beginning of year	—	—	114,807,412	3,758,995	910,822,839	3,682,515	73,218,975

Net assets end of year	$8,695,471	$231,881	$157,128,686	$5,555,067	$1,167,572,062	$8,424,851	$142,659,744

Contract unit transactions
Units outstanding at beginning of year	—	—	11,699,129	372,719	28,744,043	83,280	4,615,620
Units issued	841,835	23,186	4,848,812	150,655	5,933,310	96,763	4,519,601
Units redeemed	(33,186)	(1,747)	(2,844,694)	(53,622)	(5,894,969)	(32,082)	(1,594,067)
Units outstanding at end of year	808,649	21,439	13,703,247	469,752	28,782,384	147,961	7,541,154
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,528,944	$236,784	$55,878,182	$1,767,361	$213,032,598	$4,902,214	$89,495,405
Proceeds from sales	$367,946	$17,544	$32,429,383	$616,389	$227,641,695	$1,683,020	$29,158,853

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
Operations
Net investment income (loss)	$25,879	$33,570,328	$302,245	$(389,284)	$(5,557)	$(14,628,673)	$(45,974)
Net realized gain (loss) on investments	263,514	15,395,048	78,157	620,838	3,332	6,719,130	88,048
Net change in unrealized appreciation
(depreciation) on investments	338,345	112,038,036	111,143	2,122,657	118,170	297,703,761	2,615,844
Net change in net assets
from operations	627,738	161,003,412	491,545	2,354,211	115,945	289,794,218	2,657,918

Contract transactions
Purchase payments	1,840,031	78,772,263	8,646,865	9,482,230	670,484	155,397,139	6,596,888
Surrenders and terminations	(153,096)	(258,523,105)	(368,337)	(2,744,607)	(16,221)	(64,096,511)	(535,045)
Transfers between Investment Divisions	703,534	58,720,652	1,287,076	23,902,058	29,357	239,736,919	860,242
Contract owner charges	(33,725)	(29,901,201)	(60,777)	(280,991)	(9,174)	(11,735,003)	(117,473)
Net change in net assets
from contract transactions	2,356,744	(150,931,391)	9,504,827	30,358,690	674,446	319,302,544	6,804,612

Net change in net assets	2,984,482	10,072,021	9,996,372	32,712,901	790,391	609,096,762	9,462,530

Net assets beginning of year	1,940,376	2,581,224,405	3,757,430	12,566,553	837,171	802,439,388	5,362,943

Net assets end of year	$4,924,858	$2,591,296,426	$13,753,802	$45,279,454	$1,627,562	$1,411,536,150	$14,825,473

Contract unit transactions
Units outstanding at beginning of year	206,727	125,685,202	134,577	1,183,498	77,535	55,236,598	374,257
Units issued	285,873	17,440,894	447,123	4,404,750	69,881	29,998,795	590,046
Units redeemed	(80,304)	(25,204,578)	(117,999)	(1,687,553)	(11,044)	(11,560,721)	(191,421)
Units outstanding at end of year	412,296	117,921,518	463,701	3,900,695	136,372	73,674,672	772,882
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,656,538	$444,001,278	$13,312,353	$49,483,854	$800,913	$518,434,211	$10,101,919
Proceeds from sales	$931,508	$561,362,341	$3,505,281	$19,514,448	$132,024	$213,760,340	$3,343,281

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
Operations
Net investment income (loss)	$(12,188,994)	$(40,791)	$302,207	$15,919	$(1,598,540)	$(3,610)	$3,066,404
Net realized gain (loss) on investments	5,249,467	219,189	(339,046)	(2,298)	(440,558)	3,861	(495,716)
Net change in unrealized appreciation
(depreciation) on investments	45,952,038	330,463	5,637,410	122,385	27,489,246	148,406	58,858,664
Net change in net assets
from operations	39,012,511	508,861	5,600,571	136,006	25,450,148	148,657	61,429,352

Contract transactions
Purchase payments	83,093,290	4,514,153	4,150,850	450,624	8,032,664	206,881	39,421,835
Surrenders and terminations	(79,951,220)	(1,448,163)	(4,252,577)	(219,812)	(15,305,755)	(62,689)	(72,396,899)
Transfers between Investment Divisions	118,507,660	3,475,600	598,473	(62,600)	(3,021,841)	43,271	11,224,333
Contract owner charges	(9,108,404)	(55,690)	(105,074)	(5,789)	(600,183)	(8,277)	(10,320,292)
Net change in net assets
from contract transactions	112,541,326	6,485,900	391,672	162,423	(10,895,115)	179,186	(32,071,023)

Net change in net assets	151,553,837	6,994,761	5,992,243	298,429	14,555,033	327,843	29,358,329

Net assets beginning of year	861,074,473	4,648,183	42,761,125	830,249	129,488,997	602,814	803,002,659

Net assets end of year	$1,012,628,310	$11,642,944	$48,753,368	$1,128,678	$144,044,030	$930,657	$832,360,988

Contract unit transactions
Units outstanding at beginning of year	78,693,525	417,325	4,316,758	87,645	10,592,967	52,630	31,560,367
Units issued	32,101,314	1,555,931	1,612,837	76,942	2,575,555	27,669	5,676,015
Units redeemed	(22,141,569)	(979,483)	(1,588,416)	(59,559)	(3,294,703)	(13,642)	(7,049,451)
Units outstanding at end of year	88,653,270	993,773	4,341,179	105,028	9,873,819	66,657	30,186,931
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$359,771,704	$17,673,476	$17,038,432	$779,532	$33,749,170	$360,632	$164,950,273
Proceeds from sales	$259,419,372	$11,228,367	$16,344,553	$601,190	$46,242,825	$185,056	$193,954,892

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I
Operations
Net investment income (loss)	$61,727	$(9,286,105)	$(5,766)	$(20,464,527)	$(3,732)	$(5,699,342)	$(3,955)
Net realized gain (loss) on investments	17,940	8,936,154	32,897	346,284	(887)	(4,827,774)	(4,257)
Net change in unrealized appreciation
(depreciation) on investments	125,698	158,885,744	262,219	282,299,404	149,436	60,455,346	153,211
Net change in net assets
from operations	205,365	158,535,793	289,350	262,181,161	144,817	49,928,230	144,999

Contract transactions
Purchase payments	1,565,975	18,646,682	643,396	15,277,067	211,503	11,907,558	526,329
Surrenders and terminations	(20,483)	(57,097,226)	(42,485)	(136,479,078)	(3,809)	(31,415,478)	(25,798)
Transfers between Investment Divisions	806,433	(63,330,691)	108,049	(86,183,906)	198,894	(16,470,272)	238,548
Contract owner charges	(20,907)	(8,202,708)	(13,320)	(19,796,363)	(11,320)	(5,493,980)	(8,986)
Net change in net assets
from contract transactions	2,331,018	(109,983,943)	695,640	(227,182,280)	395,268	(41,472,172)	730,093

Net change in net assets	2,536,383	48,551,850	984,990	34,998,881	540,085	8,456,058	875,092

Net assets beginning of year	1,441,372	665,848,788	881,887	1,430,983,790	597,574	402,290,684	477,260

Net assets end of year	$3,977,755	$714,400,638	$1,866,877	$1,465,982,671	$1,137,659	$410,746,742	$1,352,352

Contract unit transactions
Units outstanding at beginning of year	39,184	47,533,910	56,990	115,916,002	42,017	37,558,276	36,988
Units issued	76,012	4,442,248	75,348	5,100,326	31,338	4,447,924	71,002
Units redeemed	(14,884)	(11,334,636)	(36,892)	(21,653,165)	(6,923)	(8,103,999)	(15,320)
Units outstanding at end of year	100,312	40,641,522	95,446	99,363,163	66,432	33,902,201	92,670
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,985,888	$72,057,109	$1,346,129	$70,076,977	$505,921	$50,250,628	$948,214
Proceeds from sales	$593,143	$191,327,157	$656,255	$317,723,784	$114,385	$97,422,142	$222,076

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A
Operations
Net investment income (loss)	$48,343,966	$241,174	$(15,931,412)	$(5,318)	$(22,960,255)	$(10,200)	$(4,064,372)
Net realized gain (loss) on investments	(3,703,251)	(4,367)	48,080,807	794	19,147,971	7,455	6,318,067
Net change in unrealized appreciation
(depreciation) on investments	(46,973,847)	(240,949)	136,642,117	203,120	232,601,906	291,462	81,753,283
Net change in net assets
from operations	(2,333,132)	(4,142)	168,791,512	198,596	228,789,622	288,717	84,006,978

Contract transactions
Purchase payments	25,910,156	1,388,256	19,961,541	—	65,875,267	1,661,542	21,265,181
Surrenders and terminations	(49,747,744)	(62,722)	(103,907,386)	—	(161,262,935)	(54,283)	(38,579,067)
Transfers between Investment Divisions	(7,780,652)	305,640	(35,360,580)	206,743	2,392,581	94,920	(21,285,354)
Contract owner charges	(6,518,614)	(13,595)	(14,758,712)	(1)	(19,647,350)	(19,389)	(6,518,296)
Net change in net assets
from contract transactions	(38,136,854)	1,617,579	(134,065,137)	206,742	(112,642,437)	1,682,790	(45,117,536)

Net change in net assets	(40,469,986)	1,613,437	34,726,375	405,338	116,147,185	1,971,507	38,889,442

Net assets beginning of year	619,824,842	1,173,116	1,102,524,799	1,030,538	1,607,799,513	1,210,514	516,457,359

Net assets end of year	$579,354,856	$2,786,553	$1,137,251,174	$1,435,876	$1,723,946,698	$3,182,021	$555,346,801

Contract unit transactions
Units outstanding at beginning of year	53,644,640	91,579	89,939,228	75,555	107,923,673	66,926	50,342,457
Units issued	8,929,672	182,689	5,540,574	28,693	13,263,571	123,643	6,470,458
Units redeemed	(12,378,022)	(57,823)	(15,653,814)	(13,704)	(20,273,577)	(37,506)	(10,470,072)
Units outstanding at end of year	50,196,290	216,445	79,825,988	90,544	100,913,667	153,063	46,342,843
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$160,702,785	$2,614,334	$73,010,517	$400,754	$213,078,653	$2,420,425	$88,774,656
Proceeds from sales	$150,495,673	$755,581	$223,007,066	$199,330	$348,681,345	$747,835	$124,941,667

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$12,255	$(7,929,880)	$(4,387)	$(1,467,846)	$(282,171)	$2,546	$1,182,768
Net realized gain (loss) on investments	34,284	6,929,399	2,227	(1,376,383)	488,274	25,055	10,171,622
Net change in unrealized appreciation
(depreciation) on investments	238,930	109,581,424	200,885	15,711,006	6,256,277	386,172	83,542,821
Net change in net assets
from operations	285,469	108,580,943	198,725	12,866,777	6,462,380	413,773	94,897,211

Contract transactions
Purchase payments	762,352	17,393,389	801,008	1,786,135	12,986,226	1,082,284	12,002,861
Surrenders and terminations	(40,019)	(43,348,871)	(10,392)	(12,670,739)	(2,575,848)	(76,448)	(41,464,709)
Transfers between Investment Divisions	121,178	(20,825,175)	56,717	(5,937,257)	43,058,288	94,393	(18,871,766)
Contract owner charges	(21,130)	(7,341,328)	(14,536)	(1,005,397)	(471,648)	(26,544)	(3,144,452)
Net change in net assets
from contract transactions	822,381	(54,121,985)	832,797	(17,827,258)	52,997,018	1,073,685	(51,478,066)

Net change in net assets	1,107,850	54,458,958	1,031,522	(4,960,481)	59,459,398	1,487,458	43,419,145

Net assets beginning of year	1,135,735	531,897,847	359,835	116,819,023	17,663,473	1,710,201	384,351,275

Net assets end of year	$2,243,585	$586,356,805	$1,391,357	$111,858,542	$77,122,871	$3,197,659	$427,770,420

Contract unit transactions
Units outstanding at beginning of year	93,624	42,475,594	23,985	9,544,354	2,007,111	191,526	41,707,847
Units issued	85,275	3,411,870	54,499	787,635	6,615,904	209,302	4,708,640
Units redeemed	(22,191)	(7,364,595)	(1,922)	(2,171,400)	(1,282,393)	(104,485)	(9,576,175)
Units outstanding at end of year	156,708	38,522,869	76,562	8,160,589	7,340,622	296,343	36,840,312
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,196,347	$47,760,115	$866,156	$10,328,152	$66,008,500	$2,120,617	$75,920,469
Proceeds from sales	$310,670	$109,811,980	$37,746	$29,623,256	$13,293,653	$1,044,386	$105,120,191

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I
Operations
Net investment income (loss)	$43,446	$18,253	$2,550	$(5,660,199)	$2,052	$874,672	$30,741
Net realized gain (loss) on investments	102,784	554,127	5,557	31,493,325	61,138	1,403,860	17,169
Net change in unrealized appreciation
(depreciation) on investments	470,601	1,145,928	34,236	34,643,466	62,048	11,280,405	250,634
Net change in net assets
from operations	616,831	1,718,308	42,343	60,476,592	125,238	13,558,937	298,544

Contract transactions
Purchase payments	1,092,085	6,911,729	273,663	16,947,170	697,444	18,824,171	825,835
Surrenders and terminations	(102,941)	(718,464)	(305)	(36,098,456)	(9,483)	(3,949,741)	(38,460)
Transfers between Investment Divisions	44,391	20,105,794	296,196	(10,204,955)	157,541	22,767,318	354,941
Contract owner charges	(24,617)	(174,403)	(1,799)	(6,390,314)	(10,653)	(809,536)	(16,139)
Net change in net assets
from contract transactions	1,008,918	26,124,656	567,755	(35,746,555)	834,849	36,832,212	1,126,177

Net change in net assets	1,625,749	27,842,964	610,098	24,730,037	960,087	50,391,149	1,424,721

Net assets beginning of year	1,885,145	2,994,870	31,144	475,542,397	291,199	47,606,671	903,089

Net assets end of year	$3,510,894	$30,837,834	$641,242	$500,272,434	$1,251,286	$97,997,820	$2,327,810

Contract unit transactions
Units outstanding at beginning of year	201,685	320,546	3,319	54,694,388	29,476	5,053,030	94,405
Units issued	174,012	3,551,430	58,881	10,183,668	111,702	5,382,817	115,440
Units redeemed	(80,718)	(1,198,828)	(6,791)	(14,157,577)	(29,681)	(1,928,303)	(10,963)
Units outstanding at end of year	294,979	2,673,148	55,409	50,720,479	111,497	8,507,544	198,882
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,091,941	$39,777,763	$648,600	$118,250,239	$1,208,171	$59,525,047	$1,292,654
Proceeds from sales	$890,406	$13,634,854	$78,295	$136,774,738	$323,846	$21,312,411	$125,665

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(15,062,612)	$(4,906)	$3,041,177	$38,042	$(21,552,488)	$(34,173)	$(310,837)
Net realized gain (loss) on investments	5,347,181	10,586	61,122,678	139,632	46,166,559	(158,129)	696,030
Net change in unrealized appreciation
(depreciation) on investments	219,782,133	154,235	128,645,550	373,184	299,152,542	1,745,849	4,214,218
Net change in net assets
from operations	210,066,702	159,915	192,809,405	550,858	323,766,613	1,553,547	4,599,411

Contract transactions
Purchase payments	28,969,334	1,031,895	29,163,308	547,618	102,369,741	2,433,190	3,628,089
Surrenders and terminations	(93,499,769)	(50,467)	(59,489,164)	(143,503)	(103,501,557)	(793,723)	(3,460,900)
Transfers between Investment Divisions	(73,485,374)	1,045,956	(63,940,853)	117,818	(94,560,121)	(1,348,283)	1,128,448
Contract owner charges	(13,067,618)	(7,510)	(9,620,883)	(24,984)	(18,882,203)	(66,994)	(25,867)
Net change in net assets
from contract transactions	(151,083,427)	2,019,874	(103,887,592)	496,949	(114,574,140)	224,190	1,269,770

Net change in net assets	58,983,275	2,179,789	88,921,813	1,047,807	209,192,473	1,777,737	5,869,181

Net assets beginning of year	1,052,659,910	257,003	766,541,625	1,776,708	1,451,598,709	6,431,605	27,909,377

Net assets end of year	$1,111,643,185	$2,436,792	$855,463,438	$2,824,515	$1,660,791,182	$8,209,342	$33,778,558

Contract unit transactions
Units outstanding at beginning of year	62,916,619	13,155	38,718,376	62,386	47,477,690	163,354	2,635,252
Units issued	5,046,085	98,621	3,573,488	35,844	7,380,307	130,688	712,606
Units redeemed	(13,171,588)	(9,603)	(8,191,840)	(20,602)	(10,681,020)	(124,262)	(602,397)
Units outstanding at end of year	54,791,116	102,173	34,100,024	77,628	44,176,977	169,780	2,745,461
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$97,016,527	$2,237,381	$142,460,979	$1,358,327	$261,339,664	$5,977,479	$8,277,320
Proceeds from sales	$263,162,566	$222,413	$196,533,524	$689,050	$397,466,292	$5,787,462	$7,318,387

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/JPMorgan Global Allocation Fund - Class I(a)	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
Operations
Net investment income (loss)	$(39)	$(634,050)	$(7,691)	$(22,726,697)	$(44,669)	$(11,093,142)	$(28,240)
Net realized gain (loss) on investments	148	1,513,492	43,864	48,717,490	210,051	(376,624)	114,422
Net change in unrealized appreciation
(depreciation) on investments	1,025	4,437,701	191,122	492,177,525	2,720,648	50,383,298	249,203
Net change in net assets
from operations	1,134	5,317,143	227,295	518,168,318	2,886,030	38,913,532	335,385

Contract transactions
Purchase payments	14,501	15,682,802	2,219,237	151,373,496	4,903,196	76,025,585	3,784,782
Surrenders and terminations	(667)	(2,324,135)	(2,096)	(122,290,078)	(1,250,466)	(94,459,113)	(142,320)
Transfers between Investment Divisions	6,724	37,410,412	357,769	121,712,513	1,685,969	110,651,804	518,138
Contract owner charges	(212)	(510,944)	(13,152)	(18,358,083)	(89,129)	(9,068,795)	(59,265)
Net change in net assets
from contract transactions	20,346	50,258,135	2,561,758	132,437,848	5,249,570	83,149,481	4,101,335

Net change in net assets	21,480	55,575,278	2,789,053	650,606,166	8,135,600	122,063,013	4,436,720

Net assets beginning of year	—	18,949,696	779,117	1,331,466,593	6,258,304	780,044,412	4,568,203

Net assets end of year	$21,480	$74,524,974	$3,568,170	$1,982,072,759	$14,393,904	$902,107,425	$9,004,923

Contract unit transactions
Units outstanding at beginning of year	—	1,983,166	81,234	27,148,379	90,195	37,135,324	156,394
Units issued	1,953	6,450,251	286,940	8,192,861	126,651	19,988,571	269,352
Units redeemed	(306)	(1,446,047)	(38,430)	(6,226,333)	(68,318)	(16,569,495)	(137,171)
Units outstanding at end of year	1,647	6,987,370	329,744	29,114,907	148,528	40,554,400	288,575
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$24,298	$65,857,043	$2,987,140	$506,645,724	$11,190,596	$435,836,351	$8,377,338
Proceeds from sales	$3,991	$15,186,336	$392,877	$396,934,573	$5,985,695	$363,780,012	$4,304,243

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I
Operations
Net investment income (loss)	$2,745,350	$94,514	$(609,206)	$1,665	$(13,415)	$8,101,185	$103,332
Net realized gain (loss) on investments	(2,522,133)	(43,795)	1,777,571	14,469	49,352	1,802,991	38,529
Net change in unrealized appreciation
(depreciation) on investments	54,516,879	614,567	11,589,938	194,700	323,555	40,456,854	75,635
Net change in net assets
from operations	54,740,096	665,286	12,758,303	210,834	359,492	50,361,030	217,496

Contract transactions
Purchase payments	20,924,454	1,485,283	6,886,523	709,240	1,194,085	57,557,998	2,758,567
Surrenders and terminations	(36,038,382)	(77,079)	(4,273,619)	(26,180)	(86,577)	(67,627,273)	(141,250)
Transfers between Investment Divisions	16,717,018	725,194	6,334,924	211,055	1,643,095	39,567,814	358,817
Contract owner charges	(3,520,858)	(44,466)	(283,279)	(13,204)	(1,357)	(8,066,704)	(19,999)
Net change in net assets
from contract transactions	(1,917,768)	2,088,932	8,664,549	880,911	2,749,246	21,431,835	2,956,135

Net change in net assets	52,822,328	2,754,218	21,422,852	1,091,745	3,108,738	71,792,865	3,173,631

Net assets beginning of year	339,582,744	2,701,094	56,687,007	625,073	364,355	783,455,992	2,248,326

Net assets end of year	$392,405,072	$5,455,312	$78,109,859	$1,716,818	$3,473,093	$855,248,857	$5,421,957

Contract unit transactions
Units outstanding at beginning of year	27,486,487	182,554	4,616,722	52,385	41,394	54,779,838	122,780
Units issued	7,161,120	189,133	1,846,368	79,809	372,979	14,433,702	235,321
Units redeemed	(7,302,616)	(57,440)	(1,167,960)	(14,567)	(110,412)	(13,419,015)	(80,339)
Units outstanding at end of year	27,344,991	314,247	5,295,130	117,627	303,961	55,794,525	277,762
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$101,913,431	$3,111,993	$25,193,277	$1,097,627	$3,927,084	$235,565,107	$4,600,873
Proceeds from sales	$101,085,849	$928,547	$16,661,839	$204,539	$1,191,253	$206,032,087	$1,541,406

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A
Operations
Net investment income (loss)	$(1,802,797)	$(3,997)	$(15,985,962)	$(15,574)	$(1,226,037)	$(3,989)	$(12,630,929)
Net realized gain (loss) on investments	90,135	(1,209)	49,720,722	46,367	1,872,269	14,046	64,084,742
Net change in unrealized appreciation
(depreciation) on investments	29,450,150	158,004	224,696,950	710,316	17,809,654	168,846	130,009,692
Net change in net assets
from operations	27,737,488	152,798	258,431,710	741,109	18,455,886	178,903	181,463,505

Contract transactions
Purchase payments	12,485,815	378,508	67,030,749	1,557,819	20,261,500	506,556	65,017,389
Surrenders and terminations	(12,141,987)	(15,315)	(92,884,585)	(89,582)	(4,967,359)	(42,578)	(70,144,630)
Transfers between Investment Divisions	16,666,188	456,126	(55,724,390)	131,570	50,501,919	384,448	63,511,578
Contract owner charges	(1,430,206)	(10,450)	(14,032,858)	(25,771)	(1,096,313)	(9,273)	(10,246,961)
Net change in net assets
from contract transactions	15,579,810	808,869	(95,611,084)	1,574,036	64,699,747	839,153	48,137,376

Net change in net assets	43,317,298	961,667	162,820,626	2,315,145	83,155,633	1,018,056	229,600,881

Net assets beginning of year	102,126,459	322,359	1,054,589,772	2,193,371	60,734,662	442,507	768,056,389

Net assets end of year	$145,443,757	$1,284,026	$1,217,410,398	$4,508,516	$143,890,295	$1,460,563	$997,657,270

Contract unit transactions
Units outstanding at beginning of year	10,986,804	25,734	36,528,137	56,985	6,395,818	45,880	38,035,425
Units issued	7,331,421	73,840	5,957,559	59,181	10,127,188	109,407	12,325,935
Units redeemed	(5,869,092)	(16,119)	(8,946,535)	(23,460)	(4,332,263)	(34,731)	(10,356,558)
Units outstanding at end of year	12,449,133	83,455	33,539,161	92,706	12,190,743	120,556	40,004,802
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$77,311,519	$1,042,851	$199,837,726	$2,637,298	$110,664,451	$1,211,023	$281,911,359
Proceeds from sales	$63,534,506	$237,979	$311,434,772	$1,078,836	$47,190,741	$375,859	$246,404,912

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I
Operations
Net investment income (loss)	$(17,784)	$7,143,991	$151,469	$(14,330,164)	$(9,769)	$(2,093,964)	$(7,624)
Net realized gain (loss) on investments	41,752	7,511,709	(44,952)	(55,863,170)	(133,114)	3,780,511	(3,917)
Net change in unrealized appreciation
(depreciation) on investments	759,446	142,069,691	912,761	141,837,178	263,847	43,207,570	417,965
Net change in net assets
from operations	783,414	156,725,391	1,019,278	71,643,844	120,964	44,894,117	406,424

Contract transactions
Purchase payments	2,606,100	47,380,586	2,877,709	32,301,869	538,953	13,176,723	814,172
Surrenders and terminations	(117,708)	(65,012,459)	(189,369)	(83,694,630)	(166,443)	(20,432,742)	(15,544)
Transfers between Investment Divisions	1,789,238	(46,684,128)	222,308	(12,508,600)	1,552,464	18,038,466	228,652
Contract owner charges	(33,377)	(13,287,371)	(71,142)	(13,494,786)	(24,656)	(777,959)	(17,869)
Net change in net assets
from contract transactions	4,244,253	(77,603,372)	2,839,506	(77,396,147)	1,900,318	10,004,488	1,009,411

Net change in net assets	5,027,667	79,122,019	3,858,784	(5,752,303)	2,021,282	54,898,605	1,415,835

Net assets beginning of year	1,246,179	1,010,949,723	4,411,805	1,001,460,785	1,522,614	159,217,776	1,044,954

Net assets end of year	$6,273,846	$1,090,071,742	$8,270,589	$995,708,482	$3,543,896	$214,116,381	$2,460,789

Contract unit transactions
Units outstanding at beginning of year	47,229	105,439,239	414,481	38,349,360	43,209	8,553,355	67,418
Units issued	186,468	17,299,610	430,792	6,507,165	76,413	3,190,374	88,305
Units redeemed	(39,881)	(25,101,098)	(183,404)	(9,377,638)	(26,331)	(2,698,335)	(32,330)
Units outstanding at end of year	193,816	97,637,751	661,869	35,478,887	93,291	9,045,394	123,393
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,434,384	$199,958,393	$5,134,024	$183,076,230	$2,901,631	$67,656,981	$1,587,945
Proceeds from sales	$1,207,915	$270,417,774	$2,143,049	$274,802,541	$1,011,082	$59,746,457	$586,158

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
Operations
Net investment income (loss)	$(15,717,859)	$(19,893)	$(39,063,217)	$(40,197)	$(14,268,081)	$(4,921)	$(744,904)
Net realized gain (loss) on investments	32,234,595	(19,491)	90,089,948	27,444	34,135,429	1,650	924,936
Net change in unrealized appreciation
(depreciation) on investments	280,880,345	1,200,187	470,132,868	1,891,312	154,759,762	191,352	9,987,343
Net change in net assets
from operations	297,397,081	1,160,803	521,159,599	1,878,559	174,627,110	188,081	10,167,375

Contract transactions
Purchase payments	49,633,332	825,024	151,257,940	3,559,900	31,349,581	341,283	8,364,968
Surrenders and terminations	(82,452,913)	(76,761)	(211,491,609)	(376,323)	(78,432,474)	(14,181)	(2,972,319)
Transfers between Investment Divisions	(94,630,349)	(185,311)	(195,156,114)	1,383,180	359,125,497	(217,701)	30,332,009
Contract owner charges	(14,283,805)	(47,264)	(33,950,279)	(95,538)	(12,977,418)	(11,415)	(710,330)
Net change in net assets
from contract transactions	(141,733,735)	515,688	(289,340,062)	4,471,219	299,065,186	97,986	35,014,328

Net change in net assets	155,663,346	1,676,491	231,819,537	6,349,778	473,692,296	286,067	45,181,703

Net assets beginning of year	1,077,913,987	3,585,940	2,816,035,977	6,373,100	782,567,053	882,774	27,204,943

Net assets end of year	$1,233,577,333	$5,262,431	$3,047,855,514	$12,722,878	$1,256,259,349	$1,168,841	$72,386,646

Contract unit transactions
Units outstanding at beginning of year	74,125,119	184,045	86,810,514	147,868	53,011,481	52,710	3,029,613
Units issued	10,202,952	80,762	10,705,641	144,652	29,142,541	32,984	7,243,371
Units redeemed	(18,996,826)	(58,370)	(19,404,402)	(48,448)	(11,118,065)	(27,823)	(3,989,666)
Units outstanding at end of year	65,331,245	206,437	78,111,753	244,072	71,035,957	57,871	6,283,318
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$171,513,852	$1,837,677	$374,573,364	$6,719,276	$481,264,108	$616,002	$77,570,654
Proceeds from sales	$328,965,446	$1,341,882	$702,976,643	$2,288,254	$196,467,003	$522,937	$43,301,230

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Operations
Net investment income (loss)	$(3,771)	$(36,801,609)	$(60,814)	$17,996,568	$261,209	$(260,592)	$(2,016)
Net realized gain (loss) on investments	15,268	191,834,021	321,418	20,975,906	109,355	(422,792)	177
Net change in unrealized appreciation
(depreciation) on investments	179,154	845,862,553	4,766,296	200,819,399	1,239,319	4,205,877	90,135
Net change in net assets
from operations	190,651	1,000,894,965	5,026,900	239,791,873	1,609,883	3,522,493	88,296

Contract transactions
Purchase payments	182,210	186,622,589	7,538,600	57,642,921	4,142,569	3,340,924	176,748
Surrenders and terminations	(25,648)	(184,708,157)	(643,671)	(90,845,069)	(195,335)	(955,478)	(11,468)
Transfers between Investment Divisions	183,821	1,488,439	2,319,264	(47,428,875)	429,964	2,081,044	10,641
Contract owner charges	(8,409)	(32,706,810)	(142,109)	(14,973,612)	(85,289)	(265,150)	(3,905)
Net change in net assets
from contract transactions	331,974	(29,303,939)	9,072,084	(95,604,635)	4,291,909	4,201,340	172,016

Net change in net assets	522,625	971,591,026	14,098,984	144,187,238	5,901,792	7,723,833	260,312

Net assets beginning of year	529,542	2,194,966,853	7,461,020	1,262,001,079	5,806,331	15,357,718	310,032

Net assets end of year	$1,052,167	$3,166,557,879	$21,560,004	$1,406,188,317	$11,708,123	$23,081,551	$570,344

Contract unit transactions
Units outstanding at beginning of year	58,077	128,417,253	327,058	71,230,672	256,131	1,796,611	35,756
Units issued	67,661	27,819,253	426,103	8,259,314	236,563	1,755,300	34,336
Units redeemed	(36,869)	(29,952,347)	(113,358)	(13,289,559)	(63,515)	(1,322,996)	(16,445)
Units outstanding at end of year	88,869	126,284,159	639,803	66,200,427	429,179	2,228,915	53,647
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$731,203	$594,646,044	$12,375,856	$226,106,219	$6,418,692	$16,875,476	$337,166
Proceeds from sales	$403,000	$660,751,592	$3,364,586	$275,395,262	$1,655,851	$12,934,728	$167,166

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Operations
Net investment income (loss)	$(492,330)	$(1,001)	$1,292,813	$44,616	$(37,104,619)	$(76,269)	$(1,629,557)
Net realized gain (loss) on investments	401,224	3,123	10,837,317	(24,429)	123,396,215	629,012	5,679,539
Net change in unrealized appreciation
(depreciation) on investments	10,027,231	54,175	63,167,393	487,018	755,854,105	5,059,605	15,446,821
Net change in net assets
from operations	9,936,125	56,297	75,297,523	507,205	842,145,701	5,612,348	19,496,803

Contract transactions
Purchase payments	13,303,527	93,260	13,718,475	818,630	239,084,132	7,977,452	25,714,090
Surrenders and terminations	(1,082,145)	(87)	(32,300,965)	(79,348)	(170,498,712)	(900,002)	(8,204,948)
Transfers between Investment Divisions	10,494,161	91,451	4,679,756	91,363	(9,634,276)	2,928,545	78,973,679
Contract owner charges	(420,613)	(2,182)	(3,153,969)	(22,156)	(32,490,839)	(146,502)	(1,390,974)
Net change in net assets
from contract transactions	22,294,930	182,442	(17,056,703)	808,489	26,460,305	9,859,493	95,091,847

Net change in net assets	32,231,055	238,739	58,240,820	1,315,694	868,606,006	15,471,841	114,588,650

Net assets beginning of year	27,390,459	143,060	301,649,568	1,510,825	2,302,485,746	10,669,707	43,080,654

Net assets end of year	$59,621,514	$381,799	$359,890,388	$2,826,519	$3,171,091,752	$26,141,548	$157,669,304

Contract unit transactions
Units outstanding at beginning of year	2,583,337	13,281	15,315,939	58,272	77,316,330	357,108	4,520,964
Units issued	2,097,664	17,850	2,292,136	70,214	18,565,626	642,613	16,648,081
Units redeemed	(320,686)	(4,005)	(3,098,217)	(42,187)	(18,238,993)	(375,666)	(8,038,480)
Units outstanding at end of year	4,360,315	27,126	14,509,858	86,299	77,642,963	624,055	13,130,565
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$26,277,413	$234,070	$60,531,657	$2,118,916	$663,135,121	$22,849,674	$185,882,584
Proceeds from sales	$4,474,813	$52,629	$74,343,231	$1,250,880	$673,779,435	$13,066,450	$92,420,294

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
Operations
Net investment income (loss)	$(13,971)	$(1,359,123)	$(11,966)	$(753,406)	$(11,123)	$(34,198,566)	$(66,433)
Net realized gain (loss) on investments	144,738	(2,034,790)	20,141	747,600	12,873	33,376,489	(13,722)
Net change in unrealized appreciation
(depreciation) on investments	507,496	28,953,310	634,887	14,132,254	588,321	534,760,695	3,107,081
Net change in net assets
from operations	638,263	25,559,397	643,062	14,126,448	590,071	533,938,618	3,026,926

Contract transactions
Purchase payments	1,326,933	17,762,888	2,525,458	15,339,891	2,110,747	145,751,304	8,139,671
Surrenders and terminations	(69,004)	(17,589,595)	(131,419)	(3,560,403)	(36,094)	(171,880,029)	(372,508)
Transfers between Investment Divisions	318,761	(20,414,671)	368,734	40,855,244	955,905	(40,502,312)	2,547,471
Contract owner charges	(29,108)	(1,176,455)	(25,503)	(633,556)	(15,769)	(28,706,362)	(143,967)
Net change in net assets
from contract transactions	1,547,582	(21,417,833)	2,737,270	52,001,176	3,014,789	(95,337,399)	10,170,667

Net change in net assets	2,185,845	4,141,564	3,380,332	66,127,624	3,604,860	438,601,219	13,197,593

Net assets beginning of year	1,855,561	130,278,152	1,346,492	32,362,672	1,101,378	2,249,923,853	8,506,262

Net assets end of year	$4,041,406	$134,419,716	$4,726,824	$98,490,296	$4,706,238	$2,688,525,072	$21,703,855

Contract unit transactions
Units outstanding at beginning of year	192,587	12,512,144	127,255	3,416,798	114,765	73,952,782	218,749
Units issued	239,761	6,670,533	244,446	6,296,100	345,964	10,113,397	304,381
Units redeemed	(104,598)	(9,030,269)	(27,556)	(1,549,385)	(84,773)	(12,911,786)	(75,228)
Units outstanding at end of year	327,750	10,152,408	344,145	8,163,513	375,956	71,154,393	447,902
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,798,328	$80,599,581	$3,082,454	$68,894,219	$3,938,474	$350,325,228	$13,573,737
Proceeds from sales	$1,264,717	$103,376,537	$357,150	$17,646,449	$934,808	$479,861,193	$3,469,503

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Operations
Net investment income (loss)	$9,728,177	$(26,975,427)	$(58,427)	$(857,283)	$13,973	$(14,783,815)	$(20,544)
Net realized gain (loss) on investments	554,306,938	6,878,320	(135,312)	13,370,756	75,250	4,352,333	33,706
Net change in unrealized appreciation
(depreciation) on investments	1,275,823,675	386,999,199	2,668,759	30,838,236	357,725	275,531,561	1,156,082
Net change in net assets
from operations	1,839,858,790	366,902,092	2,475,020	43,351,709	446,948	265,100,079	1,169,244

Contract transactions
Purchase payments	561,466,563	122,419,992	7,309,140	41,608,559	951,467	34,281,085	1,832,637
Surrenders and terminations	(497,053,334)	(133,295,142)	(340,718)	(18,854,134)	(63,477)	(77,271,203)	(130,235)
Transfers between Investment Divisions	26,305,948	(2,364,012)	1,121,871	101,457,329	2,133,046	(12,848,490)	(15,944)
Contract owner charges	(82,985,174)	(21,625,768)	(123,428)	(2,031,087)	(22,878)	(13,850,689)	(48,779)
Net change in net assets
from contract transactions	7,734,003	(34,864,930)	7,966,865	122,180,667	2,998,158	(69,689,297)	1,637,679

Net change in net assets	1,847,592,793	332,037,162	10,441,885	165,532,376	3,445,106	195,410,782	2,806,923

Net assets beginning of year	6,338,019,895	1,805,321,892	7,952,014	160,160,402	998,676	937,188,821	3,057,826

Net assets end of year	$8,185,612,688	$2,137,359,054	$18,393,899	$325,692,778	$4,443,782	$1,132,599,603	$5,864,749

Contract unit transactions
Units outstanding at beginning of year	284,120,391	66,351,520	230,086	11,088,952	72,969	46,473,849	124,245
Units issued	55,132,894	12,168,534	269,217	15,594,063	213,570	5,294,529	94,026
Units redeemed	(55,943,294)	(13,570,336)	(63,169)	(8,217,315)	(27,739)	(8,358,883)	(34,719)
Units outstanding at end of year	283,309,991	64,949,718	436,134	18,465,700	258,800	43,409,495	183,552
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,817,656,542	$369,496,250	$10,482,449	$260,195,531	$3,509,088	$125,521,174	$2,665,480
Proceeds from sales	$1,512,382,142	$431,336,607	$2,574,011	$134,362,360	$451,574	$209,994,286	$1,048,345

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(439,997)	$3,261	$186,741	$(120,136)	$(280)	$7,708,837	$86,156
Net realized gain (loss) on investments	(592,227)	20,938	(690,620)	3,445	(3,364)	2,418,198	14,613
Net change in unrealized appreciation
(depreciation) on investments	23,227,514	118,752	2,137,361	6,034	5,070	35,089,919	88,006
Net change in net assets
from operations	22,195,290	142,951	1,633,482	(110,657)	1,426	45,216,954	188,775

Contract transactions
Purchase payments	21,499,911	466,307	1,178,094	873,187	34,762	27,524,184	1,829,042
Surrenders and terminations	(5,212,154)	(41,496)	(1,520,502)	(1,703,939)	(55,118)	(42,636,968)	(51,233)
Transfers between Investment Divisions	20,821,863	1,143,736	(314,693)	(35,401)	(68,503)	24,458,266	295,428
Contract owner charges	(944,368)	(4,837)	(7,917)	(44,325)	(217)	(7,162,388)	(19,328)
Net change in net assets
from contract transactions	36,165,252	1,563,710	(665,018)	(910,478)	(89,076)	2,183,094	2,053,909

Net change in net assets	58,360,542	1,706,661	968,464	(1,021,135)	(87,650)	47,400,048	2,242,684

Net assets beginning of year	83,324,437	109,258	15,260,216	11,437,932	174,101	576,962,459	1,296,138

Net assets end of year	$141,684,979	$1,815,919	$16,228,680	$10,416,797	$86,451	$624,362,507	$3,538,822

Contract unit transactions
Units outstanding at beginning of year	9,028,934	11,781	2,588,907	1,147,443	16,991	52,592,533	106,657
Units issued	11,283,354	166,322	981,323	361,467	7,160	10,815,767	238,144
Units redeemed	(8,414,171)	(31,332)	(1,100,353)	(451,790)	(15,658)	(10,756,712)	(76,675)
Units outstanding at end of year	11,898,117	146,771	2,469,877	1,057,120	8,493	52,651,588	268,126
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$121,205,964	$1,915,298	$6,581,326	$3,560,522	$72,431	$140,985,365	$3,136,131
Proceeds from sales	$85,480,709	$348,327	$7,059,603	$4,591,136	$161,787	$131,093,434	$996,066

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I
Operations
Net investment income (loss)	$(670,588)	$(546)	$(358,097)	$(12,777,047)	$41,704	$9,257,895	$394,185
Net realized gain (loss) on investments	265,221	996	(199,599)	179,370,299	582,426	6,129,535	114,584
Net change in unrealized appreciation
(depreciation) on investments	5,620,153	11,696	7,916,110	243,657,888	1,084,986	14,128,697	249,334
Net change in net assets
from operations	5,214,786	12,146	7,358,414	410,251,140	1,709,116	29,516,127	758,103

Contract transactions
Purchase payments	2,956,337	49,090	4,114,318	60,486,352	4,541,052	92,751,563	8,555,863
Surrenders and terminations	(10,063,693)	(56,383)	(2,994,074)	(110,932,785)	(294,238)	(45,455,481)	(734,253)
Transfers between Investment Divisions	(655,270)	(32,642)	(1,507,326)	(79,394,882)	(107,473)	206,842,673	2,098,057
Contract owner charges	(106,405)	(969)	(17,802)	(20,292,443)	(68,403)	(5,537,640)	(85,690)
Net change in net assets
from contract transactions	(7,869,031)	(40,904)	(404,884)	(150,133,758)	4,070,938	248,601,115	9,833,977

Net change in net assets	(2,654,245)	(28,758)	6,953,530	260,117,382	5,780,054	278,117,242	10,592,080

Net assets beginning of year	64,974,510	157,819	32,468,601	1,440,261,324	4,217,337	366,421,754	6,543,844

Net assets end of year	$62,320,265	$129,061	$39,422,131	$1,700,378,706	$9,997,391	$644,538,996	$17,135,924

Contract unit transactions
Units outstanding at beginning of year	6,294,202	15,176	3,637,619	65,734,690	146,556	37,051,659	651,495
Units issued	1,492,264	6,023	1,145,782	6,523,421	167,818	41,709,459	1,294,029
Units redeemed	(2,216,377)	(9,609)	(1,178,093)	(12,480,665)	(47,820)	(17,505,644)	(356,723)
Units outstanding at end of year	5,570,089	11,590	3,605,308	59,777,446	266,554	61,255,474	1,588,801
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,922,252	$64,617	$11,952,712	$301,732,133	$6,346,630	$445,108,732	$14,026,922
Proceeds from sales	$24,461,871	$106,067	$12,063,558	$339,031,357	$1,642,181	$187,249,722	$3,798,760

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
Operations
Net investment income (loss)	$5,987,941	$114,297	$(13,175,706)	$(10,379)	$(18,965,761)	$(25,310)	$(19,440,673)
Net realized gain (loss) on investments	5,682,812	18,967	(15,377,938)	6,040	(2,094,034)	23,630	(2,274,117)
Net change in unrealized appreciation
(depreciation) on investments	28,301,737	223,686	93,359,483	179,412	116,731,718	439,399	194,697,218
Net change in net assets
from operations	39,972,490	356,950	64,805,839	175,073	95,671,923	437,719	172,982,428

Contract transactions
Purchase payments	49,715,201	3,357,848	34,576,933	652,414	70,618,885	1,291,813	65,323,900
Surrenders and terminations	(30,996,574)	(29,006)	(96,835,075)	(128,957)	(136,602,135)	(904,083)	(130,476,911)
Transfers between Investment Divisions	143,702,036	1,472,808	(11,831,068)	499,007	(204,706,341)	(406,887)	46,945,749
Contract owner charges	(3,407,222)	(15,944)	(11,670,947)	(22,597)	(15,438,226)	(49,907)	(15,532,752)
Net change in net assets
from contract transactions	159,013,441	4,785,706	(85,760,157)	999,867	(286,127,817)	(69,064)	(33,740,014)

Net change in net assets	198,985,931	5,142,656	(20,954,318)	1,174,940	(190,455,894)	368,655	139,242,414

Net assets beginning of year	262,911,802	695,715	971,273,316	1,892,684	1,502,673,139	5,307,202	1,330,365,607

Net assets end of year	$461,897,733	$5,838,371	$950,318,998	$3,067,624	$1,312,217,245	$5,675,857	$1,469,608,021

Contract unit transactions
Units outstanding at beginning of year	23,200,816	61,081	72,742,490	118,935	133,982,609	498,106	64,412,183
Units issued	25,833,318	431,106	9,411,162	79,572	19,164,915	248,632	13,574,266
Units redeemed	(13,016,596)	(55,670)	(15,881,609)	(21,009)	(43,781,669)	(246,604)	(15,412,632)
Units outstanding at end of year	36,017,538	436,517	66,272,043	177,498	109,365,855	500,134	62,573,817
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$328,661,580	$5,604,331	$132,471,592	$1,350,155	$223,344,409	$2,763,942	$305,254,589
Proceeds from sales	$163,660,198	$704,328	$231,407,455	$360,667	$528,437,987	$2,858,316	$358,435,276

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$(30,134)	$(6,406,326)	$(7,865)	$(7,036,947)	$(6,427)	$(4,725,762)	$(13,608)
Net realized gain (loss) on investments	43,414	(14,730,598)	(82,137)	(13,576,944)	(98,119)	3,417,499	25,878
Net change in unrealized appreciation
(depreciation) on investments	677,058	98,475,233	349,113	118,514,741	390,968	29,960,163	267,749
Net change in net assets
from operations	690,338	77,338,309	259,111	97,900,850	286,422	28,651,900	280,019

Contract transactions
Purchase payments	1,945,890	23,317,867	654,175	(15,574)	—	44,694,211	1,104,838
Surrenders and terminations	(120,326)	(35,313,150)	(78,038)	(34,106,833)	(84,271)	(29,776,142)	(22,909)
Transfers between Investment Divisions	5,584,869	(7,818,405)	(81,976)	(94,329,108)	(228,921)	75,674,522	158,539
Contract owner charges	(38,779)	(5,524,374)	(15,346)	(7,041,953)	(16,510)	(3,704,672)	(9,988)
Net change in net assets
from contract transactions	7,371,654	(25,338,062)	478,815	(135,493,468)	(329,702)	86,887,919	1,230,480

Net change in net assets	8,061,992	52,000,247	737,926	(37,592,618)	(43,280)	115,539,819	1,510,499

Net assets beginning of year	2,596,322	444,438,667	1,106,122	514,978,078	1,395,072	304,000,962	2,353,187

Net assets end of year	$10,658,314	$496,438,914	$1,844,048	$477,385,460	$1,351,792	$419,540,781	$3,863,686

Contract unit transactions
Units outstanding at beginning of year	92,136	26,629,058	56,726	29,354,045	66,152	18,470,456	169,797
Units issued	477,452	5,333,135	66,129	1,608,454	4,989	11,201,998	141,542
Units redeemed	(235,433)	(6,694,602)	(43,074)	(8,383,260)	(18,603)	(6,271,689)	(51,076)
Units outstanding at end of year	334,155	25,267,591	79,781	22,579,239	52,538	23,400,765	260,263
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$14,552,879	$97,979,016	$1,424,070	$30,823,594	$115,174	$194,341,669	$1,874,569
Proceeds from sales	$7,211,359	$129,723,404	$953,120	$173,354,009	$451,303	$112,179,512	$657,697

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A(a)
Operations
Net investment income (loss)	$(2,511,927)	$(2,639)	$5,427,483	$10,825	$11,667,930	$15,253	$(164,657)
Net realized gain (loss) on investments	5,278,353	1,096	26,921,110	42,446	(7,280,162)	912	(45,630,133)
Net change in unrealized appreciation
(depreciation) on investments	29,834,664	115,884	(3,799,664)	(19,819)	33,407,961	21,147	89,793,848
Net change in net assets
from operations	32,601,090	114,341	28,548,929	33,452	37,795,729	37,312	43,999,058

Contract transactions
Purchase payments	5,710,157	424,052	5,961,416	258,506	7,465,088	101,492	17,067,315
Surrenders and terminations	(15,979,243)	(14,572)	(14,111,572)	(59,219)	(20,284,715)	(5,057)	(33,057,438)
Transfers between Investment Divisions	2,839,996	153,161	(22,176,957)	66,673	(46,973,074)	150,544	(9,127,972)
Contract owner charges	(1,983,409)	(6,949)	(2,575,468)	(3,026)	(3,750,623)	(2,021)	(4,928,067)
Net change in net assets
from contract transactions	(9,412,499)	555,692	(32,902,581)	262,934	(63,543,324)	244,958	(30,046,162)

Net change in net assets	23,188,591	670,033	(4,353,652)	296,386	(25,747,595)	282,270	13,952,896

Net assets beginning of year	165,627,605	291,296	208,937,470	148,699	319,616,278	193,990	384,172,475

Net assets end of year	$188,816,196	$961,329	$204,583,818	$445,085	$293,868,683	$476,260	$398,125,371

Contract unit transactions
Units outstanding at beginning of year	5,498,503	6,468	11,402,583	7,257	22,894,306	12,394	25,870,610
Units issued	1,026,263	11,857	1,761,759	15,596	2,018,076	16,901	6,787,023
Units redeemed	(1,332,062)	(778)	(3,413,754)	(4,089)	(6,326,727)	(2,669)	(8,715,469)
Units outstanding at end of year	5,192,704	17,547	9,750,588	18,764	18,585,655	26,626	23,942,164
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$34,791,419	$595,617	$72,788,337	$406,751	$45,843,553	$306,286	$121,274,692
Proceeds from sales	$46,715,845	$42,564	$70,050,696	$92,810	$97,718,947	$46,075	$144,633,271

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I(a)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A(b)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I(b)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I
Operations
Net investment income (loss)	$18,617	$29,922,103	$150,727	$(77,545,214)	$(37,407)	$(824,965)	$44,274
Net realized gain (loss) on investments	(169,068)	337,635,645	333,908	254,112,751	61,711	115,466,694	287,726
Net change in unrealized appreciation
(depreciation) on investments	235,946	54,687,928	461,784	1,035,885,610	1,755,278	109,441,774	385,421
Net change in net assets
from operations	85,495	422,245,676	946,419	1,212,453,147	1,779,582	224,083,503	717,421

Contract transactions
Purchase payments	513,565	30,038,323	972,279	169,435,442	4,000,840	33,725,519	1,223,776
Surrenders and terminations	(18,298)	(269,086,611)	(379,239)	(464,652,055)	(193,941)	(67,419,033)	(510,311)
Transfers between Investment Divisions	(241,684)	(94,265,122)	(716,608)	(341,505,161)	42,420	(67,063,922)	(1,726,583)
Contract owner charges	(12,878)	(23,868,141)	(40,906)	(67,339,176)	(89,082)	(10,853,254)	(13,639)
Net change in net assets
from contract transactions	240,705	(357,181,551)	(164,474)	(704,060,950)	3,760,237	(111,610,690)	(1,026,757)

Net change in net assets	326,200	65,064,125	781,945	508,392,197	5,539,819	112,472,813	(309,336)

Net assets beginning of year	853,123	2,498,351,857	4,930,552	5,447,351,285	5,632,804	851,582,142	2,934,099

Net assets end of year	$1,179,323	$2,563,415,982	$5,712,497	$5,955,743,482	$11,172,623	$964,054,955	$2,624,763

Contract unit transactions
Units outstanding at beginning of year	48,330	129,292,698	205,028	251,816,140	287,958	34,523,120	100,716
Units issued	56,579	6,552,535	68,920	16,469,893	229,271	4,137,656	103,499
Units redeemed	(45,712)	(23,489,569)	(74,722)	(45,506,500)	(55,999)	(8,107,413)	(134,241)
Units outstanding at end of year	59,197	112,355,664	199,226	222,779,533	461,230	30,553,363	69,974
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,160,253	$479,519,734	$2,656,346	$400,620,001	$5,017,211	$222,888,111	$3,947,314
Proceeds from sales	$877,306	$533,928,343	$2,042,865	$1,182,226,165	$1,294,381	$242,200,312	$4,576,916

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P Smid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

(b)

JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$66,691,072	$342,059	$892,416	$36,013	$6,872,099	$106,303	$(28,579,396)
Net realized gain (loss) on investments	253,695,550	732,018	(318,206)	(3,548)	70,427,604	221,242	118,244,766
Net change in unrealized appreciation
(depreciation) on investments	385,450,070	797,892	6,738,268	139,855	49,698,055	413,736	361,243,217
Net change in net assets
from operations	705,836,692	1,871,969	7,312,478	172,320	126,997,758	741,281	450,908,587

Contract transactions
Purchase payments	118,494,956	4,118,910	5,259,551	491,714	25,786,698	1,301,446	73,266,215
Surrenders and terminations	(239,343,354)	(260,255)	(2,708,775)	(6,756)	(53,436,540)	(537,362)	(140,782,285)
Transfers between Investment Divisions	16,443,552	1,143,519	6,928,955	171,888	(38,126,276)	(1,438,434)	(58,682,258)
Contract owner charges	(37,087,961)	(69,853)	(171,084)	(13,558)	(8,694,598)	(29,531)	(26,426,325)
Net change in net assets
from contract transactions	(141,492,807)	4,932,321	9,308,647	643,288	(74,470,716)	(703,881)	(152,624,653)

Net change in net assets	564,343,885	6,804,290	16,621,125	815,608	52,527,042	37,400	298,283,934

Net assets beginning of year	2,779,742,498	5,208,013	40,773,969	723,122	670,704,584	3,513,496	1,853,862,215

Net assets end of year	$3,344,086,383	$12,012,303	$57,395,094	$1,538,730	$723,231,626	$3,550,896	$2,152,146,149

Contract unit transactions
Units outstanding at beginning of year	129,121,184	206,422	3,785,671	74,292	31,260,747	138,238	77,563,710
Units issued	16,122,595	208,178	1,849,362	64,741	5,139,845	119,715	8,029,237
Units redeemed	(22,227,198)	(42,251)	(1,051,791)	(5,043)	(8,272,696)	(142,443)	(13,974,413)
Units outstanding at end of year	123,016,581	372,349	4,583,242	133,990	28,127,896	115,510	71,618,534
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$743,473,832	$7,306,506	$22,844,089	$738,209	$209,983,295	$4,000,647	$222,490,001
Proceeds from sales	$584,084,931	$1,284,457	$12,643,026	$58,908	$205,793,744	$4,133,705	$403,694,050

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/S&P Managed Aggressive Growth Fund - Class I	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(35,486)	$(15,971,105)	$(6,160)	$(68,639,663)	$(29,875)	$(37,324,962)	$(12,409)
Net realized gain (loss) on investments	65,555	37,021,949	33,689	273,271,631	95,212	106,566,000	37,059
Net change in unrealized appreciation
(depreciation) on investments	1,635,739	81,722,986	97,032	789,818,433	1,246,528	263,432,928	364,622
Net change in net assets
from operations	1,665,808	102,773,830	124,561	994,450,401	1,311,865	332,673,966	389,272

Contract transactions
Purchase payments	3,982,032	25,597,103	1,334,658	98,456,751	3,197,791	46,647,951	467,677
Surrenders and terminations	(204,062)	(132,036,675)	(6,102)	(402,992,571)	(134,496)	(252,822,255)	(56,732)
Transfers between Investment Divisions	366,026	7,807,175	72,053	(122,593,354)	(560,607)	(44,842,137)	43,173
Contract owner charges	(111,835)	(15,060,077)	(6,869)	(63,485,235)	(90,377)	(35,162,731)	(15,093)
Net change in net assets
from contract transactions	4,032,161	(113,692,474)	1,393,740	(490,614,409)	2,412,311	(286,179,172)	439,025

Net change in net assets	5,697,969	(10,918,644)	1,518,301	503,835,992	3,724,176	46,494,794	828,297

Net assets beginning of year	4,970,894	1,114,769,000	564,393	4,556,169,040	4,424,232	2,604,499,203	2,456,825

Net assets end of year	$10,668,863	$1,103,850,356	$2,082,694	$5,060,005,032	$8,148,408	$2,650,993,997	$3,285,122

Contract unit transactions
Units outstanding at beginning of year	236,590	79,899,285	43,230	192,724,234	249,827	161,635,534	165,275
Units issued	219,961	11,276,503	165,096	12,387,829	204,837	10,483,895	127,193
Units redeemed	(69,656)	(19,318,937)	(64,411)	(31,293,804)	(92,975)	(27,240,625)	(125,280)
Units outstanding at end of year	386,895	71,856,851	143,915	173,818,259	361,689	144,878,804	167,188
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,712,030	$166,849,001	$2,380,968	$335,300,414	$4,301,476	$181,328,374	$2,403,989
Proceeds from sales	$1,715,355	$296,512,580	$993,388	$894,554,486	$1,919,040	$504,832,508	$1,977,373

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A
Operations
Net investment income (loss)	$(73,956,287)	$(28,200)	$707,024	$7,349	$2,806,582	$14,585	$(401,396)
Net realized gain (loss) on investments	264,021,697	400,827	12,714,073	16,381	14,884,369	16,795	156,084
Net change in unrealized appreciation
(depreciation) on investments	657,637,503	891,959	22,255,447	52,656	53,974,726	85,820	2,034,099
Net change in net assets
from operations	847,702,913	1,264,586	35,676,544	76,386	71,665,677	117,200	1,788,787

Contract transactions
Purchase payments	80,593,859	839,557	7,216,885	235,394	11,769,472	277,210	1,755,159
Surrenders and terminations	(488,218,788)	(75,826)	(13,049,793)	(64,579)	(31,082,072)	(7,870)	(3,689,992)
Transfers between Investment Divisions	(119,772,726)	(3,675,400)	(15,475,822)	(110,486)	(28,418,908)	(41,767)	(991,499)
Contract owner charges	(68,891,394)	(58,405)	(2,320,640)	(5,152)	(4,665,052)	(5,425)	(30,340)
Net change in net assets
from contract transactions	(596,289,049)	(2,970,074)	(23,629,370)	55,177	(52,396,560)	222,148	(2,956,672)

Net change in net assets	251,413,864	(1,705,488)	12,047,174	131,563	19,269,117	339,348	(1,167,885)

Net assets beginning of year	5,059,942,407	7,487,109	194,974,986	356,779	371,365,004	453,088	40,686,859

Net assets end of year	$5,311,356,271	$5,781,621	$207,022,160	$488,342	$390,634,121	$792,436	$39,518,974

Contract unit transactions
Units outstanding at beginning of year	236,890,606	343,375	18,147,051	31,086	20,395,492	21,436	4,201,669
Units issued	13,831,687	148,063	2,733,748	22,045	1,955,425	17,940	556,837
Units redeemed	(39,748,059)	(247,304)	(4,677,855)	(17,823)	(4,559,435)	(8,880)	(856,229)
Units outstanding at end of year	210,974,234	244,134	16,202,944	35,308	17,791,482	30,496	3,902,277
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$325,419,957	$3,454,714	$46,574,815	$316,901	$66,856,100	$482,219	$5,477,593
Proceeds from sales	$995,665,293	$6,452,988	$58,630,835	$229,243	$97,018,917	$210,180	$8,835,661

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(53,560,673)	$(198,769)	$(84,912,198)	$(141,624)	$(4,947,712)	$(70,877,424)	$(113,983)
Net realized gain (loss) on investments	72,503,984	697,916	193,992,428	48,831	7,638,781	188,876,213	326,348
Net change in unrealized appreciation
(depreciation) on investments	788,594,088	7,919,951	1,474,495,135	8,165,579	89,682,210	1,174,111,454	5,855,082
Net change in net assets
from operations	807,537,399	8,419,098	1,583,575,365	8,072,786	92,373,279	1,292,110,243	6,067,447

Contract transactions
Purchase payments	784,261,687	38,858,133	483,905,483	15,097,939	11,343,687	334,220,921	13,073,026
Surrenders and terminations	(263,184,986)	(1,285,544)	(437,019,033)	(1,499,817)	(75,262,244)	(356,249,651)	(1,145,665)
Transfers between Investment Divisions	1,162,275,092	6,877,885	(141,518,386)	2,458,551	(20,321)	(91,820,559)	706,078
Contract owner charges	(36,646,125)	(432,900)	(71,761,534)	(306,562)	(368,269)	(65,487,847)	(231,713)
Net change in net assets
from contract transactions	1,646,705,668	44,017,574	(166,393,470)	15,750,111	(64,307,147)	(179,337,136)	12,401,726

Net change in net assets	2,454,243,067	52,436,672	1,417,181,895	23,822,897	28,066,132	1,112,773,107	18,469,173

Net assets beginning of year	2,996,910,802	20,423,251	5,444,728,171	21,133,303	453,454,961	4,405,856,651	14,918,256

Net assets end of year	$5,451,153,869	$72,859,923	$6,861,910,066	$44,956,200	$481,521,093	$5,518,629,758	$33,387,429

Contract unit transactions
Units outstanding at beginning of year	209,096,488	1,411,789	76,570,630	212,108	43,058,117	42,574,702	100,711
Units issued	138,992,905	3,361,627	11,545,200	209,601	4,704,936	5,615,957	114,675
Units redeemed	(37,129,288)	(710,292)	(13,896,753)	(76,238)	(10,264,116)	(7,249,119)	(43,564)
Units outstanding at end of year	310,960,105	4,063,124	74,219,077	345,471	37,498,937	40,941,540	171,822
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,248,904,381	$55,822,917	$975,899,441	$24,943,111	$56,188,173	$697,127,224	$20,092,950
Proceeds from sales	$655,759,386	$12,004,112	$1,227,205,109	$9,334,624	$125,443,032	$947,341,784	$7,805,207

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$(13,545,800)	$(33,113)	$(24,390,179)	$(45,612)	$150,856	$13,184	$(558,590)
Net realized gain (loss) on investments	4,339,766	90,802	5,859,174	31,340	5,619,805	175,915	304,821
Net change in unrealized appreciation
(depreciation) on investments	36,750,151	199,834	410,329,296	2,203,568	88,002	(21,227)	16,743,724
Net change in net assets
from operations	27,544,117	257,523	391,798,291	2,189,296	5,858,663	167,872	16,489,955

Contract transactions
Purchase payments	119,405,951	8,890,774	94,187,552	3,936,274	3,456,618	291,297	5,641,189
Surrenders and terminations	(146,185,486)	(303,831)	(130,201,848)	(270,675)	(1,498,564)	(9,888)	(4,566,503)
Transfers between Investment Divisions	75,175,274	(889,728)	(4,197,707)	613,847	2,562,740	257,235	209,700
Contract owner charges	(10,902,373)	(55,135)	(19,610,821)	(105,598)	(92,751)	(9,697)	(33,193)
Net change in net assets
from contract transactions	37,493,366	7,642,080	(59,822,824)	4,173,848	4,428,043	528,947	1,251,193

Net change in net assets	65,037,483	7,899,603	331,975,467	6,363,144	10,286,706	696,819	17,741,148

Net assets beginning of year	1,024,454,040	3,548,823	1,629,904,571	6,377,256	22,312,611	374,583	46,222,969

Net assets end of year	$1,089,491,523	$11,448,426	$1,961,880,038	$12,740,400	$32,599,317	$1,071,402	$63,964,117

Contract unit transactions
Units outstanding at beginning of year	99,176,409	284,531	57,613,769	172,493	1,677,169	27,217	10,369,106
Units issued	42,278,892	1,092,174	8,559,058	140,209	751,786	39,374	5,157,332
Units redeemed	(39,490,654)	(488,046)	(10,613,364)	(40,152)	(452,589)	(4,279)	(5,046,814)
Units outstanding at end of year	101,964,647	888,659	55,559,463	272,550	1,976,366	62,312	10,479,624
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$449,618,972	$13,886,490	$279,758,346	$5,945,918	$17,055,471	$791,691	$27,913,938
Proceeds from sales	$425,671,406	$6,277,523	$363,971,349	$1,817,682	$6,943,493	$71,417	$27,221,335

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(4,130,732)	$(29,442)	$(3,175,576)	$(27,592)	$(1,101,317)	$(9,767)	$(4,043,868)
Net realized gain (loss) on investments	3,842,457	74,062	4,898,231	62,490	1,469,123	47,953	1,884,899
Net change in unrealized appreciation
(depreciation) on investments	67,337,004	1,434,280	45,071,237	1,186,624	3,815,205	98,817	59,389,215
Net change in net assets
from operations	67,048,729	1,478,900	46,793,892	1,221,522	4,183,011	137,003	57,230,246

Contract transactions
Purchase payments	61,033,539	2,415,514	66,630,571	4,324,392	28,263,290	2,647,593	87,454,413
Surrenders and terminations	(17,125,177)	(189,499)	(10,633,011)	(145,034)	(6,394,791)	(59,123)	(13,772,308)
Transfers between Investment Divisions	10,197,229	(508,254)	88,041,772	701,230	34,385,174	(113,425)	35,889,396
Contract owner charges	(3,768,845)	(70,789)	(2,733,711)	(55,386)	(915,624)	(17,960)	(3,817,021)
Net change in net assets
from contract transactions	50,336,746	1,646,972	141,305,621	4,825,202	55,338,049	2,457,085	105,754,480

Net change in net assets	117,385,475	3,125,872	188,099,513	6,046,724	59,521,060	2,594,088	162,984,726

Net assets beginning of year	250,966,931	5,079,069	139,345,991	3,047,272	63,362,544	1,209,889	229,380,076

Net assets end of year	$368,352,406	$8,204,941	$327,445,504	$9,093,996	$122,883,604	$3,803,977	$392,364,802

Contract unit transactions
Units outstanding at beginning of year	23,937,878	479,149	14,207,159	305,554	6,364,447	119,530	24,141,351
Units issued	11,561,487	320,618	20,720,750	528,748	8,776,924	315,638	14,707,474
Units redeemed	(7,133,723)	(184,068)	(7,554,298)	(89,050)	(3,473,056)	(85,717)	(4,780,154)
Units outstanding at end of year	28,365,642	615,699	27,373,611	745,252	11,668,315	349,451	34,068,671
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$132,678,647	$3,831,967	$224,360,519	$5,847,491	$91,177,929	$3,386,061	$156,741,810
Proceeds from sales	$86,472,633	$2,214,437	$86,230,474	$1,049,881	$36,941,197	$938,743	$55,031,198

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(65,552)	$(6,798,974)	$(39,031)	$(3,553,590)	$(29,634)	$(2,610,870)	$(37,014)
Net realized gain (loss) on investments	155,587	(1,400,845)	59,093	(1,414,806)	(43,348)	1,701,176	94,663
Net change in unrealized appreciation
(depreciation) on investments	2,843,815	134,251,867	2,215,282	49,497,304	1,164,955	26,434,157	1,121,284
Net change in net assets
from operations	2,933,850	126,052,048	2,235,344	44,528,908	1,091,973	25,524,463	1,178,933

Contract transactions
Purchase payments	7,997,249	60,287,894	3,502,274	46,121,834	3,505,178	83,536,955	4,059,714
Surrenders and terminations	(377,953)	(24,188,678)	(382,855)	(11,745,192)	(141,328)	(12,330,777)	(623,134)
Transfers between Investment Divisions	404,104	25,518,486	302,874	32,483,219	(993,842)	73,957,963	(61,822)
Contract owner charges	(149,704)	(6,201,387)	(86,631)	(2,878,123)	(62,371)	(2,058,325)	(67,398)
Net change in net assets
from contract transactions	7,873,696	55,416,315	3,335,662	63,981,738	2,307,637	143,105,816	3,307,360

Net change in net assets	10,807,546	181,468,363	5,571,006	108,510,646	3,399,610	168,630,279	4,486,293

Net assets beginning of year	9,326,199	412,462,976	5,753,379	203,704,434	4,433,087	130,764,945	6,140,480

Net assets end of year	$20,133,745	$593,931,339	$11,324,385	$312,215,080	$7,832,697	$299,395,224	$10,626,773

Contract unit transactions
Units outstanding at beginning of year	964,929	46,068,699	640,824	23,222,626	500,154	13,613,003	628,754
Units issued	1,020,610	18,256,416	629,160	11,630,114	482,145	17,955,337	533,556
Units redeemed	(289,662)	(12,819,821)	(297,788)	(5,012,115)	(249,112)	(4,278,979)	(221,680)
Units outstanding at end of year	1,695,877	51,505,294	972,196	29,840,625	733,187	27,289,361	940,630
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$11,062,714	$186,372,908	$6,475,319	$112,261,533	$4,733,841	$187,185,713	$5,660,666
Proceeds from sales	$3,254,570	$137,755,567	$3,178,688	$51,833,385	$2,455,838	$46,690,767	$2,390,320

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(3,472,526)	$(53,495)	$(3,471,388)	$(21,626)	$(4,954,190)	$(38,254)	$(668,229)
Net realized gain (loss) on investments	1,781,953	82,249	(5,085,572)	14,876	8,114,507	92,973	9,785,511
Net change in unrealized appreciation
(depreciation) on investments	45,299,766	1,955,314	64,221,430	1,008,482	84,916,957	2,115,588	25,050,037
Net change in net assets
from operations	43,609,193	1,984,068	55,664,470	1,001,732	88,077,274	2,170,307	34,167,319

Contract transactions
Purchase payments	88,446,494	4,624,616	27,435,864	1,402,333	98,003,462	6,515,969	23,230,689
Surrenders and terminations	(14,525,980)	(346,074)	(12,348,842)	(116,304)	(22,040,722)	(107,625)	(6,450,819)
Transfers between Investment Divisions	48,398,129	(13,055)	(62,350,668)	(161,358)	121,536,644	519,968	126,300,295
Contract owner charges	(3,009,708)	(129,788)	(3,351,729)	(55,770)	(4,460,236)	(83,038)	(1,152,713)
Net change in net assets
from contract transactions	119,308,935	4,135,699	(50,615,375)	1,068,901	193,039,148	6,845,274	141,927,452

Net change in net assets	162,918,128	6,119,767	5,049,095	2,070,633	281,116,422	9,015,581	176,094,771

Net assets beginning of year	199,470,332	8,473,178	250,011,058	3,201,418	236,798,547	4,958,564	58,982,232

Net assets end of year	$362,388,460	$14,592,945	$255,060,153	$5,272,051	$517,914,969	$13,974,145	$235,077,003

Contract unit transactions
Units outstanding at beginning of year	20,886,685	873,992	25,619,429	323,857	23,815,076	491,524	4,686,223
Units issued	15,339,610	583,471	8,252,808	229,201	29,361,208	746,899	11,749,330
Units redeemed	(3,981,001)	(197,532)	(13,098,959)	(131,611)	(12,499,058)	(172,923)	(2,391,437)
Units outstanding at end of year	32,245,294	1,259,931	20,773,278	421,447	40,677,226	1,065,500	14,044,116
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$161,337,616	$6,259,281	$92,080,849	$2,597,624	$337,092,087	$8,896,233	$185,651,702
Proceeds from sales	$45,501,207	$2,177,077	$146,167,612	$1,550,349	$149,007,129	$2,089,213	$37,345,365

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Operations
Net investment income (loss)	$7,857	$(467,978)	$(2,231)	$(101,472,595)	$(111,733)	$2,806,297	$187,955
Net realized gain (loss) on investments	175,456	630,760	5,482	141,548,806	165,431	—	—
Net change in unrealized appreciation
(depreciation) on investments	591,011	3,348,337	48,379	1,344,715,070	4,573,435	—	—
Net change in net assets
from operations	774,324	3,511,119	51,630	1,384,791,281	4,627,133	2,806,297	187,955

Contract transactions
Purchase payments	1,360,657	4,257,724	262,698	625,967,710	17,319,943	414,247,357	24,550,964
Surrenders and terminations	(124,506)	(2,695,760)	(58,074)	(581,520,294)	(880,657)	(625,195,746)	(5,954,020)
Transfers between Investment Divisions	637,537	15,540,730	131,622	46,143,442	(1,226,739)	59,107,815	(17,871,889)
Contract owner charges	(30,361)	(308,412)	(5,488)	(89,825,795)	(253,437)	(14,855,773)	(109,518)
Net change in net assets
from contract transactions	1,843,327	16,794,282	330,758	765,063	14,959,110	(166,696,347)	615,537

Net change in net assets	2,617,651	20,305,401	382,388	1,385,556,344	19,586,243	(163,890,050)	803,492

Net assets beginning of year	1,613,750	25,623,417	285,347	6,996,799,334	14,632,928	1,354,360,049	12,197,202

Net assets end of year	$4,231,401	$45,928,818	$667,735	$8,382,355,678	$34,219,171	$1,190,469,999	$13,000,694

Contract unit transactions
Units outstanding at beginning of year	121,521	2,482,205	27,215	151,046,641	223,286	113,986,770	741,820
Units issued	167,617	3,385,152	45,069	21,873,850	288,687	121,921,359	2,617,350
Units redeemed	(53,058)	(1,824,756)	(15,434)	(22,518,140)	(73,828)	(137,241,587)	(2,578,083)
Units outstanding at end of year	236,080	4,042,601	56,850	150,402,351	438,145	98,666,542	781,087
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,848,152	$36,509,264	$504,371	$1,132,738,526	$20,396,601	$1,483,687,598	$43,736,020
Proceeds from sales	$862,988	$20,182,960	$175,844	$1,233,446,058	$5,549,224	$1,647,577,648	$42,932,528

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL/AQR Risk Parity Fund - Class A(a)	JNL/BlackRock Global Long Short Credit Fund - Class A(a)	JNL/Epoch Global Shareholder Yield Fund - Class A(a)	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/MC 10 x 10 Fund - Class A(a)
Operations
Net investment income (loss)	$(9,925,900)	$(6,171)	$126,674	$3,386,589	$734,621	$2,876	$(2,577,986)
Net realized gain (loss) on investments	(162,124)	(21,256)	(9,097,017)	(4,590,593)	(180,197)	(2,746)	101,587,013
Net change in unrealized appreciation
(depreciation) on investments	170,983,026	373,129	11,625,267	2,080,344	2,213,098	8,706	(57,562,538)
Net change in net assets
from operations	160,895,002	345,702	2,654,924	876,340	2,767,522	8,836	41,446,489

Contract transactions
Purchase payments	27,974,999	1,107,499	443,805	310,678	603,984	18,228	4,393,781
Surrenders and terminations	(49,380,703)	(159,966)	(1,465,663)	(2,647,243)	(1,446,648)	(1,985)	(13,959,140)
Transfers between Investment Divisions	(6,261,656)	(27,893)	(26,346,346)	(39,560,121)	(26,041,205)	(92,882)	(398,794,174)
Contract owner charges	(8,560,078)	(14,957)	(14,646)	(11,261)	(9,412)	(265)	(2,351,796)
Net change in net assets
from contract transactions	(36,227,438)	904,683	(27,382,850)	(41,907,947)	(26,893,281)	(76,904)	(410,711,329)

Net change in net assets	124,667,564	1,250,385	(24,727,926)	(41,031,607)	(24,125,759)	(68,068)	(369,264,840)

Net assets beginning of year	641,872,171	1,082,118	24,727,926	41,031,607	24,125,759	68,068	369,264,840

Net assets end of year	$766,539,735	$2,332,503	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	18,987,163	25,078	2,348,296	4,139,407	1,713,991	5,736	26,047,678
Units issued	2,090,812	23,560	80,946	229,381	141,248	1,495	975,654
Units redeemed	(3,084,453)	(5,852)	(2,429,242)	(4,368,788)	(1,855,239)	(7,231)	(27,023,332)
Units outstanding at end of year	17,993,522	42,786	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$81,483,406	$1,190,660	$1,158,314	$5,824,820	$2,836,040	$21,665	$14,878,867
Proceeds from sales	$127,636,744	$292,148	$28,414,490	$44,346,178	$28,994,700	$95,693	$428,168,182

(a)	The period is from January 1, 2019 through June 24, 2019, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/MC 10 x 10 Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A(a)	JNL/PPM America Long Short Credit Fund - Class I(a)
Operations
Net investment income (loss)	$(34)	$766,974	$17,615
Net realized gain (loss) on investments	1,902	(1,485,757)	(40,967)
Net change in unrealized appreciation
(depreciation) on investments	365	1,340,868	3,247
Net change in net assets
from operations	2,233	622,085	(20,105)

Contract transactions
Purchase payments	67,752	488,290	495,893
Surrenders and terminations	—	(980,345)	—
Transfers between Investment Divisions	(79,511)	(15,709,272)	(551,802)
Contract owner charges	(107)	(34,366)	(840)
Net change in net assets
from contract transactions	(11,866)	(16,235,693)	(56,749)

Net change in net assets	(9,633)	(15,613,608)	(76,854)

Net assets beginning of year	9,633	15,613,608	76,854

Net assets end of year	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	596	1,530,647	8,870
Units issued	3,800	477,961	67,830
Units redeemed	(4,396)	(2,008,608)	(76,700)
Units outstanding at end of year	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$67,751	$5,755,273	$723,956
Proceeds from sales	$79,651	$21,223,992	$763,090

(a)	The period is from January 1, 2019 through June 24, 2019, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(19,312,153)	$(9,302)	$(3,221,327)	$(1,072)	$(30,691,331)	$(17,179)	$(2,821,236)
Net realized gain (loss) on investments	42,301,307	1,855	2,525,183	1,946	65,212,926	(15,097)	(483,553)
Net change in unrealized appreciation
(depreciation) on investments	(192,450,113)	(373,982)	(12,155,634)	(9,768)	(269,098,275)	(564,000)	(14,469,803)
Net change in net assets
from operations	(169,460,959)	(381,429)	(12,851,778)	(8,894)	(234,576,680)	(596,276)	(17,774,592)

Contract transactions
Purchase payments	96,977,221	4,578,275	52,332,626	799,260	131,066,408	6,033,368	5,226,115
Surrenders and terminations	(112,610,954)	(168,828)	(34,112,963)	(13,186)	(151,511,630)	(239,668)	(47,484,414)
Transfers between Investment Divisions	19,772,358	(553,924)	80,003,577	(424,730)	(53,740,741)	110,743	(24,916,755)
Contract owner charges	(15,695,033)	(23,909)	(921,720)	(1,403)	(27,056,487)	(23,457)	(205,363)
Net change in net assets
from contract transactions	(11,556,408)	3,831,614	97,301,520	359,941	(101,242,450)	5,880,986	(67,380,417)

Net change in net assets	(181,017,367)	3,450,185	84,449,742	351,047	(335,819,130)	5,284,710	(85,155,009)

Net assets beginning of year	1,436,563,611	265,764	237,628,764	6,162	2,347,217,085	621,060	315,315,898

Net assets end of year	$1,255,546,244	$3,715,949	$322,078,506	$357,209	$2,011,397,955	$5,905,770	$230,160,889

Contract unit transactions
Units outstanding at beginning of year	98,147,516	20,517	20,581,827	520	153,865,849	45,822	29,830,629
Units issued	21,087,434	353,516	16,149,227	73,446	19,443,353	468,338	1,448,359
Units redeemed	(22,309,654)	(67,211)	(7,502,491)	(42,834)	(26,584,099)	(68,087)	(7,916,430)
Units outstanding at end of year	96,925,296	306,822	29,228,563	31,132	146,725,103	446,073	23,362,558

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(40,769,705)	$(1,537)	$(35,580,635)	$(3,036)	$643,945	$31,756	$646,061
Net realized gain (loss) on investments	44,298,486	(164)	40,722,565	(2,794)	7,081,973	17,117	2,844,733
Net change in unrealized appreciation
(depreciation) on investments	(232,491,412)	(33,888)	(188,564,993)	(58,738)	(28,432,212)	(322,141)	(11,230,146)
Net change in net assets
from operations	(228,962,631)	(35,589)	(183,423,063)	(64,568)	(20,706,294)	(273,268)	(7,739,352)

Contract transactions
Purchase payments	33,663,248	209,675	36,193,673	943,210	23,396,019	2,755,281	14,923,824
Surrenders and terminations	(224,716,116)	(1,013)	(216,908,140)	(3,004)	(14,407,066)	(167,240)	(11,950,139)
Transfers between Investment Divisions	(181,023,813)	223,663	(186,496,237)	40,149	(5,799,354)	(22,873)	(796,427)
Contract owner charges	(41,635,646)	(4,928)	(34,842,373)	(6,879)	(143,908)	(11,485)	(77,883)
Net change in net assets
from contract transactions	(413,712,327)	427,397	(402,053,077)	973,476	3,045,691	2,553,683	2,099,375

Net change in net assets	(642,674,958)	391,808	(585,476,140)	908,908	(17,660,603)	2,280,415	(5,639,977)

Net assets beginning of year	3,152,198,744	113,483	2,775,883,113	114,866	199,077,200	26,793	121,842,642

Net assets end of year	$2,509,523,786	$505,291	$2,190,406,973	$1,023,774	$181,416,597	$2,307,208	$116,202,665

Contract unit transactions
Units outstanding at beginning of year	165,657,359	6,657	150,330,440	6,709	12,406,922	1,863	9,486,886
Units issued	8,146,235	25,595	9,911,441	74,869	2,892,650	219,767	2,691,979
Units redeemed	(30,315,659)	(368)	(32,270,677)	(18,548)	(2,717,696)	(46,583)	(2,513,347)
Units outstanding at end of year	143,487,935	31,884	127,971,204	63,030	12,581,876	175,047	9,665,518

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$7,446	$1,312,122	$28,874	$(5,041,298)	$(8,578)	$(28,743,676)	$(4,442)
Net realized gain (loss) on investments	(1,189)	8,731,045	27,678	7,495,304	(4,092)	45,289,633	(194)
Net change in unrealized appreciation
(depreciation) on investments	(48,543)	(30,954,210)	(228,692)	(30,968,663)	(115,744)	(190,619,977)	(102,113)
Net change in net assets
from operations	(42,286)	(20,911,043)	(172,140)	(28,514,657)	(128,414)	(174,074,020)	(106,749)

Contract transactions
Purchase payments	1,302,078	17,700,689	1,947,456	72,025,601	2,460,465	115,867,326	2,132,463
Surrenders and terminations	(558)	(24,002,730)	(36,032)	(46,292,099)	(286,433)	(205,795,182)	(18,885)
Transfers between Investment Divisions	(146,186)	(5,381,921)	473,753	13,232,207	14,794	(20,053,701)	(143,423)
Contract owner charges	(3,007)	(166,470)	(8,062)	(1,019,999)	(14,618)	(19,889,836)	(8,000)
Net change in net assets
from contract transactions	1,152,327	(11,850,432)	2,377,115	37,945,710	2,174,208	(129,871,393)	1,962,155

Net change in net assets	1,110,041	(32,761,475)	2,204,975	9,431,053	2,045,794	(303,945,413)	1,855,406

Net assets beginning of year	—	263,017,062	77,273	444,046,351	551,181	2,326,032,530	—

Net assets end of year	$1,110,041	$230,255,587	$2,282,248	$453,477,404	$2,596,975	$2,022,087,117	$1,855,406

Contract unit transactions
Units outstanding at beginning of year	—	18,007,476	5,692	33,656,658	41,935	152,031,191	—
Units issued	126,040	2,264,947	183,775	10,125,742	189,725	19,037,268	162,881
Units redeemed	(33,513)	(3,072,916)	(13,344)	(7,136,360)	(23,376)	(27,781,503)	(17,557)
Units outstanding at end of year	92,527	17,199,507	176,123	36,646,040	208,284	143,286,956	145,324

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$(140,862)	$(1,108)	$(1,073,750)	$563	$(19,993,514)	$(9,086)	$(6,711,981)
Net realized gain (loss) on investments	51,927	(10,049)	6,030,181	48,248	146,066,370	183,350	84,029,360
Net change in unrealized appreciation
(depreciation) on investments	(630,406)	(58,052)	(15,055,867)	(180,935)	(211,483,032)	(817,754)	(180,011,202)
Net change in net assets
from operations	(719,341)	(69,209)	(10,099,436)	(132,124)	(85,410,176)	(643,490)	(102,693,823)

Contract transactions
Purchase payments	1,842,425	348,165	24,759,352	1,230,799	104,034,641	4,419,532	33,970,658
Surrenders and terminations	(613,490)	(230)	(3,530,969)	(3,930)	(109,739,198)	(119,116)	(47,847,749)
Transfers between Investment Divisions	1,295,392	132,785	35,034,962	384,969	232,640,688	757,399	21,684,584
Contract owner charges	(6,896)	(24)	(903,604)	(5,505)	(17,201,917)	(15,969)	(7,050,204)
Net change in net assets
from contract transactions	2,517,431	480,696	55,359,741	1,606,333	209,734,214	5,041,846	757,289

Net change in net assets	1,798,090	411,487	45,260,305	1,474,209	124,324,038	4,398,356	(101,936,534)

Net assets beginning of year	11,887,423	—	56,172,868	35,141	1,194,495,065	67,255	642,867,419

Net assets end of year	$13,685,513	$411,487	$101,433,173	$1,509,350	$1,318,819,103	$4,465,611	$540,930,885

Contract unit transactions
Units outstanding at beginning of year	1,180,536	—	4,613,106	2,846	24,525,006	979	28,889,766
Units issued	565,165	73,791	7,406,601	129,108	10,570,846	81,176	6,403,009
Units redeemed	(318,251)	(22,668)	(3,071,185)	(2,092)	(7,246,554)	(14,449)	(6,392,915)
Units outstanding at end of year	1,427,450	51,123	8,948,522	129,862	27,849,298	67,706	28,899,860

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A(a)
Operations
Net investment income (loss)	$3,443	$(71,870)	$(6,102,994)	$43,697	$(42,977,576)	$(13,010)	$(50,210)
Net realized gain (loss) on investments	107,537	(11,151)	61,868,045	510,151	161,975,229	(35,536)	(33,001)
Net change in unrealized appreciation
(depreciation) on investments	(301,877)	(2,428,998)	(120,171,267)	(1,236,942)	(429,376,982)	(573,582)	(731,125)
Net change in net assets
from operations	(190,897)	(2,512,019)	(64,406,216)	(683,094)	(310,379,329)	(622,128)	(814,336)

Contract transactions
Purchase payments	1,170,255	30,103,995	239,552,521	10,111,980	204,466,974	5,023,069	16,704,855
Surrenders and terminations	(30,311)	(793,444)	(67,257,749)	(111,237)	(201,773,768)	(136,232)	(112,246)
Transfers between Investment Divisions	57,020	385,847	143,285,630	501,335	(153,228,916)	1,456,948	5,997,995
Contract owner charges	(5,648)	(112,952)	(10,855,390)	(48,804)	(39,986,256)	(29,215)	(28,950)
Net change in net assets
from contract transactions	1,191,316	29,583,446	304,725,012	10,453,274	(190,521,966)	6,314,570	22,561,654

Net change in net assets	1,000,419	27,071,427	240,318,796	9,770,180	(500,901,295)	5,692,442	21,747,318

Net assets beginning of year	54,985	728,021	723,462,731	430,616	3,200,699,086	145,997	—

Net assets end of year	$1,055,404	$27,799,448	$963,781,527	$10,200,796	$2,699,797,791	$5,838,439	$21,747,318

Contract unit transactions
Units outstanding at beginning of year	2,028	67,866	44,383,245	19,931	150,649,285	6,083	—
Units issued	48,396	3,317,148	27,573,971	510,890	19,381,683	298,265	2,422,690
Units redeemed	(4,710)	(655,070)	(9,267,271)	(29,921)	(28,691,867)	(36,016)	(111,976)
Units outstanding at end of year	45,714	2,729,944	62,689,945	500,900	141,339,101	268,332	2,310,714

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I
Operations
Net investment income (loss)	$(718)	$(4,124,823)	$5,481	$(1,319,550)	$5,637	$(8,505,623)	$(807)
Net realized gain (loss) on investments	1,619	(1,580,149)	(4,389)	7,780,906	21,129	13,962,864	(4,168)
Net change in unrealized appreciation
(depreciation) on investments	(33,550)	(11,112,766)	(15,585)	(30,500,742)	(428,702)	(86,826,938)	(345,209)
Net change in net assets
from operations	(32,649)	(16,817,738)	(14,493)	(24,039,386)	(401,936)	(81,369,697)	(350,184)

Contract transactions
Purchase payments	1,181,571	34,550,188	1,027,528	43,550,539	2,485,040	55,809,353	2,320,429
Surrenders and terminations	(455)	(40,006,244)	(49,109)	(9,494,760)	(38,543)	(38,877,827)	(80,465)
Transfers between Investment Divisions	63,861	8,524,520	9,843	38,913,665	509,973	12,403,147	444,790
Contract owner charges	(455)	(6,578,509)	(6,336)	(157,146)	(15,948)	(8,639,258)	(11,736)
Net change in net assets
from contract transactions	1,244,522	(3,510,045)	981,926	72,812,298	2,940,522	20,695,415	2,673,018

Net change in net assets	1,211,873	(20,327,783)	967,433	48,772,912	2,538,586	(60,674,282)	2,322,834

Net assets beginning of year	—	492,409,123	155,356	157,759,959	256,869	643,348,670	225,153

Net assets end of year	$1,211,873	$472,081,340	$1,122,789	$206,532,871	$2,795,455	$582,674,388	$2,547,987

Contract unit transactions
Units outstanding at beginning of year	—	46,439,682	12,916	10,460,844	17,602	40,627,923	12,595
Units issued	161,349	13,227,137	95,895	7,518,458	231,380	9,366,042	169,561
Units redeemed	(32,948)	(13,862,699)	(13,584)	(2,676,205)	(37,586)	(8,241,748)	(21,348)
Units outstanding at end of year	128,401	45,804,120	95,227	15,303,097	211,396	41,752,217	160,808

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$(30,275,377)	$(19,708)	$(4,372,048)	$(21,412)	$(80,960,545)	$(55,689)	$(9,393,768)
Net realized gain (loss) on investments	57,151,004	(64,727)	19,232,103	(81,030)	256,365,574	85,739	58,516,876
Net change in unrealized appreciation
(depreciation) on investments	(188,998,721)	(647,087)	(39,435,820)	(834,822)	(409,340,992)	(2,086,866)	(336,662,994)
Net change in net assets
from operations	(162,123,094)	(731,522)	(24,575,765)	(937,264)	(233,935,963)	(2,056,816)	(287,539,886)

Contract transactions
Purchase payments	342,327,680	10,054,240	115,784,832	9,001,421	842,755,523	24,199,971	169,269,775
Surrenders and terminations	(105,008,324)	(176,409)	(29,332,254)	(143,334)	(341,040,113)	(203,760)	(103,498,177)
Transfers between Investment Divisions	129,304,151	(117,215)	111,232,163	920,035	48,296,468	1,407,855	(44,112,960)
Contract owner charges	(28,378,634)	(36,403)	(564,048)	(40,187)	(72,126,860)	(132,029)	(21,833,495)
Net change in net assets
from contract transactions	338,244,873	9,724,213	197,120,693	9,737,935	477,885,018	25,272,037	(174,857)

Net change in net assets	176,121,779	8,992,691	172,544,928	8,800,671	243,949,055	23,215,221	(287,714,743)

Net assets beginning of year	1,994,589,272	267,469	346,118,006	473,429	5,536,129,366	988,545	1,920,571,149

Net assets end of year	$2,170,711,051	$9,260,160	$518,662,934	$9,274,100	$5,780,078,421	$24,203,766	$1,632,856,406

Contract unit transactions
Units outstanding at beginning of year	126,210,449	16,378	16,594,155	22,046	256,526,665	40,751	128,828,002
Units issued	42,463,036	712,238	12,824,509	521,690	62,669,216	1,150,521	27,539,389
Units redeemed	(21,777,743)	(129,257)	(3,976,621)	(109,489)	(42,182,521)	(163,746)	(28,184,776)
Units outstanding at end of year	146,895,742	599,359	25,442,043	434,247	277,013,360	1,027,526	128,182,615

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I
Operations
Net investment income (loss)	$51,242	$(29,421,624)	$(19,430)	$(11,097,567)	$26,903
Net realized gain (loss) on investments	(15,684)	56,246,720	7,689	28,987,795	(60,290)
Net change in unrealized appreciation
(depreciation) on investments	(1,026,456)	(153,130,169)	(456,448)	(231,900,419)	(770,338)
Net change in net assets
from operations	(990,898)	(126,305,073)	(468,189)	(214,010,191)	(803,725)

Contract transactions
Purchase payments	6,397,272	171,073,152	6,748,440	110,345,863	5,353,405
Surrenders and terminations	(145,126)	(130,958,814)	(225,818)	(74,260,519)	(55,334)
Transfers between Investment Divisions	1,042,940	24,222,947	1,359,874	397,194	1,483,167
Contract owner charges	(34,598)	(26,392,277)	(47,099)	(16,990,239)	(30,326)
Net change in net assets
from contract transactions	7,260,488	37,945,008	7,835,397	19,492,299	6,750,912

Net change in net assets	6,269,590	(88,360,065)	7,367,208	(194,517,892)	5,947,187

Net assets beginning of year	194,608	2,097,974,711	567,506	1,342,594,960	218,077

Net assets end of year	$6,464,198	$2,009,614,646	$7,934,714	$1,148,077,068	$6,165,264

Contract unit transactions
Units outstanding at beginning of year	11,588	146,166,389	38,107	98,562,946	14,159
Units issued	517,878	26,879,886	608,012	22,597,851	527,572
Units redeemed	(82,179)	(24,543,082)	(88,518)	(21,499,260)	(70,601)
Units outstanding at end of year	447,287	148,503,193	557,601	99,661,537	471,130

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I
Operations
Net investment income (loss)	$(3,239,388)	$2,789	$(1,347,187)	$(24,411,955)	$48,097
Net realized gain (loss) on investments	18,201,242	6,658	(8,940,527)	104,801,203	122,084
Net change in unrealized appreciation
(depreciation) on investments	(62,312,252)	(102,620)	(3,090,140)	(406,526,971)	(824,243)
Net change in net assets
from operations	(47,350,398)	(93,173)	(13,377,854)	(326,137,723)	(654,062)

Contract transactions
Purchase payments	10,426,140	453,074	3,821,206	201,134,195	10,271,252
Surrenders and terminations	(23,976,727)	(137)	(13,529,511)	(234,043,887)	(238,806)
Transfers between Investment Divisions	(34,230,137)	260,148	(17,496,074)	(145,519,424)	24,702
Contract owner charges	(4,050,466)	(3,615)	(237,908)	(46,165,554)	(52,650)
Net change in net assets
from contract transactions	(51,831,190)	709,470	(27,442,287)	(224,594,670)	10,004,498

Net change in net assets	(99,181,588)	616,297	(40,820,141)	(550,732,393)	9,350,436

Net assets beginning of year	370,896,641	5,535	145,476,902	3,844,119,127	247,911

Net assets end of year	$271,715,053	$621,832	$104,656,761	$3,293,386,734	$9,598,347

Contract unit transactions
Units outstanding at beginning of year	22,090,502	277	14,457,274	285,858,860	16,498
Units issued	2,370,009	41,252	1,188,749	28,667,900	720,070
Units redeemed	(5,568,355)	(5,552)	(4,057,367)	(46,111,328)	(39,599)
Units outstanding at end of year	18,892,156	35,977	11,588,656	268,415,432	696,969

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A
Operations
Net investment income (loss)	$3,717,451	$962	$(31,698,940)	$(15,280)	$(367,866)	$(474)	$896,414
Net realized gain (loss) on investments	(16,729,949)	(2,225)	318,970,151	428,209	1,260,503	5,915	6,602,517
Net change in unrealized appreciation
(depreciation) on investments	(121,782,267)	(43,150)	(318,025,327)	(1,321,779)	(4,849,972)	(21,557)	(102,417,448)
Net change in net assets
from operations	(134,794,765)	(44,413)	(30,754,116)	(908,850)	(3,957,335)	(16,116)	(94,918,517)

Contract transactions
Purchase payments	27,367,659	531,028	192,991,364	8,506,551	4,399,317	208,701	28,204,394
Surrenders and terminations	(59,820,469)	—	(170,883,882)	(162,319)	(2,250,515)	(15,246)	(34,716,828)
Transfers between Investment Divisions	(47,956,428)	127,987	317,367,057	1,090,426	(518,830)	62,935	25,041,326
Contract owner charges	(9,084,841)	(177)	(27,468,430)	(28,341)	(33,059)	(1,065)	(5,767,305)
Net change in net assets
from contract transactions	(89,494,079)	658,838	312,006,109	9,406,317	1,596,913	255,325	12,761,587

Net change in net assets	(224,288,844)	614,425	281,251,993	8,497,467	(2,360,422)	239,209	(82,156,930)

Net assets beginning of year	813,980,359	—	1,884,010,835	162,723	36,504,749	4,222	499,528,986

Net assets end of year	$589,691,515	$614,425	$2,165,262,828	$8,660,190	$34,144,327	$243,431	$417,372,056

Contract unit transactions
Units outstanding at beginning of year	96,638,753	—	33,596,153	1,988	3,289,132	381	30,537,713
Units issued	13,025,621	90,331	13,409,880	118,154	1,082,280	25,648	7,103,398
Units redeemed	(24,077,324)	(12,371)	(8,787,193)	(14,758)	(933,833)	(1,712)	(6,389,435)
Units outstanding at end of year	85,587,050	77,960	38,218,840	105,384	3,437,579	24,317	31,251,676

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$23,050	$(861,393)	$(4,475)	$2,521,538	$44,280	$(1,569,203)	$(7,504)
Net realized gain (loss) on investments	(46,383)	643,406	(11,128)	318,379	4,477	(160,823)	(2,859)
Net change in unrealized appreciation
(depreciation) on investments	(206,447)	(8,311,945)	(197,834)	(5,452,855)	(73,350)	(15,119,375)	(269,644)
Net change in net assets
from operations	(229,780)	(8,529,932)	(213,437)	(2,612,938)	(24,593)	(16,849,401)	(280,007)

Contract transactions
Purchase payments	1,032,147	41,186,485	2,147,413	11,183,715	619,326	58,541,357	2,963,690
Surrenders and terminations	(1,607)	(2,935,740)	(7,188)	(5,258,142)	(16,178)	(7,673,612)	(20,472)
Transfers between Investment Divisions	449,303	61,405,414	485,885	17,483,928	320,353	38,038,814	(20,201)
Contract owner charges	(10,341)	(707,590)	(9,886)	(824,270)	(2,541)	(1,430,462)	(18,710)
Net change in net assets
from contract transactions	1,469,502	98,948,569	2,616,224	22,585,231	920,960	87,476,097	2,904,307

Net change in net assets	1,239,722	90,418,637	2,402,787	19,972,293	896,367	70,626,696	2,624,300

Net assets beginning of year	176,216	22,063,891	23,911	61,418,423	84,646	77,932,481	76,163

Net assets end of year	$1,415,938	$112,482,528	$2,426,698	$81,390,716	$981,013	$148,559,177	$2,700,463

Contract unit transactions
Units outstanding at beginning of year	7,854	2,040,791	2,206	5,685,126	7,847	7,076,716	6,789
Units issued	96,209	11,956,857	255,228	5,142,634	87,493	10,560,597	292,105
Units redeemed	(27,243)	(3,438,110)	(32,926)	(3,033,235)	(2,588)	(2,337,970)	(29,101)
Units outstanding at end of year	76,820	10,559,538	224,508	7,794,525	92,752	15,299,343	269,793

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(1,253,437)	$(9,842)	$(4,407,476)	$27,740	$(431,841)
Net realized gain (loss) on investments	(141,488)	(4,201)	67,111,338	42,014	11,989,489
Net change in unrealized appreciation
(depreciation) on investments	(9,489,266)	(280,627)	(151,121,827)	(497,271)	(24,179,062)
Net change in net assets
from operations	(10,884,191)	(294,670)	(88,417,965)	(427,517)	(12,621,414)

Contract transactions
Purchase payments	42,773,830	4,125,401	67,623,448	3,537,276	14,249,385
Surrenders and terminations	(4,939,319)	(8,521)	(75,342,208)	(13,772)	(6,829,402)
Transfers between Investment Divisions	30,187,045	(228,404)	(39,642,649)	480,846	15,415,476
Contract owner charges	(1,098,504)	(8,736)	(11,465,254)	(20,459)	(88,428)
Net change in net assets
from contract transactions	66,923,052	3,879,740	(58,826,663)	3,983,891	22,747,031

Net change in net assets	56,038,861	3,585,070	(147,244,628)	3,556,374	10,125,617

Net assets beginning of year	58,768,551	173,925	1,058,067,467	126,141	63,093,358

Net assets end of year	$114,807,412	$3,758,995	$910,822,839	$3,682,515	$73,218,975

Contract unit transactions
Units outstanding at beginning of year	5,443,447	15,836	30,537,879	2,615	3,381,464
Units issued	7,782,720	403,417	5,321,368	86,142	2,086,921
Units redeemed	(1,527,038)	(46,534)	(7,115,204)	(5,477)	(852,765)
Units outstanding at end of year	11,699,129	372,719	28,744,043	83,280	4,615,620

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
Operations
Net investment income (loss)	$6,250	$(11,126,420)	$24,134	$(120,330)	$9,980	$(3,422,678)	$36,241
Net realized gain (loss) on investments	235,241	39,392,127	34,689	122,541	6,004	109,424,160	505,813
Net change in unrealized appreciation
(depreciation) on investments	(579,588)	(81,991,119)	(40,688)	(442,517)	(21,364)	(167,209,927)	(1,035,567)
Net change in net assets
from operations	(338,097)	(53,725,412)	18,135	(440,306)	(5,380)	(61,208,445)	(493,513)

Contract transactions
Purchase payments	1,938,178	88,210,374	2,270,699	2,856,339	697,633	116,970,134	5,461,272
Surrenders and terminations	(27,473)	(262,871,578)	(16,073)	(998,662)	(3,328)	(39,956,310)	(22,305)
Transfers between Investment Divisions	320,466	(119,347,669)	1,322,346	141,517	73,227	153,802,308	98,930
Contract owner charges	(6,963)	(31,333,139)	(12,611)	(11,706)	(2,486)	(7,687,431)	(34,084)
Net change in net assets
from contract transactions	2,224,208	(325,342,012)	3,564,361	1,987,488	765,046	223,128,701	5,503,813

Net change in net assets	1,886,111	(379,067,424)	3,582,496	1,547,182	759,666	161,920,256	5,010,300

Net assets beginning of year	54,265	2,960,291,829	174,934	11,019,371	77,505	640,519,132	352,644

Net assets end of year	$1,940,376	$2,581,224,405	$3,757,430	$12,566,553	$837,171	$802,439,388	$5,362,944

Contract unit transactions
Units outstanding at beginning of year	5,257	142,287,065	6,113	996,250	6,972	41,549,858	23,584
Units issued	234,148	15,292,699	144,594	888,937	78,116	24,389,915	470,029
Units redeemed	(32,678)	(31,894,562)	(16,130)	(701,689)	(7,553)	(10,703,175)	(119,356)
Units outstanding at end of year	206,727	125,685,202	134,577	1,183,498	77,535	55,236,598	374,257

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
Operations
Net investment income (loss)	$16,798,677	$131,016	$(457,332)	$(2,054)	$51,762	$6,263	$9,566,655
Net realized gain (loss) on investments	(1,328,743)	12,186	(500,353)	(5,546)	9,871,748	30,061	(9,592,777)
Net change in unrealized appreciation
(depreciation) on investments	(10,720,378)	(52,046)	(2,977,319)	(42,408)	(26,491,666)	(100,178)	(26,781,032)
Net change in net assets
from operations	4,749,556	91,156	(3,935,004)	(50,008)	(16,568,156)	(63,854)	(26,807,154)

Contract transactions
Purchase payments	76,567,429	3,755,651	4,490,602	824,978	12,975,262	512,095	47,503,714
Surrenders and terminations	(55,541,138)	(170,891)	(3,570,682)	(13,870)	(13,417,747)	(15,160)	(73,354,591)
Transfers between Investment Divisions	53,562,647	810,817	3,250,420	51,768	10,793,885	164,779	(26,529,786)
Contract owner charges	(7,255,273)	(11,574)	(33,028)	(2,518)	(435,368)	(2,568)	(10,281,401)
Net change in net assets
from contract transactions	67,333,665	4,384,003	4,137,312	860,358	9,916,032	659,146	(62,662,064)

Net change in net assets	72,083,221	4,475,159	202,308	810,350	(6,652,124)	595,292	(89,469,218)

Net assets beginning of year	788,991,252	173,024	42,558,817	19,899	136,141,121	7,522	892,471,877

Net assets end of year	$861,074,473	$4,648,183	$42,761,125	$830,249	$129,488,997	$602,814	$803,002,659

Contract unit transactions
Units outstanding at beginning of year	72,484,272	15,965	3,922,883	2,027	9,842,614	602	34,177,147
Units issued	25,808,043	1,008,729	1,786,549	100,335	3,657,426	57,273	5,117,073
Units redeemed	(19,598,790)	(607,369)	(1,392,674)	(14,717)	(2,907,073)	(5,245)	(7,733,853)
Units outstanding at end of year	78,693,525	417,325	4,316,758	87,645	10,592,967	52,630	31,560,367

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I
Operations
Net investment income (loss)	$31,702	$13,006,647	$28,817	$507,078	$9,938	$2,136,493	$10,398
Net realized gain (loss) on investments	(4,749)	(8,581,182)	(1,531)	53,325,105	18,225	29,145,029	22,964
Net change in unrealized appreciation
(depreciation) on investments	(21,738)	(64,180,186)	(67,105)	(218,229,309)	(84,988)	(108,988,605)	(107,707)
Net change in net assets
from operations	5,215	(59,754,721)	(39,819)	(164,397,126)	(56,825)	(77,707,083)	(74,345)

Contract transactions
Purchase payments	1,336,718	31,973,933	828,939	27,471,500	466,225	19,278,200	428,190
Surrenders and terminations	(26,383)	(53,431,031)	(6,613)	(142,800,513)	(111)	(37,718,227)	—
Transfers between Investment Divisions	50,251	(127,870,163)	27,910	(124,704,125)	189,076	(13,319,138)	102,113
Contract owner charges	(4,866)	(8,876,570)	(5,341)	(22,158,534)	(4,020)	(6,233,933)	(3,711)
Net change in net assets
from contract transactions	1,355,720	(158,203,831)	844,895	(262,191,672)	651,170	(37,993,098)	526,592

Net change in net assets	1,360,935	(217,958,552)	805,076	(426,588,798)	594,345	(115,700,181)	452,247

Net assets beginning of year	80,437	883,807,340	76,811	1,857,572,588	3,229	517,990,865	25,013

Net assets end of year	$1,441,372	$665,848,788	$881,887	$1,430,983,790	$597,574	$402,290,684	$477,260

Contract unit transactions
Units outstanding at beginning of year	2,136	58,353,126	4,627	135,547,124	207	40,702,911	1,649
Units issued	44,252	5,837,617	61,999	8,992,539	43,669	4,301,947	37,233
Units redeemed	(7,204)	(16,656,833)	(9,636)	(28,623,661)	(1,859)	(7,446,582)	(1,894)
Units outstanding at end of year	39,184	47,533,910	56,990	115,916,002	42,017	37,558,276	36,988

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A
Operations
Net investment income (loss)	$(8,926,545)	$(2,646)	$(18,459,433)	$(2,043)	$52,970,535	$53,148	$6,129,186
Net realized gain (loss) on investments	(7,027,893)	1,637	61,668,595	1,670	19,750,045	(8,589)	40,697,976
Net change in unrealized appreciation
(depreciation) on investments	11,360,949	11,080	(177,484,432)	(110,033)	(169,161,110)	(111,735)	(186,868,777)
Net change in net assets
from operations	(4,593,489)	10,071	(134,275,270)	(110,406)	(96,440,530)	(67,176)	(140,041,615)

Contract transactions
Purchase payments	37,824,378	1,136,944	31,225,763	1,084,538	71,572,628	1,431,600	38,856,053
Surrenders and terminations	(51,609,854)	(46,349)	(117,531,145)	—	(148,467,369)	(89,331)	(44,276,556)
Transfers between Investment Divisions	(36,699,659)	34,854	(51,284,772)	60,109	(86,115,444)	(133,734)	(28,215,744)
Contract owner charges	(6,831,010)	(3,265)	(16,457,271)	(8,717)	(20,479,218)	(9,675)	(7,417,483)
Net change in net assets
from contract transactions	(57,316,145)	1,122,184	(154,047,425)	1,135,930	(183,489,403)	1,198,860	(41,053,730)

Net change in net assets	(61,909,634)	1,132,255	(288,322,695)	1,025,524	(279,929,933)	1,131,684	(181,095,345)

Net assets beginning of year	681,734,476	40,861	1,390,847,494	5,014	1,887,729,446	78,830	697,552,704

Net assets end of year	$619,824,842	$1,173,116	$1,102,524,799	$1,030,538	$1,607,799,513	$1,210,514	$516,457,359

Contract unit transactions
Units outstanding at beginning of year	58,728,347	3,207	101,474,878	359	119,868,522	4,167	53,908,962
Units issued	13,529,774	106,052	7,011,519	124,872	10,640,887	81,235	9,668,288
Units redeemed	(18,613,481)	(17,680)	(18,547,169)	(49,676)	(22,585,736)	(18,476)	(13,234,793)
Units outstanding at end of year	53,644,640	91,579	89,939,228	75,555	107,923,673	66,926	50,342,457

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$22,449	$(1,690,657)	$4,073	$(1,434,362)	$(85,292)	$(3,559)	$(2,829,592)
Net realized gain (loss) on investments	15,208	31,686,283	12,265	(3,637,898)	(273,946)	(13,848)	5,598,269
Net change in unrealized appreciation
(depreciation) on investments	(257,121)	(91,343,759)	(50,179)	(9,019,893)	(994,745)	(128,549)	(115,551,214)
Net change in net assets
from operations	(219,464)	(61,348,133)	(33,841)	(14,092,153)	(1,353,983)	(145,956)	(112,782,537)

Contract transactions
Purchase payments	1,159,893	20,054,930	348,720	4,815,443	3,733,174	1,132,442	28,797,153
Surrenders and terminations	(8,095)	(52,762,070)	(2,834)	(15,852,043)	(428,130)	(1,329)	(46,862,967)
Transfers between Investment Divisions	52,242	(20,067,649)	26,226	(4,173,956)	12,731,076	598,316	(21,084,238)
Contract owner charges	(7,097)	(7,778,360)	(1,766)	(1,160,040)	(43,153)	(7,008)	(3,406,085)
Net change in net assets
from contract transactions	1,196,943	(60,553,149)	370,346	(16,370,596)	15,992,967	1,722,421	(42,556,137)

Net change in net assets	977,479	(121,901,282)	336,505	(30,462,749)	14,638,984	1,576,465	(155,338,674)

Net assets beginning of year	158,256	653,799,129	23,330	147,281,772	3,024,489	133,736	539,689,949

Net assets end of year	$1,135,735	$531,897,847	$359,835	$116,819,023	$17,663,473	$1,710,201	$384,351,275

Contract unit transactions
Units outstanding at beginning of year	10,448	46,910,097	1,403	10,904,945	288,473	12,727	45,568,032
Units issued	104,617	4,317,158	29,202	1,938,109	2,224,821	199,578	10,124,218
Units redeemed	(21,441)	(8,751,661)	(6,620)	(3,298,700)	(506,183)	(20,779)	(13,984,403)
Units outstanding at end of year	93,624	42,475,594	23,985	9,544,354	2,007,111	191,526	41,707,847

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(a)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I
Operations
Net investment income (loss)	$12,720	$(7,228)	$(21)	$(6,075,114)	$1,217	$(178,938)	$1,431
Net realized gain (loss) on investments	24,163	(56,168)	—	37,631,802	(294)	(62,549)	2,633
Net change in unrealized appreciation
(depreciation) on investments	(445,734)	(190,305)	(1,549)	(143,942,589)	(13,005)	(3,393,675)	(56,388)
Net change in net assets
from operations	(408,851)	(253,701)	(1,570)	(112,385,901)	(12,082)	(3,635,162)	(52,324)

Contract transactions
Purchase payments	2,160,496	999,149	32,716	39,385,815	129,412	18,855,040	936,547
Surrenders and terminations	(27,525)	(33,946)	—	(43,448,527)	—	(1,082,830)	(83)
Transfers between Investment Divisions	161,183	2,289,727	1	(91,302,674)	174,351	24,235,955	(26,454)
Contract owner charges	(8,078)	(6,359)	(3)	(7,356,160)	(482)	(279,397)	(3,518)
Net change in net assets
from contract transactions	2,286,076	3,248,571	32,714	(102,721,546)	303,281	41,728,768	906,492

Net change in net assets	1,877,225	2,994,870	31,144	(215,107,447)	291,199	38,093,606	854,168

Net assets beginning of year	7,920	—	—	690,649,844	—	9,513,065	48,921

Net assets end of year	$1,885,145	$2,994,870	$31,144	$475,542,397	$291,199	$47,606,671	$903,089

Contract unit transactions
Units outstanding at beginning of year	670	—	—	65,099,695	—	924,116	4,737
Units issued	234,826	453,295	3,319	13,472,835	29,916	4,728,130	97,930
Units redeemed	(33,811)	(132,749)	—	(23,878,142)	(440)	(599,216)	(8,262)
Units outstanding at end of year	201,685	320,546	3,319	54,694,388	29,476	5,053,030	94,405

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I
Operations
Net investment income (loss)	$28,366,515	$5,432	$5,297,230	$32,338	$(22,767,405)	$(18,806)
Net realized gain (loss) on investments	(3,170,203)	(1,664)	16,046,177	(19,968)	153,684,144	268,685
Net change in unrealized appreciation
(depreciation) on investments	(116,931,296)	(14,434)	(175,165,915)	(270,346)	(310,537,717)	(1,453,323)
Net change in net assets
from operations	(91,734,984)	(10,666)	(153,822,508)	(257,976)	(179,620,978)	(1,203,444)

Contract transactions
Purchase payments	39,442,975	231,348	51,308,312	1,910,984	164,865,920	6,581,878
Surrenders and terminations	(85,344,459)	(206)	(60,796,457)	(11,769)	(101,579,280)	(191,846)
Transfers between Investment Divisions	(85,055,881)	36,786	(54,126,813)	(4,033)	32,291,097	1,105,246
Contract owner charges	(13,502,791)	(259)	(10,157,760)	(12,207)	(18,544,693)	(21,723)
Net change in net assets
from contract transactions	(144,460,156)	267,669	(73,772,718)	1,882,975	77,033,044	7,473,555

Net change in net assets	(236,195,140)	257,003	(227,595,226)	1,624,999	(102,587,934)	6,270,111

Net assets beginning of year	1,288,855,050	—	994,136,851	151,709	1,554,186,643	161,494

Net assets end of year	$1,052,659,910	$257,003	$766,541,625	$1,776,708	$1,451,598,709	$6,431,605

Contract unit transactions
Units outstanding at beginning of year	71,293,278	—	42,213,490	4,445	45,710,194	3,694
Units issued	6,767,046	17,422	6,049,063	72,026	13,701,586	222,544
Units redeemed	(15,143,705)	(4,267)	(9,544,177)	(14,085)	(11,934,090)	(62,884)
Units outstanding at end of year	62,916,619	13,155	38,718,376	62,386	47,477,690	163,354

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/JPMorgan Hedged Equity Fund - Class A(a)	JNL/JPMorgan Hedged Equity Fund - Class I(a)	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
Operations
Net investment income (loss)	$18,358	$1,644	$(20,000,413)	$(16,545)	$12,564,438	$72,081
Net realized gain (loss) on investments	9,409	1,362	192,568,567	503,202	(8,713,168)	3,331
Net change in unrealized appreciation
(depreciation) on investments	(352,002)	(27,101)	(269,978,237)	(1,225,178)	(10,886,315)	1,424
Net change in net assets
from operations	(324,235)	(24,095)	(97,410,083)	(738,521)	(7,035,045)	76,836

Contract transactions
Purchase payments	5,318,989	413,679	133,133,736	6,169,953	48,176,410	2,332,290
Surrenders and terminations	(255,759)	—	(98,265,360)	(291,421)	(68,437,405)	(12,441)
Transfers between Investment Divisions	14,236,057	389,746	26,144,381	981,933	32,975,586	2,183,125
Contract owner charges	(25,356)	(213)	(15,113,768)	(19,237)	(7,924,081)	(11,607)
Net change in net assets
from contract transactions	19,273,931	803,212	45,898,989	6,841,228	4,790,510	4,491,367

Net change in net assets	18,949,696	779,117	(51,511,094)	6,102,707	(2,244,535)	4,568,203

Net assets beginning of year	—	—	1,382,977,687	155,597	782,288,947	—

Net assets end of year	$18,949,696	$779,117	$1,331,466,593	$6,258,304	$780,044,412	$4,568,203

Contract unit transactions
Units outstanding at beginning of year	—	—	26,612,703	2,105	37,139,833	—
Units issued	2,101,995	81,261	8,192,484	118,352	11,092,512	164,701
Units redeemed	(118,829)	(27)	(7,656,808)	(30,262)	(11,097,021)	(8,307)
Units outstanding at end of year	1,983,166	81,234	27,148,379	90,195	37,135,324	156,394

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A(a)	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I
Operations
Net investment income (loss)	$995,021	$46,890	$(444,664)	$468	$(1,019)	$6,037,129	$41,041
Net realized gain (loss) on investments	3,387,620	(59,552)	1,124,934	(298)	(1,407)	(5,830,956)	(1,571)
Net change in unrealized appreciation
(depreciation) on investments	(85,360,048)	(420,585)	(7,658,438)	(76,899)	(37,662)	(16,240,033)	(16,285)
Net change in net assets
from operations	(80,977,407)	(433,247)	(6,978,168)	(76,729)	(40,088)	(16,033,860)	23,185

Contract transactions
Purchase payments	15,276,612	2,981,284	4,890,979	625,101	214,977	50,958,332	2,073,368
Surrenders and terminations	(39,772,221)	(25,220)	(1,921,920)	(326)	(11,628)	(64,194,610)	(46,361)
Transfers between Investment Divisions	2,337,406	75,774	7,143,584	32,624	201,094	(6,333,834)	(115,174)
Contract owner charges	(3,352,309)	(15,348)	(48,906)	(3,191)	—	(7,732,005)	(8,907)
Net change in net assets
from contract transactions	(25,510,512)	3,016,490	10,063,737	654,208	404,443	(27,302,117)	1,902,926

Net change in net assets	(106,487,919)	2,583,243	3,085,569	577,479	364,355	(43,335,977)	1,926,111

Net assets beginning of year	446,070,663	117,851	53,601,438	47,594	—	826,791,969	322,215

Net assets end of year	$339,582,744	$2,701,094	$56,687,007	$625,073	$364,355	$783,455,992	$2,248,326

Contract unit transactions
Units outstanding at beginning of year	29,158,411	6,475	3,862,313	3,580	—	56,864,408	17,294
Units issued	5,087,187	207,646	1,855,422	49,570	42,718	10,156,891	123,519
Units redeemed	(6,759,111)	(31,567)	(1,101,013)	(765)	(1,324)	(12,241,461)	(18,033)
Units outstanding at end of year	27,486,487	182,554	4,616,722	52,385	41,394	54,779,838	122,780

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A
Operations
Net investment income (loss)	$2,801,074	$12,555	$(8,059,078)	$12,278	$(364,357)	$(1,223)	$(11,800,684)
Net realized gain (loss) on investments	12,920,227	37,877	64,724,994	8,988	(322,699)	(5,647)	84,077,327
Net change in unrealized appreciation
(depreciation) on investments	(24,036,656)	(61,534)	(95,109,525)	(234,232)	(3,844,542)	(23,832)	(116,549,491)
Net change in net assets
from operations	(8,315,355)	(11,102)	(38,443,609)	(212,966)	(4,531,598)	(30,702)	(44,272,848)

Contract transactions
Purchase payments	3,774,509	315,802	81,812,987	2,451,431	15,112,469	381,301	64,192,765
Surrenders and terminations	(9,451,646)	(3,483)	(79,958,652)	(113,256)	(1,466,417)	(1,979)	(67,482,225)
Transfers between Investment Divisions	9,898,985	19,633	66,464,505	74,263	44,726,882	49,950	1,677,004
Contract owner charges	(912,707)	(1,535)	(13,122,976)	(6,637)	(309,554)	(2,845)	(8,969,882)
Net change in net assets
from contract transactions	3,309,141	330,417	55,195,864	2,405,801	58,063,380	426,427	(10,582,338)

Net change in net assets	(5,006,214)	319,315	16,752,255	2,192,835	53,531,782	395,725	(54,855,186)

Net assets beginning of year	107,132,673	3,044	1,037,837,517	536	7,202,880	46,782	822,911,575

Net assets end of year	$102,126,459	$322,359	$1,054,589,772	$2,193,371	$60,734,662	$442,507	$768,056,389

Contract unit transactions
Units outstanding at beginning of year	10,733,900	229	35,184,067	14	681,201	4,410	38,822,396
Units issued	4,072,985	34,716	11,049,792	77,149	7,610,622	60,226	11,874,540
Units redeemed	(3,820,081)	(9,211)	(9,705,722)	(20,178)	(1,896,005)	(18,756)	(12,661,511)
Units outstanding at end of year	10,986,804	25,734	36,528,137	56,985	6,395,818	45,880	38,035,425

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I
Operations
Net investment income (loss)	$(2,812)	$2,486,466	$67,235	$18,404,316	$47,450	$118,575	$10,334
Net realized gain (loss) on investments	(6,604)	34,801,354	(49,479)	(15,878,812)	(8,202)	16,756,729	41,232
Net change in unrealized appreciation
(depreciation) on investments	(80,196)	(251,888,087)	(530,877)	(279,939,735)	(452,501)	(36,084,763)	(196,865)
Net change in net assets
from operations	(89,612)	(214,600,267)	(513,121)	(277,414,231)	(413,253)	(19,209,459)	(145,299)

Contract transactions
Purchase payments	1,215,816	104,503,762	4,298,314	56,195,619	1,663,133	20,016,734	871,638
Surrenders and terminations	(7,931)	(72,742,011)	(19,171)	(98,547,342)	(35,922)	(14,702,618)	(27,138)
Transfers between Investment Divisions	116,849	(63,326,730)	463,346	(67,354,203)	310,263	25,638,229	273,439
Contract owner charges	(4,620)	(14,499,459)	(21,289)	(16,338,282)	(7,140)	(479,010)	(3,645)
Net change in net assets
from contract transactions	1,320,114	(46,064,438)	4,721,200	(126,044,208)	1,930,334	30,473,335	1,114,294

Net change in net assets	1,230,502	(260,664,705)	4,208,079	(403,458,439)	1,517,081	11,263,876	968,995

Net assets beginning of year	15,677	1,271,614,428	203,726	1,404,919,224	5,533	147,953,900	75,959

Net assets end of year	$1,246,179	$1,010,949,723	$4,411,805	$1,001,460,785	$1,522,614	$159,217,776	$1,044,954

Contract unit transactions
Units outstanding at beginning of year	567	111,040,799	16,104	42,346,725	124	7,082,465	4,427
Units issued	60,370	31,438,788	457,862	7,273,817	51,743	3,549,319	80,466
Units redeemed	(13,708)	(37,040,348)	(59,485)	(11,271,182)	(8,658)	(2,078,429)	(17,475)
Units outstanding at end of year	47,229	105,439,239	414,481	38,349,360	43,209	8,553,355	67,418

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I(a)	JNL/Mellon Industrials Sector Fund - Class A
Operations
Net investment income (loss)	$(2,703,939)	$46,193	$(12,960,372)	$40,196	$(12,447,721)	$(965)	$(478,440)
Net realized gain (loss) on investments	88,902,052	26,547	114,358,022	62,800	44,415,601	(1,350)	(1,043,596)
Net change in unrealized appreciation
(depreciation) on investments	(285,538,997)	(687,653)	(12,956,383)	(362,290)	(109,810,973)	(92,036)	(5,150,085)
Net change in net assets
from operations	(199,340,884)	(614,913)	88,441,267	(259,294)	(77,843,093)	(94,351)	(6,672,121)

Contract transactions
Purchase payments	106,534,058	3,991,942	182,136,188	5,723,786	48,510,559	852,647	12,312,079
Surrenders and terminations	(92,754,332)	(70,729)	(196,247,644)	(20,269)	(72,357,478)	—	(1,735,080)
Transfers between Investment Divisions	(80,651,300)	185,763	32,613,617	886,188	(40,469,698)	127,196	7,348,044
Contract owner charges	(15,809,142)	(19,887)	(32,711,744)	(19,832)	(10,787,085)	(2,718)	(432,398)
Net change in net assets
from contract transactions	(82,680,716)	4,087,089	(14,209,583)	6,569,873	(75,103,702)	977,125	17,492,645

Net change in net assets	(282,021,600)	3,472,176	74,231,684	6,310,579	(152,946,795)	882,774	10,820,524

Net assets beginning of year	1,359,935,587	113,764	2,741,804,293	62,521	935,513,848	—	16,384,419

Net assets end of year	$1,077,913,987	$3,585,940	$2,816,035,977	$6,373,100	$782,567,053	$882,774	$27,204,943

Contract unit transactions
Units outstanding at beginning of year	79,894,949	4,979	87,828,285	1,495	57,750,202	—	1,540,976
Units issued	18,580,870	234,094	16,298,142	161,969	7,288,483	53,368	7,086,603
Units redeemed	(24,350,700)	(55,028)	(17,315,913)	(15,596)	(12,027,204)	(658)	(5,597,966)
Units outstanding at end of year	74,125,119	184,045	86,810,514	147,868	53,011,481	52,710	3,029,613

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I
Operations
Net investment income (loss)	$(1,686)	$(23,601,167)	$19,676	$28,060,593	$182,142	$(715,409)	$(1,263)
Net realized gain (loss) on investments	(2,786)	190,953,822	24,389	127,285,128	306,147	(5,450,665)	(9,260)
Net change in unrealized appreciation
(depreciation) on investments	(74,334)	(238,685,760)	(887,642)	(379,668,586)	(1,268,960)	(4,502,618)	(55,815)
Net change in net assets
from operations	(78,806)	(71,333,105)	(843,577)	(224,322,865)	(780,671)	(10,668,692)	(66,338)

Contract transactions
Purchase payments	508,229	214,488,796	6,681,479	88,475,711	5,564,889	6,904,945	331,106
Surrenders and terminations	(274)	(161,831,099)	(31,928)	(99,231,891)	(27,749)	(3,710,867)	(962)
Transfers between Investment Divisions	43,781	74,628,801	1,434,166	(75,820,146)	423,600	(18,883,986)	48,307
Contract owner charges	(3,766)	(28,476,358)	(31,740)	(15,476,019)	(30,389)	(568,000)	(2,081)
Net change in net assets
from contract transactions	547,970	98,810,140	8,051,977	(102,052,345)	5,930,351	(16,257,908)	376,370

Net change in net assets	469,164	27,477,035	7,208,400	(326,375,210)	5,149,680	(26,926,600)	310,032

Net assets beginning of year	60,378	2,167,489,818	252,620	1,588,376,289	656,651	42,284,318	—

Net assets end of year	$529,542	$2,194,966,853	$7,461,020	$1,262,001,079	$5,806,331	$15,357,718	$310,032

Contract unit transactions
Units outstanding at beginning of year	5,665	124,747,372	10,830	76,440,357	24,627	3,973,029	—
Units issued	64,132	36,110,104	363,537	11,772,984	252,155	8,336,560	50,556
Units redeemed	(11,720)	(32,440,223)	(47,309)	(16,982,669)	(20,651)	(10,512,978)	(14,800)
Units outstanding at end of year	58,077	128,417,253	327,058	71,230,672	256,131	1,796,611	35,756

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Operations
Net investment income (loss)	$(266,592)	$(332)	$6,903,997	$49,230	$(25,835,899)	$42,307	$(255,561)
Net realized gain (loss) on investments	256,795	549	56,192,701	119,863	105,531,760	133,862	(32,517)
Net change in unrealized appreciation
(depreciation) on investments	(1,932,448)	(15,396)	(96,835,577)	(327,732)	(166,004,917)	(1,257,359)	(2,198,834)
Net change in net assets
from operations	(1,942,245)	(15,179)	(33,738,879)	(158,639)	(86,309,056)	(1,081,190)	(2,486,912)

Contract transactions
Purchase payments	9,036,115	107,350	16,579,238	1,496,340	276,262,620	10,994,281	10,924,988
Surrenders and terminations	(403,769)	—	(34,494,921)	(4,550)	(141,519,898)	(284,775)	(1,277,288)
Transfers between Investment Divisions	5,808,216	51,560	(11,246,375)	159,367	217,881,208	806,882	30,817,590
Contract owner charges	(210,773)	(671)	(3,201,775)	(6,901)	(27,434,990)	(33,705)	(212,051)
Net change in net assets
from contract transactions	14,229,789	158,239	(32,363,833)	1,644,256	325,188,940	11,482,683	40,253,239

Net change in net assets	12,287,544	143,060	(66,102,712)	1,485,617	238,879,884	10,401,493	37,766,327

Net assets beginning of year	15,102,915	—	367,752,280	25,208	2,063,605,862	268,214	5,314,327

Net assets end of year	$27,390,459	$143,060	$301,649,568	$1,510,825	$2,302,485,746	$10,669,707	$43,080,654

Contract unit transactions
Units outstanding at beginning of year	1,346,515	—	16,855,845	883	68,076,635	9,222	521,154
Units issued	1,554,396	15,917	2,245,615	67,703	25,811,100	463,091	5,755,927
Units redeemed	(317,574)	(2,636)	(3,785,521)	(10,314)	(16,571,405)	(115,205)	(1,756,117)
Units outstanding at end of year	2,583,337	13,281	15,315,939	58,272	77,316,330	357,108	4,520,964

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
Operations
Net investment income (loss)	$(5,143)	$(806,594)	$(2,669)	$(222,851)	$(2,326)	$(12,850,418)	$69,022
Net realized gain (loss) on investments	6,013	(965,686)	757	(291,144)	(4,276)	206,242,207	336,245
Net change in unrealized appreciation
(depreciation) on investments	(59,918)	(14,647,902)	(119,292)	(3,248,272)	(96,739)	(523,809,041)	(1,667,197)
Net change in net assets
from operations	(59,048)	(16,420,182)	(121,204)	(3,762,267)	(103,341)	(330,417,252)	(1,261,930)

Contract transactions
Purchase payments	1,872,782	20,236,444	1,363,634	15,380,142	1,172,335	194,331,198	8,338,370
Surrenders and terminations	(55,142)	(3,274,509)	(6,068)	(687,069)	(1,078)	(164,194,662)	(38,062)
Transfers between Investment Divisions	32,044	114,030,465	105,610	16,013,385	25,217	(80,109,902)	1,033,933
Contract owner charges	(9,524)	(646,463)	(4,642)	(163,446)	(3,316)	(28,314,801)	(36,146)
Net change in net assets
from contract transactions	1,840,160	130,345,937	1,458,534	30,543,012	1,193,158	(78,288,167)	9,298,095

Net change in net assets	1,781,112	113,925,755	1,337,330	26,780,745	1,089,817	(408,705,419)	8,036,165

Net assets beginning of year	74,449	16,352,397	9,162	5,581,927	11,561	2,658,629,272	470,097

Net assets end of year	$1,855,561	$130,278,152	$1,346,492	$32,362,672	$1,101,378	$2,249,923,853	$8,506,262

Contract unit transactions
Units outstanding at beginning of year	7,279	1,527,622	854	523,410	1,083	76,477,220	10,572
Units issued	216,388	15,882,339	130,263	3,730,726	120,681	13,169,005	235,893
Units redeemed	(31,080)	(4,897,817)	(3,862)	(837,338)	(6,999)	(15,693,443)	(27,716)
Units outstanding at end of year	192,587	12,512,144	127,255	3,416,798	114,765	73,952,782	218,749

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Operations
Net investment income (loss)	$1,378,657	$(9,622,203)	$64,975	$1,105,914	$11,001	$(7,588,511)	$10,771
Net realized gain (loss) on investments	649,685,753	276,807,169	729,603	3,023,536	7,100	64,076,616	119,326
Net change in unrealized appreciation
(depreciation) on investments	(1,070,596,152)	(493,621,410)	(2,159,871)	(5,369,817)	(18,294)	(203,798,722)	(553,228)
Net change in net assets
from operations	(419,531,742)	(226,436,444)	(1,365,293)	(1,240,367)	(193)	(147,310,617)	(423,131)

Contract transactions
Purchase payments	606,056,928	153,181,102	7,524,136	8,045,436	590,820	34,293,633	2,327,738
Surrenders and terminations	(420,945,189)	(135,752,827)	(12,192)	(10,514,345)	(195)	(60,576,366)	(44,433)
Transfers between Investment Divisions	(52,273,363)	92,922,605	1,467,428	87,627,456	388,471	347,021,898	1,050,513
Contract owner charges	(74,519,824)	(21,133,951)	(31,090)	(213,697)	(2,074)	(11,203,864)	(12,591)
Net change in net assets
from contract transactions	58,318,552	89,216,929	8,948,282	84,944,850	977,022	309,535,301	3,321,227

Net change in net assets	(361,213,190)	(137,219,515)	7,582,989	83,704,483	976,829	162,224,684	2,898,096

Net assets beginning of year	6,699,233,085	1,942,541,407	369,025	76,455,919	21,847	774,964,137	159,730

Net assets end of year	$6,338,019,895	$1,805,321,892	$7,952,014	$160,160,402	$998,676	$937,188,821	$3,057,826

Contract unit transactions
Units outstanding at beginning of year	282,714,679	64,308,619	9,550	5,371,035	1,657	33,544,014	5,629
Units issued	57,059,086	17,493,012	234,871	9,218,757	89,640	21,028,680	130,200
Units redeemed	(55,653,374)	(15,450,111)	(14,335)	(3,500,840)	(18,328)	(8,098,845)	(11,584)
Units outstanding at end of year	284,120,391	66,351,520	230,086	11,088,952	72,969	46,473,849	124,245

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Morningstar Wide Moat Index Fund - Class A(a)	JNL/Morningstar Wide Moat Index Fund - Class I(a)	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
Operations
Net investment income (loss)	$(294,096)	$(91)	$(116,926)	$28,794	$5,815	$3,561,698	$23,903
Net realized gain (loss) on investments	(885,174)	(3)	(627,520)	14,767	(6)	(334,472)	(4,810)
Net change in unrealized appreciation
(depreciation) on investments	(7,379,382)	(8,601)	(1,514,391)	31,933	(5,362)	(27,634,446)	(38,567)
Net change in net assets
from operations	(8,558,652)	(8,695)	(2,258,837)	75,494	447	(24,407,220)	(19,474)

Contract transactions
Purchase payments	3,811,960	33,346	1,744,929	621,221	146,582	44,838,739	1,182,368
Surrenders and terminations	(1,084,418)	—	(1,250,527)	(2,058,929)	(3,258)	(42,303,885)	(31,080)
Transfers between Investment Divisions	89,411,714	84,607	2,701,798	1,448,160	28,008	(25,859,914)	102,530
Contract owner charges	(256,167)	—	(8,238)	(18,498)	(172)	(7,370,313)	(5,791)
Net change in net assets
from contract transactions	91,883,089	117,953	3,187,962	(8,046)	171,160	(30,695,373)	1,248,027

Net change in net assets	83,324,437	109,258	929,125	67,448	171,607	(55,102,593)	1,228,553

Net assets beginning of year	—	—	14,331,091	11,370,484	2,494	632,065,052	67,585

Net assets end of year	$83,324,437	$109,258	$15,260,216	$11,437,932	$174,101	$576,962,459	$1,296,138

Contract unit transactions
Units outstanding at beginning of year	—	—	2,154,456	1,143,513	250	55,475,240	5,419
Units issued	10,287,334	11,781	1,506,753	502,423	17,134	12,044,905	121,836
Units redeemed	(1,258,400)	—	(1,072,302)	(498,493)	(393)	(14,927,612)	(20,598)
Units outstanding at end of year	9,028,934	11,781	2,588,907	1,147,443	16,991	52,592,533	106,657

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I
Operations
Net investment income (loss)	$638,488	$4,441	$(415,036)	$(13,881,741)	$29,174	$(2,339,050)	$7,532
Net realized gain (loss) on investments	(397,426)	(281)	1,396,886	131,201,564	24,444	(324,910)	(2,353)
Net change in unrealized appreciation
(depreciation) on investments	(573,930)	(5,904)	(12,345,028)	(362,893,899)	(791,791)	380,326	32,068
Net change in net assets
from operations	(332,868)	(1,744)	(11,363,178)	(245,574,076)	(738,173)	(2,283,634)	37,247

Contract transactions
Purchase payments	2,201,258	147,581	7,856,828	107,650,933	5,030,723	86,904,855	5,130,942
Surrenders and terminations	(10,975,571)	(13,556)	(2,162,064)	(121,511,934)	(281,210)	(15,409,759)	(174,550)
Transfers between Investment Divisions	(747,158)	20,642	1,779,258	(97,647,727)	45,416	171,948,051	1,050,087
Contract owner charges	(54,396)	(923)	(17,989)	(21,213,245)	(27,221)	(2,777,566)	(23,614)
Net change in net assets
from contract transactions	(9,575,867)	153,744	7,456,033	(132,721,973)	4,767,708	240,665,581	5,982,865

Net change in net assets	(9,908,735)	152,000	(3,907,145)	(378,296,049)	4,029,535	238,381,947	6,020,112

Net assets beginning of year	74,883,245	5,819	36,375,746	1,818,557,373	187,802	128,039,807	523,732

Net assets end of year	$64,974,510	$157,819	$32,468,601	$1,440,261,324	$4,217,337	$366,421,754	$6,543,844

Contract unit transactions
Units outstanding at beginning of year	7,199,445	575	3,130,159	71,395,746	5,621	12,760,068	52,018
Units issued	948,074	20,631	2,928,444	11,821,357	172,415	33,789,785	767,955
Units redeemed	(1,853,317)	(6,030)	(2,420,984)	(17,482,413)	(31,480)	(9,498,194)	(168,478)
Units outstanding at end of year	6,294,202	15,176	3,637,619	65,734,690	146,556	37,051,659	651,495

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
Operations
Net investment income (loss)	$4,367,443	$17,308	$(7,736,179)	$14,372	$28,650,141	$139,680	$66,299,064
Net realized gain (loss) on investments	1,561,901	2,962	(33,601,122)	(1,769)	(3,955,013)	(32,692)	(765,453)
Net change in unrealized appreciation
(depreciation) on investments	(16,387,097)	(21,483)	2,363,116	(38,509)	(63,853,532)	(257,377)	(164,392,082)
Net change in net assets
from operations	(10,457,753)	(1,213)	(38,974,185)	(25,906)	(39,158,404)	(150,389)	(98,858,471)

Contract transactions
Purchase payments	24,974,111	628,645	49,301,980	1,716,850	128,450,942	4,883,208	79,759,165
Surrenders and terminations	(20,022,364)	(13,027)	(97,652,228)	(41,634)	(128,016,682)	(300,552)	(129,658,483)
Transfers between Investment Divisions	(16,602,859)	40,662	(43,555,404)	159,707	193,826,237	784,342	(144,829,352)
Contract owner charges	(2,410,805)	(1,306)	(12,666,334)	(8,744)	(15,266,431)	(14,846)	(16,376,892)
Net change in net assets
from contract transactions	(14,061,917)	654,974	(104,571,986)	1,826,179	178,994,066	5,352,152	(211,105,562)

Net change in net assets	(24,519,670)	653,761	(143,546,171)	1,800,273	139,835,662	5,201,763	(309,964,033)

Net assets beginning of year	287,431,472	41,954	1,114,819,487	92,411	1,362,837,477	105,439	1,640,329,640

Net assets end of year	$262,911,802	$695,715	$971,273,316	$1,892,684	$1,502,673,139	$5,307,202	$1,330,365,607

Contract unit transactions
Units outstanding at beginning of year	24,394,258	3,584	80,743,898	5,611	118,852,492	10,006	74,596,114
Units issued	8,836,023	71,617	11,885,782	144,868	50,160,265	649,686	12,836,543
Units redeemed	(10,029,465)	(14,120)	(19,887,190)	(31,544)	(35,030,148)	(161,586)	(23,020,474)
Units outstanding at end of year	23,200,816	61,081	72,742,490	118,935	133,982,609	498,106	64,412,183

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Operations
Net investment income (loss)	$123,799	$(2,618,283)	$10,409	$(6,570,152)	$9,950	$3,017,914	$50,926
Net realized gain (loss) on investments	(12,662)	59,185,730	76,263	135,917,993	200,532	(1,558,655)	(1,123)
Net change in unrealized appreciation
(depreciation) on investments	(252,111)	(177,504,461)	(357,640)	(271,756,852)	(560,867)	(9,211,850)	(42,999)
Net change in net assets
from operations	(140,974)	(120,937,014)	(270,968)	(142,409,011)	(350,385)	(7,752,591)	6,804

Contract transactions
Purchase payments	3,969,846	39,366,193	1,096,618	41,924,581	1,458,288	32,632,976	1,250,455
Surrenders and terminations	(65,305)	(36,172,138)	(7,844)	(47,160,457)	(15,484)	(20,956,538)	(11,730)
Transfers between Investment Divisions	(1,308,453)	(43,213,187)	248,027	(145,184,864)	180,770	5,235,753	993,218
Contract owner charges	(9,118)	(6,126,649)	(5,417)	(9,859,744)	(11,619)	(3,040,836)	(4,316)
Net change in net assets
from contract transactions	2,586,970	(46,145,781)	1,331,384	(160,280,484)	1,611,955	13,871,355	2,227,627

Net change in net assets	2,445,996	(167,082,795)	1,060,416	(302,689,495)	1,261,570	6,118,764	2,234,431

Net assets beginning of year	150,326	611,521,462	45,706	817,667,573	133,502	297,882,198	118,756

Net assets end of year	$2,596,322	$444,438,667	$1,106,122	$514,978,078	$1,395,072	$304,000,962	$2,353,187

Contract unit transactions
Units outstanding at beginning of year	4,977	28,967,411	1,865	36,797,228	5,038	17,667,276	9,941
Units issued	155,339	5,406,233	75,655	9,762,991	72,810	6,413,976	219,693
Units redeemed	(68,180)	(7,744,586)	(20,794)	(17,206,174)	(11,696)	(5,610,796)	(59,837)
Units outstanding at end of year	92,136	26,629,058	56,726	29,354,045	66,152	18,470,456	169,797

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I(a)	JNL/RAFI Fundamental Europe Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I(a)
Operations
Net investment income (loss)	$324,094	$1,959	$7,270,709	$1,973	$6,989,769	$1,033
Net realized gain (loss) on investments	9,928,131	(831)	9,640,711	170	(985,142)	(260)
Net change in unrealized appreciation
(depreciation) on investments	(40,608,483)	(34,549)	(57,896,450)	(7,942)	(72,322,371)	(7,163)
Net change in net assets
from operations	(30,356,258)	(33,421)	(40,985,030)	(5,799)	(66,317,744)	(6,390)

Contract transactions
Purchase payments	9,549,358	218,181	15,831,926	151,342	22,129,155	167,037
Surrenders and terminations	(15,348,385)	—	(16,427,422)	—	(24,857,982)	—
Transfers between Investment Divisions	(12,795,358)	107,432	(41,979,293)	3,166	(58,690,843)	33,452
Contract owner charges	(2,103,184)	(896)	(2,974,469)	(10)	(4,633,344)	(109)
Net change in net assets
from contract transactions	(20,697,569)	324,717	(45,549,258)	154,498	(66,053,014)	200,380

Net change in net assets	(51,053,827)	291,296	(86,534,288)	148,699	(132,370,758)	193,990

Net assets beginning of year	216,681,432	—	295,471,758	—	451,987,036	—

Net assets end of year	$165,627,605	$291,296	$208,937,470	$148,699	$319,616,278	$193,990

Contract unit transactions
Units outstanding at beginning of year	6,122,011	—	13,737,130	—	27,300,462	—
Units issued	886,873	7,240	2,243,145	7,834	4,331,699	18,907
Units redeemed	(1,510,381)	(772)	(4,577,692)	(577)	(8,737,855)	(6,513)
Units outstanding at end of year	5,498,503	6,468	11,402,583	7,257	22,894,306	12,394

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I
Operations
Net investment income (loss)	$(85,753,482)	$(15,390)	$(5,184,736)	$31,668
Net realized gain (loss) on investments	271,303,423	16,516	74,588,587	171,101
Net change in unrealized appreciation
(depreciation) on investments	(614,180,134)	(519,357)	(102,666,523)	(382,148)
Net change in net assets
from operations	(428,630,193)	(518,231)	(33,262,672)	(179,379)

Contract transactions
Purchase payments	229,764,017	5,017,398	45,270,775	3,005,036
Surrenders and terminations	(450,108,870)	(44,933)	(65,764,991)	(139,853)
Transfers between Investment Divisions	(445,764,202)	384,893	(103,142,339)	242,856
Contract owner charges	(71,072,581)	(31,946)	(10,932,418)	(3,340)
Net change in net assets
from contract transactions	(737,181,636)	5,325,412	(134,568,973)	3,104,699

Net change in net assets	(1,165,811,829)	4,807,181	(167,831,645)	2,925,320

Net assets beginning of year	6,613,163,114	825,623	1,019,413,787	8,779

Net assets end of year	$5,447,351,285	$5,632,804	$851,582,142	$2,934,099

Contract unit transactions
Units outstanding at beginning of year	283,160,151	40,479	39,757,445	293
Units issued	22,796,521	282,821	5,321,012	161,222
Units redeemed	(54,140,532)	(35,342)	(10,555,337)	(60,799)
Units outstanding at end of year	251,816,140	287,958	34,523,120	100,716

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$47,463,425	$155,673	$1,868,478	$44,477	$1,037,725	$66,831	$(29,623,531)
Net realized gain (loss) on investments	306,892,331	423,622	386,177	(10,928)	35,376,251	165,709	109,155,902
Net change in unrealized appreciation
(depreciation) on investments	(553,761,239)	(896,115)	(9,744,478)	(138,622)	(87,556,436)	(593,404)	(241,732,669)
Net change in net assets
from operations	(199,405,483)	(316,820)	(7,489,823)	(105,073)	(51,142,460)	(360,864)	(162,200,298)

Contract transactions
Purchase payments	126,358,724	4,167,441	4,753,471	814,994	34,875,968	3,955,712	104,661,266
Surrenders and terminations	(220,575,297)	(19,115)	(1,632,425)	(11,509)	(55,222,841)	(141,459)	(151,381,426)
Transfers between Investment Divisions	(269,757,434)	1,192,676	1,607,081	28,662	(22,902,684)	65,088	18,707,410
Contract owner charges	(36,885,769)	(17,961)	(26,990)	(3,952)	(8,943,939)	(4,981)	(26,397,647)
Net change in net assets
from contract transactions	(400,859,776)	5,323,041	4,701,137	828,195	(52,193,496)	3,874,360	(54,410,397)

Net change in net assets	(600,265,259)	5,006,221	(2,788,686)	723,122	(103,335,956)	3,513,496	(216,610,695)

Net assets beginning of year	3,380,007,757	201,792	43,562,655	—	774,040,540	—	2,070,472,910

Net assets end of year	$2,779,742,498	$5,208,013	$40,773,969	$723,122	$670,704,584	$3,513,496	$1,853,862,215

Contract unit transactions
Units outstanding at beginning of year	146,995,458	7,473	3,376,458	—	33,574,688	—	79,921,302
Units issued	14,159,442	233,504	1,437,486	84,439	6,571,145	220,399	11,248,428
Units redeemed	(32,033,716)	(34,555)	(1,028,273)	(10,147)	(8,885,086)	(82,161)	(13,606,020)
Units outstanding at end of year	129,121,184	206,422	3,785,671	74,292	31,260,747	138,238	77,563,710

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Aggressive Growth Fund - Class I	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(13,354)	$(18,000,757)	$(1,212)	$(73,645,310)	$(11,265)	$(41,020,248)	$(2,625)
Net realized gain (loss) on investments	(8,980)	41,756,440	(13,756)	283,824,262	(25,068)	106,430,582	1,682
Net change in unrealized appreciation
(depreciation) on investments	(512,469)	(68,412,100)	(5,656)	(564,509,366)	(353,616)	(197,557,039)	(60,221)
Net change in net assets
from operations	(534,803)	(44,656,417)	(20,624)	(354,330,414)	(389,949)	(132,146,705)	(61,164)

Contract transactions
Purchase payments	5,360,309	37,109,325	1,380,581	159,272,643	4,486,022	75,270,684	2,546,484
Surrenders and terminations	(204)	(141,264,367)	(2,389)	(397,057,822)	(268)	(255,775,867)	(9,920)
Transfers between Investment Divisions	123,319	(74,120,012)	(792,306)	(61,408,695)	111,907	(68,150,691)	(126,828)
Contract owner charges	(32,068)	(16,450,541)	(869)	(65,175,532)	(28,124)	(37,710,148)	(3,839)
Net change in net assets
from contract transactions	5,451,356	(194,725,595)	585,017	(364,369,406)	4,569,537	(286,366,022)	2,405,897

Net change in net assets	4,916,553	(239,382,012)	564,393	(718,699,820)	4,179,588	(418,512,727)	2,344,733

Net assets beginning of year	54,341	1,354,151,012	—	5,274,868,860	244,644	3,023,011,930	112,092

Net assets end of year	$4,970,894	$1,114,769,000	$564,393	$4,556,169,040	$4,424,232	$2,604,499,203	$2,456,825

Contract unit transactions
Units outstanding at beginning of year	2,447	93,795,859	—	207,661,958	12,980	179,027,790	7,268
Units issued	244,557	13,763,686	246,079	20,949,890	279,640	14,039,277	169,569
Units redeemed	(10,414)	(27,660,260)	(202,849)	(35,887,614)	(42,793)	(31,431,533)	(11,562)
Units outstanding at end of year	236,590	79,899,285	43,230	192,724,234	249,827	161,635,534	165,275

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A
Operations
Net investment income (loss)	$(80,729,240)	$(17,149)	$568,941	$6,246	$(782,314)	$8,575	$(434,538)
Net realized gain (loss) on investments	265,687,080	1,000	10,917,817	(463)	25,451,186	24,110	814,335
Net change in unrealized appreciation
(depreciation) on investments	(520,963,110)	(320,102)	(48,898,568)	(60,272)	(76,500,232)	(96,548)	(939,582)
Net change in net assets
from operations	(336,005,270)	(336,251)	(37,411,810)	(54,489)	(51,831,360)	(63,863)	(559,785)

Contract transactions
Purchase payments	123,098,054	4,464,020	12,233,515	374,298	16,369,375	492,739	3,335,913
Surrenders and terminations	(485,914,131)	(12,200)	(11,679,068)	(318)	(33,395,278)	(2,803)	(5,131,025)
Transfers between Investment Divisions	(63,836,897)	2,535,513	(56,182,499)	31,506	(45,810,361)	9,150	(3,109,003)
Contract owner charges	(73,036,490)	(9,105)	(2,507,907)	(1,446)	(5,341,901)	(2,079)	(20,265)
Net change in net assets
from contract transactions	(499,689,464)	6,978,228	(58,135,959)	404,040	(68,178,165)	497,007	(4,924,380)

Net change in net assets	(835,694,734)	6,641,977	(95,547,769)	349,551	(120,009,525)	433,144	(5,484,165)

Net assets beginning of year	5,895,637,141	845,132	290,522,755	7,228	491,374,529	19,944	46,171,024

Net assets end of year	$5,059,942,407	$7,487,109	$194,974,986	$356,779	$371,365,004	$453,088	$40,686,859

Contract unit transactions
Units outstanding at beginning of year	259,602,966	48,185	22,642,655	533	23,711,124	822	4,712,628
Units issued	21,420,643	297,509	2,645,740	31,889	3,412,501	21,041	730,551
Units redeemed	(44,133,003)	(2,319)	(7,141,344)	(1,336)	(6,728,133)	(427)	(1,241,510)
Units outstanding at end of year	236,890,606	343,375	18,147,051	31,086	20,395,492	21,436	4,201,669

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
Operations
Net investment income (loss)	$(14,988,631)	$73,062	$(76,909,517)	$(1,207)	$(3,206,173)	$(67,886,409)	$(35,735)
Net realized gain (loss) on investments	111,583,790	493,917	951,816,052	1,936,594	3,089,656	533,385,800	922,628
Net change in unrealized appreciation
(depreciation) on investments	(143,723,041)	(1,101,444)	(1,059,333,484)	(4,190,748)	(43,763,321)	(642,471,960)	(2,233,118)
Net change in net assets
from operations	(47,127,882)	(534,465)	(184,426,949)	(2,255,361)	(43,879,838)	(176,972,569)	(1,346,225)

Contract transactions
Purchase payments	552,258,033	19,154,620	585,686,594	20,544,416	7,775,001	383,714,516	14,037,577
Surrenders and terminations	(147,868,208)	(104,643)	(384,400,454)	(177,898)	(39,992,971)	(324,095,073)	(337,059)
Transfers between Investment Divisions	562,152,462	1,190,222	88,968,209	2,217,628	346,051,896	(23,690,087)	1,616,144
Contract owner charges	(18,286,048)	(70,037)	(64,424,089)	(84,685)	(200,583)	(59,667,090)	(63,577)
Net change in net assets
from contract transactions	948,256,239	20,170,162	225,830,260	22,499,461	313,633,343	(23,737,734)	15,253,085

Net change in net assets	901,128,357	19,635,697	41,403,311	20,244,100	269,753,505	(200,710,303)	13,906,860

Net assets beginning of year	2,095,782,445	787,554	5,403,324,860	889,203	183,701,456	4,606,566,954	1,011,396

Net assets end of year	$2,996,910,802	$20,423,251	$5,444,728,171	$21,133,303	$453,454,961	$4,405,856,651	$14,918,256

Contract unit transactions
Units outstanding at beginning of year	144,828,634	55,062	74,379,591	8,536	16,046,156	43,053,674	6,548
Units issued	89,588,258	1,691,544	17,061,533	256,904	33,778,755	7,468,934	105,466
Units redeemed	(25,320,404)	(334,817)	(14,870,494)	(53,332)	(6,766,794)	(7,947,906)	(11,303)
Units outstanding at end of year	209,096,488	1,411,789	76,570,630	212,108	43,058,117	42,574,702	100,711

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$598,702	$40,658	$(3,547,761)	$74,464	$(221,498)	$1,789	$2,023,086
Net realized gain (loss) on investments	(3,985,775)	(4,060)	234,262,981	580,577	3,649,217	26,206	(1,551,000)
Net change in unrealized appreciation
(depreciation) on investments	1,306,462	(4,288)	(429,177,917)	(1,236,626)	(5,720,517)	(62,714)	(9,000,467)
Net change in net assets
from operations	(2,080,611)	32,310	(198,462,697)	(581,585)	(2,292,798)	(34,719)	(8,528,381)

Contract transactions
Purchase payments	76,761,223	3,168,347	112,498,904	5,513,645	3,183,257	366,624	3,427,826
Surrenders and terminations	(99,309,731)	(41,832)	(129,254,128)	(103,658)	(1,970,244)	—	(4,519,802)
Transfers between Investment Divisions	122,203,183	210,353	(85,596,662)	1,143,416	(95,063)	44,094	(481,118)
Contract owner charges	(9,802,094)	(12,580)	(19,452,996)	(32,295)	(24,266)	(1,416)	(44,454)
Net change in net assets
from contract transactions	89,852,581	3,324,288	(121,804,882)	6,521,108	1,093,684	409,302	(1,617,548)

Net change in net assets	87,771,970	3,356,598	(320,267,579)	5,939,523	(1,199,114)	374,583	(10,145,929)

Net assets beginning of year	936,682,070	192,225	1,950,172,150	437,733	23,511,725	—	56,368,898

Net assets end of year	$1,024,454,040	$3,548,823	$1,629,904,571	$6,377,256	$22,312,611	$374,583	$46,222,969

Contract unit transactions
Units outstanding at beginning of year	90,717,946	15,533	61,796,532	10,530	1,601,177	—	10,585,862
Units issued	40,415,705	369,541	9,528,279	199,810	484,242	27,437	2,839,238
Units redeemed	(31,957,242)	(100,543)	(13,711,042)	(37,847)	(408,250)	(220)	(3,055,994)
Units outstanding at end of year	99,176,409	284,531	57,613,769	172,493	1,677,169	27,217	10,369,106

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(2,355,366)	$(10,189)	$(1,165,867)	$(7,028)	$(521,953)	$(2,983)	$(2,288,329)
Net realized gain (loss) on investments	1,921,001	(2,167)	39,406	(2,945)	11,890	1,145	(838,823)
Net change in unrealized appreciation
(depreciation) on investments	(19,013,451)	(412,420)	(9,752,496)	(185,959)	887,759	22,504	(21,491,842)
Net change in net assets
from operations	(19,447,816)	(424,776)	(10,878,957)	(195,932)	377,696	20,666	(24,618,994)

Contract transactions
Purchase payments	83,859,709	4,626,039	57,623,118	2,617,316	23,168,306	1,233,179	115,689,578
Surrenders and terminations	(9,300,815)	(22,661)	(3,843,247)	(5,762)	(3,092,013)	(6,844)	(7,307,725)
Transfers between Investment Divisions	131,427,252	808,010	72,902,904	363,439	31,582,404	(47,816)	108,005,679
Contract owner charges	(1,975,027)	(20,318)	(934,938)	(12,214)	(436,543)	(4,529)	(2,011,455)
Net change in net assets
from contract transactions	204,011,119	5,391,070	125,747,837	2,962,779	51,222,154	1,173,990	214,376,077

Net change in net assets	184,563,303	4,966,294	114,868,880	2,766,847	51,599,850	1,194,656	189,757,083

Net assets beginning of year	66,403,628	112,775	24,477,111	280,425	11,762,694	15,233	39,622,993

Net assets end of year	$250,966,931	$5,079,069	$139,345,991	$3,047,272	$63,362,544	$1,209,889	$229,380,076

Contract unit transactions
Units outstanding at beginning of year	6,139,414	10,435	2,304,270	26,264	1,176,519	1,516	3,789,524
Units issued	24,259,909	527,276	14,288,513	292,163	7,109,948	139,185	24,715,274
Units redeemed	(6,461,445)	(58,562)	(2,385,624)	(12,873)	(1,922,020)	(21,171)	(4,363,447)
Units outstanding at end of year	23,937,878	479,149	14,207,159	305,554	6,364,447	119,530	24,141,351

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(25,232)	$(4,797,057)	$(15,216)	$(2,862,066)	$(12,687)	$(1,123,012)	$(15,376)
Net realized gain (loss) on investments	5,246	(7,661,690)	(58,867)	(4,273,849)	(44,059)	(208,228)	(9,834)
Net change in unrealized appreciation
(depreciation) on investments	(825,880)	(73,552,702)	(908,551)	(33,555,031)	(608,445)	(5,381,401)	(236,118)
Net change in net assets
from operations	(845,866)	(86,011,449)	(982,634)	(40,690,946)	(665,191)	(6,712,641)	(261,328)

Contract transactions
Purchase payments	9,470,272	116,209,836	6,754,892	66,093,622	4,903,381	69,309,901	6,021,986
Surrenders and terminations	(7,836)	(15,075,169)	(9,292)	(9,660,287)	(51,076)	(6,552,959)	(58,187)
Transfers between Investment Divisions	(41,924)	327,956,800	(190,856)	75,359,596	81,742	46,824,679	322,402
Contract owner charges	(49,855)	(3,977,222)	(27,536)	(2,120,150)	(24,553)	(757,194)	(19,690)
Net change in net assets
from contract transactions	9,370,657	425,114,245	6,527,208	129,672,781	4,909,494	108,824,427	6,266,511

Net change in net assets	8,524,791	339,102,796	5,544,574	88,981,835	4,244,303	102,111,786	6,005,183

Net assets beginning of year	801,408	73,360,180	208,805	114,722,599	188,784	28,653,159	135,297

Net assets end of year	$9,326,199	$412,462,976	$5,753,379	$203,704,434	$4,433,087	$130,764,945	$6,140,480

Contract unit transactions
Units outstanding at beginning of year	76,341	7,020,737	20,218	10,964,887	18,087	2,810,234	13,228
Units issued	951,283	53,658,587	775,061	19,909,290	593,790	14,055,127	709,723
Units redeemed	(62,695)	(14,610,625)	(154,455)	(7,651,551)	(111,723)	(3,252,358)	(94,197)
Units outstanding at end of year	964,929	46,068,699	640,824	23,222,626	500,154	13,613,003	628,754

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
Operations
Net investment income (loss)	$(1,725,830)	$(20,511)	$(2,223,804)	$(7,698)	$(2,199,002)	$(12,433)	$(414,832)
Net realized gain (loss) on investments	(175,677)	(5,562)	(1,585,024)	615	189,476	17,031	2,432,237
Net change in unrealized appreciation
(depreciation) on investments	(13,234,021)	(524,297)	(45,269,434)	(558,279)	(21,224,545)	(543,598)	(6,891,761)
Net change in net assets
from operations	(15,135,528)	(550,370)	(49,078,262)	(565,362)	(23,234,071)	(539,000)	(4,874,356)

Contract transactions
Purchase payments	112,962,139	8,737,363	67,579,962	3,530,166	99,406,811	5,183,740	6,963,486
Surrenders and terminations	(3,478,055)	(22,325)	(8,944,233)	(18,663)	(7,777,968)	(57,122)	(2,022,145)
Transfers between Investment Divisions	61,381,686	8,661	190,334,726	174,483	122,635,119	298,160	27,878,636
Contract owner charges	(1,408,871)	(40,141)	(1,898,989)	(16,997)	(1,892,457)	(29,142)	(87,647)
Net change in net assets
from contract transactions	169,456,899	8,683,558	247,071,466	3,668,989	212,371,505	5,395,636	32,732,330

Net change in net assets	154,321,371	8,133,188	197,993,204	3,103,627	189,137,434	4,856,636	27,857,974

Net assets beginning of year	45,148,961	339,990	52,017,854	97,791	47,661,113	101,928	31,124,258

Net assets end of year	$199,470,332	$8,473,178	$250,011,058	$3,201,418	$236,798,547	$4,958,564	$58,982,232

Contract unit transactions
Units outstanding at beginning of year	4,368,175	32,793	4,845,919	9,108	4,456,663	9,519	2,236,760
Units issued	19,347,358	929,063	27,588,558	357,482	23,514,225	591,092	3,512,591
Units redeemed	(2,828,848)	(87,864)	(6,815,048)	(42,733)	(4,155,812)	(109,087)	(1,063,128)
Units outstanding at end of year	20,886,685	873,992	25,619,429	323,857	23,815,076	491,524	4,686,223

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I
Operations
Net investment income (loss)	$3,964	$(89,797)	$1,916	$21,606,161	$209,867	$(2,548,624)	$69,902
Net realized gain (loss) on investments	32,482	644,480	11,531	440,478,667	501,901	—	—
Net change in unrealized appreciation
(depreciation) on investments	(191,932)	(394,307)	(8,397)	(808,120,732)	(1,347,031)	—	—
Net change in net assets
from operations	(155,486)	160,376	5,050	(346,035,904)	(635,263)	(2,548,624)	69,902

Contract transactions
Purchase payments	1,304,431	1,960,384	196,524	726,636,439	16,766,563	348,242,786	25,047,391
Surrenders and terminations	(27,953)	(781,590)	(8,230)	(509,186,621)	(179,834)	(420,961,355)	(1,330,894)
Transfers between Investment Divisions	472,832	19,833,116	88,701	(138,544,698)	(2,370,773)	317,892,022	(12,407,425)
Contract owner charges	(6,448)	(25,155)	(1,359)	(84,529,263)	(56,584)	(13,896,155)	(64,740)
Net change in net assets
from contract transactions	1,742,862	20,986,755	275,636	(5,624,143)	14,159,372	231,277,298	11,244,332

Net change in net assets	1,587,376	21,147,131	280,686	(351,660,047)	13,524,109	228,728,674	11,314,234

Net assets beginning of year	26,374	4,476,286	4,661	7,348,459,381	1,108,819	1,125,631,375	882,968

Net assets end of year	$1,613,750	$25,623,417	$285,347	$6,996,799,334	$14,632,928	$1,354,360,049	$12,197,202

Contract unit transactions
Units outstanding at beginning of year	1,826	447,277	466	151,819,246	16,172	95,348,129	53,144
Units issued	125,973	2,594,616	29,363	23,312,279	264,357	129,011,499	2,024,083
Units redeemed	(6,278)	(559,688)	(2,614)	(24,084,884)	(57,243)	(110,372,858)	(1,335,407)
Units outstanding at end of year	121,521	2,482,205	27,215	151,046,641	223,286	113,986,770	741,820

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/MC 10 x 10 Fund - Class A
Operations
Net investment income (loss)	$2,322,529	$19,158	$(23,023)	$(480,554)	$1,278,176	$4,523	$(6,107,666)
Net realized gain (loss) on investments	108,144,249	126,827	7,214	(440,911)	83,819	(356)	25,901,630
Net change in unrealized appreciation
(depreciation) on investments	(195,066,910)	(271,011)	(2,225,706)	(300,964)	(4,395,779)	(8,706)	(61,227,040)
Net change in net assets
from operations	(84,600,132)	(125,026)	(2,241,515)	(1,222,429)	(3,033,784)	(4,539)	(41,433,076)

Contract transactions
Purchase payments	35,581,827	980,788	1,127,591	1,623,377	902,510	76,800	15,761,146
Surrenders and terminations	(53,465,962)	(86,662)	(1,939,880)	(4,350,609)	(2,355,242)	(4,024)	(34,009,754)
Transfers between Investment Divisions	(31,187,013)	217,904	(2,867,100)	(3,741,649)	(3,585,740)	3	(18,861,481)
Contract owner charges	(8,680,729)	(6,729)	(14,766)	(28,634)	(11,607)	(172)	(5,251,484)
Net change in net assets
from contract transactions	(57,751,877)	1,105,301	(3,694,155)	(6,497,515)	(5,050,079)	72,607	(42,361,573)

Net change in net assets	(142,352,009)	980,275	(5,935,670)	(7,719,944)	(8,083,863)	68,068	(83,794,649)

Net assets beginning of year	784,224,180	101,843	30,663,596	48,751,551	32,209,622	—	453,059,489

Net assets end of year	$641,872,171	$1,082,118	$24,727,926	$41,031,607	$24,125,759	$68,068	$369,264,840

Contract unit transactions
Units outstanding at beginning of year	20,572,489	2,088	2,683,687	4,784,271	2,052,781	—	28,791,647
Units issued	2,447,403	25,016	397,617	618,700	274,177	6,094	3,441,722
Units redeemed	(4,032,729)	(2,026)	(733,008)	(1,263,564)	(612,967)	(358)	(6,185,691)
Units outstanding at end of year	18,987,163	25,078	2,348,296	4,139,407	1,713,991	5,736	26,047,678

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC 10 x 10 Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A	JNL/PPM America Long Short Credit Fund - Class I
Operations
Net investment income (loss)	$(2)	$275,842	$1,098
Net realized gain (loss) on investments	—	(214,220)	(30)
Net change in unrealized appreciation
(depreciation) on investments	(365)	(659,818)	(3,261)
Net change in net assets
from operations	(367)	(598,196)	(2,193)

Contract transactions
Purchase payments	—	1,172,114	36,927
Surrenders and terminations	—	(1,477,756)	—
Transfers between Investment Divisions	10,000	2,631,562	39,692
Contract owner charges	—	(16,528)	(85)
Net change in net assets
from contract transactions	10,000	2,309,392	76,534

Net change in net assets	9,633	1,711,196	74,341

Net assets beginning of year	—	13,902,412	2,513

Net assets end of year	$9,633	$15,613,608	$76,854

Contract unit transactions
Units outstanding at beginning of year	—	1,309,772	282
Units issued	596	662,847	8,693
Units redeemed	—	(441,972)	(105)
Units outstanding at end of year	596	1,530,647	8,870

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2019	1,427,117	88,415	0.00	12.689275	22.15	3.15	19.073887	26.05	0.00
12/31/2018	1,255,546	96,925	0.00	10.388230	(13.26)	3.15	15.131591	(10.47)	0.00
12/31/2017	1,436,564	98,148	0.00	11.975808	17.65	3.15	16.901066	13.65 ‡	0.00
12/31/2016	833,491	68,990	0.00	10.178918	4.74	3.15	13.512866	1.34 ‡	0.30
12/31/2015	713,547	63,022	2.53	9.717960	(5.65)	3.15	12.316525	(3.12)	0.50
JNL Aggressive Growth Allocation Fund - Class I
12/31/2019	8,118	525	0.00	14.574877	25.80	0.45	14.607927	25.93	0.35
12/31/2018	3,716	307	0.00	11.585525	(10.56)	0.45	11.600188	(10.47)	0.35
12/31/2017+	266	21	0.00	12.953324	4.89 ‡	0.45	12.956691	4.91 ‡	0.35
JNL Conservative Allocation Fund - Class A
12/31/2019	427,061	34,935	0.00	11.007148	1.20 ‡	2.50	13.412056	12.46	0.00
12/31/2018	322,079	29,229	0.00	10.108732	(4.10)‡	2.40	11.926441	(3.12)	0.00
12/31/2017	237,629	20,582	0.00	10.752382	0.40 ‡	2.30	12.310832	7.24 ‡	0.00
12/31/2016	136,744	12,640	0.00	10.729749	3.18	1.25	10.941929	3.59	0.85
12/31/2015	122,256	11,686	1.17	10.399287	(2.92)	1.25	10.562722	(2.54)	0.85
JNL Conservative Allocation Fund - Class I
12/31/2019	3,153	245	0.00	12.857867	12.16	0.45	12.887404	12.27	0.35
12/31/2018	357	31	0.00	11.464191	(3.22)	0.45	11.479042	(3.12)	0.35
12/31/2017+	6	1	0.00	11.846061	1.33 ‡	0.45	11.849203	1.36 ‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2019	2,261,023	134,805	0.00	13.215952	19.85	3.15	19.864082	23.68	0.00
12/31/2018	2,011,398	146,725	0.00	11.026831	(11.90)	3.15	16.060585	(9.07)	0.00
12/31/2017	2,347,217	153,866	0.00	12.516462	14.97	3.15	17.662733	11.88 ‡	0.00
12/31/2016	1,731,174	133,729	0.00	10.886540	4.21	3.15	14.451110	1.07 ‡	0.30
12/31/2015	1,604,573	131,660	2.53	10.447161	(5.03)	3.15	13.239659	(2.49)	0.50
JNL Growth Allocation Fund - Class I
12/31/2019	11,609	703	0.00	15.182553	23.43	0.45	15.217028	23.56	0.35
12/31/2018	5,906	446	0.00	12.300179	(9.25)	0.45	12.315780	(9.16)	0.35
12/31/2017+	621	46	0.00	13.553626	4.42 ‡	0.45	13.557188	4.45 ‡	0.35
JNL Institutional Alt 100 Fund - Class A
12/31/2019	200,084	18,449	0.00	10.653527	9.79	1.25	11.758944	11.17	0.00
12/31/2018	230,161	23,363	0.00	9.703936	(7.00)	1.25	10.577769	(5.82)	0.00
12/31/2017	315,316	29,831	0.00	10.434100	3.73	1.25	11.231625	4.62 ‡	0.00
12/31/2016	366,874	36,086	0.00	10.059053	(1.14)	1.25	10.257705	(0.75)	0.85
12/31/2015	445,497	43,427	1.15	10.175192	(2.93)	1.25	10.334826	(2.54)	0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - September 25, 2017; JNL Conservative Allocation Fund - Class I - September 25, 2017; JNL Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL Institutional Alt 25 Fund - Class A
12/31/2019	2,536,214	123,925	0.00	15.592728	13.91	3.90	22.956716	18.08	0.30
12/31/2018	2,509,524	143,488	0.00	13.688783	(9.20)‡	3.90	19.440922	(7.19)	0.30
12/31/2017	3,152,199	165,657	0.00	16.460960	10.90	3.06	20.947708	13.99	0.30
12/31/2016	1,429,520	84,713	0.00	14.843447	2.85	3.06	18.376634	0.73 ‡	0.30
12/31/2015	1,536,306	95,281	2.29	14.432161	(5.18)	3.06	16.580846	(3.21)	1.00
JNL Institutional Alt 25 Fund - Class I
12/31/2019	955	52	0.00	18.743715	18.28	0.45	18.786542	18.39	0.35
12/31/2018	505	32	0.00	15.847533	(7.04)	0.45	15.867853	(6.94)	0.35
12/31/2017+	113	7	0.00	17.047228	3.69 ‡	0.45	17.051937	3.72 ‡	0.35
JNL Institutional Alt 50 Fund - Class A
12/31/2019	2,124,644	108,836	0.00	15.342304	11.29	3.61	22.606395	15.38	0.00
12/31/2018	2,190,407	127,971	0.00	13.786039	(9.54)	3.61	19.593026	(4.40)‡	0.00
12/31/2017	2,775,883	150,330	0.00	15.239207	6.61	3.61	20.346990	10.19	0.30
12/31/2016	2,464,155	145,767	0.00	14.293740	0.42	3.61	18.465077	(0.28)‡	0.30
12/31/2015	2,748,451	167,003	2.24	14.234202	(5.53)	3.61	16.970733	(3.03)	1.00
JNL Institutional Alt 50 Fund - Class I
12/31/2019	1,198	63	0.00	18.461104	15.17	0.45	18.501454	15.28	0.35
12/31/2018	1,024	63	0.00	16.030044	(6.37)	0.45	16.049022	(6.28)	0.35
12/31/2017+	115	7	0.00	17.121016	3.14 ‡	0.45	17.124068	3.16 ‡	0.35
JNL iShares Tactical Growth Fund - Class A
12/31/2019	227,774	13,160	1.70	15.103382	16.26 ‡	2.80	18.844841	21.65	0.00
12/31/2018	181,417	12,582	1.35	13.544098	(11.27)‡	1.95	15.490647	(9.12)	0.00
12/31/2017	199,077	12,407	1.30	15.835235	17.87	1.25	17.045925	17.90 ‡	0.00
12/31/2016	159,685	11,759	1.31	13.434597	7.14	1.25	13.700231	7.57	0.85
12/31/2015	134,332	10,622	1.17	12.539343	(1.24)	1.25	12.736376	(0.84)	0.85
JNL iShares Tactical Growth Fund - Class I
12/31/2019	3,075	192	1.94	15.853401	21.47	0.45	15.888917	21.59	0.35
12/31/2018	2,307	175	3.14	13.051448	(9.26)	0.45	13.067613	(9.17)	0.35
12/31/2017+	27	2	0.00	14.383543	6.31 ‡	0.45	14.386886	6.33 ‡	0.35
JNL iShares Tactical Moderate Fund - Class A
12/31/2019	139,383	10,388	2.01	12.105596	11.52	2.53	14.787860	14.38	0.00
12/31/2018	116,203	9,666	1.58	10.855338	(7.14)‡	2.53	12.929021	(5.35)	0.00
12/31/2017	121,843	9,487	1.50	12.689883	10.07	1.25	13.660083	10.66 ‡	0.00
12/31/2016	102,352	8,798	1.33	11.528576	4.26	1.25	11.756542	4.68	0.85
12/31/2015	75,313	6,767	1.24	11.057208	(0.97)	1.25	11.230964	(0.57)	0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - September 25, 2017; JNL Institutional Alt 50 Fund - Class I - September 25, 2017; JNL iShares Tactical Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL iShares Tactical Moderate Fund - Class I
12/31/2019	1,911	141	2.55	13.281181	14.22		0.45	13.315026	14.34	0.35
12/31/2018	1,110	93	2.46	11.627573	(5.51)		0.45	11.645547	(5.39)	0.35
12/31/2017+	—	—	0.00	12.308784	3.61	‡	0.45	12.308784	3.61 ‡	0.35
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2019	264,879	16,950	1.93	14.231149	13.80	‡	2.25	17.001281	18.06	0.00
12/31/2018	230,256	17,200	1.56	12.590697	(5.44	)‡	1.95	14.400204	(7.28)	0.00
12/31/2017	263,017	18,007	1.45	14.427137	14.29		1.25	15.530128	14.57 ‡	0.00
12/31/2016	224,102	17,580	1.34	12.623278	5.72		1.25	12.872885	6.14	0.85
12/31/2015	175,370	14,575	1.11	11.940606	(1.09)		1.25	12.128231	(0.69)	0.85
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2019	3,340	223	2.36	14.834523	17.92		0.45	14.867550	18.04	0.35
12/31/2018	2,282	176	3.25	12.580051	(7.33)		0.45	12.595453	(7.23)	0.35
12/31/2017+	77	6	0.00	13.574664	4.90	‡	0.45	13.577627	4.93 ‡	0.35
JNL Moderate Allocation Fund - Class A
12/31/2019	563,413	40,186	0.00	12.727537	12.87		2.45	15.447353	15.67	0.00
12/31/2018	453,477	36,646	0.00	11.276696	(8.16	)‡	2.45	13.354971	(4.94)	0.00
12/31/2017	444,046	33,657	0.00	12.241175	1.73	‡	2.34	14.048872	9.48 ‡	0.00
12/31/2016	413,769	34,267	0.00	11.959560	3.91		1.25	12.196060	4.32	0.85
12/31/2015	398,190	34,343	1.57	11.509692	(2.56)		1.25	11.690572	(2.17)	0.85
JNL Moderate Allocation Fund - Class I
12/31/2019	5,883	402	0.00	14.410321	15.57		0.45	14.442979	15.69	0.35
12/31/2018	2,597	208	0.00	12.468441	(5.14)		0.45	12.484202	(5.04)	0.35
12/31/2017+	551	42	0.00	13.143749	2.21	‡	0.45	13.147136	2.23 ‡	0.35
JNL Moderate Growth Allocation Fund - Class A
12/31/2019	2,219,872	132,586	0.00	12.159564	15.19		3.70	19.626383	19.53	0.00
12/31/2018	2,022,087	143,287	0.00	10.555648	(10.04)		3.70	16.419459	(6.64)	0.00
12/31/2017	2,326,033	152,031	0.00	11.734056	10.39		3.70	17.586775	9.16 ‡	0.00
12/31/2016	1,326,899	99,540	0.00	10.629402	3.38		3.70	14.903869	0.93 ‡	0.30
12/31/2015	1,228,353	97,592	2.40	10.282126	(5.37)		3.70	13.688602	(2.30)	0.50
JNL Moderate Growth Allocation Fund - Class I
12/31/2019	3,966	260	0.00	15.232283	19.31		0.45	15.266835	19.43	0.35
12/31/2018	1,855	145	0.00	12.767379	(6.76)		0.45	12.783548	(6.67)	0.35
12/31/2017+	—	—	0.00	13.693605	3.35	‡	0.45	13.697170	3.37 ‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL iShares Tactical Moderate Fund - Class I - September 25, 2017; JNL iShares Tactical Moderate Growth Fund - Class I - September 25, 2017; JNL Moderate Allocation Fund - Class I - September 25, 2017; JNL Moderate Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Alternative Fund - Class A
12/31/2019	15,123	1,459	0.00	10.235576	7.73	1.25	10.852152	9.08		0.00
12/31/2018	13,686	1,427	0.00	9.501435	(5.03)	1.25	9.948654	(3.83)		0.00
12/31/2017	11,887	1,181	0.56	10.004507	5.07	1.25	10.344566	5.95	‡	0.00
12/31/2016	8,635	903	0.37	9.521588	0.34	1.25	9.585670	0.74		0.85
12/31/2015+	6,229	655	0.00	9.489060	(4.81)‡	1.25	9.514891	(4.59	)‡	0.85
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2019	6,058	577	0.91	10.460508	30.08	1.25	10.643009	31.72		0.00
12/31/2018+	411	51	0.00	8.041347	(18.59)‡	1.25	8.080006	(19.20	)‡	0.00
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2019	192,437	13,360	0.00	13.602444	24.90	3.05	15.034589	28.77		0.00
12/31/2018	101,433	8,949	0.00	10.890739	(8.41)‡	3.05	11.675917	(5.70)		0.00
12/31/2017	56,173	4,613	0.12	12.009157	13.30	2.40	12.381432	14.11	‡	0.00
12/31/2016+	9,407	885	0.00	10.599375	4.06 ‡	2.40	10.661078	5.98	‡	0.30
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2019	2,784	186	0.00	14.934217	28.52	0.45	14.968076	28.65		0.35
12/31/2018	1,509	130	0.54	11.619898	(5.88)	0.45	11.634604	(5.78)		0.35
12/31/2017+	35	3	0.00	12.345542	6.24 ‡	0.45	12.348750	6.27	‡	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2019	1,869,735	29,270	0.00	35.232812	30.68	3.91	87.609325	35.89		0.00
12/31/2018	1,318,819	27,849	0.00	26.960739	(5.83)	3.91	64.470803	(2.05)		0.00
12/31/2017	1,194,495	24,525	0.00	28.629283	22.37	3.91	65.821389	25.21	‡	0.00
12/31/2016	914,391	23,663	0.00	23.395507	1.70	3.91	48.682724	2.39	‡	0.30
12/31/2015	1,000,620	27,111	0.00	23.004153	(8.33)	3.91	41.518291	(5.48	)‡	0.85
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2019	11,378	126	0.00	91.133851	35.70	0.45	91.340597	35.84		0.35
12/31/2018	4,466	68	0.00	67.156378	(2.22)	0.45	67.241448	(2.12)		0.35
12/31/2017+	67	1	0.00	68.678173	7.85 ‡	0.45	68.696054	7.88	‡	0.35
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2019	665,294	28,692	0.00	15.927205	20.46	3.91	28.261309	25.26		0.00
12/31/2018	540,931	28,900	0.30	13.221928	(18.06)	3.91	22.561369	(14.77)		0.00
12/31/2017	642,867	28,890	0.59	16.135990	6.81	3.91	26.472295	11.52	‡	0.00
12/31/2016	629,859	31,109	0.66	15.106491	19.05	3.91	23.017462	13.77	‡	0.30
12/31/2015	513,864	31,053	0.32	12.689677	(12.91)	3.91	17.586931	(10.21)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2019	3,022	105	0.00	28.860487	25.01		0.45	28.925944	25.13		0.35
12/31/2018	1,055	46	1.04	23.087037	(14.84)		0.45	23.116267	(14.76)		0.35
12/31/2017+	55	2	0.00	27.111032	5.74	‡	0.45	27.118067	5.77	‡	0.35
JNL S&P 500 Index Fund - Class I
12/31/2019	81,274	6,119	0.00	13.303644	30.66		0.45	13.333817	30.79		0.35
12/31/2018	27,799	2,730	0.00	10.181824	(5.09)		0.45	10.194734	(4.99)		0.35
12/31/2017+	728	68	0.00	10.727411	7.27	‡	0.45	10.730223	7.30	‡	0.35
JNL/American Funds Balanced Fund - Class A
12/31/2019	1,466,521	79,873	0.00	11.212971	16.20		3.86	22.809195	20.48		0.25
12/31/2018	963,782	62,690	0.69	9.649441	(8.51)		3.86	18.932666	(3.60	)‡	0.25
12/31/2017	723,463	44,383	1.19	10.546544	12.30		3.86	19.782320	16.36		0.30
12/31/2016	434,844	30,932	0.01	9.391206	1.74		3.86	17.000792	(2.01	)‡	0.30
12/31/2015	434,382	32,310	0.73	9.230619	(5.25)		3.86	14.450333	(2.50)		1.00
JNL/American Funds Balanced Fund - Class I
12/31/2019	21,732	885	0.00	24.742636	20.54		0.45	24.798861	20.66		0.35
12/31/2018	10,201	501	1.21	20.525899	(4.99)		0.45	20.551953	(4.90)		0.35
12/31/2017+	431	20	0.00	21.604345	3.89	‡	0.45	21.610033	3.92	‡	0.35
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2019	3,046,358	133,328	0.00	13.882927	7.30	‡	6.50	25.285147	20.60		0.30
12/31/2018	2,699,798	141,339	0.00	13.709623	(12.37	)‡	5.20	20.965968	(9.27)		0.30
12/31/2017	3,200,699	150,649	0.00	17.536302	8.26	‡	3.90	23.108209	16.26		0.30
12/31/2016	2,709,922	146,918	0.00	16.211226	14.44		3.36	19.876857	5.07	‡	0.30
12/31/2015	1,828,935	115,792	2.48	14.165604	(6.51)		3.36	16.191248	(4.28)		1.00
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2019	14,079	537	0.00	24.637114	12.79	‡	0.80	26.408076	20.94		0.35
12/31/2018	5,838	268	0.00	21.808437	(9.13)		0.45	21.836077	(9.04)		0.35
12/31/2017+	146	6	0.00	24.000396	7.79	‡	0.45	24.006653	7.82	‡	0.35
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2019	120,088	11,027	0.00	10.735389	14.59		2.45	11.050029	17.43		0.00
12/31/2018+	21,747	2,311	0.00	9.368831	(5.41	)‡	2.45	9.410013	(5.43	)‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - September 25, 2017; JNL S&P 500 Index Fund - Class I - September 25, 2017; JNL/American Funds Balanced Fund - Class I - September 25, 2017; JNL/American Funds Blue Chip Income and Growth Fund - Class I - September 25, 2017; JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2019	2,892	262	0.00	11.041009	17.29	0.45	11.056317	17.40	0.35
12/31/2018+	1,212	128	0.00	9.413710	(5.39)‡	0.45	9.417334	(5.35)‡	0.35
JNL/American Funds Global Bond Fund - Class A
12/31/2019	468,666	42,770	0.00	9.213766	4.17	3.16	12.203739	7.24	0.25
12/31/2018	472,081	45,804	0.59	8.845340	(4.70)	3.16	11.379722	(1.87)	0.25
12/31/2017	492,409	46,440	0.33	9.281129	3.25	3.16	11.596046	(0.87)‡	0.25
12/31/2016	445,048	44,159	0.00	8.988765	(0.85)	3.16	10.873784	(5.84)‡	0.30
12/31/2015	418,272	41,913	1.28	9.065934	(7.22)	3.16	10.244081	(5.19)	1.00
JNL/American Funds Global Bond Fund - Class I
12/31/2019	2,181	173	0.00	11.850578	0.25 ‡	0.80	12.702509	7.45	0.35
12/31/2018	1,123	95	1.20	11.807252	(1.83)	0.45	11.822216	(1.74)	0.35
12/31/2017+	155	13	0.00	12.027829	(0.39)‡	0.45	12.030961	(0.37)‡	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2019	425,322	23,758	0.00	16.220790	4.22 ‡	2.75	19.284083	34.95	0.00
12/31/2018	206,533	15,303	0.33	12.552094	(11.95)‡	2.45	14.290179	(9.31)	0.00
12/31/2017	157,760	10,461	0.69	14.935429	29.45	1.25	15.757258	27.18 ‡	0.00
12/31/2016	85,586	7,364	0.00	11.537272	(0.82)	1.25	11.690038	(0.42)	0.85
12/31/2015	91,115	7,793	0.44	11.632284	5.30	1.25	11.739379	5.72	0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2019	6,995	391	0.00	18.583289	14.56 ‡	0.80	17.852812	34.92	0.35
12/31/2018	2,795	211	0.78	13.215873	(9.44)	0.45	13.232529	(9.35)	0.35
12/31/2017+	257	18	0.00	14.593004	5.75 ‡	0.45	14.596697	5.77 ‡	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2019	707,894	39,195	0.00	15.323369	27.15	3.06	20.007908	30.70	0.30
12/31/2018	582,674	41,752	0.11	12.051776	(13.48)	3.06	15.307757	(11.04)	0.30
12/31/2017	643,349	40,628	0.19	13.928960	21.75	3.06	17.207850	25.15	0.30
12/31/2016	465,843	36,469	0.00	11.440488	(1.30)	3.06	13.749835	(2.79)‡	0.30
12/31/2015	486,304	38,259	0.00	11.591029	(3.06)	3.06	13.025317	(1.04)	1.00
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2019	4,662	225	0.00	20.845693	30.85	0.45	20.893060	30.98	0.35
12/31/2018	2,548	161	0.38	15.931040	(10.88)	0.45	15.951193	(10.79)	0.35
12/31/2017+	225	13	0.00	17.875841	6.19 ‡	0.45	17.880467	6.22 ‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018; JNL/American Funds Global Bond Fund - Class I - September 25, 2017; JNL/American Funds Global Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Small Capitalization Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Growth Allocation Fund - Class A
12/31/2019	2,668,219	148,120	0.00	15.899604	19.78	‡	2.95	19.937036	23.37		0.00
12/31/2018	2,170,711	146,896	0.00	13.184675	(7.49	)‡	3.05	16.160931	(5.39)		0.00
12/31/2017	1,994,589	126,210	0.00	14.452752	17.12		2.95	17.081415	13.32	‡	0.00
12/31/2016	1,298,868	97,906	0.00	12.340487	9.46	‡	2.95	13.966734	(0.01	)‡	0.30
12/31/2015	941,136	75,232	1.09	11.872870	(2.45)		2.85	12.704916	(0.63)		1.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2019	16,541	868	0.00	19.005851	23.16		0.45	19.048875	23.28		0.35
12/31/2018	9,260	599	0.00	15.432352	(5.50)		0.45	15.451822	(5.41)		0.35
12/31/2017+	267	16	0.00	16.331389	4.96	‡	0.45	16.335574	4.98	‡	0.35
JNL/American Funds Growth Fund - Class A
12/31/2019	1,108,232	42,510	0.00	22.548230	26.40		3.05	28.695777	30.32		0.00
12/31/2018	518,663	25,442	0.00	17.838341	(9.26	)‡	3.05	22.019705	(0.61)		0.00
12/31/2017	346,118	16,594	0.00	20.580021	26.29		1.25	22.153845	23.68	‡	0.00
12/31/2016	214,677	13,031	0.00	16.295891	7.68		1.25	16.618257	8.11		0.85
12/31/2015	172,664	11,313	0.56	15.134295	5.12		1.25	15.372230	5.54		0.85
JNL/American Funds Growth Fund - Class I
12/31/2019	19,893	718	0.00	27.735761	30.16		0.45	27.798682	30.29		0.35
12/31/2018	9,274	434	0.00	21.308283	(0.78)		0.45	21.335275	(0.68)		0.35
12/31/2017+	473	22	0.00	21.474835	7.86	‡	0.45	21.480421	7.89	‡	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2019	7,349,008	283,739	0.00	20.161626	20.84		3.90	29.397382	25.66		0.00
12/31/2018	5,780,078	277,013	0.00	16.683895	(7.95	)‡	3.90	23.395262	(2.16)		0.00
12/31/2017	5,536,129	256,527	0.00	18.771879	18.09		3.16	23.911570	18.56	‡	0.00
12/31/2016	3,816,911	213,016	0.00	15.895703	7.64		3.16	19.232406	3.61	‡	0.30
12/31/2015	2,897,665	177,484	0.77	14.767765	(2.13)		3.16	16.831721	0.16		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2019	52,427	1,785	0.00	27.800682	11.45	‡	0.80	29.799180	25.59		0.35
12/31/2018	24,204	1,028	0.00	23.697047	(2.31)		0.45	23.727091	(2.21)		0.35
12/31/2017+	989	41	0.00	24.257930	6.42	‡	0.45	24.264275	6.45	‡	0.35
JNL/American Funds International Fund - Class A
12/31/2019	1,826,377	118,439	0.00	12.657059	18.40		3.36	17.512356	22.45		0.00
12/31/2018	1,632,856	128,183	0.86	10.689689	(16.40)		3.36	14.301571	(13.53)		0.00
12/31/2017	1,920,571	128,828	0.71	12.787425	27.30		3.36	16.539752	26.87	‡	0.00
12/31/2016	1,038,031	90,574	0.00	10.045415	(0.30)		3.36	12.316849	(4.24	)‡	0.30
12/31/2015	926,321	82,237	0.85	10.075587	(7.99)		3.36	11.614339	(5.65)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds Growth Fund - Class I - September 25, 2017; JNL/American Funds Growth-Income Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class I
12/31/2019	9,845	558	0.00	17.737167	22.26		0.45	17.777404	22.38		0.35
12/31/2018	6,464	447	1.70	14.507614	(13.61)		0.45	14.525984	(13.53)		0.35
12/31/2017+	195	12	0.00	16.794047	5.33	‡	0.45	16.798415	5.36	‡	0.35
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2019	2,294,071	144,592	0.00	10.676599	4.28	‡	6.50	17.582565	18.65		0.00
12/31/2018	2,009,615	148,503	0.00	10.473274	(9.15	)‡	5.20	14.818991	(4.57)		0.00
12/31/2017	2,097,975	146,166	0.00	12.448215	4.60	‡	3.90	15.528143	10.05	‡	0.00
12/31/2016	1,618,553	128,864	0.00	11.615744	4.08		3.10	13.235364	(0.16	)‡	0.30
12/31/2015	1,119,372	94,392	1.23	11.160743	(3.19)		3.10	12.053130	(1.14)		1.00
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2019	15,405	918	0.00	16.807751	18.46		0.45	16.845881	18.58		0.35
12/31/2018	7,935	558	0.00	14.188949	(4.72)		0.45	14.206917	(4.63)		0.35
12/31/2017+	568	38	0.00	14.892546	3.71	‡	0.45	14.896423	3.74	‡	0.35
JNL/American Funds New World Fund - Class A
12/31/2019	1,390,052	94,944	0.00	11.455749	23.76		3.90	16.304921	28.37		0.25
12/31/2018	1,148,077	99,662	0.54	9.256347	(5.00	)‡	3.90	12.701995	(14.63)		0.25
12/31/2017	1,342,595	98,563	0.32	11.906634	24.89		3.16	14.878559	8.69	‡	0.25
12/31/2016	861,365	80,462	0.00	9.533344	1.66		3.16	11.534215	(3.66	)‡	0.30
12/31/2015	759,581	73,470	0.86	9.377378	(6.57)		3.16	10.597563	(4.53)		1.00
JNL/American Funds New World Fund - Class I
12/31/2019	12,214	728	0.00	16.913557	28.42		0.45	16.952068	28.55		0.35
12/31/2018	6,165	471	1.22	13.170329	(14.49)		0.45	13.187043	(14.40)		0.35
12/31/2017+	218	14	0.00	15.401597	5.36	‡	0.45	15.405644	5.38	‡	0.35
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2019+	34,342	3,231	0.00	10.550987	4.41	‡	2.70	10.700000	7.00	‡	0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2019+	570	53	0.00	10.684961	6.85	‡	0.45	10.690511	6.91	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - September 25, 2017; JNL/American Funds Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds New World Fund - Class I - September 25, 2017; JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019; JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2019	283,684	15,837	0.00	14.356730	22.14	3.06	21.342620	25.94		0.00
12/31/2018	271,715	18,892	0.42	11.754242	(15.99)	3.06	16.947132	(13.36)		0.00
12/31/2017	370,897	22,091	0.61	13.990760	19.29	3.06	19.560509	21.01	‡	0.00
12/31/2016	315,244	22,799	0.30	11.728742	4.69	3.06	15.438076	3.73	‡	0.30
12/31/2015	355,251	27,432	0.00	11.203590	(4.69)	3.06	13.655467	(2.56)		0.85
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2019	1,211	56	0.00	21.746387	25.82	0.45	21.795932	25.94		0.35
12/31/2018	622	36	1.28	17.284229	(13.50)	0.45	17.306295	(13.41)		0.35
12/31/2017+	6	0	0.00	19.980888	7.35 ‡	0.45	19.986229	7.38	‡	0.35
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2019	84,499	9,437	0.00	7.740259	(2.63)	2.80	9.772445	0.13		0.00
12/31/2018	104,657	11,589	0.00	7.949189	(11.83)	2.80	9.759590	(9.32)		0.00
12/31/2017	145,477	14,457	0.00	9.015957	(4.01)	2.80	10.762549	(1.88	)‡	0.00
12/31/2016	185,285	18,003	4.14	9.392654	(11.08)	2.80	10.420726	(9.34)		0.85
12/31/2015	197,985	17,416	9.69	10.562706	(8.06)‡	2.80	11.493721	1.33		0.85
JNL/BlackRock Advantage International Fund - Class A
12/31/2019+	3,205	305	1.51	10.486693	6.11 ‡	1.80	10.585402	5.85	‡	0.00
JNL/BlackRock Advantage International Fund - Class I
12/31/2019+	159	15	3.03	10.578704	5.79 ‡	0.45	10.582856	5.83	‡	0.35
JNL/BlackRock Global Allocation Fund - Class A
12/31/2019	3,409,303	238,754	0.00	11.250996	13.20	3.90	16.125194	17.71		0.00
12/31/2018	3,293,387	268,415	0.69	9.938780	(4.30)‡	3.90	13.699178	(7.62)		0.00
12/31/2017	3,844,119	285,859	1.58	11.428135	9.81	3.61	14.829182	12.14	‡	0.00
12/31/2016	3,534,757	295,537	0.39	10.407336	0.29	3.61	12.786784	(0.40	)‡	0.30
12/31/2015	3,517,477	301,890	2.06	10.377129	(4.84)	3.61	11.985760	(2.18)		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2019	14,738	928	0.00	16.294753	17.55	0.45	16.331691	17.67		0.35
12/31/2018	9,598	697	1.34	13.862158	(7.75)	0.45	13.879703	(7.66)		0.35
12/31/2017+	248	16	0.00	15.027185	2.79 ‡	0.45	15.031095	2.82	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - September 25, 2017; JNL/BlackRock Advantage International Fund - Class A - June 24, 2019; JNL/BlackRock Advantage International Fund - Class I - June 24, 2019; JNL/BlackRock Global Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2019	601,724	77,001	0.00	5.769469	10.62	3.70	9.312416	14.79		0.00
12/31/2018	589,692	85,587	1.88	5.215361	(20.28)	3.70	8.112580	(17.27)		0.00
12/31/2017	813,980	96,639	0.92	6.542455	(6.41)	3.70	9.805729	(3.22	)‡	0.00
12/31/2016	947,422	107,968	0.79	6.990883	21.95	3.70	9.802230	8.75	‡	0.30
12/31/2015	659,992	93,946	0.47	5.732755	(26.51)	3.70	7.396348	(24.39)		0.85
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2019	3,030	339	0.00	9.029320	14.57	0.45	9.147146	14.68		0.35
12/31/2018+	614	78	1.64	7.881252	(13.53)‡	0.45	7.976123	(14.81	)‡	0.35
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2019	2,839,944	38,242	0.00	39.973551	27.24	3.90	98.282505	31.97		0.25
12/31/2018	2,165,263	38,219	0.00	31.415050	(7.88)‡	3.90	74.473249	1.63		0.25
12/31/2017	1,884,011	33,596	0.00	34.250500	28.90	3.61	73.279496	8.09	‡	0.25
12/31/2016	1,379,406	32,554	0.00	26.572344	(3.10)	3.61	54.396231	(2.40	)‡	0.30
12/31/2015	954,227	22,499	0.00	27.423723	2.47	3.61	47.003517	5.18		1.00
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2019	19,637	183	0.00	110.002923	32.14	0.45	110.252393	32.27		0.35
12/31/2018	8,660	105	0.00	83.249803	1.73	0.45	83.355224	1.83		0.35
12/31/2017+	163	2	0.00	81.834077	9.47 ‡	0.45	81.855404	9.50	‡	0.35
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2019	39,688	3,871	0.00	9.712916	1.10 ‡	2.15	10.884371	4.84		0.00
12/31/2018	34,144	3,438	0.00	9.609302	(8.89)‡	1.80	10.381855	(9.51)		0.00
12/31/2017	36,505	3,289	0.00	11.011255	6.35	1.25	11.473191	7.16	‡	0.00
12/31/2016	32,091	3,084	0.00	10.353717	0.69	1.25	10.448999	1.10		0.85
12/31/2015	28,295	2,744	0.00	10.282457	4.67	1.25	10.335760	5.09		0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2019	455	43	0.00	10.476093	4.65	0.45	10.499897	4.76		0.35
12/31/2018	243	24	0.00	10.010504	(9.63)	0.45	10.023220	(9.54)		0.35
12/31/2017+	4	0	0.00	11.077298	3.82 ‡	0.45	11.080267	3.85	‡	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2019	463,206	29,491	2.89	9.009448	14.41	3.91	21.161144	18.97		0.00
12/31/2018	417,372	31,252	1.59	7.874573	(20.69)	3.91	17.786332	(17.51)		0.00
12/31/2017	499,529	30,538	1.08	9.928957	23.55	3.91	21.561951	23.61	‡	0.00
12/31/2016	422,224	32,999	1.19	8.036131	(3.82)	3.91	15.864112	(0.15	)‡	0.30
12/31/2015	437,975	33,824	3.25	8.355132	(7.25)	3.91	14.041604	(4.51)		1.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - September 25, 2017; JNL/Boston Partners Global Long Short Equity Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Causeway International Value Select Fund - Class I
12/31/2019	2,138	99	3.45	21.946091	18.76		0.45	21.995888	18.88		0.35
12/31/2018	1,416	77	3.03	18.479294	(17.63)		0.45	18.502707	(17.55)		0.35
12/31/2017+	176	8	0.00	22.435106	6.08	‡	0.45	22.440956	6.11	‡	0.35
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2019	286,978	20,684	0.00	13.306031	27.70		3.05	14.258624	31.66		0.00
12/31/2018	112,483	10,560	0.00	10.419656	(2.58	)‡	3.05	10.829992	(0.18)		0.00
12/31/2017+	22,064	2,041	0.00	10.781165	3.37	‡	2.45	10.849989	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2019	8,308	585	0.00	14.194528	31.33		0.45	14.226744	31.46		0.35
12/31/2018	2,427	225	0.00	10.808258	(0.27)		0.45	10.821961	(0.17)		0.35
12/31/2017+	24	2	0.00	10.837300	8.37	‡	0.45	10.840126	8.40	‡	0.35
JNL/Crescent High Income Fund - Class A
12/31/2019	127,011	11,171	0.00	10.654667	2.98	‡	3.05	11.922097	10.20		0.00
12/31/2018	81,391	7,795	5.00	10.089035	(4.92	)‡	2.60	10.818605	(2.09)		0.00
12/31/2017	61,418	5,685	2.55	10.611053	2.26		2.40	11.049552	4.04	‡	0.00
12/31/2016+	25,679	2,456	0.00	10.376368	4.93	‡	2.40	10.528510	2.54	‡	0.30
JNL/Crescent High Income Fund - Class I
12/31/2019	1,453	127	0.00	11.605222	10.00		0.45	11.631552	10.11		0.35
12/31/2018	981	93	10.35	10.550360	(2.20)		0.45	10.563724	(2.10)		0.35
12/31/2017+	85	8	0.00	10.787354	0.16	‡	0.45	10.790169	0.19	‡	0.35
JNL/DFA Growth Allocation Fund - Class A
12/31/2019	200,027	17,175	1.34	11.307603	18.58	‡	2.40	12.059397	21.46		0.00
12/31/2018	148,559	15,299	0.00	9.525207	(15.51	)‡	2.46	9.929003	(10.24	)‡	0.00
12/31/2017+	77,932	7,077	5.69	10.932158	5.46	‡	2.40	11.089521	8.80	‡	0.30
JNL/DFA Growth Allocation Fund - Class I
12/31/2019	4,874	401	1.74	12.141434	21.30		0.45	12.168872	21.42		0.35
12/31/2018	2,700	270	0.00	10.009401	(10.78)		0.45	10.021998	(10.69)		0.35
12/31/2017+	76	7	17.33	11.218401	5.14	‡	0.45	11.221235	5.17	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Causeway International Value Select Fund - Class I - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - September 25, 2017; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - September 25, 2017; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2019+	8,695	809	0.00	10.716154	6.53	‡	1.85	10.819999	8.20	‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2019+	232	21	0.00	10.814660	8.15	‡	0.45	10.820274	8.20	‡	0.35
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2019	157,129	13,703	1.57	11.132859	15.59	‡	2.40	11.873067	18.40		0.00
12/31/2018	114,807	11,699	0.00	9.598571	(12.47	)‡	2.60	10.028314	(7.93)		0.00
12/31/2017+	58,769	5,443	4.75	10.715236	3.33	‡	2.40	10.891709	5.16	‡	0.00
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2019	5,555	470	1.82	11.951012	18.23		0.45	11.978540	18.35		0.35
12/31/2018	3,759	373	0.00	10.108204	(7.96)		0.45	10.121364	(7.87)		0.35
12/31/2017+	174	16	8.10	10.982874	4.00	‡	0.45	10.986113	4.04	‡	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2019	1,167,572	28,782	0.00	25.017909	25.21		3.40	55.237493	29.55		0.00
12/31/2018	910,823	28,744	0.92	19.980001	(10.85)		3.40	42.639585	(7.75)		0.00
12/31/2017	1,058,067	30,538	0.90	22.412758	16.22		3.40	46.223742	18.81	‡	0.00
12/31/2016	827,642	28,485	1.05	19.285120	10.22		3.40	36.181661	5.79	‡	0.30
12/31/2015	613,326	23,833	0.87	17.497555	(5.37)		3.40	28.618212	(2.93)		0.85
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2019	8,425	148	0.00	57.510509	29.41		0.45	57.640981	29.54		0.35
12/31/2018	3,683	83	1.80	44.440993	(7.87)		0.45	44.497293	(7.78)		0.35
12/31/2017+	126	3	0.00	48.239718	8.23	‡	0.45	48.252304	8.26	‡	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2019	142,660	7,541	0.51	16.810219	18.02		2.80	20.627519	21.36		0.00
12/31/2018	73,219	4,616	0.39	14.243568	(22.49	)‡	2.80	16.996939	(13.68)		0.00
12/31/2017	63,093	3,381	0.20	18.427475	8.79		1.25	19.690147	12.47	‡	0.00
12/31/2016	53,987	3,156	0.17	16.938705	25.18		1.25	17.232586	25.68		0.85
12/31/2015	36,079	2,648	0.00	13.531640	(6.02)		1.25	13.711595	(5.64)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA U.S. Core Equity Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2019	4,925	412	1.20	10.794735	21.26		0.45	10.819226	21.38		0.35
12/31/2018	1,940	207	1.10	8.902487	(13.76)		0.45	8.913764	(13.67)		0.35
12/31/2017+	54	5	0.00	10.322832	6.42	‡	0.45	10.325522	6.45	‡	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2019	2,591,296	117,922	2.66	12.585315	3.68		3.91	29.560896	7.81		0.00
12/31/2018	2,581,224	125,685	0.99	12.138892	(4.28)		3.91	27.418873	(0.45)		0.00
12/31/2017	2,960,292	142,287	0.34	12.682311	1.36		3.91	27.541909	4.97	‡	0.00
12/31/2016	2,956,842	148,501	0.39	12.511980	(1.20)		3.91	24.700487	(2.23	)‡	0.30
12/31/2015	3,046,392	155,693	2.89	12.664524	(3.45)		3.91	21.859740	(0.44)		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2019	13,754	464	4.10	30.645925	7.75		0.45	30.715423	7.85		0.35
12/31/2018	3,757	135	1.85	28.442890	(0.62)		0.45	28.478913	(0.52)		0.35
12/31/2017+	175	6	0.00	28.619365	(0.05	)‡	0.45	28.626817	(0.02	)‡	0.35
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2019	45,279	3,901	0.00	10.986884	1.30	‡	2.80	12.185006	11.38		0.00
12/31/2018	12,567	1,183	0.00	10.451636	(0.57	)‡	1.70	10.939749	(2.81)		0.00
12/31/2017	11,019	996	0.76	11.021355	5.97		1.25	11.255482	6.59	‡	0.00
12/31/2016+	3,342	321	0.00	10.400647	4.02	‡	1.25	10.429456	(0.46	)‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2019	1,628	136	0.00	11.994598	11.17		0.45	12.021794	11.28		0.35
12/31/2018	837	78	3.09	10.789105	(2.95)		0.45	10.802760	(2.85)		0.35
12/31/2017+	78	7	0.00	11.116973	(0.30	)‡	0.45	11.119857	(0.27	)‡	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2019	1,411,536	73,675	0.00	17.794401	2.79	‡	3.05	20.263668	33.66		0.00
12/31/2018	802,439	55,237	0.87	13.836417	(7.16)		2.80	15.161134	(4.51)		0.00
12/31/2017	640,519	41,550	0.00	14.903122	8.26	‡	2.80	15.877030	18.56	‡	0.00
12/31/2016	82,510	6,398	1.12	12.863325	17.42		1.25	12.928054	17.89		0.85
12/31/2015+	16,147	1,473	0.00	10.954677	9.55	‡	1.25	10.965974	1.96	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2019	14,825	773	0.00	19.028085	33.48		0.45	19.071215	33.62		0.35
12/31/2018	5,363	374	1.60	14.255215	(4.66)		0.45	14.273249	(4.57)		0.35
12/31/2017+	353	24	0.00	14.952499	6.35	‡	0.45	14.956371	6.38	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA U.S. Small Cap Fund - Class I - September 25, 2017; JNL/DoubleLine Core Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Total Return Fund - Class A
12/31/2019	1,012,628	88,653	0.00	9.672524	1.57		3.90	12.365122	5.62		0.00
12/31/2018	861,074	78,694	3.36	9.522893	1.41	‡	3.90	11.706816	1.80		0.00
12/31/2017	788,991	72,484	2.75	10.198417	1.21		2.80	11.499456	4.06	‡	0.00
12/31/2016	707,919	66,862	1.78	10.076469	(0.78)		2.80	10.960333	(1.88	)‡	0.25
12/31/2015	364,627	34,644	2.95	10.155898	(0.16	)‡	2.80	10.619879	0.83		0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2019	11,643	994	0.00	11.624606	5.53		0.45	11.650971	5.63		0.35
12/31/2018	4,648	417	4.67	11.015679	1.65		0.45	11.029631	1.75		0.35
12/31/2017+	173	16	0.00	10.837304	(0.02	)‡	0.45	10.840120	0.00	‡	0.35
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2019	48,753	4,341	1.76	10.009749	11.49		2.80	12.066060	14.64		0.00
12/31/2018	42,761	4,317	0.00	8.978306	(3.87	)‡	2.80	10.525416	(7.54)		0.00
12/31/2017	42,559	3,923	3.88	10.738695	3.84		1.25	11.384156	5.26	‡	0.00
12/31/2016	35,923	3,447	4.84	10.341089	5.14		1.25	10.494170	5.56		0.85
12/31/2015	34,211	3,460	8.24	9.835862	0.74		1.25	9.941723	1.15		0.85
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2019	1,129	105	2.05	10.361259	14.38		0.45	10.384692	14.50		0.35
12/31/2018	830	88	0.00	9.058320	(7.74)		0.45	9.069741	(7.65)		0.35
12/31/2017+	20	2	0.00	9.818560	2.06	‡	0.45	9.821053	2.09	‡	0.35
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2019	144,044	9,874	0.00	13.086836	18.49		2.60	16.072742	21.61		0.00
12/31/2018	129,489	10,593	1.15	11.044643	(14.24	)‡	2.60	13.216467	(10.28)		0.00
12/31/2017	136,141	9,843	1.77	12.790567	3.38	‡	2.40	14.731448	10.20	‡	0.00
12/31/2016	116,058	9,255	2.77	12.414564	6.75		1.25	12.659907	7.18		0.85
12/31/2015	120,656	10,296	1.85	11.629602	(4.41)		1.25	11.812217	(4.03)		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2019	931	67	0.00	13.602925	21.42		0.45	13.633494	21.54		0.35
12/31/2018	603	53	2.29	11.203412	(10.41)		0.45	11.217359	(10.32)		0.35
12/31/2017+	8	1	0.00	12.505590	4.39	‡	0.45	12.508599	4.41	‡	0.35
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2019	832,361	30,187	1.76	14.767075	5.04		3.91	35.947446	8.90		0.30
12/31/2018	803,003	31,560	2.54	14.058751	(5.38)		3.91	33.009608	(1.89)		0.30
12/31/2017	892,472	34,177	2.01	14.858758	(0.92)		3.91	33.644288	2.72		0.30
12/31/2016	922,949	36,054	2.51	14.996373	(1.81)		3.91	32.754982	(2.60	)‡	0.30
12/31/2015	883,013	34,958	2.12	15.272623	(3.46)		3.91	27.846620	(0.61)		1.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Total Return Fund - Class I - September 25, 2017; JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - September 25, 2017; JNL/FAMCO Flex Core Covered Call Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2019	3,978	100	2.70	40.349576	9.07		0.45	40.441016	9.18	0.35
12/31/2018	1,441	39	4.53	36.994947	(1.74)		0.45	37.041736	(1.64)	0.35
12/31/2017+	80	2	0.00	37.649126	(0.37	)‡	0.45	37.658911	(0.34)‡	0.35
JNL/First State Global Infrastructure Fund - Class A
12/31/2019	714,401	40,642	0.00	14.244384	22.06		3.90	19.503643	26.92	0.00
12/31/2018	665,849	47,534	2.99	11.669553	(4.37	)‡	3.90	15.367130	(6.40)	0.00
12/31/2017	883,807	58,353	1.85	13.614739	6.56		3.10	16.417485	8.64 ‡	0.00
12/31/2016	764,545	54,782	2.61	12.776127	9.16		3.10	14.713768	(4.83)‡	0.30
12/31/2015	618,494	49,245	1.62	11.703901	(21.03)		3.10	12.818948	(19.24)	0.85
JNL/First State Global Infrastructure Fund - Class I
12/31/2019	1,867	95	0.00	19.655704	26.67		0.45	19.699861	26.80	0.35
12/31/2018	882	57	5.25	15.516917	(6.52)		0.45	15.536225	(6.43)	0.35
12/31/2017+	77	5	0.00	16.599059	(1.17	)‡	0.45	16.603017	(1.15)‡	0.35
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2019	1,465,983	99,363	0.00	11.723156	16.69		3.61	16.977387	20.98	0.00
12/31/2018	1,430,984	115,916	1.43	10.046308	(12.06)		3.61	14.033127	(8.81)	0.00
12/31/2017	1,857,573	135,547	0.93	11.424695	7.13		3.61	15.389626	10.11 ‡	0.00
12/31/2016	1,921,675	153,777	1.06	10.664210	0.00		3.61	13.559536	3.41 ‡	0.30
12/31/2015	2,259,091	184,904	0.67	10.663776	(12.37)		3.61	12.674122	(9.92)	0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2019	1,138	66	0.00	17.179640	20.79		0.45	17.218238	20.91	0.35
12/31/2018	598	42	3.18	14.222339	(9.00)		0.45	14.240047	(8.90)	0.35
12/31/2017+	3	0	0.00	15.628116	3.70	‡	0.45	15.631876	3.73 ‡	0.35
JNL/Franklin Templeton Global Fund - Class A
12/31/2019	410,747	33,902	0.00	6.239095	6.78	‡	6.50	13.940231	14.17	0.30
12/31/2018	402,291	37,558	1.85	6.792840	(16.51	)‡	5.20	12.209725	(15.06)	0.30
12/31/2017	517,991	40,703	1.68	9.691546	5.50	‡	3.90	14.375271	17.21	0.30
12/31/2016	437,911	39,965	2.07	8.821320	6.67		3.61	12.264106	4.22 ‡	0.30
12/31/2015	428,990	42,763	2.19	8.269499	(9.75)		3.61	10.447024	(7.36)	1.00
JNL/Franklin Templeton Global Fund - Class I
12/31/2019	1,352	93	0.00	14.759124	14.38		0.45	14.792604	14.50	0.35
12/31/2018	477	37	3.92	12.903328	(14.96)		0.45	12.919680	(14.87)	0.35
12/31/2017+	25	2	0.00	15.173137	3.48	‡	0.45	15.177086	3.51 ‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I - September 25, 2017; JNL/First State Global Infrastructure Fund - Class I - September 25, 2017; JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2019	579,355	50,196	9.19	9.853594	(2.28)	3.26	12.812706	0.95		0.00
12/31/2018	619,825	53,645	0.00	10.083921	(2.50)	3.26	12.691622	0.75		0.00
12/31/2017	681,734	58,728	0.00	10.342841	0.26	3.26	12.597693	4.38	‡	0.00
12/31/2016	628,660	55,418	0.03	10.316192	0.49	3.26	11.980707	7.04	‡	0.30
12/31/2015	681,887	61,594	8.25	10.265379	0.68 ‡	3.26	11.319363	(4.96)		0.85
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2019	2,787	216	12.13	12.917240	0.84	0.45	12.737921	(1.87	)‡	0.30
12/31/2018	1,173	92	0.00	12.809889	0.56	0.45	12.826079	0.66		0.35
12/31/2017+	41	3	0.00	12.738250	(1.48)‡	0.45	12.741522	(1.46	)‡	0.35
JNL/Franklin Templeton Growth Allocation Fund - Class A
12/31/2019	1,137,251	79,826	0.00	10.699534	13.53	3.61	16.537429	17.42		0.25
12/31/2018	1,102,525	89,939	0.00	9.424094	(12.68)	3.61	14.084388	(9.68)		0.25
12/31/2017	1,390,847	101,475	0.00	10.792200	7.81	3.61	15.593210	1.26	‡	0.25
12/31/2016	1,368,550	110,196	0.00	10.010590	9.42	3.61	13.918624	4.69	‡	0.30
12/31/2015	1,341,037	120,927	1.56	9.148869	(9.51)	3.61	11.558849	(7.12)		1.00
JNL/Franklin Templeton Growth Allocation Fund - Class I
12/31/2019	1,436	91	0.00	14.838461	17.50	0.45	14.871578	17.62		0.35
12/31/2018	1,031	76	0.00	12.628307	(9.56)	0.45	12.643849	(9.48)		0.35
12/31/2017+	5	0	0.00	13.963727	2.45 ‡	0.45	13.967268	2.47	‡	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2019	1,723,947	100,914	0.00	12.306051	11.82	3.75	20.550557	16.09		0.00
12/31/2018	1,607,800	107,924	4.34	11.005706	(7.85)‡	3.75	17.702638	(4.31)		0.00
12/31/2017	1,887,729	119,869	3.77	12.213496	6.10	3.56	18.499963	9.06	‡	0.00
12/31/2016	1,826,310	125,988	4.69	11.511714	10.14	3.56	16.299842	3.83	‡	0.30
12/31/2015	1,673,567	130,230	3.96	10.452215	(10.60)	3.56	13.582757	(8.15)		0.85
JNL/Franklin Templeton Income Fund - Class I
12/31/2019	3,182	153	0.00	20.949672	15.83	0.45	20.997095	15.94		0.35
12/31/2018	1,211	67	7.33	18.087254	(4.38)	0.45	18.110077	(4.29)		0.35
12/31/2017+	79	4	0.00	18.916259	1.75 ‡	0.45	18.921115	1.77	‡	0.35
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2019	555,347	46,343	0.59	8.799155	13.87	3.90	14.097248	18.39		0.00
12/31/2018	516,457	50,342	2.30	7.727602	(9.67)‡	3.90	11.906986	(19.78)		0.00
12/31/2017	697,553	53,909	1.09	10.318035	27.61	3.61	14.842991	29.06	‡	0.00
12/31/2016	467,003	47,179	1.47	8.085778	(4.67)	3.61	10.919609	(2.41	)‡	0.30
12/31/2015	541,130	53,458	0.93	8.481567	0.13	3.61	10.599741	2.93		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Global Multisector Bond Fund - Class I - September 25, 2017; JNL/Franklin Templeton Growth Allocation Fund - Class I - September 25, 2017; JNL/Franklin Templeton Income Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/Franklin Templeton International Small Cap Fund - Class I
12/31/2019	2,244	157	1.13	14.353108	18.32		0.45	14.385663	18.44	0.35
12/31/2018	1,136	94	3.69	12.130902	(19.91)		0.45	12.146266	(19.83)	0.35
12/31/2017+	158	10	0.00	15.147459	4.37	‡	0.45	15.151402	4.40 ‡	0.35
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2019	586,357	38,523	0.00	7.844922	6.59	‡	6.50	17.528500	22.60	0.30
12/31/2018	531,898	42,476	1.15	7.953774	(11.61	)‡	5.20	14.297079	(9.30)	0.30
12/31/2017	653,799	46,910	2.97	10.622915	0.62	‡	3.90	15.762915	7.79	0.30
12/31/2016	635,711	48,701	2.46	11.016958	12.11		3.15	14.624255	6.09 ‡	0.30
12/31/2015	582,264	50,956	3.33	9.827094	(7.62)		3.15	11.908337	(5.61)	1.00
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2019	1,391	77	0.00	18.563506	22.88		0.45	18.605575	23.00	0.35
12/31/2018	360	24	2.61	15.107360	(9.18)		0.45	15.126481	(9.08)	0.35
12/31/2017+	23	1	0.00	16.633509	2.31	‡	0.45	16.637850	2.34 ‡	0.35
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2019	111,859	8,161	0.00	10.517904	9.12		3.61	15.780500	13.14	0.00
12/31/2018	116,819	9,544	0.22	9.638925	(11.72)		3.61	13.947878	(8.46)	0.00
12/31/2017	147,282	10,905	0.00	10.918944	11.03		3.61	15.236848	13.96 ‡	0.00
12/31/2016	139,239	11,753	0.00	9.834246	5.19		3.61	12.343015	8.13	0.85
12/31/2015	145,686	13,269	0.00	9.348592	(15.44)		3.61	11.414898	(13.07)	0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2019	77,123	7,341	0.65	10.159250	17.74		2.80	10.825815	21.09	0.00
12/31/2018	17,663	2,007	0.00	8.628735	(6.64	)‡	2.80	8.940022	(14.94)	0.00
12/31/2017+	3,024	288	0.00	10.475863	5.40	‡	1.25	10.509988	5.10 ‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2019	3,198	296	0.56	10.788934	20.83		0.45	10.813376	20.95	0.35
12/31/2018	1,710	192	0.00	8.928992	(15.02)		0.45	8.940297	(14.94)	0.35
12/31/2017+	134	13	0.00	10.507680	5.08	‡	0.45	10.510419	5.10 ‡	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2019	427,770	36,840	1.52	10.846779	24.24		2.70	12.308644	27.64	0.00
12/31/2018	384,351	41,708	0.66	8.730497	(19.57	)‡	2.70	9.643134	(21.22)	0.00
12/31/2017	539,690	45,568	0.05	11.417604	1.40	‡	2.60	12.240495	18.42 ‡	0.00
12/31/2016	14,779	1,509	1.05	9.756657	11.06		1.25	9.822328	11.50	0.85
12/31/2015+	7,834	890	0.00	8.785068	(11.43	)‡	1.25	8.808981	(11.53)‡	0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton International Small Cap Fund - Class I - September 25, 2017; JNL/Franklin Templeton Mutual Shares Fund - Class I - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - September 25, 2017; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2019	3,511	295	2.17	11.835189	27.35		0.45	11.862039	27.48		0.35
12/31/2018	1,885	202	1.54	9.293179	(21.33)		0.45	9.304950	(21.25)		0.35
12/31/2017+	8	1	0.00	11.812506	0.19	‡	0.45	11.815591	0.22	‡	0.35
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2019	30,838	2,673	1.45	11.330928	1.72	‡	2.70	11.762272	25.26		0.00
12/31/2018+	2,995	321	0.00	9.304126	(6.54	)‡	2.40	9.390005	(6.10	)‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2019	641	55	1.24	11.739713	25.11		0.45	11.755961	25.23		0.35
12/31/2018+	31	3	0.00	9.383786	(6.16	)‡	0.45	9.387386	(6.13	)‡	0.35
JNL/Invesco China-India Fund - Class A
12/31/2019	500,272	50,720	0.21	7.514767	10.85		3.61	11.622998	14.92		0.00
12/31/2018	475,542	54,694	0.37	6.779422	(20.07)		3.61	10.113870	(17.12)		0.00
12/31/2017	690,650	65,100	0.31	8.481743	46.94		3.61	12.202373	45.78	‡	0.00
12/31/2016	372,287	52,908	1.02	5.772361	(6.82)		3.61	7.796094	(9.58	)‡	0.30
12/31/2015	334,513	45,373	0.90	6.194560	(8.40)		3.61	7.742146	(5.84)		0.85
JNL/Invesco China-India Fund - Class I
12/31/2019	1,251	111	0.68	11.301786	14.67		0.45	11.439213	14.78		0.35
12/31/2018+	291	29	2.30	9.856116	(7.89	)‡	0.45	9.965984	(13.42	)‡	0.35
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2019	97,998	8,508	2.54	11.223669	20.85		2.45	11.864344	23.84		0.00
12/31/2018	47,607	5,053	0.63	9.287455	(9.52)		2.45	9.579995	(7.26)		0.00
12/31/2017+	9,513	924	0.00	10.264333	2.09	‡	2.45	10.330015	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2019	2,328	199	2.52	11.835473	23.72		0.45	11.862339	23.85		0.35
12/31/2018	903	94	0.77	9.566153	(7.38)		0.45	9.578282	(7.28)		0.35
12/31/2017+	49	5	0.00	10.327876	3.28	‡	0.45	10.330581	3.31	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Harris Oakmark Global Equity Fund - Class I - September 25, 2017; JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco China-India Fund - Class I - August 13, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Global Real Estate Fund - Class A
12/31/2019	1,111,643	54,791	0.00	13.922679	17.83	3.90	24.677093	22.52		0.00
12/31/2018	1,052,660	62,917	3.78	11.815742	(2.67)‡	3.90	20.140860	(6.38)		0.00
12/31/2017	1,288,855	71,293	3.12	13.449300	6.19	3.71	21.512751	9.50	‡	0.00
12/31/2016	1,290,375	77,783	2.00	12.665461	(1.30)	3.71	18.853139	(5.67	)‡	0.30
12/31/2015	1,307,859	79,885	2.72	12.831849	(4.57)	3.71	17.408372	(1.80)		0.85
JNL/Invesco Global Real Estate Fund - Class I
12/31/2019	2,437	102	0.00	23.849631	22.40	0.45	24.202180	22.52		0.35
12/31/2018+	257	13	12.65	19.485472	(5.45)‡	0.45	19.753790	(5.07	)‡	0.35
JNL/Invesco International Growth Fund - Class A
12/31/2019	855,463	34,100	1.70	13.293411	23.23	3.91	34.839332	28.15		0.00
12/31/2018	766,542	38,718	1.93	10.787482	(18.35)	3.91	27.187070	(15.08)		0.00
12/31/2017	994,137	42,213	1.46	13.212292	18.49	3.91	32.014432	20.51	‡	0.00
12/31/2016	795,886	41,277	1.76	11.151012	(4.97)	3.91	24.357016	(4.17	)‡	0.30
12/31/2015	748,807	38,013	1.87	11.734460	(5.78)	3.91	22.067720	(2.86)		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2019	2,825	78	2.06	37.011704	27.94	0.45	37.095673	28.07		0.35
12/31/2018	1,777	62	2.87	28.928283	(15.23)	0.45	28.964931	(15.14)		0.35
12/31/2017+	152	4	0.00	34.123717	3.94 ‡	0.45	34.132612	3.96	‡	0.35
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2019	1,660,791	44,177	0.00	13.907899	16.23	6.80	47.897107	24.41		0.00
12/31/2018	1,451,599	47,478	0.00	11.965942	(16.58)‡	6.80	38.499903	(9.11)		0.00
12/31/2017	1,554,187	45,710	0.00	18.561261	13.92 ‡	5.10	42.360550	23.28	‡	0.00
12/31/2016	1,132,274	41,280	0.00	19.901334	7.67	3.51	32.392832	3.16	‡	0.30
12/31/2015	935,307	37,628	0.00	18.483324	(5.18)	3.51	26.947917	(2.63)		0.85
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2019	8,209	170	0.00	49.283835	24.26	0.45	49.395541	24.39		0.35
12/31/2018	6,432	163	0.00	39.661452	(9.28)	0.45	39.711610	(9.19)		0.35
12/31/2017+	161	4	0.00	43.718423	8.50 ‡	0.45	43.729731	8.53	‡	0.35
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2019+	33,779	2,745	0.00	11.776556	4.76 ‡	1.85	13.081368	17.78	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Global Real Estate Fund - Class I - August 13, 2018; JNL/Invesco International Growth Fund - Class I - September 25, 2017; JNL/Invesco Small Cap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2019+	21	2	0.00	13.042651	5.53 ‡	0.45	13.072151	5.58	‡	0.35
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2019	74,525	6,987	0.00	10.518873	7.16 ‡	2.25	10.851600	13.00		0.00
12/31/2018+	18,950	1,983	0.74	9.525827	(1.66)‡	2.10	9.603562	(3.96	)‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2019	3,568	330	0.00	10.818847	12.80	0.45	10.841322	7.79	‡	0.30
12/31/2018+	779	81	0.52	9.590949	(4.09)‡	0.45	9.594629	(4.05	)‡	0.35
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2019	1,982,073	29,115	0.00	38.942706	34.96	3.61	94.775677	39.92		0.00
12/31/2018	1,331,467	27,148	0.00	28.855520	(8.38)	3.61	67.737631	(5.00)		0.00
12/31/2017	1,382,978	26,613	0.00	31.495533	24.83	3.61	71.299298	26.00	‡	0.00
12/31/2016	915,469	22,632	0.00	25.231671	(3.04)	3.61	51.644254	(0.24	)‡	0.30
12/31/2015	1,069,598	26,422	0.00	26.022254	(0.64)	3.61	45.994689	2.14		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2019	14,394	149	0.00	97.926713	39.71	0.45	98.148836	39.85		0.35
12/31/2018	6,258	90	0.00	70.092077	(5.16)	0.45	70.180842	(5.07)		0.35
12/31/2017+	156	2	0.00	73.907952	7.49 ‡	0.45	73.927159	7.51	‡	0.35
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2019	902,107	40,554	0.00	12.205920	2.54	3.75	30.747501	6.46		0.00
12/31/2018	780,044	37,135	3.06	11.903127	(3.27)	3.75	28.882638	0.45		0.00
12/31/2017	782,289	37,140	2.57	12.305260	(1.26)	3.75	28.753429	2.43	‡	0.00
12/31/2016	901,339	43,536	1.89	12.461732	(2.28)	3.75	26.291282	(2.99	)‡	0.30
12/31/2015	761,725	37,238	2.33	12.752198	(3.24)	3.75	23.200168	(0.39)		0.85
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2019	9,005	289	0.00	32.014692	6.33	0.45	32.087321	6.44		0.35
12/31/2018	4,568	156	5.44	30.108290	0.31	0.45	30.146431	0.41		0.35
12/31/2017+	—	—	0.00	30.014664	(0.26)‡	0.45	30.022480	(0.24	)‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018; JNL/JPMorgan MidCap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard Emerging Markets Fund - Class A
12/31/2019	392,405	27,345	2.02	10.455649	13.67	3.61	17.126720	17.85		0.00
12/31/2018	339,583	27,486	1.54	9.198373	(21.26)	3.61	14.532257	(18.35)		0.00
12/31/2017	446,071	29,158	1.26	11.681697	24.05	3.61	17.797685	25.27	‡	0.00
12/31/2016	385,021	32,100	2.23	9.416799	15.06	3.61	12.639723	18.27		0.85
12/31/2015	361,719	35,630	2.97	8.184092	(21.57)	3.61	10.686859	(19.38)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2019	5,455	314	2.74	17.451550	17.64	0.45	16.921652	10.06	‡	0.30
12/31/2018	2,701	183	3.19	14.834349	(18.50)	0.45	14.853113	(18.42)		0.35
12/31/2017+	118	6	0.00	18.202545	6.25 ‡	0.45	18.207279	6.28	‡	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2019	78,110	5,295	0.22	13.692027	19.20	2.25	15.911339	21.92		0.00
12/31/2018	56,687	4,617	0.20	11.486299	(5.32)‡	2.25	13.051132	(10.19)		0.00
12/31/2017	53,601	3,862	2.24	13.706686	26.70	1.25	14.531353	25.91	‡	0.00
12/31/2016	41,512	3,802	1.24	10.818386	(6.30)	1.25	10.979083	(5.93)		0.85
12/31/2015	43,939	3,781	1.05	11.546103	3.11	1.25	11.670957	3.53		0.85
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2019	1,717	118	0.59	14.520431	21.69	0.45	14.553363	21.81		0.35
12/31/2018	625	52	0.56	11.932190	(10.25)	0.45	11.947296	(10.16)		0.35
12/31/2017+	48	4	0.00	13.294419	7.30 ‡	0.45	13.297879	7.33	‡	0.35
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2019	3,473	304	0.24	11.360121	29.13	1.25	11.558297	30.75		0.00
12/31/2018+	364	41	0.00	8.797715	(12.66)‡	1.25	8.840000	(11.60	)‡	0.00
JNL/Mellon Bond Index Fund - Class A
12/31/2019	855,249	55,795	2.33	9.606647	3.80	3.91	19.392197	7.93		0.00
12/31/2018	783,456	54,780	2.12	9.255369	(4.41)	3.91	17.967162	(0.57)		0.00
12/31/2017	826,792	56,864	1.95	9.682069	(0.92)	3.91	18.070868	2.93	‡	0.00
12/31/2016	814,434	57,253	0.81	9.772151	(1.98)	3.91	16.773296	(2.97	)‡	0.30
12/31/2015	728,111	51,662	2.00	9.969555	(3.95)	3.91	15.284690	(0.97)		0.85
JNL/Mellon Bond Index Fund - Class I
12/31/2019	5,422	278	3.42	19.953057	7.88	0.45	19.998321	7.99		0.35
12/31/2018	2,248	123	3.24	18.495417	(0.73)	0.45	18.518837	(0.63)		0.35
12/31/2017+	322	17	0.00	18.631666	(0.12)‡	0.45	18.636516	(0.09	)‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard Emerging Markets Fund - Class I - September 25, 2017; JNL/Lazard International Strategic Equity Fund - Class I - September 25, 2017; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/Mellon Bond Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2019	145,444	12,449	0.00	7.142349	21.82	3.71	15.280879	26.40		0.00
12/31/2018	102,126	10,987	4.19	5.863169	(9.26)	3.71	12.089289	(5.81)		0.00
12/31/2017	107,133	10,734	3.27	6.461274	(0.23)	3.71	12.834681	2.12	‡	0.00
12/31/2016	129,579	13,290	2.72	6.475947	19.07	3.71	10.682619	22.51		0.85
12/31/2015	104,278	13,219	3.44	5.438960	(1.01)	3.71	8.719715	1.86		0.85
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2019	1,284	83	0.00	15.826014	26.34	0.45	15.862201	26.46		0.35
12/31/2018	322	26	8.14	12.527002	(5.90)	0.45	12.543093	(5.81)		0.35
12/31/2017+	3	0	0.00	13.312877	(0.63)‡	0.45	13.316376	(0.60	)‡	0.35
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2019	1,217,410	33,539	0.00	22.789350	22.38	3.61	47.780042	26.88		0.00
12/31/2018	1,054,590	36,528	0.67	18.621213	(4.75)	3.61	37.657519	(1.22)		0.00
12/31/2017	1,037,838	35,184	1.16	19.548943	17.78	3.61	38.124325	18.85	‡	0.00
12/31/2016	836,751	34,302	0.67	16.597368	2.40	3.61	29.630004	3.46	‡	0.30
12/31/2015	908,533	39,282	0.52	16.208037	2.14	3.61	25.561978	5.00		0.85
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2019	4,509	93	0.00	49.418306	26.71	0.45	49.541118	26.84		0.35
12/31/2018	2,193	57	1.72	38.999707	(1.36)	0.45	39.057552	(1.26)		0.35
12/31/2017+	1	0	0.00	39.536034	9.97 ‡	0.45	39.554770	10.02	‡	0.35
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2019	143,890	12,191	0.00	11.456012	5.05 ‡	2.70	12.180016	26.09		0.00
12/31/2018	60,735	6,396	0.00	9.370928	(9.31)‡	2.40	9.660006	(8.95)		0.00
12/31/2017+	7,203	681	0.00	10.547344	5.00 ‡	2.30	10.610004	6.10	‡	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2019	1,461	121	0.00	12.039729	4.21 ‡	0.80	12.163162	25.95		0.35
12/31/2018	443	46	0.00	9.644894	(9.08)	0.45	9.657125	(8.98)		0.35
12/31/2017+	47	4	0.00	10.607561	6.08 ‡	0.45	10.610329	6.10	‡	0.35
JNL/Mellon Dow Index Fund - Class A
12/31/2019	997,657	40,005	0.00	14.560302	19.60	4.00	33.049985	24.48		0.00
12/31/2018	768,056	38,035	0.00	12.174081	(7.80)	4.00	26.549969	(4.01)		0.00
12/31/2017	822,912	38,822	0.00	13.203588	22.65	4.00	27.659956	21.90	‡	0.00
12/31/2016	557,994	33,282	0.00	10.765243	11.29	4.00	20.564025	8.21	‡	0.30
12/31/2015	495,120	33,833	0.00	9.673063	(4.53)	4.00	15.865620	(1.63)		1.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Communication Services Sector Fund - Class I - September 25, 2017; JNL/Mellon Consumer Discretionary Sector Fund - Class I - September 25, 2017; JNL/Mellon Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/Mellon Consumer Staples Sector Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/Mellon Dow Index Fund - Class I
12/31/2019	6,274	194	0.00	32.982507	24.37	0.45	33.056814	24.50	0.35
12/31/2018	1,246	47	0.00	26.518932	(4.12)	0.45	26.552112	(4.02)	0.35
12/31/2017+	16	1	0.00	27.658032	11.30 ‡	0.45	27.664789	11.33 ‡	0.35
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2019	1,090,072	97,638	2.03	9.403540	13.94	3.41	12.496929	17.89	0.00
12/31/2018	1,010,950	105,439	1.59	8.253053	(18.10)	3.41	10.600320	(15.24)	0.00
12/31/2017	1,271,614	111,041	1.02	10.076623	31.56	3.41	12.506287	30.86 ‡	0.00
12/31/2016	676,628	79,432	1.97	7.659333	6.41	3.41	9.042587	(5.58)‡	0.30
12/31/2015	472,166	60,211	1.60	7.198031	(18.13)	3.41	8.043725	(16.01)	0.85
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2019	8,271	662	2.81	12.595444	17.67	0.45	12.623915	17.79	0.35
12/31/2018	4,412	414	3.28	10.704162	(15.39)	0.45	10.717639	(15.30)	0.35
12/31/2017+	204	16	0.00	12.650658	6.73 ‡	0.45	12.653856	6.76 ‡	0.35
JNL/Mellon Energy Sector Fund - Class A
12/31/2019	995,708	35,479	0.00	16.652013	4.47	3.91	37.124126	8.64	0.00
12/31/2018	1,001,461	38,349	2.77	15.938986	(23.50)	3.91	34.170278	(20.43)	0.00
12/31/2017	1,404,919	42,347	2.07	20.835213	(6.65)	3.91	42.944855	(1.87)‡	0.00
12/31/2016	1,739,027	50,519	2.02	22.319552	22.35	3.91	41.986868	11.12 ‡	0.30
12/31/2015	1,103,030	40,317	1.58	18.242552	(26.20)	3.91	30.226284	(23.91)	0.85
JNL/Mellon Energy Sector Fund - Class I
12/31/2019	3,544	93	0.00	38.430019	8.54	0.45	38.519848	8.65	0.35
12/31/2018	1,523	43	5.22	35.406570	(20.49)	0.45	35.453847	(20.41)	0.35
12/31/2017+	6	0	0.00	44.531429	6.63 ‡	0.45	44.546049	6.67 ‡	0.35
JNL/Mellon Equity Income Fund - Class A
12/31/2019	214,116	9,045	0.00	21.536093	25.70	2.30	25.829861	28.62	0.00
12/31/2018	159,218	8,553	1.15	17.133367	(15.47)‡	2.30	20.082089	(9.61)	0.00
12/31/2017	147,954	7,082	1.54	19.750416	5.57 ‡	2.00	22.216951	14.91 ‡	0.00
12/31/2016	117,216	6,420	0.99	18.072841	17.08	1.25	18.425521	17.55	0.85
12/31/2015	110,141	7,081	0.79	15.435687	(2.94)	1.25	15.674249	(2.55)	0.85
JNL/Mellon Equity Income Fund - Class I
12/31/2019	2,461	123	0.00	19.898608	28.38	0.45	19.943749	28.51	0.35
12/31/2018	1,045	67	2.07	15.499632	(9.68)	0.45	15.519255	(9.58)	0.35
12/31/2017+	76	4	0.00	17.159897	8.33 ‡	0.45	17.164353	8.36 ‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Dow Index Fund - Class I - September 25, 2017; JNL/Mellon Emerging Markets Index Fund - Class I - September 25, 2017; JNL/Mellon Energy Sector Fund - Class I - September 25, 2017; JNL/Mellon Equity Income Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Financial Sector Fund - Class A
12/31/2019	1,233,577	65,331	0.00	11.857332	26.43	3.61	24.856916	31.08		0.00
12/31/2018	1,077,914	74,125	1.17	9.378672	(16.94)	3.61	18.963768	(13.87)		0.00
12/31/2017	1,359,936	79,895	0.93	11.291418	15.10	3.61	22.017447	19.91	‡	0.00
12/31/2016	1,020,005	70,947	1.51	9.810025	19.71	3.61	17.510665	19.64	‡	0.30
12/31/2015	656,580	56,108	1.14	8.194683	(4.63)	3.61	12.922098	(1.96)		0.85
JNL/Mellon Financial Sector Fund - Class I
12/31/2019	5,262	206	0.00	25.732089	30.90	0.45	25.791678	31.03		0.35
12/31/2018	3,586	184	2.56	19.658195	(13.96)	0.45	19.684016	(13.88)		0.35
12/31/2017+	114	5	0.00	22.848631	9.61 ‡	0.45	22.855655	9.64	‡	0.35
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2019	3,047,856	78,112	0.00	24.520977	17.08	3.61	51.412186	21.38		0.00
12/31/2018	2,816,036	86,811	0.92	20.944557	1.21	3.61	42.356262	4.95		0.00
12/31/2017	2,741,804	87,828	0.88	20.694007	18.30	3.61	40.357693	20.49	‡	0.00
12/31/2016	2,298,246	89,379	1.75	17.493318	(7.22)	3.61	31.229624	(5.49	)‡	0.30
12/31/2015	2,840,786	105,322	0.45	18.855189	2.80	3.61	29.736982	5.67		0.85
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2019	12,723	244	0.00	53.161176	21.29	0.45	53.284446	21.41		0.35
12/31/2018	6,373	148	2.15	43.830632	4.78	0.45	43.888361	4.88		0.35
12/31/2017+	63	1	0.00	41.832857	2.06 ‡	0.45	41.845870	2.09	‡	0.35
JNL/Mellon Index 5 Fund - Class A
12/31/2019	1,256,259	71,036	0.00	13.304496	17.06	3.61	21.023749	21.37		0.00
12/31/2018	782,567	53,011	0.00	11.365381	(11.08)	3.61	17.322744	(7.80)		0.00
12/31/2017	935,514	57,750	0.00	12.782211	11.22	3.61	18.787723	14.40	‡	0.00
12/31/2016	764,417	53,777	0.00	11.492485	7.96	3.61	15.829709	3.76	‡	0.30
12/31/2015	685,602	53,342	1.79	10.645357	(4.96)	3.61	13.524652	(2.30)		0.85
JNL/Mellon Index 5 Fund - Class I
12/31/2019	1,169	58	0.00	20.292652	21.17	0.45	21.010676	21.29		0.35
12/31/2018+	883	53	0.00	16.747679	(13.23)‡	0.45	17.322932	(11.10	)‡	0.35
JNL/Mellon Industrials Sector Fund - Class A
12/31/2019	72,387	6,283	0.00	11.164677	3.53 ‡	2.70	11.870136	30.01		0.00
12/31/2018	27,205	3,030	0.00	8.857369	(16.47)	2.40	9.130122	(14.43)		0.00
12/31/2017+	16,384	1,541	0.00	10.603694	4.34 ‡	2.40	10.670019	6.70	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Financial Sector Fund - Class I - September 25, 2017; JNL/Mellon Healthcare Sector Fund - Class I - September 25, 2017; JNL/Mellon Index 5 Fund - Class I - August 13, 2018; JNL/Mellon Industrials Sector Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Industrials Sector Fund - Class I
12/31/2019	1,052	89	0.00	11.838664	29.84		0.45	11.865539	29.97		0.35
12/31/2018	530	58	0.00	9.117908	(14.45)		0.45	9.129470	(14.36)		0.35
12/31/2017+	60	6	0.00	10.657500	6.58	‡	0.45	10.660285	6.60	‡	0.35
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2019	3,166,558	126,284	0.00	15.438628	42.60		3.71	33.036360	47.99		0.00
12/31/2018	2,194,967	128,417	0.42	10.826190	(4.39)		3.71	22.322809	(0.76)		0.00
12/31/2017	2,167,490	124,747	0.63	11.323414	31.36		3.71	22.493094	31.96	‡	0.00
12/31/2016	1,334,907	103,703	0.71	8.620020	9.18		3.71	15.658874	1.61	‡	0.30
12/31/2015	1,172,350	102,218	0.62	7.895201	0.61		3.71	12.657680	3.52		0.85
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2019	21,560	640	0.00	29.318001	13.32	‡	0.80	34.273042	47.98		0.35
12/31/2018	7,461	327	0.97	23.131933	(0.83)		0.45	23.161218	(0.73)		0.35
12/31/2017+	253	11	0.00	23.326201	10.98	‡	0.45	23.332251	11.01	‡	0.35
JNL/Mellon International Index Fund - Class A
12/31/2019	1,406,188	66,200	2.67	13.391625	16.58		3.90	26.955530	21.21		0.00
12/31/2018	1,262,001	71,231	3.27	11.487338	(17.22)		3.90	22.239272	(13.91)		0.00
12/31/2017	1,588,376	76,440	3.00	13.876937	20.27		3.90	25.833622	21.43	‡	0.00
12/31/2016	1,094,403	65,109	0.26	11.538236	(3.04)		3.90	19.756656	(1.60	)‡	0.30
12/31/2015	1,004,071	59,596	2.28	11.899766	(4.86)		3.90	18.202433	(1.92)		0.85
JNL/Mellon International Index Fund - Class I
12/31/2019	11,708	429	3.47	27.734259	21.02		0.45	27.797169	21.14		0.35
12/31/2018	5,806	256	5.57	22.916858	(14.05)		0.45	22.945884	(13.97)		0.35
12/31/2017+	657	25	0.00	26.664027	4.66	‡	0.45	26.670970	4.69	‡	0.35
JNL/Mellon Materials Sector Fund - Class A
12/31/2019	23,082	2,229	0.00	10.082365	19.75	‡	2.50	10.669999	22.78		0.00
12/31/2018	15,358	1,797	0.00	8.360819	(24.32	)‡	3.05	8.689999	(18.63)		0.00
12/31/2017+	42,284	3,973	0.00	10.610714	2.94	‡	2.50	10.680001	6.80	‡	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2019	570	54	0.00	10.631207	22.61		0.45	10.655176	22.73		0.35
12/31/2018	310	36	0.00	8.670603	(18.72)		0.45	8.681456	(18.64)		0.35
12/31/2017+	—	—	0.00	10.667499	6.67	‡	0.45	10.670278	6.70	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Industrials Sector Fund - Class I - September 25, 2017; JNL/Mellon Information Technology Sector Fund - Class I - September 25, 2017; JNL/Mellon International Index Fund - Class I - September 25, 2017; JNL/Mellon Materials Sector Fund - Class A - September 25, 2017; JNL/Mellon Materials Sector Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
12/31/2019	59,622	4,360	0.00	13.020872	9.58	‡	3.05	14.133315	30.71		0.00
12/31/2018	27,390	2,583	0.01	10.384350	(4.40	)‡	2.40	10.812651	(4.30)		0.00
12/31/2017+	15,103	1,347	1.00	11.123434	9.15	‡	2.30	11.298988	10.13	‡	0.00
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
12/31/2019	382	27	0.00	14.075197	30.66		0.45	14.107122	30.79		0.35
12/31/2018	143	13	0.03	10.772326	(4.55)		0.45	10.785969	(4.46)		0.35
12/31/2017+	—	—	0.00	11.285952	6.67	‡	0.45	11.288895	6.70	‡	0.35
JNL/Mellon MSCI World Index Fund - Class A
12/31/2019	359,890	14,510	1.80	14.587761	22.28		4.00	33.112516	27.27		0.00
12/31/2018	301,650	15,316	3.42	11.930227	(12.43)		4.00	26.018163	(8.84)		0.00
12/31/2017	367,752	16,856	0.00	13.623687	16.50		4.00	28.540000	15.69	‡	0.00
12/31/2016	337,726	18,554	0.00	11.694253	2.77		4.00	22.338587	(1.30	)‡	0.30
12/31/2015	353,707	20,520	0.00	11.379184	(11.85)		4.00	18.663848	(9.17)		1.00
JNL/Mellon MSCI World Index Fund - Class I
12/31/2019	2,827	86	2.43	33.075970	27.19		0.45	33.151210	27.32		0.35
12/31/2018	1,511	58	6.46	26.004167	(8.94)		0.45	26.037270	(8.85)		0.35
12/31/2017+	25	1	0.00	28.556427	6.28	‡	0.45	28.563972	6.30	‡	0.35
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2019	3,171,092	77,643	0.00	28.892903	33.65		3.61	50.092004	38.56		0.00
12/31/2018	2,302,486	77,316	0.31	21.618718	(4.18)		3.61	36.151817	(0.64)		0.00
12/31/2017	2,063,606	68,077	0.34	22.561943	27.42		3.61	36.384122	26.92	‡	0.00
12/31/2016	1,068,389	46,081	1.08	17.706638	4.12		3.61	26.553733	0.27	‡	0.30
12/31/2015	836,207	38,563	0.54	17.006091	(2.16)		3.61	23.192824	0.58		0.85
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2019	26,142	624	0.00	39.954548	38.39		0.45	40.045227	38.53		0.35
12/31/2018	10,670	357	1.10	28.871252	(0.72)		0.45	28.907851	(0.62)		0.35
12/31/2017+	268	9	0.00	29.081685	9.15	‡	0.45	29.089279	9.18	‡	0.35
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2019	157,669	13,131	0.00	11.571994	24.12		3.05	12.397342	27.94		0.00
12/31/2018	43,081	4,521	0.00	9.323019	(6.15	)‡	3.05	9.689999	(5.28)		0.00
12/31/2017+	5,314	521	0.00	10.178315	1.15	‡	1.95	10.229999	2.30	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class I - September 25, 2017; JNL/Mellon MSCI World Index Fund - Class I - September 25, 2017; JNL/Mellon Nasdaq® 100 Index Fund - Class I - September 25, 2017; JNL/Mellon Real Estate Sector Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2019	4,041	328	0.00	12.323685	27.91		0.45	12.351648	28.03		0.35
12/31/2018	1,856	193	0.00	9.634947	(5.80)		0.45	9.647162	(5.70)		0.35
12/31/2017+	74	7	0.00	10.227994	2.28	‡	0.45	10.230676	2.31	‡	0.35
JNL/Mellon S&P 1500 Growth Index Fund - Class A
12/31/2019	134,420	10,152	0.00	12.840337	25.91		3.05	13.759992	29.81		0.00
12/31/2018	130,278	12,512	0.00	10.197898	(10.19	)‡	3.05	10.599992	(1.30)		0.00
12/31/2017+	16,352	1,528	0.00	10.673262	2.32	‡	2.40	10.740000	7.40	‡	0.00
JNL/Mellon S&P 1500 Growth Index Fund - Class I
12/31/2019	4,727	344	0.00	13.728993	29.77		0.45	13.760437	29.90		0.35
12/31/2018	1,346	127	0.00	10.579329	(1.38)		0.45	10.592963	(1.28)		0.35
12/31/2017+	9	1	0.00	10.727228	7.27	‡	0.45	10.730220	7.30	‡	0.35
JNL/Mellon S&P 1500 Value Index Fund - Class A
12/31/2019	98,490	8,164	0.00	11.858206	10.89	‡	2.50	12.550001	30.32		0.00
12/31/2018	32,363	3,417	0.00	9.342427	(12.69	)‡	2.40	9.630001	(10.00)		0.00
12/31/2017+	5,582	523	0.00	10.636275	4.57	‡	2.30	10.700000	7.00	‡	0.00
JNL/Mellon S&P 1500 Value Index Fund - Class I
12/31/2019	4,706	376	0.00	12.511974	30.40		0.45	12.540145	30.53		0.35
12/31/2018	1,101	115	0.00	9.595341	(10.14)		0.45	9.607335	(10.05)		0.35
12/31/2017+	12	1	0.00	10.677694	6.78	‡	0.45	10.680265	6.80	‡	0.35
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2019	2,688,525	71,154	0.00	23.845300	20.79		3.90	47.995879	25.58		0.00
12/31/2018	2,249,924	73,953	0.87	19.741321	(14.99)		3.90	38.218816	(11.60)		0.00
12/31/2017	2,658,629	76,477	0.96	23.223487	11.26		3.90	43.233373	14.60	‡	0.00
12/31/2016	2,217,324	73,174	0.18	20.872974	15.55		3.90	35.740359	7.74	‡	0.30
12/31/2015	1,500,007	58,797	0.93	18.064539	(6.40)		3.90	27.632446	(3.51)		0.85
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2019	21,704	448	0.00	49.217947	25.31		0.45	49.329377	25.44		0.35
12/31/2018	8,506	219	1.98	39.276915	(11.67)		0.45	39.326496	(11.58)		0.35
12/31/2017+	470	11	0.00	44.465052	7.59	‡	0.45	44.476455	7.62	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Real Estate Sector Fund - Class I - September 25, 2017; JNL/Mellon S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Growth Index Fund - Class I - September 25, 2017; JNL/Mellon S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Value Index Fund - Class I - September 25, 2017; JNL/Mellon S&P 400 MidCap Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2019	8,185,613	283,310	1.47	18.198455	25.84	3.90	36.631187	30.83		0.00
12/31/2018	6,338,020	284,120	1.38	14.462007	(8.53)	3.90	27.998131	(4.88)		0.00
12/31/2017	6,699,233	282,715	1.40	15.810768	16.55	3.90	29.433639	19.37	‡	0.00
12/31/2016	4,756,967	240,596	0.13	13.566007	7.13	3.90	23.228885	3.91	‡	0.30
12/31/2015	3,706,170	206,598	1.49	12.663717	(2.98)	3.90	19.371004	0.02		0.85
JNL/Mellon Small Cap Index Fund - Class A
12/31/2019	2,137,359	64,950	0.00	20.763226	17.56	3.90	41.794051	22.23		0.00
12/31/2018	1,805,322	66,352	0.90	17.661866	(12.42)	3.90	34.193149	(8.92)		0.00
12/31/2017	1,942,541	64,309	0.82	20.166414	8.53	3.90	37.542378	14.20	‡	0.00
12/31/2016	1,732,506	64,199	0.51	18.580849	21.07	3.90	31.815633	11.44	‡	0.30
12/31/2015	1,176,866	54,213	0.59	15.346861	(8.21)	3.90	23.475323	(5.37)		0.85
JNL/Mellon Small Cap Index Fund - Class I
12/31/2019	18,394	436	0.00	42.874754	22.03	0.45	42.971946	22.15		0.35
12/31/2018	7,952	230	2.08	35.135656	(9.07)	0.45	35.180109	(8.98)		0.35
12/31/2017+	369	10	0.00	38.640380	7.03 ‡	0.45	38.650391	7.06	‡	0.35
JNL/Mellon Utilities Sector Fund - Class A
12/31/2019	325,693	18,466	0.91	15.714407	3.20 ‡	3.05	19.263704	24.20		0.00
12/31/2018	160,160	11,089	2.55	13.534861	(5.81)‡	2.40	15.510286	3.79		0.00
12/31/2017	76,456	5,371	2.40	14.097179	10.23	1.25	14.944267	11.62	‡	0.00
12/31/2016	71,848	5,575	1.95	12.788497	15.36	1.25	12.977718	15.82		0.85
12/31/2015	40,435	3,629	1.26	11.085421	(6.58)	1.25	11.204657	(6.21)		0.85
JNL/Mellon Utilities Sector Fund - Class I
12/31/2019	4,444	259	1.06	16.951234	24.13	0.45	16.989693	24.26		0.35
12/31/2018	999	73	3.58	13.655531	3.56	0.45	13.672841	3.67		0.35
12/31/2017+	22	2	0.00	13.185701	(0.78)‡	0.45	13.189151	(0.76	)‡	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2019	1,132,600	43,409	0.00	18.020795	25.86	3.91	30.602565	30.49		0.30
12/31/2018	937,189	46,474	0.55	14.317596	(15.08)	3.91	23.451620	(11.94)		0.30
12/31/2017	774,964	33,544	1.26	16.860164	8.70	3.91	26.631732	12.68		0.30
12/31/2016	712,755	34,454	0.00	15.510789	9.24	3.91	23.633876	6.69	‡	0.30
12/31/2015	655,102	35,545	0.55	14.198801	(12.45)	3.91	19.367092	(9.86)		1.00
JNL/MFS Mid Cap Value Fund - Class I
12/31/2019	5,865	184	0.00	32.493678	30.77	0.45	32.784913	30.90		0.35
12/31/2018	3,058	124	1.21	24.847742	(12.44)	0.45	25.045400	(11.77)		0.35
12/31/2017+	160	6	0.00	28.378815	5.69 ‡	0.45	28.386195	5.71	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Mellon Small Cap Index Fund - Class I - September 25, 2017; JNL/Mellon Utilities Sector Fund - Class I - September 25, 2017; JNL/MFS Mid Cap Value Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2019	141,685	11,898	0.76	12.069673	31.31	2.50	12.494542	34.64		0.00
12/31/2018+	83,324	9,029	0.00	9.191420	(10.97)‡	2.50	9.280001	(7.20	)‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2019	1,816	147	1.08	12.474166	34.51	0.45	12.491442	34.64		0.35
12/31/2018+	109	12	0.00	9.273976	(7.26)‡	0.45	9.277540	(7.22	)‡	0.35
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2019	16,229	2,470	2.10	6.448292	10.70	1.25	6.922363	12.09		0.00
12/31/2018	15,260	2,589	0.35	5.825250	(11.68)	1.25	6.175832	(10.56)		0.00
12/31/2017	14,331	2,154	18.79	6.595291	5.07	1.25	6.904902	3.52	‡	0.00
12/31/2016	12,031	1,905	0.00	6.276762	10.51	1.25	6.344151	10.95		0.85
12/31/2015	5,281	926	0.00	5.679797	(26.00)	1.25	5.717924	(25.70)		0.85
JNL/Neuberger Berman Currency Fund - Class A
12/31/2019	10,417	1,057	0.00	8.972173	(2.27)	2.40	10.688764	0.10		0.00
12/31/2018	11,438	1,147	1.31	9.180477	(0.50)‡	2.40	10.678103	1.72		0.00
12/31/2017	11,370	1,144	0.00	9.825114	0.99	1.25	10.498059	2.04	‡	0.00
12/31/2016	13,663	1,391	2.28	9.729055	(2.82)	1.25	9.897860	(2.43)		0.85
12/31/2015	12,350	1,226	1.73	10.011504	0.62	1.25	10.144651	1.03		0.85
JNL/Neuberger Berman Currency Fund - Class I
12/31/2019	86	8	0.00	10.122682	(0.04)	0.45	10.145251	0.06		0.35
12/31/2018	174	17	8.34	10.126947	1.49	0.45	10.139562	1.59		0.35
12/31/2017+	2	0	0.00	9.978376	(0.12)‡	0.45	9.980906	(0.09	)‡	0.35
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2019	624,363	52,652	2.64	10.206136	5.80	3.30	13.147651	9.35		0.00
12/31/2018	576,962	52,593	1.96	9.646358	(5.72)	3.30	12.023147	(2.54)		0.00
12/31/2017	632,065	55,475	3.07	10.231264	(0.02)‡	3.30	12.335939	6.27	‡	0.00
12/31/2016	498,915	46,194	3.44	10.020290	2.74	3.05	11.393375	(1.35	)‡	0.30
12/31/2015	400,063	38,705	1.44	9.752914	(4.20)	3.05	10.476995	(2.32)		1.10
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2019	3,539	268	3.84	13.259488	9.11	0.45	13.289561	9.22		0.35
12/31/2018	1,296	107	3.80	12.152451	(2.56)	0.45	12.167843	(2.46)		0.35
12/31/2017+	68	5	0.00	12.472041	0.70 ‡	0.45	12.475291	0.72	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018; JNL/Neuberger Berman Currency Fund - Class I - September 25, 2017; JNL/Neuberger Berman Strategic Income Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2019	62,320	5,570	0.00	9.755234	1.46	‡	2.80	12.169370	9.64		0.00
12/31/2018	64,975	6,294	1.96	9.667794	(2.47	)‡	2.00	11.099529	0.42		0.00
12/31/2017	74,883	7,199	3.87	10.268005	3.65		1.25	11.052845	4.43	‡	0.00
12/31/2016	85,904	8,583	0.46	9.906559	2.18		1.25	10.102176	2.59		0.85
12/31/2015	101,148	10,352	1.18	9.695177	(4.16)		1.25	9.847269	(3.78)		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2019	129	12	0.00	11.111125	9.49		0.45	11.136421	9.60		0.35
12/31/2018	158	15	4.54	10.148441	0.30		0.45	10.161381	0.40		0.35
12/31/2017+	6	1	0.00	10.118084	0.48	‡	0.45	10.120777	0.50	‡	0.35
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2019	39,422	3,605	0.00	10.836745	22.55		1.25	11.489499	24.09		0.00
12/31/2018	32,469	3,638	0.00	8.842681	(23.41)		1.25	9.258859	(22.44)		0.00
12/31/2017	36,376	3,130	0.09	11.545623	39.53		1.25	11.938030	36.59	‡	0.00
12/31/2016	8,932	1,075	0.00	8.274758	(1.70)		1.25	8.330431	(1.31)		0.85
12/31/2015+	4,549	539	0.00	8.418210	(15.73	)‡	1.25	8.441115	(12.77	)‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2019	1,700,379	59,777	0.60	17.779860	26.26		3.90	35.160564	30.96		0.25
12/31/2018	1,440,261	65,735	0.63	14.081861	(9.20	)‡	3.90	26.849292	(13.43)		0.25
12/31/2017	1,818,557	71,396	0.81	17.715886	31.34		3.61	31.013918	1.73	‡	0.25
12/31/2016	1,201,731	63,487	0.64	13.488974	(3.44)		3.61	22.660736	(0.26	)‡	0.30
12/31/2015	939,327	49,191	0.91	13.969379	0.12		3.61	20.487899	2.77		1.00
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2019	9,997	267	1.07	37.959049	31.14		0.45	36.258165	11.66	‡	0.30
12/31/2018	4,217	147	1.52	28.946471	(13.36)		0.45	28.983123	(13.27)		0.35
12/31/2017+	188	6	0.00	33.409318	8.87	‡	0.45	33.418008	8.90	‡	0.35
JNL/PIMCO Income Fund - Class A
12/31/2019	644,539	61,255	3.08	10.064075	(0.04	)‡	3.30	10.845418	7.82		0.00
12/31/2018	366,422	37,052	0.48	9.708996	(0.01	)‡	2.80	10.058556	(0.11)		0.00
12/31/2017+	128,040	12,760	0.00	10.007424	0.08	‡	2.40	10.069997	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2019	17,136	1,589	3.73	10.810904	7.65		0.45	10.847720	3.21	‡	0.30
12/31/2018	6,544	651	0.64	10.042760	(0.25)		0.45	10.055494	(0.15)		0.35
12/31/2017+	524	52	0.00	10.068192	0.68	‡	0.45	10.070825	0.71	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Nicholas Convertible Arbitrage Fund - Class I - September 25, 2017; JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/Oppenheimer Global Growth Fund - Class I - September 25, 2017; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2019	461,898	36,018	2.96	10.927919	10.76	3.30	14.184723	14.47		0.00
12/31/2018	262,912	23,201	2.96	9.866557	(5.74)	3.30	12.391319	(2.56)		0.00
12/31/2017	287,431	24,394	2.14	10.467145	(0.11)‡	3.30	12.716541	6.50	‡	0.00
12/31/2016	185,995	16,679	1.31	10.362318	3.39	2.80	11.742678	(2.79	)‡	0.25
12/31/2015	59,545	5,569	2.46	10.022226	(0.16)‡	2.80	10.814533	(1.78)		0.85
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2019	5,838	437	3.93	13.011729	14.24	0.45	14.049037	7.76	‡	0.30
12/31/2018	696	61	5.47	11.390120	(2.70)	0.45	11.404486	(2.60)		0.35
12/31/2017+	42	4	0.00	11.706338	0.23 ‡	0.45	11.709333	0.25	‡	0.35
JNL/PIMCO Real Return Fund - Class A
12/31/2019	950,319	66,272	0.00	10.692520	4.54	3.61	17.069754	8.38		0.00
12/31/2018	971,273	72,742	0.66	10.227968	(5.72)	3.61	15.749761	(2.23)		0.00
12/31/2017	1,114,819	80,744	0.00	10.847955	(0.54)	3.61	16.108966	2.47	‡	0.00
12/31/2016	1,134,262	83,789	5.93	10.906571	1.45	3.61	15.164453	(1.30	)‡	0.30
12/31/2015	1,111,946	85,311	3.56	10.750670	(6.54)	3.61	13.765953	(3.92)		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2019	3,068	177	0.00	17.398068	8.22	0.45	17.437504	8.33		0.35
12/31/2018	1,893	119	1.79	16.076438	(2.39)	0.45	16.096733	(2.29)		0.35
12/31/2017+	92	6	0.00	16.470528	0.38 ‡	0.45	16.474817	0.41	‡	0.35
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2019	1,312,217	109,366	0.00	9.512316	4.07	3.90	13.515535	8.21		0.00
12/31/2018	1,502,673	133,983	3.32	9.140474	(4.28)‡	3.90	12.490145	(1.02)		0.00
12/31/2017	1,362,837	118,852	3.24	10.153435	(0.22)	3.11	12.619079	2.54	‡	0.00
12/31/2016	1,282,976	113,730	4.44	10.175792	6.08	3.11	12.042514	2.25	‡	0.30
12/31/2015	1,180,389	113,074	3.88	9.592890	(4.30)	3.11	10.738975	(2.12)		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2019	5,676	500	0.00	11.247724	8.11	0.45	11.273238	8.22		0.35
12/31/2018	5,307	498	6.26	10.404035	(1.27)	0.45	10.417213	(1.17)		0.35
12/31/2017+	105	10	0.00	10.537650	0.84 ‡	0.45	10.540387	0.86	‡	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2019	1,469,608	62,574	0.00	14.332013	10.53	3.61	31.528015	14.59		0.00
12/31/2018	1,330,366	64,412	5.72	12.966775	(8.68)	3.61	27.512574	(5.30)		0.00
12/31/2017	1,640,330	74,596	5.76	14.199066	3.69	3.61	29.053204	6.23	‡	0.00
12/31/2016	1,627,384	78,947	0.18	13.694017	12.89	3.61	25.547388	3.38	‡	0.30
12/31/2015	1,359,848	76,517	5.73	12.130227	(10.19)	3.61	19.845798	(7.67)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PIMCO Investment Grade Credit Bond Fund - Class I - September 25, 2017; JNL/PIMCO Real Return Fund - Class I - September 25, 2017; JNL/PPM America Floating Rate Income Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America High Yield Bond Fund - Class I
12/31/2019	10,658	334	0.00	32.678149	14.40	0.45	30.918754	3.91	‡	0.30
12/31/2018	2,596	92	8.14	28.564040	(5.43)	0.45	28.600242	(5.34)		0.35
12/31/2017+	150	5	0.00	30.204988	1.29 ‡	0.45	30.212873	1.32	‡	0.35
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2019	496,439	25,268	0.00	15.006317	15.04	3.61	22.937558	19.27		0.00
12/31/2018	444,439	26,629	0.88	13.044487	(22.95)	3.61	19.232077	(20.10)		0.00
12/31/2017	611,521	28,967	0.59	16.929312	8.39	3.61	24.069870	11.60	‡	0.00
12/31/2016	666,248	35,150	0.63	15.618365	22.91	3.61	20.866766	14.89	‡	0.30
12/31/2015	290,871	19,267	0.72	12.707547	(11.32)	3.61	15.739741	(8.84)		0.85
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2019	1,844	80	0.00	23.293528	19.09	0.45	23.346387	19.21		0.35
12/31/2018	1,106	57	1.80	19.559347	(20.20)	0.45	19.584144	(20.12)		0.35
12/31/2017+	46	2	0.00	24.511093	7.03 ‡	0.45	24.517488	7.05	‡	0.35
JNL/PPM America Small Cap Value Fund - Class A
12/31/2019	477,385	22,579	0.00	15.734539	17.47	3.90	24.029339	21.77		0.30
12/31/2018	514,978	29,354	0.58	13.395066	(17.30)‡	3.90	19.733255	(20.41)		0.30
12/31/2017	817,668	36,797	0.34	17.955553	13.02	3.61	24.794557	16.82		0.30
12/31/2016	727,297	37,962	0.06	15.886680	25.94	3.61	21.225337	16.21	‡	0.30
12/31/2015	354,269	23,863	0.60	12.614826	(6.91)	3.61	15.444411	(4.45)		1.00
JNL/PPM America Small Cap Value Fund - Class I
12/31/2019	1,352	53	0.00	25.751557	21.93	0.45	25.809893	22.05		0.35
12/31/2018	1,395	66	1.28	21.119706	(20.30)	0.45	21.146395	(20.22)		0.35
12/31/2017+	134	5	0.00	26.499344	6.07 ‡	0.45	26.506157	6.10	‡	0.35
JNL/PPM America Total Return Fund - Class A
12/31/2019	419,541	23,401	0.00	15.580798	7.29	2.55	20.629599	10.06		0.00
12/31/2018	304,001	18,470	2.29	14.522181	(3.73)	2.55	18.743836	(1.23)		0.00
12/31/2017	297,882	14,762	2.27	15.085052	1.66	2.55	18.977948	4.10	‡	0.00
12/31/2016+	233,731	14,313	4.76	14.839165	3.03 ‡	2.55	17.769031	(1.64	)‡	0.30
JNL/PPM America Total Return Fund - Class I
12/31/2019	3,864	260	0.00	12.937519	9.85	0.45	12.966877	9.96		0.35
12/31/2018	2,353	170	4.25	11.777187	(1.41)	0.45	11.792114	(1.31)		0.35
12/31/2017+	119	10	0.00	11.945995	0.47 ‡	0.45	11.949108	0.50	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America High Yield Bond Fund - Class I - September 25, 2017; JNL/PPM America Mid Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Small Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Total Return Fund - Class A - April 25, 2016; JNL/PPM America Total Return Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Value Equity Fund - Class A
12/31/2019	188,816	5,193	0.00	21.586777	17.49	3.61	48.806785	21.44		0.30
12/31/2018	165,628	5,499	1.58	18.373416	(17.18)	3.61	40.190527	(14.38)		0.30
12/31/2017	216,681	6,122	1.30	22.184431	10.91	3.61	46.938194	14.63		0.30
12/31/2016	206,321	6,645	1.92	20.002824	17.32	3.61	40.948112	11.76	‡	0.30
12/31/2015	153,098	5,949	0.00	17.050075	(11.94)	3.61	29.221963	(9.61)		1.00
JNL/PPM America Value Equity Fund - Class I
12/31/2019	961	18	0.00	54.788535	21.64	0.45	54.912898	21.76		0.35
12/31/2018	291	6	3.05	45.041314	(14.24)	0.45	45.098394	(14.15)		0.35
12/31/2017+	—	—	0.00	52.517661	7.88 ‡	0.45	52.531330	7.91	‡	0.35
JNL/RAFI Fundamental Asia Developed Fund - Class A
12/31/2019	204,584	9,751	3.88	17.257357	12.39	3.06	24.338623	15.88		0.00
12/31/2018	208,937	11,403	4.17	15.354881	(16.47)	3.06	21.002919	(13.86)		0.00
12/31/2017	295,472	13,737	3.33	18.383350	19.54	3.06	24.383454	20.15	‡	0.00
12/31/2016	208,586	11,828	1.95	15.379017	6.31	3.06	19.304291	2.43	‡	0.30
12/31/2015	219,873	13,507	2.27	14.466271	1.80	3.06	16.974553	4.08		0.85
JNL/RAFI Fundamental Asia Developed Fund - Class I
12/31/2019	445	19	4.53	23.718583	15.77	0.45	23.986595	15.88		0.35
12/31/2018+	149	7	11.00	20.488419	(8.18)‡	0.45	20.699226	(6.18	)‡	0.35
JNL/RAFI Fundamental Europe Fund - Class A
12/31/2019	293,869	18,586	5.16	12.952627	11.06	3.10	18.341320	14.55		0.00
12/31/2018	319,616	22,894	3.11	11.663101	(17.41)	3.10	16.011718	(14.80)		0.00
12/31/2017	451,987	27,300	3.11	14.121117	19.98	3.10	18.792194	21.79	‡	0.00
12/31/2016	323,938	23,924	2.90	11.769941	(4.82)	3.10	14.818133	(3.14	)‡	0.30
12/31/2015	433,280	31,079	1.88	12.365901	(4.94)	3.10	14.548004	(2.78)		0.85
JNL/RAFI Fundamental Europe Fund - Class I
12/31/2019	476	27	5.75	17.850243	14.35	0.45	18.051926	14.46		0.35
12/31/2018+	194	12	5.26	15.610291	(8.54)‡	0.45	15.770901	(6.87	)‡	0.35
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2019+	398,125	23,942	1.88	12.509504	9.58	3.61	19.767458	13.61		0.00
12/31/2018	384,172	25,871	0.61	11.415569	(25.70)	3.61	17.399197	(22.96)		0.00
12/31/2017	550,343	28,245	0.98	15.364910	(5.67)	3.61	22.583793	(1.90)	‡	0.00
12/31/2016	780,959	38,793	2.38	16.288826	29.65	3.61	22.436175	20.21		0.30
12/31/2015	315,208	20,761	0.62	12.564055	(8.42)	3.61	15.962302	(5.86)	‡	0.85

+

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/MC S&P SMid 60 Fund, a separate series in JNL Variable Fund LLC. JNL/MC S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019. The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Value Equity Fund - Class I - September 25, 2017; JNL/RAFI Fundamental Asia Developed Fund - Class I - August 13, 2018; JNL/RAFI Fundamental Europe Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2019+	1,179	59	1.89	20.093294	13.52		0.45	20.138668	13.64		0.35
12/31/2018	853	48	3.49	17.699818	(23.08)		0.45	17.722060	(23.00)		0.35
12/31/2017+	27	1	0.00	23.009890	5.28	‡	0.45	23.015644	5.31	‡	0.35
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2019	2,563,416	112,356	2.60	10.528729	5.34	‡	6.50	28.369809	8.27	‡	0.00
12/31/2018	2,498,352	129,293	2.18	11.312120	(15.31)	‡	5.20	22.742591	(10.00)	‡	0.30
12/31/2017	3,269,999	150,696	2.16	15.684916	10.38	‡	3.90	26.292066	13.44	‡	0.00
12/31/2016	2,748,415	146,108	2.47	14.305005	8.12		3.70	21.675909	3.91	‡	0.30
12/31/2015	2,829,536	166,512	2.61	13.230606	(6.53)		3.70	17.912469	(3.98)		1.00
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2019+	5,712	199	3.19	28.977185	19.22		0.45	29.042917	19.34		0.35
12/31/2018	4,931	205	4.66	24.305745	(9.87)		0.45	24.336539	(9.78)		0.35
12/31/2017+	587	22	0.00	26.966479	7.06	‡	0.45	26.973511	7.09	‡	0.35
JNL/S&P 4 Fund - Class A
12/31/2019	5,955,743	222,780	0.00	20.291761	20.61		3.61	31.382427	25.04		0.00
12/31/2018	5,447,351	251,816	0.00	16.824895	(9.61)		3.61	25.098025	(6.27)		0.00
12/31/2017	6,613,163	283,160	0.00	18.614233	11.30		3.61	26.777350	14.21	‡	0.00
12/31/2016	6,640,845	324,245	0.00	16.724988	6.39		3.61	22.687760	2.97	‡	0.25
12/31/2015	5,961,071	317,278	5.26	15.720931	(8.41)		3.61	19.646862	(5.85)		0.85
JNL/S&P 4 Fund - Class I
12/31/2019	11,173	461	0.00	29.071590	8.73	‡	0.80	23.889796	24.98		0.35
12/31/2018	5,633	288	0.00	19.090936	(6.40)		0.45	19.115128	(6.30)		0.35
12/31/2017+	826	40	0.00	20.396082	9.01	‡	0.45	20.401406	9.04	‡	0.35
JNL/S&P Competitive Advantage Fund - Class A
12/31/2019	964,055	30,553	1.28	24.041266	24.78		3.61	37.182019	29.36		0.00
12/31/2018	851,582	34,523	0.85	19.267464	(6.16)		3.61	28.743076	(2.69)		0.00
12/31/2017	1,019,414	39,757	1.31	20.532986	15.43		3.61	29.539066	17.46	‡	0.00
12/31/2016	1,026,739	47,314	0.99	17.787709	1.96		3.61	24.022892	5.47	‡	0.30
12/31/2015	1,017,895	49,066	0.79	17.446068	(2.40)		3.61	21.803786	0.33		0.85
JNL/S&P Competitive Advantage Fund - Class I
12/31/2019	2,625	70	2.17	37.696114	29.16		0.45	37.781638	29.29		0.35
12/31/2018	2,934	101	2.06	29.186057	(2.80)		0.45	29.223032	(2.70)		0.35
12/31/2017+	9	0	0.00	30.027293	13.23	‡	0.45	30.035128	13.26	‡	0.35

+

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, each a separate series in JNL Variable Fund LLC. JNL/MC JNL 5 Fund and JNL/MC S&P SMid 60 Fund, respectively, are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019. The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P 4 Fund - Class I - September 25, 2017; JNL/S&P Competitive Advantage Fund - Class I - September 25, 2017; JNL/RAFI Fundamental U.S. Small Cap Fund - Class I - August 13, 2018; JNL/RAFI Multi-Factor U.S. Equity Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2019	3,344,086	123,017	3.50	20.330902	22.93	3.75	31.977602	27.63	0.00
12/31/2018	2,779,742	129,121	2.91	16.538242	(8.81)‡	3.75	25.054786	(5.31)	0.00
12/31/2017	3,380,008	146,995	2.64	18.577935	8.12	3.51	26.459019	11.68 ‡	0.00
12/31/2016	3,658,769	176,161	2.58	17.183103	13.68	3.51	22.997104	2.76 ‡	0.30
12/31/2015	2,109,657	118,250	2.38	15.114905	(2.79)	3.51	18.738681	(0.17)	0.85
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2019	12,012	372	4.64	32.536696	27.46	0.45	32.610471	27.59	0.35
12/31/2018	5,208	206	5.57	25.526025	(5.47)	0.45	25.558337	(5.37)	0.35
12/31/2017+	202	7	0.00	27.002540	5.89 ‡	0.45	27.009556	5.92 ‡	0.35
JNL/S&P International 5 Fund - Class A
12/31/2019	57,395	4,583	2.93	11.604284	6.50 ‡	2.55	13.284064	17.82	0.00
12/31/2018	40,774	3,786	5.37	10.370634	(9.72)‡	1.95	11.274424	(15.48)	0.00
12/31/2017	43,563	3,376	10.75	12.803061	31.44	1.25	13.340088	28.52 ‡	0.00
12/31/2016	23,926	2,444	4.20	9.740329	6.93	1.25	9.829923	7.36	0.85
12/31/2015	20,176	2,209	1.07	9.108667	(3.36)	1.25	9.155837	(2.97)	0.85
JNL/S&P International 5 Fund - Class I
12/31/2019	1,539	134	3.72	11.445135	17.58	0.45	11.470978	17.70	0.35
12/31/2018	723	74	11.74	9.733516	(15.48)	0.45	9.745746	(15.40)	0.35
12/31/2017+	—	—	0.00	11.516503	5.46 ‡	0.45	11.519506	5.49 ‡	0.35
JNL/S&P Intrinsic Value Fund - Class A
12/31/2019	723,232	28,128	2.32	19.586651	16.95	3.61	30.293021	21.25	0.00
12/31/2018	670,705	31,261	1.52	16.747460	(9.17)	3.61	24.984642	(5.82)	0.00
12/31/2017	774,041	33,575	2.54	18.438913	14.71	3.61	26.527492	16.16 ‡	0.00
12/31/2016	788,429	40,173	2.54	16.073978	1.55	3.61	21.709498	1.01 ‡	0.30
12/31/2015	889,029	47,146	1.01	15.828810	(16.90)	3.61	19.783444	(14.57)	0.85
JNL/S&P Intrinsic Value Fund - Class I
12/31/2019	3,551	116	3.35	30.912999	21.02	0.45	30.983149	21.15	0.35
12/31/2018	3,513	138	3.49	25.542801	(5.96)	0.45	25.575175	(5.86)	0.35
12/31/2017+	—	—	0.00	27.160297	9.65 ‡	0.45	27.167370	9.68 ‡	0.35
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2019	2,152,146	71,619	0.00	17.954577	22.12	3.75	38.421561	26.47	0.25
12/31/2018	1,853,862	77,564	0.00	14.702517	(10.16)	3.75	30.379663	(6.94)	0.25
12/31/2017	2,070,473	79,921	0.00	16.365397	18.73	3.75	32.646273	1.53 ‡	0.25
12/31/2016	1,687,676	79,458	0.00	13.783991	2.11	3.75	26.309910	1.21 ‡	0.30
12/31/2015	1,664,641	82,113	0.00	13.499307	(3.91)	3.75	21.988401	(1.23)	1.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Dividend Income & Growth Fund - Class I - September 25, 2017; JNL/S&P International 5 Fund - Class I - September 25, 2017; JNL/S&P Intrinsic Value Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2019	10,669	387	0.00	26.181736	26.59	0.45	26.241077	26.72		0.35
12/31/2018	4,971	237	0.00	20.681899	(6.86)	0.45	20.708058	(6.76)		0.35
12/31/2017+	54	2	0.00	22.204014	6.29 ‡	0.45	22.209763	6.32	‡	0.35
JNL/S&P Managed Conservative Fund - Class A
12/31/2019	1,103,850	71,857	0.00	10.805918	7.03	3.70	18.268163	10.78		0.25
12/31/2018	1,114,769	79,899	0.00	10.096043	(5.87)	3.70	16.490040	(1.30	)‡	0.25
12/31/2017	1,354,151	93,796	0.00	10.725978	2.98	3.70	16.812445	6.53		0.30
12/31/2016	1,446,989	105,843	0.00	10.415449	1.22	3.70	15.782199	0.32	‡	0.30
12/31/2015	1,389,796	105,546	0.00	10.290203	(5.13)	3.70	13.931217	(2.54)		1.00
JNL/S&P Managed Conservative Fund - Class I
12/31/2019	2,083	144	0.00	14.471648	10.85	0.45	14.504527	10.96		0.35
12/31/2018	564	43	0.00	13.055386	(2.68)	0.45	13.071972	(2.58)		0.35
12/31/2017+	—	—	0.00	13.414282	1.16 ‡	0.45	13.417774	1.19	‡	0.35
JNL/S&P Managed Growth Fund - Class A
12/31/2019	5,060,005	173,818	0.00	17.239658	19.77	3.80	37.294263	24.10		0.25
12/31/2018	4,556,169	192,724	0.00	14.394084	(9.46)	3.80	30.052397	(6.17)		0.25
12/31/2017	5,274,869	207,662	0.00	15.898892	16.55	3.80	32.030139	6.77	‡	0.25
12/31/2016	4,668,928	220,001	0.00	13.641164	1.98	3.80	26.281885	1.15	‡	0.30
12/31/2015	4,587,195	226,173	0.00	13.376898	(3.92)	3.80	21.979530	(1.20)		1.00
JNL/S&P Managed Growth Fund - Class I
12/31/2019	8,148	362	0.00	21.995024	24.20	0.45	22.044505	24.33		0.35
12/31/2018	4,424	250	0.00	17.709187	(6.04)	0.45	17.731283	(5.95)		0.35
12/31/2017+	245	13	0.00	18.848273	5.77 ‡	0.45	18.852821	5.80	‡	0.35
JNL/S&P Managed Moderate Fund - Class A
12/31/2019	2,650,994	144,879	0.00	12.882339	10.73	3.70	21.614229	14.55		0.30
12/31/2018	2,604,499	161,636	0.00	11.633900	(6.96)	3.70	18.868818	(3.73)		0.30
12/31/2017	3,023,012	179,028	0.00	12.503764	7.15	3.70	19.599012	10.84		0.30
12/31/2016	2,985,773	194,214	0.00	11.669931	1.73	3.70	17.683018	1.08	‡	0.30
12/31/2015	2,971,042	201,531	0.00	11.471200	(4.71)	3.70	15.530152	(2.11)		1.00
JNL/S&P Managed Moderate Fund - Class I
12/31/2019	3,285	167	0.00	17.055228	14.73	0.45	17.093893	14.85		0.35
12/31/2018	2,457	165	0.00	14.865097	(3.61)	0.45	14.883909	(3.51)		0.35
12/31/2017+	112	7	0.00	15.421922	2.61 ‡	0.45	15.425942	2.63	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Aggressive Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Conservative Fund - Class I - September 25, 2017; JNL/S&P Managed Growth Fund - Class I - September 25, 2017; JNL/S&P Managed Moderate Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2019	5,311,356	210,974	0.00	11.997300	6.80 ‡	4.80	32.266611	18.83		0.25
12/31/2018	5,059,942	236,891	0.00	12.452209	(8.66)	4.01	27.154202	(2.87	)‡	0.25
12/31/2017	5,895,637	259,603	0.00	13.633007	11.46	4.01	28.349262	15.66		0.30
12/31/2016	5,588,111	282,437	0.00	12.231575	1.45	4.01	24.511393	1.12	‡	0.30
12/31/2015	5,606,997	295,689	0.00	12.057079	(4.66)	4.01	20.562380	(1.75)		1.00
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2019	5,782	244	0.00	19.807035	18.93	0.45	19.851939	19.05		0.35
12/31/2018	7,487	343	0.00	16.654879	(5.04)	0.45	16.675961	(4.95)		0.35
12/31/2017+	845	48	0.00	17.539458	4.15 ‡	0.45	17.544013	4.18	‡	0.35
JNL/S&P Mid 3 Fund - Class A
12/31/2019	207,022	16,203	1.64	11.601129	16.97	3.01	13.762849	20.55		0.00
12/31/2018	194,975	18,147	1.55	9.917861	(17.76)	3.01	11.417027	(15.23)		0.00
12/31/2017	290,523	22,643	1.83	12.059562	8.69	3.01	13.468599	10.49	‡	0.00
12/31/2016	276,617	23,845	1.56	11.095236	14.41	3.01	11.929264	10.65	‡	0.30
12/31/2015	218,007	21,868	0.16	9.697588	(12.11)‡	3.01	10.055206	(11.37)		0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2019	488	35	1.97	13.830551	20.51	0.45	13.862285	20.63		0.35
12/31/2018	357	31	4.37	11.476966	(15.35)	0.45	11.491792	(15.26)		0.35
12/31/2017+	7	1	0.00	13.557459	11.71 ‡	0.45	13.561213	11.74	‡	0.35
JNL/S&P Total Yield Fund - Class A
12/31/2019	390,634	17,791	2.08	16.711462	17.76	3.61	25.845776	22.08		0.00
12/31/2018	371,365	20,395	1.21	14.191453	(14.32)	3.61	21.171042	(11.15)		0.00
12/31/2017	491,375	23,711	2.02	16.562745	7.10	3.61	23.827744	11.36	‡	0.00
12/31/2016	562,315	29,782	1.88	15.465357	8.64	3.61	20.886739	5.35	‡	0.30
12/31/2015	477,082	28,136	1.28	14.235652	(11.00)	3.61	17.791682	(8.51)		0.85
JNL/S&P Total Yield Fund - Class I
12/31/2019	792	30	3.00	26.227778	21.85	0.45	26.287290	21.98		0.35
12/31/2018	453	21	3.07	21.524044	(11.34)	0.45	21.551322	(11.25)		0.35
12/31/2017+	20	1	0.00	24.275959	7.35 ‡	0.45	24.282269	7.38	‡	0.35
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2019	39,519	3,902	0.00	9.992260	4.34	1.25	10.727081	5.65		0.00
12/31/2018	40,687	4,202	0.00	9.576623	(1.43)	1.25	10.153158	(0.19)		0.00
12/31/2017	46,171	4,713	0.81	9.715831	0.42	1.25	10.172085	1.58	‡	0.00
12/31/2016	46,195	4,749	0.83	9.674734	3.24	1.25	9.778752	3.65		0.85
12/31/2015	31,988	3,402	0.00	9.371523	(1.76)	1.25	9.434563	(1.36)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Moderate Growth Fund - Class I - September 25, 2017; JNL/S&P Mid 3 Fund - Class I - September 25, 2017; JNL/S&P Total Yield Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2019	5,451,154	310,960	0.00	15.659223	1.71	‡	3.05	18.972909	24.06		0.00
12/31/2018	2,996,911	209,096	0.64	13.363852	(2.14)		2.55	15.292871	0.40		0.00
12/31/2017	2,095,782	144,829	0.84	13.656158	5.76	‡	2.55	15.231704	13.45	‡	0.00
12/31/2016	793,775	61,907	0.29	12.734276	6.43		1.25	12.902874	6.86		0.85
12/31/2015	379,008	31,534	0.03	11.964386	3.21		1.25	12.074524	3.62		0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2019	72,860	4,063	0.00	17.758371	23.88		0.45	17.798638	24.01		0.35
12/31/2018	20,423	1,412	1.24	14.334665	0.22		0.45	14.352814	0.32		0.35
12/31/2017+	788	55	0.00	14.303237	3.27	‡	0.45	14.306955	3.30	‡	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2019	6,861,910	74,219	0.00	24.112941	22.51		6.80	128.878871	31.13		0.00
12/31/2018	5,444,728	76,571	0.07	19.682388	(13.36	)‡	6.80	98.281895	(1.42)		0.00
12/31/2017	5,403,325	74,380	0.06	31.417594	16.79	‡	5.10	99.697798	28.51	‡	0.00
12/31/2016	3,344,432	60,976	0.00	32.016573	(2.45)		3.91	69.932075	0.82	‡	0.30
12/31/2015	3,513,721	64,603	0.00	32.821580	6.45		3.91	61.722961	9.76		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2019	44,956	345	0.00	134.261335	30.95		0.45	134.564873	31.08		0.35
12/31/2018	21,133	212	0.42	102.525956	(1.58)		0.45	102.655821	(1.48)		0.35
12/31/2017+	889	9	0.00	104.169828	7.64	‡	0.45	104.196948	7.66	‡	0.35
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A
12/31/2019	481,521	37,499	0.00	12.677727	21.53		1.25	13.610013	23.06		0.00
12/31/2018	453,455	43,058	0.00	10.431994	(8.14)		1.25	11.060014	(6.98)		0.00
12/31/2017	183,701	16,046	0.00	11.356706	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016	181,444	18,131	0.00	9.951751	1.83		1.25	10.058753	2.24		0.85
12/31/2015	206,681	21,078	0.00	9.773005	(5.77)		1.25	9.838774	(5.40)		0.85
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2019	5,518,630	40,942	0.00	72.311173	26.44		3.91	178.181452	31.15		0.25
12/31/2018	4,405,857	42,575	0.00	57.190331	(6.22)		3.91	135.858667	(2.70)		0.25
12/31/2017	4,606,567	43,054	0.00	60.980690	19.71		3.91	139.628442	24.16		0.25
12/31/2016	3,355,490	38,772	0.00	50.941809	2.02		3.91	112.461344	0.59	‡	0.25
12/31/2015	3,180,255	38,666	0.00	49.933015	2.38		3.91	91.045726	5.41		1.00
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2019	33,387	172	0.00	163.807059	10.38	‡	0.80	197.934141	31.38		0.35
12/31/2018	14,918	101	0.00	150.463056	(2.59)		0.45	150.653097	(2.49)		0.35
12/31/2017+	1,011	7	0.00	154.461046	5.27	‡	0.45	154.500734	5.29	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - September 25, 2017; JNL/T. Rowe Price Established Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2019	1,089,492	101,965	0.00	7.771538	0.40	3.61	12.731754	4.09		0.00
12/31/2018	1,024,454	99,176	1.41	7.740333	(2.50)	3.61	12.231017	1.10		0.00
12/31/2017	936,682	90,718	1.41	7.938979	(2.43)	3.61	12.097714	1.04	‡	0.00
12/31/2016	986,934	95,653	1.24	8.136878	(2.16)	3.61	11.584897	(0.48	)‡	0.30
12/31/2015	901,709	87,680	0.98	8.316207	(3.24)	3.61	10.861324	(0.53)		0.85
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2019	11,448	889	0.00	12.990821	3.89	0.45	12.596392	2.29	‡	0.30
12/31/2018	3,549	285	2.76	12.504632	1.05	0.45	12.520498	1.15		0.35
12/31/2017+	192	16	0.00	12.374772	(0.22)‡	0.45	12.378009	(0.19	)‡	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2019	1,961,880	55,559	0.00	21.236513	21.27	3.91	45.829426	26.11		0.00
12/31/2018	1,629,905	57,614	1.17	17.511303	(13.06)	3.91	36.341015	(9.58)		0.00
12/31/2017	1,950,172	61,797	1.63	20.142597	14.16	3.91	40.190122	17.80	‡	0.00
12/31/2016	1,508,137	56,106	1.89	17.643887	6.60	3.91	32.210383	4.41	‡	0.30
12/31/2015	1,327,464	54,206	0.81	16.550775	(5.61)	3.91	26.735319	(2.67)		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2019	12,740	273	0.00	47.278868	25.96	0.45	47.386162	26.09		0.35
12/31/2018	6,377	172	2.43	37.534923	(9.71)	0.45	37.582500	(9.62)		0.35
12/31/2017+	438	11	0.00	41.570495	6.81 ‡	0.45	41.581352	6.84	‡	0.35
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2019	32,599	1,976	1.60	15.406142	8.43 ‡	2.08	17.562937	25.02		0.00
12/31/2018	22,313	1,677	0.07	12.839749	(13.38)‡	1.70	14.048630	(8.35)		0.00
12/31/2017	23,512	1,601	0.69	14.529442	15.92	1.25	15.328786	16.83	‡	0.00
12/31/2016	19,627	1,554	0.63	12.533610	15.21	1.25	12.699492	15.67		0.85
12/31/2015	11,347	1,037	0.22	10.879043	(2.64)	1.25	10.979142	(2.25)		0.85
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2019	1,071	62	2.25	17.194035	24.93	0.45	17.233100	25.06		0.35
12/31/2018	375	27	1.57	13.762851	(8.51)	0.45	13.780330	(8.41)		0.35
12/31/2017+	—	—	0.00	15.042372	8.69 ‡	0.45	15.046288	8.72	‡	0.35
JNL/VanEck International Gold Fund - Class A
12/31/2019	63,964	10,480	0.00	5.996960	36.56	1.25	6.570392	38.28		0.00
12/31/2018	46,223	10,369	5.27	4.391315	(16.52)	1.25	4.751431	(15.47)		0.00
12/31/2017	56,369	10,586	4.33	5.260496	12.00	1.25	5.620806	0.37	‡	0.00
12/31/2016	53,404	11,261	0.60	4.696941	51.16	1.25	4.778472	51.76		0.85
12/31/2015	24,596	7,862	3.37	3.107321	(27.51)	1.25	3.148681	(27.22)		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Short-Term Bond Fund - Class I - September 25, 2017; JNL/T. Rowe Price Value Fund - Class I - September 25, 2017; JNL/The London Company Focused U.S. Equity Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Capital Growth Fund - Class A
12/31/2019	368,352	28,366	0.00	12.521376	22.05		3.05	13.349999	25.82		0.00
12/31/2018	250,967	23,938	0.00	10.259593	(10.64	)‡	3.05	10.609999	(1.76)		0.00
12/31/2017+	66,404	6,139	0.00	10.785278	1.68	‡	2.45	10.799999	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2019	8,205	616	0.00	13.313562	25.61		0.45	13.343762	25.73		0.35
12/31/2018	5,079	479	0.00	10.599456	(1.92)		0.45	10.612884	(1.82)		0.35
12/31/2017+	113	10	0.00	10.807333	8.62	‡	0.45	10.810146	8.64	‡	0.35
JNL/Vanguard Equity Income Fund - Class A
12/31/2019	327,446	27,374	0.00	11.631875	0.97	‡	2.60	12.350000	23.75		0.00
12/31/2018	139,346	14,207	0.00	9.647883	(6.30	)‡	2.60	9.980000	(6.47)		0.00
12/31/2017+	24,477	2,304	0.00	10.593100	3.91	‡	2.40	10.670000	6.59	‡	0.00
JNL/Vanguard Equity Income Fund - Class I
12/31/2019	9,094	745	0.00	12.204333	9.98	‡	0.80	12.343388	10.76	‡	0.30
12/31/2018	3,047	306	0.00	9.973021	(6.60)		0.45	9.985657	(6.50)		0.35
12/31/2017+	280	26	0.00	10.677475	6.67	‡	0.45	10.680264	6.70	‡	0.35
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2019	122,884	11,668	0.00	10.242215	(0.47	)‡	2.70	10.910000	7.59		0.00
12/31/2018	63,363	6,364	0.00	9.798329	0.07	‡	2.55	10.140000	0.90		0.00
12/31/2017+	11,763	1,177	0.00	9.967538	0.08	‡	2.40	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2019	3,804	349	0.00	10.888332	7.57		0.45	10.913109	7.68		0.35
12/31/2018	1,210	120	0.00	10.122103	0.74		0.45	10.135004	0.84		0.35
12/31/2017+	15	2	0.00	10.048158	0.28	‡	0.45	10.050843	0.31	‡	0.35
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2019	392,365	34,069	0.00	11.203537	19.78		2.55	11.870000	22.88		0.00
12/31/2018	229,380	24,141	0.00	9.353158	(10.24	)‡	2.55	9.660000	(7.91)		0.00
12/31/2017+	39,623	3,790	0.00	10.423319	1.34	‡	2.45	10.490000	4.90	‡	0.00

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - September 25, 2017; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class I - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2019	20,134	1,696	0.00	11.774642	9.00	‡	0.80	11.895307	22.92		0.35
12/31/2018	9,326	965	0.00	9.664785	(7.93)		0.45	9.677037	(7.84)		0.35
12/31/2017+	801	76	0.00	10.497689	4.98	‡	0.45	10.500428	5.00	‡	0.35
JNL/Vanguard International Fund - Class A
12/31/2019	593,931	51,505	0.00	11.105028	26.65		3.00	11.720002	30.51		0.00
12/31/2018	412,463	46,069	0.00	8.768068	(19.41	)‡	3.00	8.980002	(13.15)		0.00
12/31/2017+	73,360	7,021	0.00	10.416236	0.76	‡	2.60	10.340002	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2019	11,324	972	0.00	11.742650	16.29	‡	0.80	11.696871	30.40		0.35
12/31/2018	5,753	641	0.00	8.958818	(13.26)		0.45	8.970170	(13.17)		0.35
12/31/2017+	209	20	0.00	10.327890	4.75	‡	0.45	10.330587	4.77	‡	0.35
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2019	312,215	29,841	0.00	10.026291	(0.22	)‡	3.30	10.740000	20.95		0.00
12/31/2018	203,704	23,223	0.00	8.649877	(17.17)		2.55	8.880000	(15.02)		0.00
12/31/2017+	114,723	10,965	0.00	10.443514	3.56	‡	2.55	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2019	7,833	733	0.00	10.690446	20.67		0.45	10.791579	10.10	‡	0.30
12/31/2018	4,433	500	0.00	8.859396	(15.12)		0.45	8.870614	(15.04)		0.35
12/31/2017+	189	18	0.00	10.437767	5.01	‡	0.45	10.440481	5.04	‡	0.35
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2019	299,395	27,289	0.00	10.629522	10.34	‡	2.70	11.300001	15.78		0.00
12/31/2018	130,765	13,613	0.00	9.468530	(6.86)		2.40	9.760001	(4.59)		0.00
12/31/2017+	28,653	2,810	0.00	10.166402	0.47	‡	2.40	10.230001	2.30	‡	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2019	10,627	941	0.00	11.294255	15.67		0.45	11.319872	15.79		0.35
12/31/2018	6,140	629	0.00	9.764226	(4.53)		0.45	9.776595	(4.44)		0.35
12/31/2017+	135	13	0.00	10.228014	2.28	‡	0.45	10.230677	2.31	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2019	362,388	32,245	0.00	10.930017	16.38	‡	2.55	11.580000	19.38		0.00
12/31/2018	199,470	20,887	0.00	9.386557	(11.06	)‡	2.60	9.700000	(6.46)		0.00
12/31/2017+	45,149	4,368	0.00	10.305507	2.20	‡	2.40	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2019	14,593	1,260	0.00	11.581316	19.46		0.45	11.607568	19.58		0.35
12/31/2018	8,473	874	0.00	9.694624	(6.49)		0.45	9.706888	(6.40)		0.35
12/31/2017+	340	33	0.00	10.367852	3.68	‡	0.45	10.370544	3.71	‡	0.35
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2019	255,060	20,773	0.00	11.794240	23.45		3.05	12.600014	27.27		0.00
12/31/2018	250,011	25,619	0.00	9.553936	(19.20	)‡	3.05	9.900018	(7.82)		0.00
12/31/2017+	52,018	4,846	0.00	10.702340	3.72	‡	2.50	10.740001	7.72	‡	0.00
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2019	5,272	421	0.00	12.561222	27.09		0.45	12.589757	27.22		0.35
12/31/2018	3,201	324	0.00	9.883506	(7.95)		0.45	9.896053	(7.86)		0.35
12/31/2017+	98	9	0.00	10.737372	7.70	‡	0.45	10.740208	7.73	‡	0.35
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2019	517,915	40,677	0.00	12.277636	26.22		3.05	13.129987	30.13		0.00
12/31/2018	236,799	23,815	0.00	9.727307	(9.87	)‡	3.05	10.089986	(5.79)		0.00
12/31/2017+	47,661	4,457	0.00	10.659332	4.06	‡	2.60	10.709990	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2019	13,974	1,066	0.00	13.095762	29.89		0.45	13.166698	12.09	‡	0.30
12/31/2018	4,959	492	0.00	10.082382	(5.84)		0.45	10.095182	(5.74)		0.35
12/31/2017+	102	10	0.00	10.707422	7.29	‡	0.45	10.710240	7.32	‡	0.35
JNL/WCM Focused International Equity Fund - Class A
12/31/2019	235,077	14,044	0.73	14.971998	3.71	‡	3.05	18.140222	35.48		0.00
12/31/2018	58,982	4,686	0.00	11.545625	(12.73	)‡	2.80	13.390049	(7.85)		0.00
12/31/2017	31,124	2,237	0.37	13.772488	30.02		1.25	14.530276	27.48	‡	0.00
12/31/2016	12,386	1,160	0.10	10.592981	(1.12)		1.25	10.733195	(0.73)		0.85
12/31/2015	8,233	764	0.03	10.713083	4.47		1.25	10.811664	4.89		0.85

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class I - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WCM Focused International Equity Fund - Class I
12/31/2019	4,231	236	0.73	17.969816	35.21		0.45	18.010454	35.35		0.35
12/31/2018	1,614	122	1.03	13.289935	(7.98)		0.45	13.306674	(7.89)		0.35
12/31/2017+	26	2	0.00	14.443184	5.35	‡	0.45	14.446834	5.37	‡	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2019	45,929	4,043	0.00	10.579063	7.97	‡	2.80	12.062833	11.77		0.00
12/31/2018	25,623	2,482	0.00	9.881465	0.24	‡	2.40	10.792489	4.94		0.00
12/31/2017	4,476	447	2.54	9.946650	4.26		1.25	10.284735	4.92	‡	0.00
12/31/2016	3,252	340	0.11	9.539835	1.38		1.25	9.604023	1.79		0.85
12/31/2015+	2,963	314	0.00	9.409740	(5.57	)‡	1.25	9.435350	(6.33	)‡	0.85
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2019	668	57	0.00	11.703731	11.65		0.45	11.730339	11.77		0.35
12/31/2018	285	27	1.69	10.482093	4.73		0.45	10.495425	4.84		0.35
12/31/2017+	5	0	0.00	10.008556	0.79	‡	0.45	10.011156	0.82	‡	0.35
JNL/WMC Balanced Fund - Class A
12/31/2019	8,382,356	150,402	0.00	14.406893	13.48		6.80	76.998991	21.46		0.00
12/31/2018	6,996,799	151,047	1.63	12.695667	(8.18	)‡	6.80	63.394483	(3.41)		0.00
12/31/2017	7,348,459	151,819	1.42	20.682853	4.14	‡	5.10	65.633219	11.83	‡	0.00
12/31/2016	6,047,243	139,519	1.39	25.642874	6.70		3.80	55.272843	3.59	‡	0.25
12/31/2015	4,591,555	116,457	1.26	24.033526	(4.62)		3.80	44.177099	(1.76)		0.85
JNL/WMC Balanced Fund - Class I
12/31/2019	34,219	438	0.00	80.177550	21.30		0.45	80.359519	21.42		0.35
12/31/2018	14,633	223	3.07	66.100686	(3.59)		0.45	66.184488	(3.49)		0.35
12/31/2017+	1,109	16	0.00	68.561867	4.31	‡	0.45	68.579796	4.34	‡	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2019	1,190,470	98,667	1.53	3.099812	(5.11	)‡	6.80	16.567918	1.54		0.00
12/31/2018	1,354,360	113,987	1.13	6.724611	(2.61)		3.75	16.317035	1.13		0.00
12/31/2017	1,125,631	95,348	0.12	6.904777	(3.54)		3.75	16.134199	0.13	‡	0.00
12/31/2016	1,512,918	127,521	0.00	7.158319	(3.67)		3.75	15.102402	(0.08	)‡	0.30
12/31/2015	1,489,594	124,378	0.00	7.430963	(3.68)		3.75	13.519303	(0.85)		0.85
JNL/WMC Government Money Market Fund - Class I
12/31/2019	13,001	781	1.97	17.070022	1.54		0.45	17.108767	1.64		0.35
12/31/2018	12,197	742	1.79	16.811350	1.18		0.45	16.832667	1.28		0.35
12/31/2017+	883	53	0.94	16.615009	0.12	‡	0.45	16.619349	0.15	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WCM Focused International Equity Fund - Class I - September 25, 2017; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - September 25, 2017; JNL/WMC Balanced Fund - Class I - September 25, 2017; JNL/WMC Government Money Market Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total	Ratio of		Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†	Expenses(%)^	Unit Value($)	Return(%)†	Expenses(%)^
JNL/WMC Value Fund - Class A
12/31/2019	766,540	17,994	0.00	28.594485	22.88	3.70	51.416321	27.13	0.30
12/31/2018	641,872	18,987	1.73	23.270230	(13.57)	3.70	40.443449	(10.57)	0.30
12/31/2017	784,224	20,572	1.67	26.924939	11.03	3.70	45.222498	14.86	0.30
12/31/2016	703,505	21,013	1.09	24.250216	9.32	3.70	39.372143	6.06 ‡	0.30
12/31/2015	619,044	20,728	1.45	22.183699	(6.64)	3.70	31.729038	(4.09)	1.00
JNL/WMC Value Fund - Class I
12/31/2019	2,333	43	0.00	55.586775	27.28	0.45	55.712831	27.41	0.35
12/31/2018	1,082	25	3.30	43.672133	(10.46)	0.45	43.727444	(10.37)	0.35
12/31/2017+	102	2	0.00	48.772245	6.45 ‡	0.45	48.784962	6.47 ‡	0.35
JNL/AQR Risk Parity Fund - Class A
12/31/2019#	—	—	0.97	11.543353	10.91	1.25	12.405379	11.57	0.00
12/31/2018	24,728	2,348	0.96	10.407732	(8.06)	1.25	11.119263	(6.90)	0.00
12/31/2017	30,664	2,684	3.21	11.320112	10.50	1.25	11.942936	11.36 ‡	0.00
12/31/2016	32,116	3,114	0.00	10.244351	8.23	1.25	10.379961	8.66	0.85
12/31/2015	25,094	2,638	37.31	9.465234	(11.42)	1.25	9.552346	(11.07)	0.85
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2019#	—	—	8.85	9.986625	2.05	1.25	10.783981	2.65	0.00
12/31/2018	41,032	4,139	0.00	9.785840	(2.99)	1.25	10.505094	(1.76)	0.00
12/31/2017	48,752	4,784	1.43	10.087131	1.92	1.25	10.693283	2.66 ‡	0.00
12/31/2016	55,403	5,556	2.68	9.896872	1.50	1.25	10.043286	1.90	0.85
12/31/2015	67,176	6,854	5.34	9.750821	(2.57)	1.25	9.855675	(2.18)	0.85
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2019#	—	—	3.34	14.947004	11.29	1.70	16.943583	12.18	0.00
12/31/2018	24,126	1,714	5.53	13.430918	(7.18)‡	1.70	15.103486	(9.39)	0.00
12/31/2017	32,210	2,053	4.94	15.484767	15.37	1.25	16.668429	15.50 ‡	0.00
12/31/2016	31,716	2,339	3.56	13.421663	5.83	1.25	13.686867	6.26	0.85
12/31/2015	27,780	2,173	1.73	12.682036	(6.17)	1.25	12.881138	(5.79)	0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2019#	—	—	3.65	13.311663	12.17	0.45	13.334669	12.22	0.35
12/31/2018	68	6	15.53	11.867714	(5.85)	0.45	11.882602	(5.76)	0.35
12/31/2017+	—	—	0.00	12.605224	3.15 ‡	0.45	12.608509	3.18 ‡	0.35
JNL/MC 10 x 10 Fund - Class A
12/31/2019#	—	—	0.00	12.792685	10.51	3.15	18.741872	12.16	0.00
12/31/2018	369,265	26,048	0.00	11.576280	(11.66)	3.15	16.710269	(8.82)	0.00
12/31/2017	453,059	28,792	0.00	13.104195	12.63	3.15	18.327138	13.08 ‡	0.00
12/31/2016	392,562	28,627	0.00	11.634742	8.59	3.15	15.319577	3.75 ‡	0.30
12/31/2015	370,036	29,809	1.96	10.714122	(5.29)	3.15	12.792888	(3.33)	1.10

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Value Fund - Class I - September 25, 2017; JNL/Epoch Global Shareholder Yield Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2019 through June 24, 2019 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of June 21, 2019. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2019

	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC 10 x 10 Fund - Class I
12/31/2019#	—	—	0.00	18.111491	12.07		0.45	18.742196	12.12		0.35
12/31/2018+	10	1	0.00	16.160627	(3.67	)‡	0.45	16.715740	(11.52	)‡	0.35
JNL/PPM America Long Short Credit Fund - Class A
12/31/2019#	—	—	4.90	9.905824	3.54	‡	2.15	11.305748	4.33		0.00
12/31/2018	15,614	1,531	3.01	9.676224	(3.93	)‡	2.00	10.836567	(2.62)		0.00
12/31/2017	13,902	1,310	3.87	10.497220	2.50		1.25	11.128131	3.09	‡	0.00
12/31/2016	15,725	1,524	10.39	10.241393	9.74		1.25	10.392978	10.18		0.85
12/31/2015	14,027	1,497	3.94	9.331998	(4.94)		1.25	9.432416	(4.55)		0.85
JNL/PPM America Long Short Credit Fund - Class I
12/31/2019#	—	—	6.63	8.653335	(0.13)		0.45	10.756295	(4.41	)‡	0.30
12/31/2018	77	9	7.27	8.664713	(2.75)		0.45	8.673869	(2.67)		0.35
12/31/2017+	3	0	0.00	8.909874	1.13	‡	0.45	8.911882	1.16	‡	0.35

+

The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC 10 x 10 Fund - Class I - August 13, 2018; JNL/PPM America Long Short Credit Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on fund expenses. Total return is not annualized if the underlying Investment Division was initially added and funded.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2019 through June 24, 2019 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of June 21, 2019. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2019

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred fifteen (315) Investment Divisions during 2019, but currently contains three-hundred three (303) Investment Divisions as of December 31, 2019. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2019:

Jackson Variable Series Trust
JNL Conservative Allocation Fund Class A and Class I(1)	JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL Institutional Alt 100 Fund Class A(1)	JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL iShares Tactical Growth Fund Class A and Class I	JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL iShares Tactical Moderate Fund Class A and Class I	JNL/Mellon Equity Income Fund - Class A and Class I
JNL iShares Tactical Moderate Growth Fund Class A and Class I	JNL/Neuberger Berman Commodity Strategy Fund Class A
JNL Moderate Allocation Fund Class A and Class I(1)	JNL/Neuberger Berman Currency Fund Class A and Class I
JNL/American Funds Global Growth Fund Class A and Class I	JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I	JNL/PIMCO Investment Grade Credit Bond Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A	JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/BlackRock Global Long Short Credit Fund Class A	JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/DFA U.S. Small Cap Fund Class A and Class I	JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I	JNL/VanEck International Gold Fund Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I	JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)	JNL/Mellon Consumer Staples Sector Fund Class A and Class I
JNL Growth Allocation Fund Class A and Class I(1)	JNL/Mellon Emerging Markets Index Fund Class A and Class I
JNL Institutional Alt 25 Fund Class A and Class I(1)	JNL/Mellon European 30 Fund Class A and Class I
JNL Institutional Alt 50 Fund Class A and Class I(1)	JNL/Mellon Index 5 Fund Class A and Class I(1)
JNL Moderate Growth Allocation Fund Class A and Class I(1)	JNL/Mellon Industrials Sector Fund Class A and Class I
JNL Multi-Manager Alternative Fund Class A	JNL/Mellon International Index Fund Class A and Class I
JNL Multi-Manager International Small Cap Fund Class A and Class I	JNL/Mellon Materials Sector Fund Class A and Class I
JNL Multi-Manager Mid Cap Fund Class A and Class I	JNL/Mellon MSCI KLD 400 Social Index Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I	JNL/Mellon Real Estate Sector Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I	JNL/Mellon S&P 1500 Growth Index Fund Class A and Class I
JNL S&P 500 Index Fund Class I	JNL/Mellon S&P 1500 Value Index Fund Class A and Class I
JNL/American Funds Balanced Fund Class A and Class I	JNL/Mellon S&P 400 MidCap Index Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I	JNL/Mellon S&P 500 Index Fund Class A
JNL/American Funds Capital Income Builder Fund Class A and Class I	JNL/Mellon Small Cap Index Fund Class A and Class I
JNL/American Funds Global Bond Fund Class A and Class I	JNL/Mellon Utilities Sector Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I	JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)	JNL/MMRS Conservative Fund Class A
JNL/American Funds Growth-Income Fund Class A and Class I	JNL/MMRS Growth Fund Class A
JNL/American Funds International Fund Class A and Class I	JNL/Morningstar Wide Moat Index Fund Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)	JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/American Funds New World Fund Class A and Class I	JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/AQR Large Cap Defensive Style Fund - Class A and Class I	JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I	JNL/PIMCO Income Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A	JNL/PIMCO Real Return Fund Class A and Class I
JNL/BlackRock Advantage International Fund - Class A and Class I	JNL/PPM America Floating Rate Income Fund Class A and Class I
JNL/BlackRock Global Allocation Fund Class A and Class I	JNL/PPM America High Yield Bond Fund Class A and Class I
JNL/BlackRock Global Natural Resources Fund Class A and Class I	JNL/PPM America Mid Cap Value Fund Class A and Class I

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2019

JNL/BlackRock Large Cap Select Growth Fund Class A and Class I	JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I	JNL/PPM America Total Return Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I	JNL/PPM America Value Equity Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A and Class I
JNL/Crescent High Income Fund Class A and Class I	JNL/RAFI Fundamental Europe Fund - Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A and Class I
JNL/DFA International Core Equity Fund Class A and Class I	JNL/RAFI Multi -Factor U.S. Equity Fund - Class A and Class I
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)	JNL/S&P 4 Fund Class A and Class I(1)
JNL/DFA U.S. Core Equity Fund Class A and Class I	JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/DoubleLine Core Fixed Income Fund Class A and Class I	JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I	JNL/S&P International 5 Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I	JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund Class A and Class I	JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/First State Global Infrastructure Fund Class A and Class I	JNL/S&P Managed Conservative Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I	JNL/S&P Managed Growth Fund Class A and Class I
JNL/Franklin Templeton Global Fund Class A and Class I	JNL/S&P Managed Moderate Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I	JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/Franklin Templeton Growth Allocation Fund Class A and Class I(1)	JNL/S&P Mid 3 Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I	JNL/S&P Total Yield Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Fund Class A and Class I	JNL/Scout Unconstrained Bond Fund Class A
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I	JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A	JNL/T. Rowe Price Managed Volatility Balanced Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I	JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I	JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/Heitman U.S. Focused Real Estate Fund Class A	JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Invesco China-India Fund Class A and Class I	JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Invesco Diversified Dividend Fund Class A and Class I	JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A and Class I	JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Invesco International Growth Fund Class A and Class I	JNL/Vanguard Growth ETF Allocation Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I	JNL/Vanguard International Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I	JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/JPMorgan Global Allocation Fund - Class A and Class I	JNL/Vanguard Moderate ETF Allocation Fund Class A and Class I
JNL/JPMorgan Hedged Equity Fund Class A and Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I	JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I	JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Lazard Emerging Markets Fund Class A and Class I	JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/Loomis Sayles Global Growth Fund Class A	JNL/WMC Balanced Fund Class A and Class I
JNL/Mellon Bond Index Fund Class A and Class I	JNL/WMC Government Money Market Fund Class A and Class I
JNL/Mellon Communication Services Sector Fund Class A and I	JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/Mellon Consumer Discretionary Sector Fund Class A and Class I	JNL/Mellon Information Technology Sector Fund Class A and Class I
JNL/Mellon DowSM Index Fund Class A and Class I	JNL/Mellon JNL 5 Fund Class A and Class I
JNL/Mellon Energy Sector Fund Class A and Class I	JNL/Mellon MSCI World Index Fund Class A and Class I
JNL/Mellon Financial Sector Fund Class A and Class I	JNL/Mellon Nasdaq 100 Index Fund Class A and Class I
JNL/Mellon Healthcare Sector Fund Class A and Class I	JNL/Mellon S&P SMid 60 Fund Class A and Class I
JNL/Mellon Information Technology Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

During the year ended December 31, 2019, the following Funds changed names effective June 24, 2019:

Prior Fund Name	Current Fund Name	Reason For Change

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2019

JNL/AB Dynamic Asset Allocation Fund	JNL/JPMorgan Global Allocation Fund	Sub-Adviser Replacement
JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Growth Allocation Fund	Name Convention Update
JNL/Goldman Sachs Core Plus Bond Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	Sub-Adviser Replacement
JNL/MC Bond Index Fund	JNL/Mellon Bond Index Fund	Name Convention Update
JNL/MC Communication Services Sector Fund	JNL/Mellon Communication Services Sector Fund	Name Convention Update
JNL/MC Consumer Discretionary Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	Name Convention Update
JNL/MC Consumer Staples Sector Fund	JNL/Mellon Consumer Staples Sector Fund	Name Convention Update
JNL/MC Dow Index Fund	JNL/Mellon Dow Index Fund	Name Convention Update
JNL/MC Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund	Name Convention Update
JNL/MC Energy Sector Fund	JNL/Mellon Energy Sector Fund	Name Convention Update
JNL MC European 30 Fund	JNL/RAFI® Fundamental Europe Fund	Name Convention Update
JNL/MC Financial Sector Fund	JNL/Mellon Financial Sector Fund	Name Convention Update
JNL/MC Healthcare Sector Fund	JNL/Mellon Healthcare Sector Fund	Name Convention Update
JNL/MC Index 5 Fund	JNL/Mellon Index 5 Fund	Name Convention Update
JNL/MC Industrials Sector Fund	JNL/Mellon Industrials Sector Fund	Name Convention Update
JNL/MC Information Technology Sector Fund	JNL/Mellon Information Technology Sector Fund	Name Convention Update
JNL/MC International Index Fund	JNL/Mellon International Index Fund	Name Convention Update
JNL/MC Materials Sector Fund	JNL/Mellon Materials Sector Fund	Name Convention Update
JNL/MC MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	Name Convention Update
JNL/MC MSCI World Index Fund	JNL/Mellon MSCI World Index Fund	Name Convention Update
JNL/MC Nasdaq 100 Index Fund	JNL/Mellon Nasdaq 100 Index Fund	Name Convention Update
JNL/MC Pacific Rim 30 Fund	JNL/RAFI® Fundamental Asia Developed Fund	Name Convention Update
JNL/MC Real Estate Sector Fund	JNL/Mellon Real Estate Sector Fund	Name Convention Update
JNL/MC S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Growth Index Fund	Name Convention Update
JNL/MC S&P 1500 Value Index Fund	JNL/Mellon S&P 1500 Value Index Fund	Name Convention Update
JNL/MC S&P 400 MidCap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund	Name Convention Update
JNL/MC S&P 500 Index Fund	JNL/Mellon S&P 500 Index Fund	Name Convention Update
JNL/MC Small Cap Index Fund	JNL/Mellon Small Cap Index Fund	Name Convention Update
JNL/MC Utilities Sector Fund	JNL/Mellon Utilities Sector Fund	Name Convention Update
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Neuberger Berman Commodity Strategy Fund	Name Convention Update
JNL/PIMCO Investment Grade Corporate Bond Fund	JNL/PIMCO Investment Grade Credit Bond Fund	Name Convention Update
JNL/The Boston Company Equity Income Fund	JNL/Mellon Equity Income Fund	Sub-Adviser Replacement

During the year ended December 31, 2019, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2019.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/AQR Risk Parity Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	June 24, 2019
JNL/BlackRock Global Long Short Credit Fund	JNL/Crescent High Income Fund	June 24, 2019
JNL/Epoch Global Shareholder Yield Fund	JNL/Mellon Equity Income Fund	June 24, 2019
JNL/MC 10 x 10 Fund	JNL/Mellon Index 5 Fund	June 24, 2019
JNL/MC JNL 5 Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	June 24, 2019
JNL/MC S&P® SMid 60 Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	June 24, 2019
JNL/PPM America Long Short Credit Fund	JNL/PPM America High Yield Bond Fund	June 24, 2019

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2019

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2019, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable Underlying Fund. Investments in the Underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge. An annual contract maintenance charge of $35 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2019

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.70%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $940,434 and $1,362,530 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2019

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Abbreviations

MC - Mellon Capital

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the Jackson National Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Jackson National Life Insurance Company’s Separate Accounts since 1999.

Chicago, Illinois
March 30, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix
Statements of assets and liabilities as of December 31, 2019, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two‑year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL Institutional Alt 100 Fund - Class A
JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 25 Fund - Class I
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 50 Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class A

JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/Crescent High Income Fund - Class A
JNL/Crescent High Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A
JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A(1)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I(1)
JNL/First State Global Infrastructure Fund - Class A
JNL/First State Global Infrastructure Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Global Fund - Class A
JNL/Franklin Templeton Global Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class A

JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class A(1)
JNL/Franklin Templeton Growth Allocation Fund - Class I(1)
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class I
JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco China-India Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class I(1)
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/Mellon Utilities Sector Fund - Class A(1)
JNL/Mellon Utilities Sector Fund - Class I(1)
JNL/Mellon Bond Index Fund - Class A(1)
JNL/Mellon Bond Index Fund - Class I(1)
JNL/Mellon Communication Services Sector Fund - Class A(1)
JNL/Mellon Communication Services Sector Fund - Class I(1)
JNL/Mellon Consumer Discretionary Sector Fund - Class A(1)
JNL/Mellon Consumer Discretionary Sector Fund - Class I(1)
JNL/Mellon Consumer Staples Sector Fund - Class A(1)
JNL/Mellon Consumer Staples Sector Fund - Class I(1)
JNL/Mellon Dow Index Fund - Class A(1)
JNL/Mellon Dow Index Fund - Class I(1)
JNL/Mellon Emerging Markets Index Fund - Class A(1)
JNL/Mellon Emerging Markets Index Fund - Class I(1)
JNL/Mellon Energy Sector Fund - Class A(1)
JNL/Mellon Energy Sector Fund - Class I(1)
JNL/Mellon Equity Income Fund - Class A(1)
JNL/Mellon Equity Income Fund - Class I(1)
JNL/Mellon Financial Sector Fund - Class A(1)

JNL/Mellon Financial Sector Fund - Class I(1)
JNL/Mellon Healthcare Sector Fund - Class A(1)
JNL/Mellon Healthcare Sector Fund - Class I(1)
JNL/Mellon Index 5 Fund - Class A(1)
JNL/Mellon Industrials Sector Fund - Class A(1)
JNL/Mellon Industrials Sector Fund - Class I(1)
JNL/Mellon Information Technology Sector Fund - Class A(1)
JNL/Mellon Information Technology Sector Fund - Class I(1)
JNL/Mellon International Index Fund - Class A(1)
JNL/Mellon International Index Fund - Class I(1)
JNL/Mellon Materials Sector Fund - Class A(1)
JNL/Mellon Materials Sector Fund - Class I(1)
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A(1)
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I(1)
JNL/Mellon MSCI World Index Fund - Class A(1)
JNL/Mellon MSCI World Index Fund - Class I(1)
JNL/Mellon Nasdaq® 100 Index Fund - Class A(1)
JNL/Mellon Nasdaq® 100 Index Fund - Class I(1)
JNL/Mellon Real Estate Sector Fund - Class A(1)
JNL/Mellon Real Estate Sector Fund - Class I(1)
JNL/Mellon S&P 1500 Growth Index Fund - Class A(1)
JNL/Mellon S&P 1500 Growth Index Fund - Class I(1)
JNL/Mellon S&P 1500 Value Index Fund - Class A(1)
JNL/Mellon S&P 1500 Value Index Fund - Class I(1)
JNL/Mellon S&P 400 MidCap Index Fund - Class A(1)
JNL/Mellon S&P 400 MidCap Index Fund - Class I(1)
JNL/Mellon S&P 500 Index Fund - Class A(1)
JNL/Mellon S&P 500 Index Fund - Class I(1)
JNL/Mellon Small Cap Index Fund - Class A(1)
JNL/Mellon Small Cap Index Fund - Class I(1)
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A(1)
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A(1)
JNL/PIMCO Investment Grade Credit Bond Fund - Class I(1)
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class I

JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/PPM America Value Equity Fund - Class A
JNL/PPM America Value Equity Fund - Class I
JNL/RAFI Fundamental Asia Developed Fund - Class A(1)
JNL/RAFI Fundamental Europe Fund - Class A(1)
JNL/S&P 4 Fund - Class A
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class A
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class A
JNL/S&P Total Yield Fund - Class I
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class I

JNL/VanEck International Gold Fund - Class A
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Global Bond Market Index Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class A
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

Statements of assets and liabilities as of December 31, 2019, and the related statements of operations and changes in net assets for the period from June 24, 2019 (inception) to December 31, 2019.

JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/BlackRock Advantage International Fund - Class A
JNL/BlackRock Advantage International Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/RAFI MultiFund -Factor U.S. Equity Fund - Class A
JNL/RAFI MultiFund -Factor U.S. Equity Fund - Class I

Statements of assets and liabilities as of December 31, 2019, and the related statements of operations and changes in net assets for the year ended December 31, 2019 and the period from August 13, 2018 (inception) to December 31, 2018.

JNL Multi-Manager International Small Cap Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco China-India Fund - Class I
JNL/Invesco Global Real Estate Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Mellon Index 5 Fund - Class I
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/RAFI Fundamental Asia Developed Fund - Class I(1)
JNL/RAFI Fundamental Europe Fund - Class I(1)

Statements of operations for the period from January 1, 2019 to June 24, 2019 (closure) and the statements of changes in net assets for the period from January 1, 2019 to June 24, 2019 (closure) and the year ended December 31, 2018.

JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Long Short Credit Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class I
JNL/MC JNL 5 Fund - Class A
JNL/MC JNL 5 Fund - Class I
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC S&P SMid 60 Fund - Class I
JNL/MC 10 x 10 Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Long Short Credit Fund - Class I

Statement of operations for the period from January 1, 2019 to June 24, 2019 (closure) and the statements of changes in net assets for the period from January 1, 2019 to June 24, 2019 (closure) and the period August 13, 2018 (inception) to December 31, 2018.

JNL/MC 10 x 10 Fund - Class I

(1)	See Note 1 to the financial statements for the former name of the Investment Division.

APPENDIX B

Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
Jackson National Life Insurance Company and Subsidiaries:

Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2019 and 2018, the related consolidated statements of income, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2019, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have served as the Company’s auditor since 1999.

Dallas, Texas
March 5, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2019	2018
Investments:
Available for sale debt securities, at fair value (amortized cost: 2019, $53,505,152; 2018, $52,388,400, including $151,071 and $170,362 at fair value under the fair value option at December 31, 2019 and 2018, respectively)	$56,974,022	$51,865,357
Equity securities, at fair value	1,531,780	1,748,395
Commercial mortgage loans, net of allowance	9,903,569	9,405,897
Policy loans (includes $3,585,838 and $3,543,680 at fair value under the fair value option
at December 31, 2019 and 2018, respectively)	4,705,744	4,687,437
Derivative instruments	1,486,367	730,637
Other invested assets	382,245	389,183
Total investments	74,983,727	68,826,906
Cash and cash equivalents	1,843,787	3,741,713
Accrued investment income	588,639	622,483
Deferred acquisition costs	11,665,230	10,412,327
Reinsurance recoverable	8,410,165	8,497,846
Deferred income taxes, net	676,810	710,503
Receivables from affiliates	247,770	283,793
Other assets	1,269,580	1,240,521
Separate account assets	195,070,474	163,301,375
Total assets	$294,756,182	$257,637,467

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$19,128,441	$19,609,799
Other contract holder funds	64,048,396	60,449,255
Funds held under reinsurance treaties, at fair value under the fair value option	3,760,294	3,745,074
Debt	574,724	615,733
Securities lending payable	48,318	43,470
Derivative instruments	24,262	324,389
Other liabilities	2,999,056	2,238,556
Separate account liabilities	195,070,474	163,301,375
Total liabilities	285,653,965	250,327,651

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	4,088,323	3,968,323
Shares held in trust	(4,311)	(11,382)
Equity compensation reserve	526	3,599
Accumulated other comprehensive income, net of tax expense (benefit)
of $331,047 in 2019 and $(235,484) in 2018	2,475,459	(182,759)
Retained earnings	2,528,420	3,518,235
Total stockholder's equity	9,102,217	7,309,816
Total liabilities and equity	$294,756,182	$257,637,467

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2019	2018	2017
Revenues
Fee income	$6,324,974	$6,182,969	$5,734,935
Premium	537,130	5,122,823	169,079
Net investment income	2,761,300	2,601,307	2,654,542
Net realized losses on investments:
Total other-than-temporary impairments	(1,619)	(11,358)	(3,070)
Portion of other-than-temporary impairments included in
other comprehensive income	(724)	(512)	18
Net other-than-temporary impairments	(2,343)	(11,870)	(3,052)
Other net investment losses	(6,457,062)	(613,129)	(3,424,277)
Total net realized losses on investments	(6,459,405)	(624,999)	(3,427,329)
Other income	69,533	60,626	68,395
Total revenues	3,233,532	13,342,726	5,199,622
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,430,007	6,942,148	1,023,522
Interest credited on other contract holder funds, net of deferrals	1,632,488	1,547,599	1,547,561
Interest expense	83,601	86,172	54,342
Operating costs and other expenses, net of deferrals	1,907,054	1,340,186	1,817,455
Amortization of deferred acquisition and sales inducement costs	(981,423)	1,151,244	(27,492)
Total benefits and expenses	4,071,727	11,067,349	4,415,388
Pretax (loss) income	(838,195)	2,275,377	784,234
Income tax (benefit) expense	(373,380)	248,342	322,932
Net (loss) income	$(464,815)	$2,027,035	$461,302

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2019	2018	2017

Net (loss) income	$(464,815)	$2,027,035	$461,302

Other comprehensive income, net of tax:
Net unrealized gains (losses) on available for sale debt securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2019 $689,532; 2018 $(352,559); 2017 $168,816)	2,593,958	(1,326,295)	406,815

Net unrealized losses on other-than-temporarily impaired available for sale debt securities (net of tax benefit of: 2019 $140; 2018 $97; 2017 $4)	(529)	(366)	(8)

Reclassification adjustment for gains (losses) included in net income (net of tax expense (benefit) of: 2019 $17,223; 2018 $(23,700); 2017 $47,948)	64,789	(89,156)	89,045

Total other comprehensive income (loss)	2,658,218	(1,415,817)	495,852
Comprehensive income	$2,193,403	$611,218	$957,154

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity
Balances as of December 31, 2016	$13,800	$3,816,079	$(22,686)	$5,785	$597,122	$2,222,359	$6,632,459

Net income	—	—	—	—	—	461,302	461,302
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	495,852	—	495,852
Dividends to stockholder	—	—	—	—	—	(600,487)	(600,487)
Shares acquired at cost	—	—	(2,392)	—	—	—	(2,392)
Shares distributed at cost	—	—	6,227	—	—	—	6,227
Reserve for equity compensation plans	—	—	—	4,464	—	—	4,464
Balances as of December 31, 2017	13,800	3,816,079	(18,851)	10,249	1,092,974	2,083,174	6,997,425

Net income	—	—	—	—	—	2,027,035	2,027,035
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	(1,415,817)	—	(1,415,817)
Capital Contribution	—	152,244	—	—	—	—	152,244
Dividends to stockholder	—	—	—	—	—	(451,890)	(451,890)
Cumulative effects of changes in
accounting principles, net of tax	—	—	—	—	140,084	(140,084)	—
Shares acquired at cost	—	—	(5,386)	—	—	—	(5,386)
Shares distributed at cost	—	—	12,855	—	—	—	12,855
Reserve for equity compensation plans	—	—	—	(266)	—	—	(266)
Fair value of shares issued under equity
compensation plans	—	—	—	(6,384)	—	—	(6,384)
Balances as of December 31, 2018	13,800	3,968,323	(11,382)	3,599	(182,759)	3,518,235	7,309,816

Net loss	—	—	—	—	—	(464,815)	(464,815)
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	2,658,218	—	2,658,218
Capital Contribution	—	120,000	—	—	—	—	120,000
Dividends to stockholder	—	—	—	—	—	(525,000)	(525,000)
Shares acquired at cost	—	—	(2,865)	—	—	—	(2,865)
Shares distributed at cost	—	—	9,936	—	—	—	9,936
Reserve for equity compensation plans	—	—	—	1,206	—	—	1,206
Fair value of shares issued under equity
compensation plans	—	—	—	(4,279)	—	—	(4,279)
Balances as of December 31, 2019	$13,800	$4,088,323	$(4,311)	$526	$2,475,459	$2,528,420	$9,102,217

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2019	2018	2017
Cash flows from operating activities:
Net (loss) income	$(464,815)	$2,027,035	$461,302
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized (gains) losses on investments	(192,872)	18,628	50,663
Net losses on derivatives	6,579,610	480,132	3,130,445
Interest credited on other contract holder funds, gross	1,639,621	1,556,087	1,558,057
Mortality, expense and surrender charges	(640,930)	(663,090)	(671,593)
Amortization of discount and premium on investments	20,246	7,261	16,539
Deferred income tax (benefit) expense	(672,923)	134,520	541,038
Share-based compensation	54,780	26,324	70,810
Cash received from reinsurance transaction	36,583	321,898	—
Change in:
Accrued investment income	38,748	36,019	77,774
Deferred sales inducements and acquisition costs	(1,788,555)	392,041	(881,511)
Income tax accruals	(79,688)	72,152	(204,405)
Other assets and liabilities, net	(171,271)	307,885	600,296
Net cash provided by operating activities	4,358,534	4,716,892	4,749,415

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	10,050,934	5,521,000	9,771,562
Equity securities	470,108	135,504	325,225
Commercial mortgage loans	1,242,742	1,028,609	1,401,641
Purchases of:
Debt securities	(10,514,918)	(7,873,628)	(6,546,920)
Equity securities	(129,933)	(559,284)	(40,128)
Commercial mortgage loans	(1,750,063)	(1,070,411)	(2,358,647)
Other investing activities	(7,683,976)	2,334,064	(4,535,715)
Net cash used in investing activities	(8,315,106)	(484,146)	(1,982,982)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	22,633,929	21,009,161	21,854,967
Withdrawals	(23,106,380)	(21,972,929)	(17,948,260)
Net transfers to separate accounts	2,646,178	(224,991)	(5,406,328)
Net (payments on) proceeds from repurchase agreements	—	—	(411,857)
Net proceeds from (payments on) Federal Home Loan Bank notes	300,140	(600,070)	99,999
Net proceeds from (payments on) debt	16,096	22,393	(5,896)
Shares held in trust at cost, net	7,071	7,469	3,835
Capital contribution from Parent	86,612	100,000	—
Payment of cash dividends to Parent	(525,000)	(450,000)	(600,000)
Net cash provided by (used in) financing activities	2,058,646	(2,108,967)	(2,413,540)

Net (decrease) increase in cash and cash equivalents	(1,897,926)	2,123,779	352,893

Cash and cash equivalents, beginning of year	3,741,713	1,617,934	1,265,041
Cash and cash equivalents, end of year	$1,843,787	$3,741,713	$1,617,934

Supplemental Cash Flow Information
Income tax paid (received)	$379,278	$35,413	$(13,212)
Interest paid	$30,834	$32,995	$21,237

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•	Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC;

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides certain services to Jackson and certain affiliates;

•	Other insignificant wholly owned subsidiaries; and

•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.

On August 15, 2017, National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, announced the sale of its broker-dealer business to LPL Financial LLC (“LPL”). In December 2018, the broker dealer’s subsidiaries were consolidated into NPH, which was then contributed to Jackson by its parent, Brooke Life and, subsequently, converted to National Planning Holdings, LLC (“NPH LLC”).

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation.

During 2019, the Company identified an error in the financial statements for the periods ending December 31, 2018 and 2017, related to a miscalculation in an actuarial model, as described below. Management reviewed the impact of the adjustment on these prior periods and determined, taken as a whole, it was immaterial to the prior periods impacted.

In 2017, the Company implemented a revised actuarial model for the valuation of reserves for variable annuity guaranteed benefits. In 2019, management identified a miscalculation in this revised model related to the effect of partial withdrawals on the guaranteed minimum death benefit rollup benefits, which resulted in an overstatement of reserves of $148.2 million and $104.8 million as of December 31, 2018 and 2017, respectively. The Company recorded an immaterial correction to the consolidated financial statements for December 31, 2018, by decreasing reserves for future policy benefits and claims payable by $148.2 million, as well as a resulting increase in deferred acquisition costs and deferred tax asset of $45.4 million and $21.6 million, respectively. As a result, net income increased by $22.7 million and $58.5 million for 2018 and 2017, respectively. The Company also adjusted the corresponding footnotes for 2018 and 2017, where applicable, for this correction.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842),” which established a new accounting model for leases. Lessees are required to recognize most leases on the balance sheet as a right-of-use asset and a related lease liability. The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and adjusted for certain lease incentives and initial direct costs. Lease expense recognition continues to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under previous guidance. Effective January 1, 2019, the Company adopted ASU 2016-02 and all related amendments utilizing the effective date transition method with a cumulative effect adjustment recorded as of the beginning of the year. The Company elected the practical expedient to combine lease and non-lease components for certain real estate leases. As permitted by ASU 2016-02, the Company did not reassess whether existing contracts contain a lease under the new definition of a lease, did not change the lease classification for existing leases, and did not reassess whether initial indirect costs for existing leases would qualify for capitalization under the new guidance. The adoption of ASU 2016-02 did not have a material impact on the Company’s consolidated financial statements, but did result in additional disclosures related to leases.

In August 2017, the FASB issued ASU No. 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities,” which changed the recognition and presentation requirements of hedge accounting. Effective January 1, 2019, the Company adopted ASU No. 2017-12 with no impact on the Company’s consolidated financial statements.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which required that certain premiums on callable debt securities be amortized to the earliest call date. Effective January 1, 2019, the Company adopted ASU No. 2017-08 with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU No. 2018-15 is effective for fiscal years beginning after December 15, 2019 and can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The adoption of ASU No. 2018-15 is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt any removed or modified disclosures while delaying adoption of the new disclosures until the effective date. Certain amendments are required to be applied prospectively for only the most recent annual period presented, where other amendments are to be applied retrospectively to all periods presented. Upon adoption in 2020, the Company will revise the impacted disclosures within the Company’s consolidated financial statements.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement will be required. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2021, with required retrospective application to January 1, 2020. Early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s consolidated financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss (“CECL”) model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment and replaces existing guidance for purchased credit deteriorated loans and debt securities. The guidance also requires enhanced disclosures. ASU No. 2016-13 is effective for public entities that meet the definition of an SEC filer for annual reporting periods beginning after December 15, 2019. As of December 31, 2019, the Company estimates the commercial mortgage and other loan CECL allowance to be a reduction in opening retained earnings by approximately $60 - $85 million on a pre-tax basis. The ultimate impact of adoption is dependent upon changes in the outstanding balance and composition of the investment portfolio, macroeconomic conditions, and reasonable and supportable forecasts of those macroeconomic conditions used within the credit loss models. Further validation of the models could also impact the balance sheet adjustment upon implementation. While the final methodology for the reinsurance receivable CECL allowance is still under development, the allowance is not expected to be material. The Company plans to adopt the standard on its effective date of January 1, 2020, with a cumulative effect adjustment to retained earnings.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $220.1 million and $291.6 million as of December 31, 2019 and 2018, respectively.

Debt securities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities include common stocks, preferred stocks, mutual funds, and limited partnerships. Carrying values for limited partnership investments are generally determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value. All equity securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses. Acquisition discounts and premiums on commercial mortgage loans are amortized into investment income through maturity dates using the effective interest method.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. The Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At December 31, 2019 and 2018, $3.6 billion and $3.5 billion, respectively, of these loans were carried at fair value, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At December 31, 2019 and 2018, the Company had $1.1 billion and $1.2 billion respectively, of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. Federal Home Loan Bank capital stock is carried at cost and adjusted for any impairment. Real estate is carried at the lower of depreciated cost or fair value.

The Company’s involvement with variable interest entities (“VIEs”) is primarily to invest in assets that gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance the activities of the entity without additional subordinated financial support, or where investors lack certain characteristics of a controlling financial interest. The Company performs ongoing qualitative assessments of variable interests in VIEs to determine whether it has a controlling financial interest and would, therefore, be considered the primary beneficiary of the VIE. If the Company determines it is the primary beneficiary of a VIE, it consolidates the assets and liabilities of the VIE in its consolidated financial statements.

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2019, 2018, or 2017.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable annuities issued by the Company, may contain embedded derivatives. Further details regarding Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2019 and 2018, deferred acquisition costs decreased by $573.8 million and $26.6 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2019 and 2018, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2019 and 2018, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At December 31, 2019 and 2018, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2019, 2018, and 2017.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2019 and 2018, deferred sales inducements decreased by $88.6 million and $8.7 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2019, 2018, and 2017.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income. Additionally, in 2017, the Company implemented an enhancement to the method for incorporating own credit risk in the discounting of embedded derivative cash flows. The impact of the enhancement reduced reserves by $558.0 million, net of deferred acquisition costs.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business.  Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers.  Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and debt securities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319.0 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344.0 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.00%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $247.8 million and $283.8 million at December 31, 2019 and 2018, respectively.

Jackson provides a revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The outstanding balance at both December 31, 2019 and 2018 was nil.

Value of Business Acquired
The Company has an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts in the acquisition of a business, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for previously acquired traditional life insurance products and deferred annuity contracts. This intangible asset is amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and, Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that are not included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the amount calculated on a separate company basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions for recoverability are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

Group payout annuities consist of a closed block of defined benefit annuity plans. The liability for future benefits for these limited payment contracts is calculated using assumptions as of the acquisition date as to mortality and expense plus provisions for adverse deviation.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business. For fixed deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the above mentioned fair value adjustment. For the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract and 3) the liability for guaranteed benefits related to the optional lifetime income rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2019 and 2018, the assets and liabilities associated with variable life and annuity contracts were $195.1 billion and $163.3 billion, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 9 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II, which had balances of $316.3 million and $251.6 million at December 31, 2019 and 2018, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance.  Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding.  Refer to Note 10 for further information regarding the Company’s debt.

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. The Company recognizes compensation expense based on a grant-date award fair value, ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policy holder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 5, 2020, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2019, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2019, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $310.0 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Debt Securities
Carrying Value
Investment Rating	December 31, 2019
AAA	20.2%
AA	7.2%
A	37.5%
BBB	33.3%
Investment grade	98.2%
BB	1.2%
B and below	0.6%
Below investment grade	1.8%
Total fixed maturities	100.0%

At December 31, 2019, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 82% were investment grade, 3% were below investment grade and 15% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 43% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2019, the industries accounting for the largest percentage of unrealized losses included consumer goods (23% of corporate gross

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

unrealized losses) and energy (20%). The largest unrealized loss related to a single corporate obligor was $1.3 million at December 31, 2019.

At December 31, 2019 and 2018, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale debt securities, including $151.1 million and $170.4 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2019	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,709,013	$427,441	$705	$6,135,749	$—
Other government securities	1,601,199	140,134	50	1,741,283	—
Public utilities	6,150,362	602,251	2,348	6,750,265	—
Corporate securities	34,225,801	2,141,339	16,759	36,350,381	—
Residential mortgage-backed	989,312	60,476	1,543	1,048,245	(24,042)
Commercial mortgage-backed	2,948,412	101,447	3,461	3,046,398	205
Other asset-backed securities	1,881,053	30,040	9,392	1,901,701	(10,824)
Total debt securities	$53,505,152	$3,503,128	$34,258	$56,974,022	$(34,661)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2018	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,713,656	$15	$238,888	$5,474,783	$—
Other government securities	1,471,357	23,590	13,771	1,481,176	—
Public utilities	5,833,462	165,615	80,865	5,918,212	—
Corporate securities	34,815,946	369,043	778,917	34,406,072	—
Residential mortgage-backed	770,697	51,257	8,152	813,802	(25,221)
Commercial mortgage-backed	2,469,784	14,633	33,449	2,450,968	205
Other asset-backed securities	1,313,498	19,581	12,735	1,320,344	(10,824)
Total debt securities	$52,388,400	$643,734	$1,166,777	$51,865,357	$(35,840)

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2)	Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The amortized cost, gross unrealized gains and losses, and fair value of debt securities at December 31, 2019, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized(1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$2,147,068	$20,914	$310	$2,167,672
Due after 1 year through 5 years	12,189,795	499,737	1,084	12,688,448
Due after 5 years through 10 years	18,378,278	1,139,060	11,199	19,506,139
Due after 10 years through 20 years	6,980,513	772,931	3,817	7,749,627
Due after 20 years	7,990,721	878,523	3,452	8,865,792
Residential mortgage-backed	989,312	60,476	1,543	1,048,245
Commercial mortgage-backed	2,948,412	101,447	3,461	3,046,398
Other asset-backed securities	1,881,053	30,040	9,392	1,901,701
Total	$53,505,152	$3,503,128	$34,258	$56,974,022

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $117.5 million and $107.1 million at December 31, 2019 and 2018, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2019 and 2018, debt securities include $151.1 million and $170.4 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2019	Cost	Gains	Losses	Value
Prime	$320,795	$13,079	$101	$333,773
Alt-A	89,357	24,975	20	114,312
Subprime	80,086	13,008	53	93,041
Total non-agency RMBS	$490,238	$51,062	$174	$541,126

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost	Gains	Losses	Value
Prime	$211,848	$10,386	$988	$221,246
Alt-A	110,207	22,710	297	132,620
Subprime	110,602	12,170	365	122,407
Total non-agency RMBS	$432,657	$45,266	$1,650	$476,273

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in thousands):

	December 31, 2019			December 31, 2018

	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$439	$35,304	1	$163,795	$3,974,019	13
Other government securities	49	3,976	1	4,731	272,178	12
Public utilities	1,916	177,199	22	51,088	1,502,841	146
Corporate securities	13,236	1,303,684	93	546,814	17,308,634	1,395
Residential mortgage-backed	824	251,299	27	2,241	88,304	57
Commercial mortgage-backed	3,415	361,889	35	13,282	906,683	56
Other asset-backed securities	8,180	684,169	72	1,883	311,333	57
Total temporarily impaired
securities	$28,059	$2,817,520	251	$783,834	$24,363,992	1,736

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$266	$104,589	2	$75,093	$1,420,441	11
Other government securities	—	—	—	9,039	103,619	9
Public utilities	433	8,710	1	29,777	520,522	48
Corporate securities	3,523	108,060	22	232,104	3,421,660	321
Residential mortgage-backed	719	62,884	43	5,911	139,273	77
Commercial mortgage-backed	46	10,529	2	20,167	511,273	47
Other asset-backed securities	1,212	63,245	13	10,852	375,711	76
Total temporarily impaired
securities	$6,199	$358,017	83	$382,943	$6,492,499	589

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$705	$139,893	3	$238,888	$5,394,460	24
Other government securities	49	3,976	1	13,770	375,797	21
Public utilities	2,349	185,909	23	80,865	2,023,363	194
Corporate securities	16,759	1,411,744	115	778,918	20,730,294	1,716
Residential mortgage-backed	1,543	314,183	70	8,152	227,577	134
Commercial mortgage-backed	3,461	372,418	37	33,449	1,417,956	103
Other asset-backed securities	9,392	747,414	85	12,735	687,044	133
Total temporarily impaired
securities	$34,258	$3,175,537	334	$1,166,777	$30,856,491	2,325

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale debt securities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2019 and 2018, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31,

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

2019 and 2018, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 30% to 70% and 25% to 70%, respectively.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2019	2018	2017
Available-for-sale debt securities
Realized gains on sale	$302,047	$52,155	$152,283
Realized losses on sale	(107,036)	(59,731)	(201,604)
Impairments:
Total other-than-temporary impairments	(1,619)	(11,358)	(3,070)
Portion of other-than-temporary impairments
included in other comprehensive income	(724)	(512)	18
Net other-than-temporary impairments	(2,343)	(11,870)	(3,052)
Other	204	818	1,710
Net realized gains (losses) on non-derivative investments	192,872	(18,628)	(50,663)
Net losses on derivative instruments	(6,652,277)	(606,371)	(3,376,666)
Total net realized losses on investments	$(6,459,405)	$(624,999)	$(3,427,329)

The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2019, 2018, and 2017 was $2,305.4 million, $3,903.1 million and $4,276.1 million, respectively, which was approximately 96%, 99%, and 96% of book value, respectively.

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The following summarizes the current year activity for credit losses recognized in net income on securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2019	2018
Cumulative credit loss beginning balance	$200,929	$227,263
Additions:
New credit losses	1,087	6,082
Incremental credit losses	1,255	782
Reductions:
Securities sold, paid down or disposed of	(20,802)	(27,148)
Securities where there is intent to sell	(1,087)	(6,050)
Cumulative credit loss ending balance	$181,382	$200,929

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell debt securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Equity Securities
At December 31, 2019 and 2018, investments in limited partnerships had carrying values of $1,384.1 million and $1,276.3 million, respectively.

In 2017, the Company funded PPM Loan Holding Management Company, LLC, an affiliated investment entity facilitating the issuance of collateralized loan obligations. At December 31, 2019 and 2018, the Company’s investment in PPM Loan Holding Management Company, LLC had a carrying value of $83.6 million and $96.6 million, respectively, and was included in equity securities.

Limited Partnerships and Limited Liability Companies
The Company invests in certain limited partnerships (“LPs”) and limited liability companies (“LLCs”) that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs as it does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In addition, the Company does not have the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the entities.

The carrying amounts of the Company’s investments in the LPs and LLCs are recognized in equity securities on the consolidated balance sheets. Unfunded commitments for these investments are detailed in Note 13. The Company’s exposure to loss is limited to the capital invested and unfunded commitments related to the LPs and LLCs.

Mutual Funds
The Company invests in certain mutual funds that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs.

Mutual funds for which the Company does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance or for which the Company does not have the obligation to absorb losses or the

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

right to receive benefits that could potentially be significant to the entities are recognized in equity securities on the consolidated balance sheets and were $135.8 million and $107.6 million at December 31, 2019 and 2018, respectively.

Structured Securities
The Company makes investments in structured debt securities issued by VIEs for which it is not the manager. These structured securities include RMBS, CMBS, and ABS. The Company has not provided financial or other support with respect to these VIEs other than the original investment. The Company has determined that it is not the primary beneficiary of these VIEs due to the relative size of the investment in comparison to the principal amount of the structured debt securities issued by the VIEs and the level of credit subordination that reduces the Company’s obligation to absorb losses or right to receive benefits that could potentially be significant to the entities. The Company’s maximum exposure to loss on these structured debt securities is limited to the amortized cost for these investments. The Company recognizes the variable interest in these VIEs at fair value on the consolidated balance sheets.

Commercial Mortgage Loans
Commercial mortgage loans of $9.9 billion and $9.4 billion at December 31, 2019 and 2018, respectively, are reported net of an allowance for loan losses of $8.9 million and $5.4 million at each date, respectively. At December 31, 2019, commercial mortgage loans were collateralized by properties located in 40 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment. During 2019 and 2018, Jackson recognized impairment charges against the allowance for loan losses of nil and $1.7 million, respectively.

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, (in thousands):

Allowance for loan losses:	2019	2018
Balance at beginning of year	$5,441	$6,844
Charge-offs	—	(1,694)
Recoveries	—	—
Net charge-offs	—	(1,694)
Addition to allowance	3,437	291
Balance at end of year	$8,878	$5,441

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2019		December 31, 2018
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Collectively evaluated for impairment	8,897	9,903,569	5,441	9,405,897
Total	$8,878	$9,903,569	$5,441	$9,405,897

As of December 31, 2019 and 2018, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Under Jackson's policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2019:
Impaired Loans with a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—
Impaired Loans without a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—
Total Impaired Loans
Retail	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2018:
Impaired Loans with a Valuation Allowance
Retail	$—	$—	$—	$694	$—
Total	$—	$—	$—	$694	$—
Impaired Loans without a Valuation Allowance
Retail	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—
Total Impaired Loans
Retail	$—	$—	$—	$694	$—
Total	$—	$—	$—	$694	$—

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2019
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,776,245	$—	$—	$—	$3,776,245
Hotel	818,136	—	—	—	818,136
Office	1,256,136	—	—	—	1,256,136
Retail	1,776,944	—	—	—	1,776,944
Warehouse	2,276,108	—	—	—	2,276,108
Total	$9,903,569	$—	$—	$—	$9,903,569

	December 31, 2018
	In Good Standing	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,427,767	$—	$—	$—	$3,427,767
Hotel	840,919	—	—	—	840,919
Office	1,060,419	—	—	—	1,060,419
Retail	1,787,481	—	—	—	1,787,481
Warehouse	2,289,311	—	—	—	2,289,311
Total	$9,405,897	$—	$—	$—	$9,405,897

(1) Includes mezzanine loans of $3.8 million and $66.0 million in the categories of Apartment and Office, respectively.

As of December 31, 2019 and 2018, there were no commercial mortgage loans involved in troubled debt restructuring.

Other Invested Assets
Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. At both December 31, 2019 and 2018, Federal Home Loan Bank capital stock had carrying value of $125.4 million. At December 31, 2019 and 2018, real estate totaling $256.8 million and $263.8 million, respectively, included foreclosed properties with a book value of $0.7 million in both 2019 and 2018.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2019 and 2018, the estimated fair value of loaned securities was $46.4 million and $41.9 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2019 and 2018, cash collateral received in the amount of $48.3 million and $43.5 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. During 2019 and 2018, short-term borrowings under such agreements averaged $77.0 million and $369.0 million, respectively, with weighted average interest rates of 2.29% and 1.85% during 2019 and 2018, respectively. At both December 31, 2019 and 2018, the outstanding repurchase agreement balance was nil, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

sheets. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral. Interest expense totaled $1.8 million, $6.8 million, and $4.3 million in 2019, 2018, and 2017, respectively. The highest level of short-term borrowings at any month end was $410.6 million in 2019 and $1,009.9 million in 2018.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Debt securities	$2,139,728	$1,933,243	$1,963,569
Equity securities	206,784	180,962	158,809
Commercial mortgage loans	392,318	340,636	305,338
Derivative instruments	72,667	126,239	246,221
Policy loans	410,584	393,166	400,788
Other investment (loss) income	(5,807)	52,515	(6,052)
Total investment income	3,216,274	3,026,761	3,068,673
Less: income on funds held under reinsurance treaties	(329,755)	(310,554)	(322,764)
Less: investment expenses	(125,219)	(114,900)	(91,367)
Net investment income	$2,761,300	$2,601,307	$2,654,542

Unrealized gains included in investment income that were recognized on equity securities held were $189.3 million, $169.9 million, and $146.2 million, respectively, at December 31, 2019, 2018, and 2017. Investment income (loss) of $4.4 million, $(0.6) million, and $0.6 million was recognized on securities carried at fair value recorded through income at December 31, 2019, 2018, and 2017, respectively.

During 2019, investment income was reduced by $329.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $321.4 million on policy loans, $3.5 million of debt security income, $4.4 million gain on debt securities with fair value recorded through the consolidated income statement, and $0.5 million of income from other invested assets. During 2018, investment income was reduced by $310.6 million for expense incurred on the liability for funds held under reinsurance treaties, including $307.2 million on policy loans, $3.2 million of debt security income, $0.6 million loss on debt securities with fair value recorded through the consolidated income statement, and $0.8 million of income from other invested assets. During 2017, investment income was reduced by $322.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $320.1 million on policy loans, $2.4 million of debt security income, $0.4 million loss on debt securities with fair value recorded through the consolidated income statement, and $0.7 million of income from other invested assets.

4.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other net investment losses.

Cross-currency total return swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency total return swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Amounts paid or received are netted with amounts paid or received on the hedged foreign currency denominated trust agreements supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Cross-currency swaps are over-the-counter agreements to exchange interest and principal payments denominated in different currencies. These contracts are entered into for the purpose of hedging the foreign currency exposure on certain debt securities held in the investment portfolio. Cross-currency swaps are carried at fair value.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

Treasury futures contracts are used to hedge movements in interest rates and are carried at fair value.

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2019
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$154,103	$4,765	$125,571	$(1,402)	$3,363
Cross-currency total
return swaps	541,688	7,587	388,979	(20,627)	(13,040)
Equity index call options	31,000,000	561,416	—	—	561,416
Equity index futures	—	—	19,065,289	—	—
Equity index put options	44,500,000	323,321	—	—	323,321
Interest rate swaps	8,750,000	501,690	1,000,000	(2,233)	499,457
Put-swaptions	3,000,000	87,588	—	—	87,588
Treasury futures	—	—	2,572,453	—	—
Total	$87,945,791	$1,486,367	$23,152,292	$(24,262)	$1,462,105

	December 31, 2018
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency total
return swaps	$432,811	$6,583	$582,150	$(25,744)	$(19,161)
Equity index call options	41,250,000	73,831	—	—	73,831
Equity index futures	—	—	24,590,242	—	—
Equity index put options	35,000,000	472,828	9,000,000	(278,464)	194,364
Interest rate swaps	11,000,000	163,408	3,000,000	(20,181)	143,227
Put-swaptions	3,000,000	13,987	—	—	13,987
Treasury futures	—	—	4,096,734	—	—
Total	$90,682,811	$730,637	$41,269,126	$(324,389)	$406,248

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2019
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Cross-currency swaps	$813	$1,839	$2,652
Equity index call options	103,656	—	103,656
Equity index futures	(6,390,835)	—	(6,390,835)
Equity index put options	(1,278,712)	—	(1,278,712)
Fixed index annuity embedded derivatives	(309,921)	—	(309,921)
Interest rate swaps	356,231	70,828	427,059
Put-swaptions	64,775	—	64,775
Treasury futures	540,248	—	540,248
Variable annuity embedded derivatives	261,468	—	261,468
Total	$(6,652,277)	$72,667	$(6,579,610)

	Year Ended December 31, 2018
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$(700,111)	$—	$(700,111)
Equity index futures	2,080,356	—	2,080,356
Equity index put options	(510,618)	—	(510,618)
Fixed index annuity embedded derivatives	42,221	—	42,221
Interest rate swaps	(271,773)	126,239	(145,534)
Put-swaptions	13,686	—	13,686
Treasury futures	29,954	—	29,954
Variable annuity embedded derivatives	(1,290,086)	—	(1,290,086)
Total	$(606,371)	$126,239	$(480,132)

	Year Ended December 31, 2017
	Net	Net Investment Income
	Derivative		Net Gain (Loss)
	Gains (Losses)
Equity index call options	$1,892,556	$—	$1,892,556
Equity index futures	(5,030,793)	—	(5,030,793)
Equity index put options	(279,592)	—	(279,592)
Fixed index annuity embedded derivatives	(327,420)	—	(327,420)
Interest rate swaps	(182,068)	246,221	64,153
Put-swaptions	(7,515)	—	(7,515)
Treasury futures	34,224	—	34,224
Variable annuity embedded derivatives	523,942	—	523,942
Total	$(3,376,666)	$246,221	$(3,130,445)

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2019 and 2018, the fair value of Jackson’s net derivative assets by counterparty were $1,462.1 million and $544.6 million, respectively, and held collateral was $1,752.1 million and $669.1 million respectively, related to these agreements. At December 31, 2019 and 2018, the fair value of Jackson’s net derivative liabilities by counterparty was nil and $138.4 million, respectively, and provided collateral was nil and $133.2 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2019 or 2018, in aggregate, Jackson would have had to disburse $290.0 million and $129.6 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2019
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$1,486,367	$—	$1,486,367	$24,262	$820,674	$617,770	$23,661

Financial Liabilities:
Derivative liabilities	$24,262	$—	$24,262	$24,262	$—	$—	$—
Securities loaned	48,318	—	48,318	—	48,318	—	—
Total financial liabilities	$72,580	$—	$72,580	$24,262	$48,318	$—	$—

	December 31, 2018
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Derivative assets	$730,637	$—	$730,637	$186,011	$328,687	$210,733	$5,206

Financial Liabilities:
Derivative liabilities	$324,389	$—	$324,389	$186,011	$—	$126,987	$11,391
Securities loaned	43,470	—	43,470	—	43,470	—	—
Total financial liabilities	$367,859	$—	$367,859	$186,011	$43,470	$126,987	$11,391

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $4,172.0 million and

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

$3,948.0 million for 2019 and 2018, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

		December 31, 2019		December 31, 2018
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities (1)	$56,974,022	$56,974,022	$51,865,357	$51,865,357
	Equity securities	1,531,780	1,531,780	1,748,395	1,748,395
	Commercial mortgage loans	9,903,569	10,232,092	9,405,897	9,282,225
	Policy loans (1)	4,705,744	4,705,744	4,687,437	4,687,437
	Derivative instruments	1,486,367	1,486,367	730,637	730,637
	FHLBI capital stock	125,415	125,415	125,415	125,415
	Cash and cash equivalents	1,843,787	1,843,787	3,741,713	3,741,713
	GMIB reinsurance recoverable	302,796	302,796	300,600	300,600
	Receivables from affiliates	247,770	247,770	283,793	283,793
	Separate account assets	195,070,474	195,070,474	163,301,375	163,301,375

Liabilities
	Other contract holder funds
	Annuity reserves (2)	$40,818,140	$47,985,566	$38,678,108	$42,728,096
	Reserves for guaranteed investment contracts	1,529,591	1,569,453	1,665,967	1,649,954
	Trust instruments supported by funding agreements	8,852,566	9,086,798	7,298,432	7,322,631
	Federal Home Loan Bank funding agreements	1,904,935	1,925,047	1,935,710	1,911,207
	Funds held under reinsurance treaties	3,760,294	3,760,294	3,745,074	3,745,074
	Debt	574,724	660,112	615,733	683,675
	Securities lending payable	48,318	48,318	43,470	43,470
	Derivative instruments	24,262	24,262	324,389	324,389
	Federal Home Loan Bank advances	300,140	300,140	—	—
	Separate account liabilities	195,070,474	195,070,474	163,301,375	163,301,375

(1)	Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt and Equity Securities
The fair values for debt and equity securities (excluding limited partnerships, further described below) are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities,

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2019 and 2018, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in equity securities, is generally determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2019 or 2018. As a result of using the net asset value per share practical expedient, limited partnership interests are not classified in the fair value hierarchy.

The Company’s limited partnership interests are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

In cases when a limited partnership’s financial statements are unavailable and an NAV equivalent is not available or practical, an internally developed model is used to determine fair value for that fund. These investments are classified as Level 3 in the fair value hierarchy.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

FHLBI Capital Stock
FHLBI capital stock, which is included in other invested assets, can only be sold to FHLBI at a constant price of $100 per share. Due to the lack of valuation uncertainty, the investment has been classified as Level 1.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Receivables from Affiliates
The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and debt securities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models.  Such prices are derived from market observable inputs and are classified as Level 2.  The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other net investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

fair value, with changes in fair value recorded in other net investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$6,135,749	$6,135,749	$—	$—
Other government securities	1,741,283	—	1,741,283	—
Public utilities	6,750,265	—	6,750,265	—
Corporate securities	36,350,381	—	36,350,381	—
Residential mortgage-backed	1,048,245	—	1,048,245	—
Commercial mortgage-backed	3,046,398	—	3,046,398	—
Other asset-backed securities	1,901,701	—	1,901,701	—
Equity securities	148,935	101,190	34,831	12,914
Policy loans	3,585,838	—	—	3,585,838
Derivative instruments	1,486,367		1,486,367	—
Cash and cash equivalents	1,843,787	1,843,787	—	—
GMIB reinsurance recoverable	302,796	—	—	302,796
Separate account assets	195,070,474	—	195,070,474	—
Total	$259,412,219	$8,080,726	$247,429,945	$3,901,548

Liabilities
Embedded derivative liabilities (1)	$4,171,954	$—	$1,381,534	$2,790,420
Funds held under reinsurance treaties	3,760,294	—	—	3,760,294
Derivative instruments	24,262	—	24,262	—
Total	$7,956,510	$—	$1,405,796	$6,550,714

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$5,474,783	$5,474,783	$—	$—
Other government securities	1,481,176	—	1,481,176	—
Public utilities	5,918,212	—	5,918,212	—
Corporate securities	34,406,072	—	34,406,072	—
Residential mortgage-backed	813,802	—	813,801	1
Commercial mortgage-backed	2,450,968	—	2,450,968	—
Other asset-backed securities	1,320,344	—	1,320,344	—
Equity securities	501,049	409,698	80,716	10,635
Policy loans	3,543,680	—	—	3,543,680
Derivative instruments	730,637	—	722,132	8,505
Cash and cash equivalents	3,741,713	3,741,713	—	—
GMIB reinsurance recoverable	300,600	—	—	300,600
Separate account assets	163,301,375	—	163,301,375	—
Total	$223,984,411	$9,626,194	$210,494,796	$3,863,421

Liabilities
Embedded derivative liabilities (1)	$3,947,956	$—	$898,263	$3,049,693
Funds held under reinsurance treaties	3,745,074	—	—	3,745,074
Derivative instruments	324,389	—	324,389	—
Total	$8,017,419	$—	$1,222,652	$6,794,767

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2019
Assets	Total	Internal	External
Equity securities	$12,914	$2,390	$10,524
Policy loans	3,585,838	3,585,838	—
GMIB reinsurance recoverable	302,796	302,796	—
Total	$3,901,548	$3,891,024	$10,524

Liabilities
Embedded derivative liabilities (1)	$2,790,420	$2,790,420	$—
Funds held under reinsurance treaties	3,760,294	3,760,294	—
Total	$6,550,714	$6,550,714	$—

	December 31, 2018
Assets	Total	Internal	External
Debt securities
Residential mortgage-backed	$1	$1	$—
Equity securities	10,635	111	10,524
Policy loans	3,543,680	3,543,680	—
Derivative instruments	8,505	—	8,505
GMIB reinsurance recoverable	300,600	300,600	—
Total	$3,863,421	$3,844,392	$19,029

Liabilities
Embedded derivative liabilities (1)	$3,049,693	$3,049,693	$—
Funds held under reinsurance treaties	3,745,074	3,745,074	—
Total	$6,794,767	$6,794,767	$—
(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2019
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,585,838	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	302,796	Discounted cash flow	See below	See below	See below
Total	$3,888,634

Liabilities
Embedded derivative liabilities	$2,790,420	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,760,294	Carrying value of asset	N/A	N/A	N/A
Total	$6,550,714

	December 31, 2018
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range in bps (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Policy loans	$3,543,680	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	300,600	Discounted cash flow	See below	See below	See below
Total	$3,844,280

Liabilities
Embedded derivative liabilities	$3,049,693	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,745,074	Carrying value of asset	N/A	N/A	N/A
Total	$6,794,767

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

As of December 31, 2019 and 2018, securities of $2.4 million and $112 thousand, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

The tables below provide rollforwards for 2019 and 2018 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2019	Income	Income	Settlements	Level 3	2019
Assets
Debt securities
Residential mortgage-backed	$1	$—	$—	$(1)	$—	$—
Equity securities	10,635	858	—	(414)	1,835	12,914
Policy loans	3,543,680	513	—	41,645	—	3,585,838
Derivative instruments	8,505	(8,505)	—	—	—	—
GMIB reinsurance recoverable	300,600	2,196	—	—	—	302,796

Liabilities
Embedded derivative liabilities (1)	$(3,049,693)	$259,273	$—	$—	$—	$(2,790,420)
Funds held under reinsurance treaties	(3,745,074)	(3,458)	(3,844)	(7,918)	—	(3,760,294)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2018	Income	Income	Settlements	Level 3	2018
Assets
Debt securities
Residential mortgage-backed	$2	$—	$—	$(1)	$—	$1
Equity securities	111	—	—	10,524	—	10,635
Policy loans	3,397,764	3,970	—	141,946	—	3,543,680
Derivative instruments	5,931	(3,011)	—	5,585	—	8,505
GMIB reinsurance recoverable	252,138	48,462	—	—	—	300,600

Liabilities
Embedded derivative liabilities (1)	$(1,711,142)	$(1,338,551)	$—	$—	$—	$(3,049,693)
Funds held under reinsurance treaties	(3,604,525)	(1,001)	475	(140,023)	—	(3,745,074)

(1) Includes the embedded derivative related to GMWB reserves.

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The components of the amounts included in purchases, sales, issuances, and settlements for years ended December 31, 2019 and 2018 shown above are as follows (in thousands):

	December 31, 2019
	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Residential mortgage-backed	$—	$(1)	$—	$—	$(1)
Equity Securities	—	(414)	—	—	(414)
Policy loans	—	—	274,694	(233,049)	41,645
Derivative instruments	—	—	—	—	—
Total	$—	$(415)	$274,694	$(233,049)	$41,230

Liabilities
Funds held under reinsurance treaties	$—	$—	$(313,776)	$305,858	$(7,918)

	December 31, 2018
	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Residential mortgage-backed	$—	$(1)	$—	$—	$(1)
Equity Securities	10,524	—	—	—	10,524
Policy loans	—	—	372,211	(230,265)	141,946
Derivative instruments	5,585	—	—	—	5,585
Total	$16,109	$(1)	$372,211	$(230,265)	$158,054

Liabilities
Funds held under reinsurance treaties	$—	$—	$(496,705)	$356,682	$(140,023)

In 2019, $1.8 million was transferred from NAV to Level 3 as a result of using significant unobservable inputs since an NAV was not available. There were no transfers from Level 3 to Level 2 of the fair value hierarchy during 2019 and 2018. There were no transfers from Level 2 to Level 3 during 2019 and 2018. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2019 or 2018.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2019 and 2018 was as follows (in thousands):

	2019	2018
Assets
Equity Securities	$444	$—
Derivative instruments	—	(2,505)
GMIB reinsurance recoverable	2,196	48,463

Liabilities
Embedded derivative liabilities	$259,273	$(1,338,551)
Funds held under reinsurance treaties	3,844	475

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2019		December 31, 2018
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$9,903,569	$10,232,092	$9,405,897	$9,282,225
Policy loans	Level 3	1,119,906	1,119,906	1,143,757	1,143,757
FHLBI capital stock	Level 1	125,415	125,415	125,415	125,415
Receivables from affiliates	Level 3	247,770	247,770	283,793	283,793

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$36,646,186	$43,813,612	$34,730,152	$38,780,140
Reserves for guaranteed investment contracts	Level 3	1,529,591	1,569,453	1,665,967	1,649,954
Trust instruments supported by funding agreements	Level 3	8,852,566	9,086,798	7,298,432	7,322,631
Federal Home Loan Bank funding agreements	Level 3	1,904,935	1,925,047	1,935,710	1,911,207
Debt - Squire Surplus Note	Level 3	247,770	247,770	283,793	283,793
Debt - all other	Level 2	326,954	412,342	331,940	399,882
Securities lending payable	Level 2	48,318	48,318	43,470	43,470
Federal Home Loan Bank advances	Level 2	300,140	300,140	—	—
Separate account liabilities (2)	Level 2	195,070,474	195,070,474	163,301,375	163,301,375

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2019	2018	2017
Balance, beginning of year	$10,412,327	$10,509,849	$9,678,063
Deferrals of acquisition costs	796,908	747,095	839,143
Amortization related to:
Operations	(235,278)	(971,836)	(506,326)
Derivatives	1,247,418	(148,053)	579,923
Net realized losses (gains)	(8,897)	498	3,965
Total amortization	1,003,243	(1,119,391)	77,562
Unrealized investment losses (gains)	(547,248)	274,774	(84,919)
Balance, end of year	$11,665,230	$10,412,327	$10,509,849

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2019	2018	2017
Balance, beginning of year	$670,494	$644,006	$696,636
Deferrals of sales inducements	10,224	12,109	14,877
Amortization related to:
Operations	(20,970)	(31,802)	(64,178)
Derivatives	203	(129)	13,483
Net realized losses (gains)	(1,053)	76	625
Total amortization	(21,820)	(31,855)	(50,070)
Unrealized investment losses (gains)	(79,831)	46,234	(17,437)
Balance, end of year	$579,067	$670,494	$644,006

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, yearly renewable term, or, with Brooke Life, a monthly renewable term basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Effective October 1, 2018, the Company entered into a reinsurance agreement with John Hancock to assume its U.S. Group Payout Annuity business. The transaction is structured as indemnity reinsurance by Jackson of John Hancock’s approximately 186,000 Group Payout Annuity certificates representing $5.0 billion of assumed premiums, ceding commission income of $555.0 million and $5.5 billion of reserves.

Effective March 15, 2019, the Company closed on a 90% reinsurance agreement with John Hancock Life Insurance Company of New York (“JHNY”) to assume its Group Payout Annuity business. The transaction is structured as indemnity reinsurance by Jackson of JHNY’s approximately 18,000 Group Payout Annuity certificates representing $0.5 billion of reserves.

On May 29, 2019, the Michigan Department of Insurance and Financial Services revoked the status of Scottish RE (U.S.), Inc. as an accredited reinsurer in Michigan. The Company wrote off $6.1 million of paid claims recoverable in 2019 as it was deemed probable that the Company would not recover the balance. At December 31, 2019, an allowance of $42.5 million was established for the ceded reserve.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005.

The Company has three retro treaties with SRZ. Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. This funds held liability was $3.8 billion and $3.7 billion at December 31, 2019 and 2018, respectively.

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Direct premium:
Life	$517,674	$459,025	$518,819
Accident and health	40,114	43,855	49,180
Plus reinsurance assumed:
Life	44,331	41,603	68,290
Group payout annuity	406,078	4,983,165	—
Accident and health	5,885	6,898	8,098
Less reinsurance ceded:
Life	(417,495)	(346,662)	(402,803)
Annuity guaranteed benefits	(13,458)	(14,307)	(15,227)
Accident and health	(45,999)	(50,754)	(57,278)
Total premium	$537,130	$5,122,823	$169,079

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Direct benefits:
Life	$1,145,775	$1,180,590	$1,261,108
Accident and health	125,245	139,546	132,471
Annuity guaranteed benefits	132,363	103,216	101,326
Plus reinsurance assumed:
Life	244,867	239,582	248,917
Group payout annuity	523,529	125,050	—
Accident and health	25,104	24,154	26,731
Less reinsurance ceded:
Life	(512,078)	(530,953)	(576,447)
Accident and health	(150,349)	(163,700)	(159,202)
Deferral of contract enhancements	(3,090)	(3,622)	(4,382)
Group payout annuity reserves assumed	59,089	5,482,451	—
Change in reserves, net of reinsurance	(160,448)	345,834	(7,000)
Total benefits	$1,430,007	$6,942,148	$1,023,522

Components of the Company’s reinsurance recoverable were as follows (in thousands):

	December 31,
	2019	2018
Reserves:
Life	$6,420,069	$6,491,616
Accident and health	588,767	589,513
Guaranteed minimum income benefits	302,796	300,600
Other annuity benefits	186,836	198,540
Claims liability	895,690	915,815
Other	16,007	1,762
Total	$8,410,165	$8,497,846

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $34.7 million and $36.5 million at December 31, 2019 and 2018, respectively. At December 31, 2019, the largest amount ceded to any reinsurer totaled $6.0 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2019	2018
Direct life insurance in-force	$142,233	$165,033
Amounts assumed from other companies	18,206	19,214
Amounts ceded to other companies	(99,495)	(114,847)
Net life insurance in-force	$60,944	$69,400

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2019	2018
Traditional life	$5,008,949	$5,118,909
Guaranteed benefits	5,378,099	5,734,349
Claims payable	1,007,850	988,614
Accident and health	1,290,134	1,327,438
Group payout annuities	5,541,540	5,482,451
Other	901,869	958,038
Total	$19,128,441	$19,609,799

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

The following table sets forth the Company’s liabilities for other contract holder funds balances (in thousands):

	December 31,
	2019	2018
Interest-sensitive life	$12,268,931	$12,514,825
Variable annuity fixed option	8,230,565	8,545,541
Fixed annuity	17,203,207	17,380,310
Fixed index annuity	14,058,602	11,108,471
GICs, funding agreements and FHLB advances	12,287,091	10,900,108
Total	$64,048,396	$60,449,255

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2019, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.68% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5%, with a 2.35% average guaranteed rate.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

At both December 31, 2019 and 2018, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2019

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$2,798.8	$4,151.2	$—	$6,950.0
>1.0% - 2.0%	1,710.9	6,068.9	5,206.2	12,986.0
>2.0% - 3.0%	7,047.4	3,838.5	2,560.3	13,446.2
>3.0% - 4.0%	1,561.4	—	—	1,561.4
>4.0% - 5.0%	2,236.4	—	—	2,236.4
>5.0% - 5.5%	278.2	—	—	278.2
Total	$15,633.1	$14,058.6	$7,766.5	$37,458.2

	December 31, 2018

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$3,184.6	$1,887.8	$4,585.3	$9,657.7
>1.0% - 2.0%	883.4	6,377.1	1,372.9	8,633.4
>2.0% - 3.0%	7,533.5	2,843.6	2,189.6	12,566.7
>3.0% - 4.0%	1,622.5	—	—	1,622.5
>4.0% - 5.0%	2,285.4	—	—	2,285.4
>5.0% - 5.5%	286.1	—	—	286.1
Total	$15,795.5	$11,108.5	$8,147.8	$35,051.8

At both December 31, 2019 and 2018, approximately 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum	2019	2018
Guaranteed Interest Rate	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$270.6	$291.2
>3.0% - 4.0%	3,017.6	3,048.9
>4.0% - 5.0%	2,596.5	2,682.7
>5.0% - 6.0%	2,031.2	2,168.4
Subtotal	7,915.9	8,191.2
Retro treaties	4,353.0	4,323.6
Total	$12,268.9	$12,514.8

The Company had established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

with Jackson and secured by the issuance of funding agreements. The remaining series under this program matured in August 2019. The carrying value at December 31, 2018 totaled $(11.1) million.

The Company has established a $23.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2019 and 2018 totaled $8.9 billion and $7.3 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in other net investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At both December 31, 2019 and 2018, the Company held $125.4 million of FHLBI capital stock, supporting $2.3 billion and $2.0 billion in funding agreements, short-term and long-term borrowing capacity in 2019 and 2018, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

At December 31, 2019 and 2018, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2019	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$150,575.7	$2,477.3	66.9 years
GMWB - Premium only	0%	2,752.7	15.7
GMWB	0-5%*	257.3	13.8
GMAB - Premium only	0%	36.5	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		12,546.8	68.5	67.7 years
GMWB - Highest anniversary only		3,232.4	50.9
GMWB		697.6	55.2
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	8,158.8	686.6	70.0 years
GMIB	0-6%	1,688.1	615.8		0.5 years
GMWB	0-8%*	140,528.5	7,159.6

					Average
					Period
				Weighted	until
December 31, 2018	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$125,644.3	$5,651.5	66.5 years
GMWB - Premium only	0%	2,450.1	79.5
GMWB	0-5%*	250.6	25.4
GMAB - Premium only	0%	33.5	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		10,865.3	1,417.9	67.1 years
GMWB - Highest anniversary only		2,827.4	400.2
GMWB		681.6	113.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	6,946.7	1,549.9	69.5 years
GMIB	0-6%	1,599	825.1		0.1 years
GMWB	0-8%*	116,901.6	21,441.6

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2019	2018
Equity	$121,520.3	$99,834.2
Bond	19,340.4	17,704.9
Balanced	30,308.3	25,348.7
Money market	956.2	1,049.5
Total	$172,125.2	$143,937.3

GMDB liabilities reflected in the general account were as follows (in millions):

	2019	2018
Balance at January 1	$1,371.6	$946.6
Incurred guaranteed benefits	24.7	518.6
Paid guaranteed benefits	(113.4)	(93.6)
Balance at December 31	$1,282.9	$1,371.6

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2019 and 2018 (except where otherwise noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 24% to 100% of the Annuity 2000 table (2018: 25% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 27.9% (before application of dynamic adjustments).

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $2,790.5 million and $3,049.8 million at December 31, 2019 and 2018, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2019 and 2018, these GMWB reserves totaled $161.3 million and $175.4 million, respectively, and were reported in reserves for future policy benefits and claims payable.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value that was immaterial to the consolidated financial statements at both December 31, 2019 and 2018, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2019 and 2018, GMIB reserves before reinsurance totaled $86.6 million and $109.7 million, respectively.

Other Liabilities - Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2019			December 31, 2018
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$904.1	$20,620.5	62.8 years	$890.2	$21,805.8	62.2 years
ISWL account balance
adjustment	127.8	n/a	n/a	122.6	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2019 and 2018:

1)	Use of a series of deterministic premium persistency scenarios.

2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.

3)	Discount rates equal to credited interest rates, approximately 3.0% to 5.5% in both 2019 and 2018.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values, and was immaterial to the consolidated financial statements at both December 31, 2019 and 2018. The Company also offers an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider was $3.3 million and $0.8 million at December 31, 2019 and 2018.

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	December 31,
	2019	2018
	Carrying	Carrying
	Value	Value
Surplus notes	$497,382	$533,351
FHLBI bank loans	77,342	82,382
Total	$574,724	$615,733

At December 31, 2019, the above borrowings were all due after five years.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

Surplus notes
Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, Jackson issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2019, 2018, and 2017.

In conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.35%, payable quarterly. During 2019, 2018, and 2017 interest expense on the Squire Surplus Note was $11.0 million, $12.7 million, and $14.0 million, respectively.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term.  The weighted average interest rate on these loans was 2.20% in 2019 and 1.90% in 2018.  The outstanding balance on these loans was $77.3 million and $82.4 million at December 31, 2019 and 2018, respectively.  During 2019, 2018, and 2017, interest expense for these loans totaled $1.8 million, $1.6 million, and $805 thousand, respectively. At December 31, 2019, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $113.5 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of $300.1 million and nil were outstanding at December 31, 2019 and 2018, respectively, and were recorded in other liabilities. The Company paid interest of $2.1 million, $2.6 million, and $3.4 million on such advances in 2019, 2018, and 2017, respectively.

12.	Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%. As a result of this reduction, the Company recognized additional tax (benefit) expense of ($11.1) million and $355.4 million in 2018 and 2017, respectively, due to the rescaling of deferred tax assets and liabilities. In 2017, the Company also recognized a tax benefit of $141.0 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses. In accordance with ASU No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” this stranded tax benefit was reclassified from AOCI to retained earnings.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Current tax expense (benefit)	$299,543	$113,822	$(218,106)
Deferred tax (benefit) expense	(672,923)	134,520	541,038
Income tax (benefit) expense	$(373,380)	$248,342	$322,932

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 21% for both 2019 and 2018 and 35% for 2017 as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017
Income taxes at statutory rate	$(176,021)	$477,829	$264,111
Dividends received deduction	(170,841)	(114,574)	(346,330)
U.S. federal tax reform impact	—	(11,119)	355,432
Provision for uncertain tax benefit	—	4,818	32,178
Contribution of capitalized affiliate	—	(77,896)	—
Other	(26,518)	(30,716)	17,541
Income tax (benefit) expense	$(373,380)	$248,342	$322,932

Effective tax rate	44.5%	10.9%	41.2%

Federal income taxes paid (received) were $379.3 million, $35.4 million, and $(13.2) million in 2019, 2018, and 2017, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2019	2018
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$2,987,374	$2,741,692
Derivative investments	863,223	129,945
Deferred compensation	129,180	124,699
Net operating loss carryforward	48,091	64,869
Net unrealized loss on available for sale securities	—	117,249
Other	63,942	33,076
Total gross deferred tax asset	4,091,810	3,211,530

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,484,066)	(2,117,561)
Other investment items	(295,062)	(330,994)
Net unrealized gains on available for sale securities	(589,366)	—
Other	(46,506)	(52,472)
Total gross deferred tax liability	(3,415,000)	(2,501,027)

Net deferred tax asset	$676,810	$710,503

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2019, it is more likely than not that the deferred tax assets will be realized. At December 31, 2019 and 2018, the Company did not have a valuation allowance.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

During 2016, Jackson reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of all unrealized gains and losses on hedge-related investments, but then defers two-thirds of the amount ratably over the following two years. Accordingly, there is an acceleration of taxes incurred currently and a related offset to the taxes being deferred.

At December 31, 2019, the Company had a federal tax ordinary loss carryforward of $229.0 million, of which $158.0 million was attributable to a previous acquisition, which begins to expire in 2026. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million. The remaining $70.9 million of loss carryforward is attributable to NPH which was contributed to the Company as discussed in Note 1. This loss carryforward has no expiration, but is subject to an overall limitation of 80% of the tax income of the Brooke Life Consolidated tax group and the limitation on offsetting life income with non-life losses of the lesser of 35% of the loss carryforward or 35% of the tax income for the Brooke Life consolidated tax group.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. At December 31, 2019 and 2018, the Company held reserves related to the exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation and a change in the calculation of its tax basis reserves. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2019	2018

Unrecognized tax benefit, beginning of year	$36,996	$32,178
Additions for tax positions identified	—	4,818
Unrecognized tax benefit, end of year	$36,996	$36,996

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2019, 2018, or 2017.

Based on information available as of December 31, 2019, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012.

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2019 and 2018, Jackson recorded accruals totaling $30.7 million and $28.0 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $2.6 million and $2.8 million at the end of 2019 and 2018, respectively. At December 31, 2019 and 2018, related premium tax offsets were $0.8 million and $1.0 million, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

At December 31, 2019, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $888.5 million. At December 31, 2019, unfunded commitments related to commercial mortgage loans and other debt securities totaled $796.0 million.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2020 and 2030.

14.	Leases

The Company leases office space and equipment under several operating leases that expire at various dates through 2051. The Company determines if a contract is a lease at inception or modification. Lease terms may include options to extend or terminate the lease and are included in the lease measurement when it is reasonably certain that the Company will exercise that option. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and corresponding lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are determined using the Company’s incremental borrowings rate based upon information available at lease commencement. Certain lease incentives such as free rent periods are recorded as a reduction of the ROU asset. Lease costs for operating leases are recognized on a straight-line basis over the life of the lease.

The Company has lease agreements with both lease and non-lease components. The Company elected the practical expedient to combine lease and non-lease components for certain real estate leases.

Variable lease expenses may include changes in index-linked lease payments and certain variable operating expenses associated with real estate leases. These payments are recognized in operating expenses in the period incurred.

The Company recorded operating lease net ROU assets of $25.6 million and associated lease liabilities of $38.6 million as of December 31, 2019, classified within other assets and other liabilities, respectively. Net lease expense was $32.2 million, $40.0 million, and $32.7 million in 2019, 2018, and 2017, respectively, including expenses associated with software leases.

In 2018, the Company announced the closing of its Denver office as part of a strategic reorganization of the distribution platform. The Company determined that the lease obligation for this building exceeded the economic benefit for the remainder of the contract, resulting in an expense accrual of $8.6 million in 2018. Upon adoption of ASU 2016-02 in 2019, this expense accrual was recorded as an impairment of the associated ROU asset.

The following table summarizes the components of operating lease costs and other information related to operating leases (in thousands):

		December 31,
	Classification	2019
Lease Cost:
Operating leases (1)	Operating costs and other expenses, net of deferrals	$12,903
Variable lease costs	Operating costs and other expenses, net of deferrals	2,214
Sublease income	Operating costs and other expenses, net of deferrals	(3,247)
Net Lease Cost		$11,870

Other Information:
Cash paid for amounts included in the measurement of operating lease liability		$12,167
ROU assets obtained in exchange for new lease liabilities		$132
Weighted average lease term		6 years
Weighted average discount rate		3.6%

(1) Operating lease costs exclude software leases, as intangible assets are excluded from the scope of Accounting Standard Codification 842, Leases.

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

At December 31, 2019, the maturities of operating lease liabilities were as follows (in thousands):

2020	$10,033
2021	7,477
2022	6,242
2023	6,109
2024	4,703
Thereafter	8,672
Total	$43,236

Less: interest	4,675
Present value of lease liabilities	$38,561

At December 31, 2018, future minimum payments under these non-cancellable operating leases were as follows (in thousands):

2019	$10,777
2020	10,098
2021	7,642
2022	6,296
2023	5,952
Thereafter	13,281
Total	$54,046

15.	Share-Based Compensation

Certain employees participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost awards with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies the above plan as an equity settled plan and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2019 and 2018, the Company had $0.5 million and $3.6 million, respectively, reserved for future payments under this plan.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At December 31, 2019 and 2018, the Company had $4.3 million and $11.4 million of shares/ADRs held at cost in the trust, respectively.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee.  These share awards vest based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee.  Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period.  Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period.  Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

The Company classifies the above plan as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed within other liabilities. At December 31, 2019 and 2018, the Company had $85.8 million and $84.5 million, respectively, accrued for future payments under this plan.

The Company recognizes share-based compensation expense associated with the above plans based on the grant-date award fair value ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period. The Company estimates forfeitures when calculating share-based compensation expense.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	Years Ended December 31,
	2019	2018	2017
Prudential LTIP	$53.6	$26.6	$66.3
Retention Share Plan	1.2	(0.3)	4.5
Total compensation expense related to incentive plans	$54.8	$26.3	$70.8

Income tax benefit	$11.5	$5.5	$10.7

The total unrecognized compensation expense related to all share-based plans at December 31, 2019 was $66.0 million with a weighted average remaining period of 1.33 years.

During 2015 and 2019, certain one-off type retention awards were issued.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2019, 2018, and 2017 were $39.75, $49.44, and $42.12, respectively.

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

Outstanding non-vested Prudential ADRs granted were as follows:

	Prudential LTIP
	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2017	3,691,079	$42.41

Granted	1,231,568	49.44
Exercised	829,976	50.47
Lapsed/Forfeited	290,968	45.56
At December 31, 2018	3,801,703	$42.68

Granted	1,995,888	39.75
Exercised	1,217,914	37.27
Lapsed/Forfeited	546,477	44.18
At December 31, 2019	4,033,200	$42.66

At December 31, 2019 and 2018, there were 33,435 and nil, respectively, non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $35.89 and $46.68.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

16.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend. Ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus).  At December 31, 2019, the Company had $368.0 million of adjusted earned surplus available for dividends.  Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31.  The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend.  The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2020, is estimated to be $454.2 million, subject to the availability of adjusted earned surplus as of the dividend date.

Dividends from the Company to its parent were $525.0 million, $451.9 million, and $600.5 million in 2019, 2018, and 2017, respectively. Jackson’s 2019, 2018, and 2017 dividends include nil, $1.9 million, and $0.5 million, respectively, related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.8 billion at both December 31, 2019 and 2018. Statutory net (loss) income of the Company, as reported in its Annual Statement, was $(263.5) million, $1,896.3 million, and $168.4 million in 2019, 2018, and 2017, respectively.

Jackson had been granted a permitted practice that allowed Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson was required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. The permitted practice was annually renewed and was in place until September 30, 2019, at which time, with the approval of the Department of Insurance and Financial Services, it was terminated. At December 31, 2018, the effect of the permitted practice decreased statutory surplus by $164.7 million, net of tax. The permitted practice had no impact on statutory net income.

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $131.0 million and $236.5 million of statutory basis VOBA at December 31, 2019 and 2018, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2019, the Company’s TAC remained well in excess of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2019 and 2018, there were no significant exceptions with any ratios.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

17.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor,. PPMA is ultimately a wholly owned subsidiary of Prudential. The Company paid $76.8 million, $68.9 million, and $45.8 million to PPMA for investment advisory services during 2019, 2018, and 2017, respectively.

NPH, Jackson’s former affiliated broker-dealer network, distributed products issued by Jackson and received commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2018, and 2017 totaled $5.6 million and $100.2 million, respectively. In December 2018, the broker dealers were consolidated into NPH, which was then contributed to Jackson via Brooke Life, and converted to NPH LLC.

Jackson has entered into shared services administrative agreement with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $7.8 million, $8.3 million, and $16.6 million of certain management and corporate services costs to these affiliates in 2019, 2018, and 2017, respectively.

Jackson provides a $100.0 million revolving credit facility to Brooke (Holdco1) Inc., an upstream holding company. The loan is unsecured, matures in December 2021, accrues interest at LIBOR plus 2%, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2019 and 2018. The highest outstanding loan balance during both 2019 and 2018 was nil. During 2019, 2018, and 2017, interest and commitment fees totaled $100 thousand, $100 thousand, and $65 thousand, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2023, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2019 and 2018. The highest outstanding loan balance during both 2019 and 2018 was nil. Interest and commitment fees totaled $40 thousand, $111 thousand, and $107 thousand during 2019, 2018 and 2017, respectively.

Jackson provides a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2024, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at both December 31, 2019 and 2018, was nil. The highest outstanding loan balance during 2019 and 2018 was nil and $1.5 million, respectively. Interest and commitment fees totaled $0.1 million each year for 2019, 2018, and 2017.

Jackson provides, through its PGDS subsidiary, information security and technology services to certain Prudential affiliates. Jackson recognized $3.4 million, $2.8 million, and $3.7 million of revenue associated with these services during 2019, 2018, and 2017, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

18.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $27.8 million, $31.3 million, and $29.7 million in 2019, 2018, and 2017, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2019 and 2018, the liability for such plans totaled $592.5 million and $559.6 million, respectively, and is reported in other liabilities. The Company’s expense (income) related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $69.9 million, $(1.3) million, and $41.5 million in 2019, 2018, and 2017, respectively. Jackson hedges this liability within its overall hedging strategy.

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2019 and 2018

19.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	Years Ended December 31,
	2019	2018	2017
Commission expenses	$1,935,091	$1,804,182	$1,822,748
John Hancock ceding commission	(65,193)	(555,000)	—
General and administrative expenses	834,064	838,099	833,850
Deferral of policy acquisition costs	(796,908)	(747,095)	(839,143)
Total operating costs and other expenses	$1,907,054	$1,340,186	$1,817,455

20.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2019	2018	2017
Balance, beginning of year	$(182,759)	$1,092,974	$597,122
OCI before reclassifications	2,593,429	(1,326,661)	406,807
Amounts reclassified from AOCI	64,789	(89,156)	89,045
Cumulative effect of changes in accounting
principles	—	140,084	—
Balance, end of year	$2,475,459	$(182,759)	$1,092,974

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2019	2018	2017
Net unrealized investment loss:
Net realized loss on investments	$83,037	$(111,028)	$137,686	Other net investment losses
Other-than-temporary impairments	(1,025)	(1,828)	(693)	Total other-than-temporary impairments
Net unrealized loss before income taxes	82,012	(112,856)	136,993
Income tax (expense) benefit	(17,223)	23,700	(47,948)
Reclassifications, net of income taxes	$64,789	$(89,156)	$89,045

60

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2019
Statements of Operations for the period ended December 31, 2019
Statements of Changes in Net Assets for the periods ended December 31, 2019 and 2018
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2019 and 2018
Consolidated Income Statements for the years ended December 31, 2019, 2018, and 2017
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended December 31, 2019, 2018, and 2017
Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018, and 2017
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

e.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

f.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

g.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.	Specimen of the Perspective L Series Fixed and Variable Contract, incorporated herein by reference to the Registrant’s Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.
Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

j.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

k.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-08664).

l.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

n.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed September 30, 2004 (File Nos. 333-119427 and 811-08664).

o.
Specimen of Combination 4% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

p.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

q.
Specimen of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

r.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

s.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

t.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

u.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

w.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

x.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

y.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

z.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

bb.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

cc.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ee.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ff.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

gg.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

oo.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

pp.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

rr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

vv.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

ww.
Specimen of the Joint For Life GMWB with Bonus, guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

xx.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

yy.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

zz.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

aaa.
Specimen of the 6% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

bbb.
Specimen of the Combination [6%] Roll-up and Highest Quarterly Anniversary Value guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ccc.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

ddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

eee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

fff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on December 31, 2008 (File Nos. 333-119656 and 811-08664).

ggg.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

hhh.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

iii.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

jjj.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No.12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

kkk.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

lll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

mmm.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

nnn.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

ooo.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

ppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

qqq.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

rrr.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

sss.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

ttt.
Specimen of the [3%] Contract Enhancement Endorsement (7568 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

uuu.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

vvv.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

www.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

yyy.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

aaaa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

bbbb.
Specimen of the Perspective L Series Fixed and Variable Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

cccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

dddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

eeee.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

ffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

gggg.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

jjjj.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

kkkk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

llll.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

mmmm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

nnnn.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

oooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

pppp.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

qqqq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

rrrr.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

ssss.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

tttt.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

uuuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

vvvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

wwww.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

xxxx.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

yyyy.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

zzzz.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

aaaaa.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

bbbbb.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ccccc.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ddddd.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

eeeee.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

fffff.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7709), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

ggggg.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Registration Statement filed on October 8, 2004 (File Nos. 333-119656 and 811-08664).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 filed on September 2, 2005 (File Nos. 333-119656 and 811-08664).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119656 and 811-08664).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 filed on April 25, 2007 (File Nos. 333-119656 and 811-08664).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 filed on November 28, 2007 (File Nos. 333-119656 and 811-08664).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on March 26, 2008 (File Nos. 333-119656 and 811-08664).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 filed on October 6, 2008 (File Nos. 333-119656 and 811-08664).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

i.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13 filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

k.
Form of the Fixed and Variable Annuity Combination Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

l.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

m.
Form of the Fixed and Variable Annuity Combination Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on October 5, 2010 (File Nos. 333-119656 and 811-08664).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (VA610 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

o.
Form of the Variable and Fixed Annuity Application (V3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

p.
Form of the Perspective L Series Variable and Fixed Annuity Application (V610 08/11), incorporated herein by reference to the Registrant’s Registration Statement filed on July 22, 2011 (File Nos. 333-175719 and 811-08664).

q.
Form of the Variable and Fixed Annuity Application (V3573 08/11), incorporated herein by reference to the Registrant’s Registration Statement filed on July 22, 2011 (File Nos. 333-175719 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on March 26, 2008 (File Nos. 333-119656 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10, filed on October 6, 2008 (File Nos.333-119656 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12, filed on April 2, 2009 (File Nos. 333-119656 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on September 24, 2009 (File Nos. 333-119656 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 30, 2010 (File Nos. 333-119656 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD (“Reinsurer”), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD (“Reinsurer”), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 27, 2011 (File Nos. 333-119656 and 811-08664).

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD (“Reinsurer”), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 filed on August 26, 2011 (File Nos. 333-119656 and 811-08664).

k.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD (“Reinsurer”), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 filed on April 24, 2012 (File Nos. 333-119656 and 811-08664).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD (“Reinsurer”), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

m.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Ace Tempest Life Reinsurance LTD (“Reinsurer”), with effective date of April 27, 2015, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 112, filed on September 24, 2015 (File Nos. 333-70472 and 811-08664).

n.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Chubb Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 25, 2016, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 114, filed on September 15, 2016 (File Nos. 333-70472 and 811-08664).

o.
Amendment No. 22 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company and CHUBB Tempest Life Reinsurance, Ltd. (formerly ACE Tempest Life Insurance LTD), with effective date of April 24, 2017, incorporated herein by reference to Registrations Post-Effective Amendment No. 119, filed on April 24, 2019 ((File Nos. 333-70472 and 811-08664).

p.
Amendment No. 23 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company and CHUBB Tempest Life Reinsurance, Ltd. (formerly ACE Tempest Life Insurance LTD), with effective date of September 25, 2017, incorporated herein by reference to Registrations Post-Effective Amendment No. 119, filed on April 24, 2019 ((File Nos. 333-70472 and 811-08664).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President & Director

Axel André 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer & Director

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Executive Vice President, General Counsel & Secretary

Aimee R. DeCamillo 300 Innovation Drive Franklin, TN 37067	Chief Commercial Officer

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Chief Risk Officer & Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Operating Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Executive Vice President, Corporate Development & Director

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Treasurer & Controller

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President & Group Chief Information Security Officer

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President, Deputy General Counsel

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Audit Executive

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Vice President, Deputy General Counsel

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President

Courtney A. Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Pre-Effective Amendment No. 1, filed on April 10, 2020 (File Nos. 333-235565 and 811-08664).

Item 27. Number of Contract Owners as of February 29, 2020

Perspective L Series Contracts:

Qualified - 57,186
Non-Qualified - 29,460

Item 28. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or Investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Aimee DeCamillo 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way

Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 22nd day of April, 2020.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 22, 2020
Michael I. Falcon, President and Director

*	April 22, 2020
Axel André, Executive Vice President, Chief Financial Officer and Director

*	April 22, 2020
Bradley O. Harris, Executive Vice President, Chief Risk Officer and Director

*	April 22, 2020
Kenneth H. Stewart, Executive Vice President, Corporate Development and Director

*	April 22, 2020
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	April 22, 2020
Morten N. Friis, Director

*	April 22, 2020
Dennis J. Manning, Chairman and Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael I. Falcon, Axel André, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, and 333-235567), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 24th day of February, 2020.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President and Director

/s/ AXEL ANDRÉ
Axel André, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ KENNETH H. STEWART
Kenneth H. Stewart, Senior Vice President and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ EDWARD R. MORRISSEY
Edward R. Morrissey, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 3 related submissions. This submission is the third of the 3 related submissions. The accession numbers of the previous related submissions are as follows:

0000927730-20-000229
0000927730-20-000230